UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.0%
7,986	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	8,071
	Academic Loan Funding Trust,
13,413	Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	13,493
5,756	Series 2013-1A, Class A, VAR, 0.955%, 12/26/44 (e)	5,734
	Ally Auto Receivables Trust,
5,672	Series 2011-5, Class A4, 1.320%, 07/15/16	5,682
1,993	Series 2012-1, Class A4, 1.210%, 07/15/16	1,998
1,770	Series 2012-2, Class A3, 0.740%, 04/15/16	1,771
2,968	Series 2012-3, Class A3, 0.850%, 08/15/16	2,972
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,322
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,203
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,249
	American Credit Acceptance Receivables Trust,
1,941	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	1,944
1,392	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,393
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,896
3,248	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	3,252
1,361	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,362
19,543	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	19,529
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,098
4,711	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	4,705
2,400	American Homes 4 Rent Trust, Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,445
	AmeriCredit Automobile Receivables Trust,
188	Series 2012-2, Class A3, 1.050%, 10/11/16	188
1,089	Series 2012-3, Class A3, 0.960%, 01/09/17	1,090
1,827	Series 2012-5, Class A3, 0.620%, 06/08/17	1,828
1,030	Series 2013-1, Class A3, 0.610%, 10/10/17	1,030
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,503
94	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	94
1,021	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	1,020
	AXIS Equipment Finance Receivables II LLC,
3,479	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	3,480
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,688
1,045	Bank of America Auto Trust, Series 2012- 1, Class A3, 0.780%, 06/15/16	1,046
699	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	668
1,769	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	1,770
	BMW Vehicle Owner Trust,
2,036	Series 2013-A, Class A3, 0.670%, 11/27/17	2,037
13,722	Series 2014-A, Class A2, 0.530%, 04/25/17	13,727
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,096
5,954	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	5,941
6,816	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,899
5,139	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	5,158
4,899	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	4,900
	CarFinance Capital Auto Trust,
893	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	895
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,515
1,310	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	1,315
9,282	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	9,303
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
24,614	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	24,642
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	22,447
	CarMax Auto Owner Trust,
4,201	Series 2011-1, Class A4, 2.160%, 09/15/16	4,218
1,535	Series 2013-1, Class A3, 0.600%, 10/16/17	1,536
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,401
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,607
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,276
	Carnow Auto Receivables Trust,
191	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	191
3,923	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,922
11,797	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	11,798
7,500	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	7,518
	Chase Funding Trust,
2,458	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,544
3,811	Series 2003-6, Class 1A5, SUB, 5.291%, 11/25/34	3,916
6,499	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	6,582
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,245
747	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	715
	CNH Equipment Trust,
2,678	Series 2011-A, Class A4, 2.040%, 10/17/16	2,683
1,689	Series 2012-A, Class A3, 0.940%, 05/15/17	1,689
	Concord Funding Co. LLC,
26,904	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
12,555	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	12,641
8,628	Conix Mortgage Asset Trust, Series 2013- 1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	4,573
	CPS Auto Receivables Trust,
921	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	938
3,427	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	3,511
1,859	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,889
8,653	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	8,767
6,052	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	6,052
6,178	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	6,202
11,591	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	11,639
10,263	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	10,269
12,961	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	12,948
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,354
14,531	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	14,546
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,388
	CPS Auto Trust,
6,292	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	6,352
3,512	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	3,524
	Credit Acceptance Auto Loan Trust,
462	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	463
7,605	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	7,624
104	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.465%, 11/25/35	104
	CWABS, Inc. Asset-Backed Certificates,
419	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	423
10	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	9
985	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	939
117	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	108
955	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	925

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Exeter Automobile Receivables Trust,
1,496	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,498
506	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	507
2,817	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,821
9,280	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	9,292
18,713	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	18,694
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,550
31,191	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	31,213
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,401
	Fifth Third Auto Trust,
8,000	Series 2014-3, Class A2A, 0.570%, 05/15/17	8,000
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,320
	First Investors Auto Owner Trust,
2,859	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	2,866
2,181	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	2,181
11,985	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	11,972
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,886
	Flagship Credit Auto Trust,
5,131	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	5,137
6,273	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	6,293
10,612	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	10,595
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,224
22,109	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	22,115
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,387
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,976
	Ford Credit Auto Lease Trust,
1,701	Series 2014-A, Class A2A, 0.500%, 10/15/16	1,700
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,237
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,985
	Ford Credit Auto Owner Trust,
7,116	Series 2014-B, Class A3, 0.900%, 10/15/18	7,127
8,000	Series 2014-C, Class A2, 0.610%, 08/15/17	8,000
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,122
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	10,003
	Freedom Trust,
4,389	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	4,476
5,784	Series 2012-2, Class A24, VAR, 3.543%, 10/26/42 (e) (i)	5,886
	FRT Trust,
434	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	435
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,734
149	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	149
20,173	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	20,223
560	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	553
	GE Equipment Midticket LLC,
5,183	Series 2012-1, Class A3, 0.600%, 05/23/16	5,183
3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,775
	GLC Trust,
30,899	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	30,706
2,577	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	2,525
8,172	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	8,167
	GMAT Trust,
7,716	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	7,763
4,340	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	4,342

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HLSS Servicer Advance Receivables Backed Notes,
41,144	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	41,008
3,020	Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	2,996
9,905	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	9,808
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,899
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,789
23,903	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	23,884
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,792
828	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	686
	Honda Auto Receivables Owner Trust,
3,028	Series 2012-1, Class A4, 0.970%, 04/16/18	3,035
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,580
700	Series 2013-4, Class A4, 1.040%, 02/18/20	701
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,443
	HSBC Home Equity Loan Trust USA,
2,240	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	2,227
950	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	943
397	Series 2007-1, Class AS, VAR, 0.355%, 03/20/36	393
5,309	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	5,305
	Huntington Auto Trust,
6,680	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	6,698
1,351	Series 2012-1, Class A3, 0.810%, 09/15/16	1,352
	Hyundai Auto Receivables Trust,
1,925	Series 2010-B, Class A4, 1.630%, 03/15/17	1,932
1,105	Series 2011-B, Class A4, 1.650%, 02/15/17	1,106
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,119
	John Deere Owner Trust,
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,869
7,800	Series 2014-A, Class A2, 0.450%, 09/15/16	7,802
	KGS-Alpha Capital Markets LP,
134,344	IO, VAR, 10.725%, 08/25/38 (n)	5,143
52,704	Series 2012-3, IO, 4.877%, 09/25/26 (n)	1,342
168,241	Series 2012-4, IO, VAR, 8.837%, 09/25/37 (n)	7,860
77,173	Series 2013-2, IO, VAR, 16.607%, 03/25/39 (n)	4,438
90	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	90
1,555	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	1,548
	Long Beach Mortgage Loan Trust,
5,022	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	4,769
1,026	Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	987
845	Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	809
	LV Tower 52 Issuer LLC,
18,460	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	18,503
8,432	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	8,432
2,890	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	2,889
9,443	Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	9,729
	Mid-State Capital Trust,
4,821	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,957
8,676	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	8,993
12,503	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	12,577
	Nationstar Agency Advance Funding Trust,
10,674	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	10,668
3,544	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	3,543
1,000	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	1,000
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,254

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	649
1,899	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,899
3,343	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,438
	Nissan Auto Lease Trust,
1,425	Series 2013-B, Class A3, 0.750%, 06/15/16	1,427
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,165
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	2,996
2,268	Series 2014-A, Class A2, 0.420%, 11/15/16	2,268
12,816	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	12,797
	NYMT Residential LLC,
27,000	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	27,000
12,794	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	12,794
	Oak Hill Advisors Residential Loan Trust,
29,117	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	29,117
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,291
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,912
	OneMain Financial Issuance Trust,
25,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	25,443
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,601
36,252	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	36,263
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,466
170	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	158
7,542	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.093%, 10/25/34	7,503
4,988	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	5,003
	Progreso Receivables Funding I LLC,
7,000	Series 2013-A, Class A, 4.000%, 07/09/18 (e)	7,052
1,500	Series 2013-A, Class B, 8.000%, 07/09/18 (e)	1,554
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,615
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,117
	RAMP Trust,
3,012	Series 2004-RS11, Class M1, VAR, 1.085%, 11/25/34	2,969
741	Series 2005-EFC5, Class A3, VAR, 0.495%, 10/25/35	738
15,592	Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	15,186
	RASC Trust,
48	Series 2002-KS4, Class AIIB, VAR, 0.655%, 07/25/32	41
61	Series 2003-KS5, Class AIIB, VAR, 0.735%, 07/25/33	53
68	Series 2003-KS9, Class A2B, VAR, 0.795%, 11/25/33	57
8,980	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	9,010
	Real Estate Asset Trust,
11,087	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	11,121
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,080
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	51
514	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	505
363	Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.830%, 12/15/16	363
2,093	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	2,116
745	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.497%, 01/25/36	575
9,069	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	8,990

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	SNAAC Auto Receivables Trust,
671	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	672
5,143	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	5,143
	SpringCastle America Funding LLC,
64,257	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	64,321
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,553
	Springleaf Funding Trust,
60,603	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	61,007
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,538
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,607
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	57,003
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,631
1,777	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,780
8,222	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	8,212
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,109	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,156
679	Series 2002-AL1, Class A2, 3.450%, 02/25/32	675
1,728	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,706
2,618	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,716
2,095	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,178
37,000	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	37,000
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,770
	Toyota Auto Receivables Owner Trust,
7,941	Series 2014-A, Class A2, 0.410%, 08/15/16	7,942
10,909	Series 2014-C, Class A2, 0.510%, 02/15/17	10,915
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,779
	Trafigura Securitisation Finance plc, (Ireland),
22,321	Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	22,464
23,536	Series 2014-1A, Class A, VAR, 1.105%, 10/15/21 (e)	23,536
	Truman Capital Mortgage Loan Trust,
23,607	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	23,578
16,797	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	16,777
6,881	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	6,734
15,877	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	15,858
3,235	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	3,235
	Vericrest Opportunity Loan Transferee,
36,780	Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	36,734
19,151	Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54 (e)	19,151
59,989	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	59,637
7,036	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	7,042
11,536	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	11,520
	VOLT XVI LLC,
25,730	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	25,692
2,397	Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	2,355
	VOLT XX LLC,
13,665	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	13,714
6,797	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,816
11,830	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	11,840
15,535	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	15,552
	VOLT XXIII LLC,
15,740	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	15,818
2,988	Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	2,993
35,804	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	35,850

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XXVI LLC,
25,077		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	25,044
9,373		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,184
		Westgate Resorts LLC,
4,421		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	4,435
6,401		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	6,444
4,455		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	4,474
		World Omni Auto Receivables Trust,
2,910		Series 2013-B, Class A3, 0.830%, 08/15/18	2,914
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,401

		Total Asset-Backed Securities (Cost $2,066,034)	2,070,008

Collateralized Mortgage Obligations — 21.3%
		Agency CMO — 15.8%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
252		Series 8, Class ZA, 7.000%, 03/25/23	280
154		Series 24, Class ZE, 6.250%, 11/25/23	170
1,120		Series 29, Class L, 7.500%, 04/25/24	1,272
		Federal Home Loan Mortgage Corp. Reference REMIC,
8,516		Series R006, Class ZA, 6.000%, 04/15/36	9,635
11,516		Series R007, Class ZA, 6.000%, 05/15/36	13,023
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	13
10		Series 22, Class C, 9.500%, 04/15/20	11
17		Series 23, Class F, 9.600%, 04/15/20	19
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 46, Class B, 7.800%, 09/15/20	4
3		Series 47, Class F, 10.000%, 06/15/20	3
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
9		Series 99, Class Z, 9.500%, 01/15/21	10
31		Series 114, Class H, 6.950%, 01/15/21	34
–	(h)	Series 204, Class E, HB, IF, 1,857.676%, 05/15/23	6
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
6		Series 1065, Class J, 9.000%, 04/15/21	7
3		Series 1079, Class S, HB, IF, 33.474%, 05/15/21	5
7		Series 1084, Class F, VAR, 1.105%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.529%, 05/15/21	8
9		Series 1116, Class I, 5.500%, 08/15/21	10
43		Series 1144, Class KB, 8.500%, 09/15/21	49
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,180.814%, 01/15/22	8
19		Series 1206, Class IA, 7.000%, 03/15/22	21
25		Series 1250, Class J, 7.000%, 05/15/22	28
69		Series 1343, Class LA, 8.000%, 08/15/22	80
28		Series 1343, Class LB, 7.500%, 08/15/22	32
49		Series 1370, Class JA, VAR, 1.305%, 09/15/22	50
48		Series 1455, Class WB, IF, 4.598%, 12/15/22	51
432		Series 1466, Class PZ, 7.500%, 02/15/23	485
6		Series 1470, Class F, VAR, 1.663%, 02/15/23	6
78		Series 1491, Class I, 7.500%, 04/15/23	88
253		Series 1498, Class I, VAR, 1.305%, 04/15/23	260
372		Series 1502, Class PX, 7.000%, 04/15/23	412
43		Series 1505, Class Q, 7.000%, 05/15/23	48
178		Series 1518, Class G, IF, 8.880%, 05/15/23	209
33		Series 1541, Class M, HB, IF, 24.869%, 07/15/23	52
156		Series 1541, Class O, VAR, 1.620%, 07/15/23	159
10		Series 1570, Class F, VAR, 2.163%, 08/15/23	10
348		Series 1573, Class PZ, 7.000%, 09/15/23	390
191		Series 1591, Class PV, 6.250%, 10/15/23	209
46		Series 1602, Class SA, HB, IF, 22.247%, 10/15/23	81
1,065		Series 1608, Class L, 6.500%, 09/15/23	1,166
58		Series 1609, Class LG, IF, 16.998%, 11/15/23	60
417		Series 1642, Class PJ, 6.000%, 11/15/23	464

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
172	Series 1658, Class GZ, 7.000%, 01/15/24	195
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	26
18	Series 1686, Class SH, IF, 18.889%, 02/15/24	26
140	Series 1695, Class EB, 7.000%, 03/15/24	159
28	Series 1699, Class FC, VAR, 0.755%, 03/15/24	29
192	Series 1700, Class GA, PO, 02/15/24	186
782	Series 1706, Class K, 7.000%, 03/15/24	886
14	Series 1709, Class FA, VAR, 1.400%, 03/15/24	14
539	Series 1720, Class PL, 7.500%, 04/15/24	615
487	Series 1737, Class L, 6.000%, 06/15/24	542
89	Series 1745, Class D, 7.500%, 08/15/24	102
401	Series 1798, Class F, 5.000%, 05/15/23	436
8	Series 1807, Class G, 9.000%, 10/15/20	9
82	Series 1829, Class ZB, 6.500%, 03/15/26	91
538	Series 1863, Class Z, 6.500%, 07/15/26	596
52	Series 1865, Class D, PO, 02/15/24	45
65	Series 1890, Class H, 7.500%, 09/15/26	75
165	Series 1899, Class ZE, 8.000%, 09/15/26	193
444	Series 1927, Class PH, 7.500%, 01/15/27	509
357	Series 1927, Class ZA, 6.500%, 01/15/27	396
11	Series 1935, Class FL, VAR, 0.855%, 02/15/27	11
142	Series 1963, Class Z, 7.500%, 01/15/27	164
20	Series 1970, Class PG, 7.250%, 07/15/27	23
378	Series 1981, Class Z, 6.000%, 05/15/27	421
237	Series 1983, Class Z, 6.500%, 12/15/23	262
157	Series 1987, Class PE, 7.500%, 09/15/27	174
232	Series 2019, Class Z, 6.500%, 12/15/27	262
812	Series 2033, Class J, 5.600%, 06/15/23	872
92	Series 2033, Class SN, HB, IF, 28.453%, 03/15/24	37
257	Series 2038, Class PN, IO, 7.000%, 03/15/28	47
765	Series 2040, Class PE, 7.500%, 03/15/28	879
289	Series 2054, Class PV, 7.500%, 05/15/28	333
56	Series 2056, Class TD, 6.500%, 05/15/18	59
401	Series 2063, Class PG, 6.500%, 06/15/28	448
70	Series 2064, Class TE, 7.000%, 06/15/28	81
178	Series 2070, Class C, 6.000%, 07/15/28	199
825	Series 2075, Class PH, 6.500%, 08/15/28	927
883	Series 2075, Class PM, 6.250%, 08/15/28	996
157	Series 2086, Class GB, 6.000%, 09/15/28	176
323	Series 2089, Class PJ, IO, 7.000%, 10/15/28	57
744	Series 2095, Class PE, 6.000%, 11/15/28	823
1,318	Series 2106, Class ZD, 6.000%, 12/15/28	1,481
1,925	Series 2110, Class PG, 6.000%, 01/15/29	2,134
394	Series 2125, Class JZ, 6.000%, 02/15/29	439
1,968	Series 2126, Class CB, 6.250%, 02/15/29	2,185
54	Series 2132, Class SB, HB, IF, 29.871%, 03/15/29	96
29	Series 2134, Class PI, IO, 6.500%, 03/15/19	3
32	Series 2141, Class IO, IO, 7.000%, 04/15/29	6
122	Series 2163, Class PC, IO, 7.500%, 06/15/29	22
1,634	Series 2169, Class TB, 7.000%, 06/15/29	1,876
692	Series 2172, Class QC, 7.000%, 07/15/29	783
420	Series 2176, Class OJ, 7.000%, 08/15/29	485
2	Series 2196, Class TL, 7.500%, 11/15/29	3
359	Series 2201, Class C, 8.000%, 11/15/29	418
845	Series 2208, Class PG, 7.000%, 01/15/30	982
217	Series 2209, Class TC, 8.000%, 01/15/30	260
693	Series 2210, Class Z, 8.000%, 01/15/30	804
139	Series 2224, Class CB, 8.000%, 03/15/30	167
201	Series 2230, Class Z, 8.000%, 04/15/30	235
160	Series 2234, Class PZ, 7.500%, 05/15/30	185
137	Series 2247, Class Z, 7.500%, 08/15/30	159
360	Series 2256, Class MC, 7.250%, 09/15/30	416
588	Series 2259, Class ZM, 7.000%, 10/15/30	677
12	Series 2261, Class ZY, 7.500%, 10/15/30	14
47	Series 2262, Class Z, 7.500%, 10/15/30	55
643	Series 2271, Class PC, 7.250%, 12/15/30	741
651	Series 2283, Class K, 6.500%, 12/15/23	727
282	Series 2296, Class PD, 7.000%, 03/15/31	326
106	Series 2306, Class K, PO, 05/15/24	101

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
254	Series 2306, Class SE, IF, IO, 8.350%, 05/15/24	46
178	Series 2313, Class LA, 6.500%, 05/15/31	200
353	Series 2325, Class PM, 7.000%, 06/15/31	379
667	Series 2332, Class ZH, 7.000%, 07/15/31	764
104	Series 2333, Class HC, 6.000%, 07/15/31	103
3,636	Series 2344, Class ZD, 6.500%, 08/15/31	4,174
361	Series 2344, Class ZJ, 6.500%, 08/15/31	410
296	Series 2345, Class NE, 6.500%, 08/15/31	333
142	Series 2345, Class PQ, 6.500%, 08/15/16	147
95	Series 2347, Class VP, 6.500%, 03/15/20	102
363	Series 2351, Class PZ, 6.500%, 08/15/31	411
390	Series 2353, Class TD, 6.000%, 09/15/16	405
113	Series 2355, Class BP, 6.000%, 09/15/16	117
38	Series 2359, Class PM, 6.000%, 09/15/16	39
674	Series 2359, Class ZB, 8.500%, 06/15/31	809
187	Series 2360, Class PG, 6.000%, 09/15/16	193
30	Series 2363, Class PF, 6.000%, 09/15/16	31
101	Series 2366, Class MD, 6.000%, 10/15/16	105
327	Series 2367, Class ME, 6.500%, 10/15/31	362
337	Series 2388, Class FB, VAR, 0.755%, 01/15/29	343
262	Series 2391, Class QR, 5.500%, 12/15/16	270
90	Series 2394, Class MC, 6.000%, 12/15/16	94
372	Series 2399, Class OH, 6.500%, 01/15/32	422
624	Series 2399, Class TH, 6.500%, 01/15/32	705
751	Series 2410, Class NG, 6.500%, 02/15/32	858
464	Series 2410, Class OE, 6.375%, 02/15/32	500
823	Series 2410, Class QS, IF, 19.098%, 02/15/32	1,221
313	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	85
830	Series 2412, Class SP, IF, 15.791%, 02/15/32	1,110
1,985	Series 2418, Class FO, VAR, 1.055%, 02/15/32	2,033
697	Series 2420, Class XK, 6.500%, 02/15/32	792
568	Series 2423, Class MC, 7.000%, 03/15/32	655
724	Series 2423, Class MT, 7.000%, 03/15/32	837
831	Series 2423, Class TB, 6.500%, 03/15/32	936
103	Series 2425, Class OB, 6.000%, 03/15/17	107
1,028	Series 2430, Class WF, 6.500%, 03/15/32	1,160
1,318	Series 2434, Class TC, 7.000%, 04/15/32	1,479
2,339	Series 2434, Class ZA, 6.500%, 04/15/32	2,618
1,612	Series 2435, Class CJ, 6.500%, 04/15/32	1,759
503	Series 2436, Class MC, 7.000%, 04/15/32	568
241	Series 2441, Class GF, 6.500%, 04/15/32	272
628	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	171
562	Series 2450, Class GZ, 7.000%, 05/15/32	644
410	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	92
973	Series 2455, Class GK, 6.500%, 05/15/32	1,097
46	Series 2458, Class QE, 5.500%, 06/15/17	47
699	Series 2458, Class ZM, 6.500%, 06/15/32	786
277	Series 2463, Class CE, 6.000%, 06/15/17	288
568	Series 2466, Class DH, 6.500%, 06/15/32	641
1,049	Series 2466, Class PH, 6.500%, 06/15/32	1,140
739	Series 2474, Class NR, 6.500%, 07/15/32	834
1,584	Series 2475, Class S, IF, IO, 7.845%, 02/15/32	408
1,120	Series 2484, Class LZ, 6.500%, 07/15/32	1,267
54	Series 2488, Class WS, IF, 16.380%, 08/15/17	62
1,448	Series 2500, Class MC, 6.000%, 09/15/32	1,642
145	Series 2508, Class AQ, 5.500%, 10/15/17	152

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,492	Series 2512, Class PG, 5.500%, 10/15/22	1,636
30	Series 2515, Class MG, 4.000%, 09/15/17	30
507	Series 2535, Class BK, 5.500%, 12/15/22	557
627	Series 2537, Class TE, 5.500%, 12/15/17	660
337	Series 2543, Class LX, 5.000%, 12/15/17	353
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,294
1,020	Series 2544, Class HC, 6.000%, 12/15/32	1,133
417	Series 2549, Class ZG, 5.000%, 01/15/18	433
1,307	Series 2552, Class ME, 6.000%, 01/15/33	1,452
1,093	Series 2567, Class QD, 6.000%, 02/15/33	1,207
1,120	Series 2571, Class FY, VAR, 0.905%, 12/15/32	1,145
141	Series 2571, Class SK, HB, IF, 33.833%, 09/15/23	249
660	Series 2571, Class SY, IF, 18.229%, 12/15/32	982
4,839	Series 2575, Class ME, 6.000%, 02/15/33	5,373
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,439
518	Series 2586, Class WI, IO, 6.500%, 03/15/33	88
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,475
853	Series 2596, Class QG, 6.000%, 03/15/33	941
315	Series 2611, Class UH, 4.500%, 05/15/18	329
456	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	35
143	Series 2629, Class BY, IO, 4.500%, 03/15/18	2
1,811	Series 2631, Class SA, IF, 14.566%, 06/15/33	2,269
2,597	Series 2636, Class Z, 4.500%, 06/15/18	2,716
414	Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	31
116	Series 2638, Class DS, IF, 8.445%, 07/15/23	132
4	Series 2642, Class SL, IF, 6.722%, 07/15/33	4
175	Series 2650, Class PO, PO, 12/15/32	174
1,007	Series 2650, Class SO, PO, 12/15/32	989
2,533	Series 2651, Class VZ, 4.500%, 07/15/18	2,652
8,052	Series 2653, Class PZ, 5.000%, 07/15/33	9,075
347	Series 2655, Class EO, PO, 02/15/33	347
566	Series 2671, Class S, IF, 14.475%, 09/15/33	719
2,327	Series 2684, Class PO, PO, 01/15/33	2,315
461	Series 2692, Class SC, IF, 12.977%, 07/15/33	545
31	Series 2696, Class CO, PO, 10/15/18	31
4,484	Series 2709, Class PG, 5.000%, 11/15/23	5,000
1,317	Series 2710, Class HB, 5.500%, 11/15/23	1,445
213	Series 2715, Class OG, 5.000%, 01/15/23	214
544	Series 2720, Class PC, 5.000%, 12/15/23	593
4,380	Series 2722, Class PF, VAR, 0.755%, 12/15/33	4,441
9,421	Series 2733, Class SB, IF, 7.871%, 10/15/33	10,894
507	Series 2744, Class PE, 5.500%, 02/15/34	541
1,182	Series 2744, Class TU, 5.500%, 05/15/32	1,230
715	Series 2748, Class KO, PO, 10/15/23	709
1,062	Series 2758, Class AO, PO, 03/15/19	1,053
54	Series 2777, Class KO, PO, 02/15/33	54
36	Series 2780, Class JG, 4.500%, 04/15/19	37
310	Series 2780, Class SY, IF, 16.160%, 11/15/33	400
4,322	Series 2802, Class OH, 6.000%, 05/15/34	4,765
215	Series 2835, Class BO, PO, 12/15/28	215
148	Series 2835, Class QO, PO, 12/15/32	138
49	Series 2840, Class JO, PO, 06/15/23	48
1,530	Series 2903, Class Z, 5.000%, 12/15/24	1,652
846	Series 2929, Class MS, HB, IF, 27.479%, 02/15/35	1,254
4,318	Series 2934, Class EC, PO, 02/15/20	4,258
1,286	Series 2934, Class HI, IO, 5.000%, 02/15/20	112
848	Series 2934, Class KI, IO, 5.000%, 02/15/20	74
394	Series 2945, Class SA, IF, 12.016%, 03/15/20	450
410	Series 2967, Class S, HB, IF, 32.974%, 04/15/25	657
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,779

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,837	Series 2968, Class MD, 5.500%, 12/15/33	1,924
1,417	Series 2981, Class FA, VAR, 0.555%, 05/15/35	1,429
1,418	Series 2988, Class AF, VAR, 0.455%, 06/15/35	1,420
68	Series 2989, Class PO, PO, 06/15/23	67
773	Series 2990, Class GO, PO, 02/15/35	725
2,863	Series 2990, Class LK, VAR, 0.525%, 10/15/34	2,874
1,783	Series 2990, Class SL, HB, IF, 23.926%, 06/15/34	2,523
320	Series 2990, Class WP, IF, 16.629%, 06/15/35	383
4,484	Series 2992, Class LB, 5.000%, 06/15/20	4,770
17	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
91	Series 3014, Class OD, PO, 08/15/35	83
266	Series 3022, Class SX, IF, 16.488%, 08/15/25	344
786	Series 3029, Class SO, PO, 09/15/35	739
6,463	Series 3049, Class XF, VAR, 0.505%, 05/15/33	6,492
471	Series 3051, Class DP, HB, IF, 27.347%, 10/15/25	708
857	Series 3064, Class SG, IF, 19.484%, 11/15/35	1,116
3,555	Series 3065, Class DF, VAR, 0.535%, 04/15/35	3,573
52	Series 3068, Class AO, PO, 01/15/35	51
1,484	Series 3077, Class TO, PO, 04/15/35	1,375
1,643	Series 3085, Class WF, VAR, 0.955%, 08/15/35	1,674
3,399	Series 3101, Class UZ, 6.000%, 01/15/36	3,753
300	Series 3102, Class HS, HB, IF, 23.999%, 01/15/36	430
3,117	Series 3117, Class AO, PO, 02/15/36	2,954
662	Series 3117, Class EO, PO, 02/15/36	611
1,000	Series 3117, Class OG, PO, 02/15/36	945
569	Series 3117, Class OK, PO, 02/15/36	524
1,925	Series 3122, Class OH, PO, 03/15/36	1,828
1,861	Series 3122, Class OP, PO, 03/15/36	1,774
16	Series 3122, Class ZB, 6.000%, 03/15/36	22
198	Series 3134, Class PO, PO, 03/15/36	186
1,949	Series 3137, Class XP, 6.000%, 04/15/36	2,153
1,030	Series 3138, Class PO, PO, 04/15/36	936
3,627	Series 3147, Class PO, PO, 04/15/36	3,435
126	Series 3149, Class SO, PO, 05/15/36	113
752	Series 3151, Class PO, PO, 05/15/36	692
1,342	Series 3153, Class EO, PO, 05/15/36	1,249
486	Series 3164, Class MG, 6.000%, 06/15/36	543
3,084	Series 3171, Class MO, PO, 06/15/36	2,906
511	Series 3174, Class PX, 5.000%, 06/15/17	516
617	Series 3179, Class OA, PO, 07/15/36	577
3,152	Series 3181, Class AZ, 6.500%, 07/15/36	3,652
1,104	Series 3189, Class PC, 6.000%, 08/15/35	1,136
385	Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	84
2,188	Series 3195, Class PD, 6.500%, 07/15/36	2,488
4,572	Series 3200, Class AY, 5.500%, 08/15/36	5,124
928	Series 3200, Class PO, PO, 08/15/36	865
12,435	Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	2,098
585	Series 3213, Class OA, PO, 09/15/36	554
393	Series 3218, Class AO, PO, 09/15/36	374
2,405	Series 3218, Class BE, 6.000%, 09/15/35	2,494
2,034	Series 3219, Class DI, IO, 6.000%, 04/15/36	390
1,084	Series 3225, Class EO, PO, 10/15/36	1,001
1,094	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	167
298	Series 3233, Class OP, PO, 05/15/36	277
4,037	Series 3253, Class PO, PO, 12/15/21	4,012
527	Series 3256, Class PO, PO, 12/15/36	496
854	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	112
460	Series 3261, Class OA, PO, 01/15/37	434
2,191	Series 3274, Class B, 6.000%, 02/15/37	2,470
275	Series 3274, Class JO, PO, 02/15/37	257
1,310	Series 3275, Class FL, VAR, 0.595%, 02/15/37	1,319
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,442
542	Series 3286, Class PO, PO, 03/15/37	498
1,348	Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	183
1,627	Series 3302, Class UT, 6.000%, 04/15/37	1,800
1,098	Series 3305, Class MG, IF, 2.375%, 07/15/34	1,127

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,087	Series 3315, Class HZ, 6.000%, 05/15/37	4,539
1,075	Series 3316, Class PO, PO, 05/15/37	1,008
71	Series 3318, Class AO, PO, 05/15/37	61
357	Series 3326, Class JO, PO, 06/15/37	328
3,096	Series 3329, Class JD, 6.000%, 06/15/36	3,262
591	Series 3331, Class PO, PO, 06/15/37	544
1,264	Series 3344, Class SL, IF, IO, 6.445%, 07/15/37	198
704	Series 3365, Class PO, PO, 09/15/37	662
425	Series 3371, Class FA, VAR, 0.755%, 09/15/37	431
603	Series 3373, Class TO, PO, 04/15/37	553
4,046	Series 3383, Class SA, IF, IO, 6.295%, 11/15/37	574
6,609	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	882
41	Series 3389, Class DQ, 5.750%, 10/15/35	41
2,080	Series 3393, Class JO, PO, 09/15/32	1,885
927	Series 3398, Class PO, PO, 01/15/36	923
7,532	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	980
314	Series 3422, Class SE, IF, 17.063%, 02/15/38	405
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,728
2,676	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	390
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	312
3,055	Series 3453, Class B, 5.500%, 05/15/38	3,347
2,713	Series 3455, Class SE, IF, IO, 6.045%, 06/15/38	376
618	Series 3461, Class LZ, 6.000%, 06/15/38	683
7,900	Series 3461, Class Z, 6.000%, 06/15/38	8,993
5,687	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	744
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,104
4,473	Series 3501, Class CB, 5.500%, 01/15/39	4,993
2,729	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	373
1,208	Series 3510, Class OD, PO, 02/15/37	1,102
2,643	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	417
125	Series 3515, Class PI, IO, 5.500%, 07/15/37	2
666	Series 3523, Class SD, IF, 19.237%, 06/15/36	901
3,178	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	415
2,118	Series 3531, Class SM, IF, IO, 5.945%, 05/15/39	276
1,670	Series 3546, Class A, VAR, 1.956%, 02/15/39	1,695
2,257	Series 3549, Class FA, VAR, 1.355%, 07/15/39	2,304
2,022	Series 3607, Class AO, PO, 04/15/36	1,884
3,706	Series 3607, Class BO, PO, 04/15/36	3,453
462	Series 3607, Class EO, PO, 02/15/33	462
3,663	Series 3607, Class OP, PO, 07/15/37	3,363
5,196	Series 3607, Class PO, PO, 05/15/37	4,658
2,421	Series 3607, Class TO, PO, 10/15/39	2,198
4,001	Series 3608, Class SC, IF, IO, 6.095%, 12/15/39	508
3,127	Series 3611, Class PO, PO, 07/15/34	2,936
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,919
2,618	Series 3621, Class BO, PO, 01/15/40	2,428
4,125	Series 3632, Class BS, IF, 16.984%, 02/15/40	5,598
1,632	Series 3645, Class KZ, 5.500%, 08/15/36	1,772
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,822
3,622	Series 3654, Class VB, 5.500%, 10/15/27	3,719
2,888	Series 3659, Class VE, 5.000%, 03/15/26	3,139
1,154	Series 3666, Class VA, 5.500%, 12/15/22	1,159
14,381	Series 3680, Class MA, 4.500%, 07/15/39	15,450
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,042
9,464	Series 3687, Class MA, 4.500%, 02/15/37	9,992
2,737	Series 3688, Class CU, VAR, 6.701%, 11/15/21	2,919
17,069	Series 3688, Class GT, VAR, 7.194%, 11/15/46	20,138
40,713	Series 3704, Class CT, 7.000%, 12/15/36	48,606
16,240	Series 3704, Class DT, 7.500%, 11/15/36	18,695
15,008	Series 3704, Class ET, 7.500%, 12/15/36	18,157

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,585	Series 3710, Class FL, VAR, 0.655%, 05/15/36	8,664
13,641	Series 3740, Class SB, IF, IO, 5.845%, 10/15/40	2,511
12,096	Series 3740, Class SC, IF, IO, 5.845%, 10/15/40	1,543
22,225	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,934
3,639	Series 3756, Class IP, IO, 4.000%, 08/15/35	50
17,224	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,805
11,317	Series 3760, Class GI, IO, 4.000%, 10/15/37	882
8,349	Series 3760, Class NI, IO, 4.000%, 10/15/37	535
9,169	Series 3779, Class IH, IO, 4.000%, 11/15/34	711
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,261
8,453	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,165
1,219	Series 3798, Class BF, VAR, 0.455%, 06/15/24	1,222
4,728	Series 3800, Class AI, IO, 4.000%, 11/15/29	438
4,822	Series 3801, Class GB, 4.500%, 11/15/40	5,166
28,612	Series 3802, Class LS, IF, IO, 1.843%, 01/15/40	2,255
18,481	Series 3819, Class ZQ, 6.000%, 04/15/36	20,859
6,405	Series 3852, Class QN, IF, 5.500%, 05/15/41	6,604
15,676	Series 3852, Class TP, IF, 5.500%, 05/15/41	16,275
8,780	Series 3860, Class PZ, 5.000%, 05/15/41	10,585
2,362	Series 3895, Class WA, VAR, 5.696%, 10/15/38	2,600
7,223	Series 3920, Class LP, 5.000%, 01/15/34	7,918
16,229	Series 3957, Class B, 4.000%, 11/15/41	17,130
4,362	Series 3966, Class BF, VAR, 0.655%, 10/15/40	4,396
7,050	Series 3966, Class NA, 4.000%, 12/15/41	7,487
13,278	Series 3998, Class GF, VAR, 0.605%, 05/15/36	13,366
13,936	Series 4012, Class FN, VAR, 0.655%, 03/15/42	14,055
16,004	Series 4048, Class FB, VAR, 0.555%, 10/15/41	16,089
26,201	Series 4048, Class FJ, VAR, 0.557%, 07/15/37	26,097
4,153	Series 4073, Class MF, VAR, 0.605%, 08/15/39	4,185
7,495	Series 4077, Class FB, VAR, 0.655%, 07/15/42	7,554
12,644	Series 4087, Class FA, VAR, 0.605%, 05/15/39	12,718
9,249	Series 4095, Class FB, VAR, 0.555%, 04/15/39	9,355
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,702
9,747	Series 4219, Class JA, 3.500%, 08/15/39	10,201
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,317
5,031	Series 4257, Class DZ, 2.500%, 10/15/43	4,155
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,473	Series 197, Class PO, PO, 04/01/28	1,367
3,452	Series 233, Class 11, IO, 5.000%, 09/15/35	503
2,870	Series 233, Class 12, IO, 5.000%, 09/15/35	416
5,474	Series 233, Class 13, IO, 5.000%, 09/15/35	800
11,402	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	2,191
1,633	Series 243, Class 16, IO, 4.500%, 11/15/20	111
1,055	Series 243, Class 17, IO, 4.500%, 12/15/20	74
91,723	Series 262, Class 35, 3.500%, 07/15/42	94,239
36,378	Series 264, Class F1, VAR, 0.705%, 07/15/42	36,846
33,346	Series 267, Class F5, VAR, 0.655%, 08/15/42	33,726
14,902	Series 270, Class F1, VAR, 0.655%, 08/15/42	15,064
10,375	Series 274, Class F1, VAR, 0.655%, 08/15/42	10,485
26,287	Series 279, Class F6, VAR, 0.605%, 09/15/42	26,489
12,946	Series 281, Class F1, VAR, 0.655%, 10/15/42	12,958

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,090	Series 299, Class 300, 3.000%, 01/15/43	8,161
13,180	Series 310, Class PO, PO, 09/15/43	10,368
11,525	Series 326, Class F2, VAR, 0.705%, 03/15/44	11,613
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
815	Series T-41, Class 3A, VAR, 6.616%, 07/25/32	937
3,534	Series T-42, Class A5, 7.500%, 02/25/42	4,140
2,474	Series T-48, Class 1A, VAR, 5.673%, 07/25/33	2,820
522	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	628
3,249	Series T-54, Class 2A, 6.500%, 02/25/43	3,879
1,136	Series T-54, Class 3A, 7.000%, 02/25/43	1,391
7,909	Series T-56, Class A5, 5.231%, 05/25/43	8,816
835	Series T-57, Class 1A3, 7.500%, 07/25/43	1,004
327	Series T-57, Class 1AP, PO, 07/25/43	272
4,533	Series T-58, Class 4A, 7.500%, 09/25/43	5,401
393	Series T-58, Class APO, PO, 09/25/43	335
4,444	Series T-59, Class 1A2, 7.000%, 10/25/43	5,143
425	Series T-59, Class 1AP, PO, 10/25/43	350
8,426	Series T-62, Class 1A1, VAR, 1.315%, 10/25/44	8,552
21,194	Series T-76, Class 2A, VAR, 1.299%, 10/25/37	20,265
	Federal National Mortgage Association - ACES,
19,281	Series 2010-M1, Class A2, 4.450%, 09/25/19	21,376
7,174	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,934
5,881	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,357
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,713
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,318
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,866
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,263
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,330
11,022	Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	11,063
6,794	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,834
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,478
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,103
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,527
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,475
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,396
11,740	Series 2014-M13, Class A2, 3.021%, 08/25/24	11,975
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,973
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	25,500
6,432	Series 2014-M5, Class FA, VAR, 0.520%, 01/25/17	6,436
6,848	Series 2014-M6, Class FA, VAR, 0.458%, 12/25/17	6,838
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,378
	Federal National Mortgage Association Grantor Trust,
1,420	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,582
1,599	Series 2001-T10, Class A2, 7.500%, 12/25/41	1,863
1,792	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,102
1,882	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,167
550	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	630
3,914	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,644
2,398	Series 2004-T2, Class 2A, VAR, 3.365%, 07/25/43	2,497
5,649	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,391
2,189	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,515
545	Series 2004-T3, Class PT1, VAR, 8.908%, 01/25/44	619
	Federal National Mortgage Association REMIC,
7	Series 1988-7, Class Z, 9.250%, 04/25/18	8

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
30	Series 1989-70, Class G, 8.000%, 10/25/19	33
13	Series 1989-78, Class H, 9.400%, 11/25/19	15
18	Series 1989-83, Class H, 8.500%, 11/25/19	20
14	Series 1989-89, Class H, 9.000%, 11/25/19	15
9	Series 1990-1, Class D, 8.800%, 01/25/20	10
3	Series 1990-7, Class B, 8.500%, 01/25/20	4
4	Series 1990-60, Class K, 5.500%, 06/25/20	4
6	Series 1990-63, Class H, 9.500%, 06/25/20	7
5	Series 1990-93, Class G, 5.500%, 08/25/20	5
–(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
41	Series 1990-102, Class J, 6.500%, 08/25/20	45
29	Series 1990-120, Class H, 9.000%, 10/25/20	32
4	Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	6
–(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
8	Series 1991-24, Class Z, 5.000%, 03/25/21	9
7	Series 1991-42, Class S, IF, 17.403%, 05/25/21	9
2	Series 1992-101, Class J, 7.500%, 06/25/22	2
258	Series 1992-117, Class MA, 8.000%, 07/25/22	291
50	Series 1992-136, Class PK, 6.000%, 08/25/22	54
44	Series 1992-143, Class MA, 5.500%, 09/25/22	47
334	Series 1992-150, Class M, 8.000%, 09/25/22	377
113	Series 1992-163, Class M, 7.750%, 09/25/22	127
162	Series 1992-188, Class PZ, 7.500%, 10/25/22	185
74	Series 1993-21, Class KA, 7.700%, 03/25/23	84
163	Series 1993-25, Class J, 7.500%, 03/25/23	183
29	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	39
451	Series 1993-37, Class PX, 7.000%, 03/25/23	505
162	Series 1993-54, Class Z, 7.000%, 04/25/23	182
1,681	Series 1993-56, Class PZ, 7.000%, 05/25/23	1,896
78	Series 1993-62, Class SA, IF, 18.986%, 04/25/23	114
833	Series 1993-99, Class Z, 7.000%, 07/25/23	921
42	Series 1993-122, Class M, 6.500%, 07/25/23	47
832	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	923
1,355	Series 1993-141, Class Z, 7.000%, 08/25/23	1,513
39	Series 1993-165, Class SD, IF, 13.450%, 09/25/23	50
48	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	56
70	Series 1993-178, Class PK, 6.500%, 09/25/23	78
34	Series 1993-179, Class SB, HB, IF, 26.849%, 10/25/23	55
22	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	27
1,150	Series 1993-183, Class KA, 6.500%, 10/25/23	1,263
498	Series 1993-189, Class PL, 6.500%, 10/25/23	560
46	Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	46
63	Series 1993-205, Class H, PO, 09/25/23	60
101	Series 1993-225, Class UB, 6.500%, 12/25/23	113
29	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	29
88	Series 1993-247, Class FE, VAR, 1.155%, 12/25/23	90
107	Series 1993-247, Class SA, HB, IF, 28.075%, 12/25/23	179
41	Series 1993-247, Class SU, IF, 12.287%, 12/25/23	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
94	Series 1993-250, Class Z, 7.000%, 12/25/23	96
7	Series 1994-9, Class E, PO, 11/25/23	7
358	Series 1994-37, Class L, 6.500%, 03/25/24	401
1,769	Series 1994-40, Class Z, 6.500%, 03/25/24	1,942
2,750	Series 1994-62, Class PK, 7.000%, 04/25/24	3,090
1,285	Series 1994-63, Class PK, 7.000%, 04/25/24	1,473
66	Series 1995-2, Class Z, 8.500%, 01/25/25	77
334	Series 1995-19, Class Z, 6.500%, 11/25/23	382
680	Series 1996-14, Class SE, IF, IO, 8.500%, 08/25/23	162
16	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	16
628	Series 1996-48, Class Z, 7.000%, 11/25/26	704
60	Series 1996-59, Class J, 6.500%, 08/25/22	65
143	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	6
500	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	22
93	Series 1997-27, Class J, 7.500%, 04/18/27	103
151	Series 1997-29, Class J, 7.500%, 04/20/27	177
385	Series 1997-32, Class PG, 6.500%, 04/25/27	428
598	Series 1997-39, Class PD, 7.500%, 05/20/27	700
33	Series 1997-42, Class ZC, 6.500%, 07/18/27	36
673	Series 1997-61, Class ZC, 7.000%, 02/25/23	758
169	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	31
21	Series 1998-4, Class C, PO, 04/25/23	20
250	Series 1998-36, Class ZB, 6.000%, 07/18/28	279
127	Series 1998-43, Class SA, IF, IO, 17.843%, 04/25/23	42
255	Series 1998-66, Class SB, IF, IO, 7.995%, 12/25/28	53
122	Series 1999-17, Class C, 6.350%, 04/25/29	137
515	Series 1999-18, Class Z, 5.500%, 04/18/29	561
130	Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	15
62	Series 1999-52, Class NS, HB, IF, 22.945%, 10/25/23	96
178	Series 1999-62, Class PB, 7.500%, 12/18/29	205
941	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,082
338	Series 2000-20, Class SA, IF, IO, 8.945%, 07/25/30	100
42	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	10
317	Series 2001-4, Class PC, 7.000%, 03/25/21	349
117	Series 2001-7, Class PF, 7.000%, 03/25/31	135
–(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
351	Series 2001-30, Class PM, 7.000%, 07/25/31	401
646	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	116
655	Series 2001-36, Class DE, 7.000%, 08/25/31	754
819	Series 2001-44, Class MY, 7.000%, 09/25/31	942
187	Series 2001-44, Class PD, 7.000%, 09/25/31	212
142	Series 2001-44, Class PU, 7.000%, 09/25/31	164
1,808	Series 2001-48, Class Z, 6.500%, 09/25/21	1,998
165	Series 2001-49, Class Z, 6.500%, 09/25/31	183
110	Series 2001-52, Class KB, 6.500%, 10/25/31	124
67	Series 2001-52, Class XN, 6.500%, 11/25/15	68
1,314	Series 2001-60, Class PX, 6.000%, 11/25/31	1,464
486	Series 2001-60, Class QS, HB, IF, 23.957%, 09/25/31	809
1,197	Series 2001-61, Class Z, 7.000%, 11/25/31	1,359
153	Series 2001-71, Class MB, 6.000%, 12/25/16	159
223	Series 2001-71, Class QE, 6.000%, 12/25/16	230

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
49	Series 2001-72, Class SX, IF, 17.104%, 12/25/31	62
871	Series 2001-74, Class MB, 6.000%, 12/25/16	903
53	Series 2001-81, Class LO, PO, 01/25/32	49
548	Series 2002-1, Class G, 7.000%, 07/25/23	617
259	Series 2002-1, Class HC, 6.500%, 02/25/22	287
220	Series 2002-1, Class SA, HB, IF, 24.683%, 02/25/32	369
88	Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	133
241	Series 2002-2, Class UC, 6.000%, 02/25/17	250
513	Series 2002-3, Class OG, 6.000%, 02/25/17	530
1,739	Series 2002-5, Class PK, 6.000%, 02/25/22	1,911
97	Series 2002-7, Class OG, 6.000%, 03/25/17	100
258	Series 2002-7, Class TG, 6.000%, 03/25/17	266
1,290	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	75
20	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	25
3,068	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,400
556	Series 2002-16, Class PG, 6.000%, 04/25/17	575
87	Series 2002-19, Class PE, 6.000%, 04/25/17	90
38	Series 2002-21, Class LO, PO, 04/25/32	35
567	Series 2002-21, Class PE, 6.500%, 04/25/32	642
464	Series 2002-24, Class AJ, 6.000%, 04/25/17	485
1,164	Series 2002-28, Class PK, 6.500%, 05/25/32	1,312
238	Series 2002-31, Class S, IF, 18.947%, 05/25/17	280
442	Series 2002-37, Class Z, 6.500%, 06/25/32	493
1,010	Series 2002-38, Class QE, 6.000%, 06/25/17	1,042
1,343	Series 2002-48, Class GH, 6.500%, 08/25/32	1,516
2,035	Series 2002-54, Class PG, 6.000%, 09/25/22	2,234
497	Series 2002-57, Class AE, 5.500%, 09/25/17	516
117	Series 2002-63, Class KC, 5.000%, 10/25/17	122
280	Series 2002-71, Class AP, 5.000%, 11/25/32	305
227	Series 2002-77, Class S, IF, 14.199%, 12/25/32	294
3,547	Series 2002-78, Class Z, 5.500%, 12/25/32	3,859
748	Series 2002-83, Class CS, 6.881%, 08/25/23	837
912	Series 2002-90, Class A1, 6.500%, 06/25/42	1,048
445	Series 2003-9, Class NZ, 6.500%, 02/25/33	491
656	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	113
3,629	Series 2003-17, Class EQ, 5.500%, 03/25/23	3,980
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,311
6,546	Series 2003-23, Class EQ, 5.500%, 04/25/23	7,205
373	Series 2003-32, Class KC, 5.000%, 05/25/18	390
2,058	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	358
888	Series 2003-34, Class AX, 6.000%, 05/25/33	981
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,317
574	Series 2003-34, Class GB, 6.000%, 03/25/33	634
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,263
151	Series 2003-35, Class EA, PO, 05/25/33	141
211	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	49
1,498	Series 2003-39, Class LW, 5.500%, 05/25/23	1,639
338	Series 2003-42, Class GB, 4.000%, 05/25/33	364
5	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
1,275	Series 2003-47, Class PE, 5.750%, 06/25/33	1,411
320	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	507

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
525	Series 2003-64, Class SX, IF, 13.358%, 07/25/33	646
1,175	Series 2003-71, Class DS, IF, 7.258%, 08/25/33	1,234
5,103	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	890
2,584	Series 2003-73, Class HC, 5.500%, 08/25/33	2,881
113	Series 2003-74, Class SH, IF, 9.891%, 08/25/33	129
481	Series 2003-76, Class SH, IF, 13.889%, 09/25/31	527
1,200	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	96
1,750	Series 2003-81, Class HC, 4.750%, 09/25/18	1,840
1,334	Series 2003-82, Class VB, 5.500%, 08/25/33	1,399
1,828	Series 2003-83, Class PG, 5.000%, 06/25/23	1,925
408	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	479
16,004	Series 2003-105, Class AZ, 5.500%, 10/25/33	17,351
2,534	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	654
743	Series 2003-130, Class CS, IF, 13.790%, 12/25/33	855
205	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	240
351	Series 2003-131, Class SK, IF, 15.890%, 01/25/34	454
168	Series 2003-132, Class OA, PO, 08/25/33	158
1,808	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	250
1,345	Series 2004-4, Class QM, IF, 13.889%, 06/25/33	1,579
1,063	Series 2004-10, Class SC, HB, IF, 27.979%, 02/25/34	1,457
3,745	Series 2004-17, Class H, 5.500%, 04/25/34	4,192
408	Series 2004-21, Class AE, 4.000%, 04/25/19	424
1,617	Series 2004-25, Class SA, IF, 19.098%, 04/25/34	2,280
2,519	Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	2,533
5,155	Series 2004-36, Class FA, VAR, 0.555%, 05/25/34	5,188
970	Series 2004-36, Class PC, 5.500%, 02/25/34	1,030
2,204	Series 2004-36, Class SA, IF, 19.098%, 05/25/34	3,065
547	Series 2004-36, Class SN, IF, 13.889%, 07/25/33	641
2,746	Series 2004-46, Class EP, PO, 03/25/34	2,635
478	Series 2004-46, Class QB, HB, IF, 23.379%, 05/25/34	680
392	Series 2004-46, Class SK, IF, 16.073%, 05/25/34	499
9,530	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,473
357	Series 2004-51, Class SY, IF, 13.930%, 07/25/34	455
382	Series 2004-53, Class NC, 5.500%, 07/25/24	420
276	Series 2004-59, Class BG, PO, 12/25/32	256
5,667	Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	5,808
137	Series 2004-61, Class SH, HB, IF, 23.367%, 11/25/32	214
371	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	435
3,287	Series 2004-65, Class EY, 5.500%, 08/25/24	3,588
355	Series 2004-74, Class SW, IF, 15.194%, 11/25/31	489
1,386	Series 2004-79, Class S, IF, 19.373%, 08/25/32	1,718
504	Series 2004-79, Class SP, IF, 19.373%, 11/25/34	681
474	Series 2004-81, Class AC, 4.000%, 11/25/19	494
5,432	Series 2004-81, Class JG, 5.000%, 11/25/24	5,970
3,163	Series 2004-87, Class F, VAR, 0.905%, 01/25/34	3,222
80	Series 2004-89, Class EA, IF, 12.940%, 01/25/34	85
–(h)	Series 2004-92, Class JO, PO, 12/25/34	—	(h)
1,992	Series 2005-16, Class LE, 5.500%, 07/25/33	2,047
2,379	Series 2005-25, Class PF, VAR, 0.505%, 04/25/35	2,389
292	Series 2005-42, Class PS, IF, 16.612%, 05/25/35	381
61	Series 2005-52, Class PA, 6.500%, 06/25/35	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,715	Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	340
876	Series 2005-56, Class TP, IF, 17.684%, 08/25/33	1,175
387	Series 2005-57, Class CD, HB, IF, 24.543%, 01/25/35	520
76	Series 2005-57, Class DC, HB, IF, 21.270%, 12/25/34	91
862	Series 2005-59, Class SU, HB, IF, 24.724%, 06/25/35	1,221
603	Series 2005-66, Class SG, IF, 16.987%, 07/25/35	809
3,113	Series 2005-67, Class EY, 5.500%, 08/25/25	3,451
2,732	Series 2005-68, Class PG, 5.500%, 08/25/35	3,036
978	Series 2005-68, Class UC, 5.000%, 06/25/35	1,045
1,512	Series 2005-72, Class SB, IF, 16.487%, 08/25/35	1,993
853	Series 2005-73, Class PS, IF, 16.312%, 08/25/35	1,122
10,224	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,002
711	Series 2005-74, Class CP, HB, IF, 24.181%, 05/25/35	1,030
3,098	Series 2005-74, Class CS, IF, 19.593%, 05/25/35	4,266
2,130	Series 2005-74, Class SK, IF, 19.703%, 05/25/35	2,939
365	Series 2005-75, Class SV, HB, IF, 23.579%, 09/25/35	533
2,874	Series 2005-84, Class XM, 5.750%, 10/25/35	3,132
1,043	Series 2005-90, Class ES, IF, 16.487%, 10/25/35	1,326
475	Series 2005-90, Class PO, PO, 09/25/35	456
2,214	Series 2005-93, Class MF, VAR, 0.405%, 08/25/34	2,218
5,504	Series 2005-106, Class US, HB, IF, 23.997%, 11/25/35	8,191
616	Series 2005-109, Class PC, 6.000%, 12/25/35	679
8,114	Series 2005-110, Class GK, 5.500%, 08/25/34	8,554
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,793
270	Series 2005-116, Class PB, 6.000%, 04/25/34	280
2,112	Series 2005-121, Class DX, 5.500%, 01/25/26	2,332
6,424	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,175
13,804	Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	2,892
3,765	Series 2006-8, Class WQ, PO, 03/25/36	3,539
363	Series 2006-11, Class PS, HB, IF, 23.997%, 03/25/36	550
5,841	Series 2006-12, Class BZ, 5.500%, 03/25/36	6,328
409	Series 2006-15, Class OT, PO, 01/25/36	402
3,407	Series 2006-16, Class HZ, 5.500%, 03/25/36	3,803
438	Series 2006-16, Class OA, PO, 03/25/36	412
1,253	Series 2006-22, Class AO, PO, 04/25/36	1,152
1,967	Series 2006-23, Class FK, VAR, 0.405%, 04/25/36	1,970
740	Series 2006-23, Class KO, PO, 04/25/36	664
1,810	Series 2006-27, Class OH, PO, 04/25/36	1,723
433	Series 2006-33, Class LS, HB, IF, 29.451%, 05/25/36	751
1,125	Series 2006-39, Class WC, 5.500%, 01/25/36	1,232
555	Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	559
1,227	Series 2006-43, Class DO, PO, 06/25/36	1,166
401	Series 2006-43, Class PO, PO, 06/25/36	374
4,093	Series 2006-44, Class FP, VAR, 0.555%, 06/25/36	4,120
791	Series 2006-44, Class GO, PO, 06/25/36	736
2,016	Series 2006-44, Class P, PO, 12/25/33	1,890
961	Series 2006-46, Class FW, VAR, 0.555%, 06/25/36	965
154	Series 2006-46, Class SW, HB, IF, 23.630%, 06/25/36	218
1,380	Series 2006-46, Class UC, 5.500%, 12/25/35	1,515
2,647	Series 2006-50, Class JO, PO, 06/25/36	2,488
3,307	Series 2006-50, Class PS, PO, 06/25/36	3,108
3,271	Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	527
7,076	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	7,110
2,548	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	2,566
264	Series 2006-58, Class AP, PO, 07/25/36	250

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
801	Series 2006-58, Class FL, VAR, 0.615%, 07/25/36	808
1,528	Series 2006-58, Class IG, IF, IO, 6.365%, 07/25/36	261
496	Series 2006-58, Class PO, PO, 07/25/36	463
793	Series 2006-59, Class QO, PO, 01/25/33	785
416	Series 2006-60, Class AK, HB, IF, 28.179%, 07/25/36	690
2,021	Series 2006-60, Class DO, PO, 04/25/35	1,972
357	Series 2006-62, Class PS, HB, IF, 38.968%, 07/25/36	638
5,473	Series 2006-63, Class ZH, 6.500%, 07/25/36	6,176
910	Series 2006-65, Class QO, PO, 07/25/36	847
11,326	Series 2006-71, Class ZL, 6.000%, 07/25/36	12,540
1,656	Series 2006-72, Class GO, PO, 08/25/36	1,498
386	Series 2006-72, Class TO, PO, 08/25/36	367
4,251	Series 2006-77, Class PC, 6.500%, 08/25/36	4,858
1,112	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,247
2,899	Series 2006-79, Class DF, VAR, 0.505%, 08/25/36	2,913
686	Series 2006-79, Class DO, PO, 08/25/36	639
817	Series 2006-79, Class OP, PO, 08/25/36	768
796	Series 2006-85, Class MZ, 6.500%, 09/25/36	899
839	Series 2006-86, Class OB, PO, 09/25/36	787
906	Series 2006-90, Class AO, PO, 09/25/36	828
420	Series 2006-94, Class GK, HB, IF, 32.474%, 10/25/26	688
561	Series 2006-95, Class SG, HB, IF, 25.579%, 10/25/36	811
74	Series 2006-102, Class MD, 6.000%, 01/25/35	74
225	Series 2006-109, Class PO, PO, 11/25/36	211
1,604	Series 2006-110, Class PO, PO, 11/25/36	1,440
592	Series 2006-111, Class EO, PO, 11/25/36	538
983	Series 2006-113, Class PO, PO, 07/25/36	957
195	Series 2006-115, Class ES, HB, IF, 25.939%, 12/25/36	299
733	Series 2006-115, Class OK, PO, 12/25/36	680
3,369	Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	512
2,057	Series 2006-118, Class A1, VAR, 0.215%, 12/25/36	2,010
7,764	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	7,642
398	Series 2006-119, Class PO, PO, 12/25/36	373
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,275
690	Series 2006-128, Class PO, PO, 01/25/37	650
2,346	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	388
73	Series 2007-1, Class SD, HB, IF, 38.068%, 02/25/37	80
15	Series 2007-2, Class FA, VAR, 0.355%, 02/25/37	15
34	Series 2007-2, Class HF, VAR, 0.505%, 08/25/36	34
810	Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	168
3,205	Series 2007-10, Class FD, VAR, 0.405%, 02/25/37	3,212
6,557	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	896
672	Series 2007-14, Class OP, PO, 03/25/37	638
1,068	Series 2007-14, Class QD, 5.500%, 11/25/35	1,099
697	Series 2007-15, Class NO, PO, 03/25/22	680
2,903	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	2,961
2,853	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,166
356	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	56
1,997	Series 2007-28, Class EO, PO, 04/25/37	1,843
1,410	Series 2007-29, Class SG, HB, IF, 22.149%, 04/25/37	1,938
3,463	Series 2007-35, Class SI, IF, IO, 5.945%, 04/25/37	469
585	Series 2007-42, Class AO, PO, 05/25/37	566
8,692	Series 2007-42, Class B, 6.000%, 05/25/37	9,794
1,269	Series 2007-43, Class FL, VAR, 0.455%, 05/25/37	1,272
5,319	Series 2007-53, Class SH, IF, IO, 5.945%, 06/25/37	697
7,465	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	7,516

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,481	Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	197
14,573	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	2,203
971	Series 2007-62, Class SE, IF, 16.112%, 07/25/37	1,244
1,201	Series 2007-64, Class FB, VAR, 0.525%, 07/25/37	1,205
6,320	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	881
1,729	Series 2007-67, Class PO, PO, 07/25/37	1,616
3,347	Series 2007-70, Class Z, 5.500%, 07/25/37	3,632
10,286	Series 2007-72, Class EK, IF, IO, 6.245%, 07/25/37	1,397
2,296	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,502
3,544	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,996
1,828	Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	1,845
559	Series 2007-78, Class CB, 6.000%, 08/25/37	627
3,441	Series 2007-78, Class PE, 6.000%, 08/25/37	3,857
1,348	Series 2007-79, Class SB, HB, IF, 23.447%, 08/25/37	1,943
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,129
979	Series 2007-84, Class PG, 6.000%, 12/25/36	1,023
391	Series 2007-85, Class SL, IF, 15.762%, 09/25/37	505
4,594	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	694
4,531	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	645
826	Series 2007-92, Class YA, 6.500%, 06/25/37	923
1,376	Series 2007-92, Class YS, IF, IO, 5.625%, 06/25/37	168
924	Series 2007-97, Class FC, VAR, 0.655%, 07/25/37	932
3,155	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	573
616	Series 2007-98, Class FB, VAR, 0.605%, 06/25/37	612
4,784	Series 2007-100, Class SM, IF, IO, 6.295%, 10/25/37	655
24,903	Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	24,881
1,885	Series 2007-106, Class A7, VAR, 6.144%, 10/25/37	2,098
4,115	Series 2007-108, Class AN, VAR, 8.265%, 11/25/37	4,792
479	Series 2007-108, Class SA, IF, IO, 6.205%, 12/25/37	72
6,622	Series 2007-109, Class AI, IF, IO, 6.245%, 12/25/37	923
4,441	Series 2007-112, Class MJ, 6.500%, 12/25/37	4,993
4,543	Series 2007-112, Class SA, IF, IO, 6.295%, 12/25/37	807
39,459	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	39,056
10,333	Series 2007-116, Class HI, IO, VAR, 1.535%, 01/25/38	741
46	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
5,520	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	678
9,177	Series 2008-4, Class SD, IF, IO, 5.845%, 02/25/38	1,204
1,658	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	233
1,812	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	254
1,480	Series 2008-18, Class FA, VAR, 1.055%, 03/25/38	1,502
614	Series 2008-18, Class SP, IF, 13.690%, 03/25/38	741
2,518	Series 2008-20, Class SA, IF, IO, 6.835%, 03/25/38	389
2,092	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	299
840	Series 2008-28, Class QS, HB, IF, 20.234%, 04/25/38	1,158
2,099	Series 2008-32, Class SA, IF, IO, 6.695%, 04/25/38	330
6,983	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	60
680	Series 2008-42, Class AO, PO, 09/25/36	654
79	Series 2008-44, Class PO, PO, 05/25/38	74
4,055	Series 2008-46, Class HI, IO, VAR, 1.782%, 06/25/38	390
1,245	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	140
1,433	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	266

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,548	Series 2008-55, Class S, IF, IO, 7.445%, 07/25/28	1,126
1,112	Series 2008-56, Class AC, 5.000%, 07/25/38	1,209
1,306	Series 2008-60, Class JC, 5.000%, 07/25/38	1,437
2,491	Series 2008-61, Class BH, 4.500%, 07/25/23	2,692
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,663
1,629	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	1,641
5,381	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	646
2,624	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	307
360	Series 2009-4, Class BD, 4.500%, 02/25/39	387
3,254	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	469
2,040	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	180
6,055	Series 2009-11, Class NB, 5.000%, 03/25/29	6,644
2,060	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	139
3,028	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	440
949	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	73
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,877
213	Series 2009-47, Class MT, 7.000%, 07/25/39	250
2,313	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	355
7,820	Series 2009-59, Class HB, 5.000%, 08/25/39	8,611
9,812	Series 2009-60, Class HT, 6.000%, 08/25/39	11,134
221	Series 2009-63, Class P, 5.000%, 03/25/37	241
10,159	Series 2009-65, Class MT, 5.000%, 09/25/39	10,843
3,948	Series 2009-69, Class WA, VAR, 6.014%, 09/25/39	4,332
2,287	Series 2009-70, Class CO, PO, 01/25/37	2,083
2,775	Series 2009-84, Class WS, IF, IO, 5.745%, 10/25/39	359
5,985	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	985
12,528	Series 2009-86, Class OT, PO, 10/25/37	11,651
3,337	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	416
5,371	Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	5,967
7,352	Series 2009-103, Class MB, VAR, 2.324%, 12/25/39	7,489
4,137	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	580
1,181	Series 2009-113, Class AO, PO, 01/25/40	1,099
1,460	Series 2010-1, Class WA, VAR, 6.188%, 02/25/40	1,591
3,387	Series 2010-14, Class FJ, VAR, 0.755%, 03/25/40	3,434
4,279	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	4,814
4,056	Series 2010-16, Class WB, VAR, 6.237%, 03/25/40	4,699
3,907	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	545
2,690	Series 2010-35, Class SJ, IF, 17.149%, 04/25/40	3,565
574	Series 2010-39, Class OT, PO, 10/25/35	538
2,954	Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	2,977
2,614	Series 2010-42, Class S, IF, IO, 6.245%, 05/25/40	473
2,466	Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	2,497
1,131	Series 2010-45, Class BD, 4.500%, 11/25/38	1,168
1,738	Series 2010-47, Class AV, 5.000%, 05/25/21	1,769
8,021	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	9,346
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,756
2,006	Series 2010-63, Class AP, PO, 06/25/40	1,881
20,993	Series 2010-64, Class DM, 5.000%, 06/25/40	23,045
9,296	Series 2010-71, Class HJ, 5.500%, 07/25/40	10,578
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,066
2,605	Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	339
21,059	Series 2010-111, Class AE, 5.500%, 04/25/38	22,785

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
17,488		Series 2010-111, Class AM, 5.500%, 10/25/40	20,075
20,291		Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	1,788
20,859		Series 2010-133, Class A, 5.500%, 05/25/38	22,702
13,394		Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	3,026
6,342		Series 2010-148, Class MA, 4.000%, 02/25/39	6,703
3,381		Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	3,743
1,259		Series 2011-17, Class EF, VAR, 0.455%, 07/25/25	1,263
7,252		Series 2011-19, Class ZY, 6.500%, 07/25/36	8,308
1,480		Series 2011-22, Class MA, 6.500%, 04/25/38	1,671
29,973		Series 2011-30, Class LS, IO, VAR, 1.838%, 04/25/41	2,178
9,416		Series 2011-31, Class DB, 3.500%, 04/25/31	9,803
8,867		Series 2011-39, Class ZA, 6.000%, 11/25/32	9,980
10,217		Series 2011-47, Class ZA, 5.500%, 07/25/38	11,049
1,097		Series 2011-58, Class WA, VAR, 5.404%, 07/25/51	1,099
5,148		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	5,221
5,689		Series 2011-101, Class FM, VAR, 0.705%, 01/25/41	5,737
3,617		Series 2011-111, Class DF, VAR, 0.555%, 12/25/38	3,636
27,927		Series 2011-118, Class LB, 7.000%, 11/25/41	32,288
37,950		Series 2011-118, Class MT, 7.000%, 11/25/41	44,018
34,282		Series 2011-118, Class NT, 7.000%, 11/25/41	40,265
11,724		Series 2011-124, Class JF, VAR, 0.555%, 02/25/41	11,786
1,751		Series 2011-149, Class EF, VAR, 0.655%, 07/25/41	1,767
6,240		Series 2011-149, Class MF, VAR, 0.655%, 11/25/41	6,301
6,790		Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	6,850
56,767		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	56,996
7,097		Series 2012-66, Class HF, VAR, 0.455%, 03/25/41	7,090
8,912		Series 2012-87, Class KF, VAR, 0.605%, 09/25/37	8,951
6,642		Series 2012-89, Class FD, VAR, 0.605%, 04/25/39	6,700
13,635		Series 2012-97, Class FB, VAR, 0.655%, 09/25/42	13,745
6,129		Series 2012-99, Class FA, VAR, 0.605%, 09/25/42	6,125
3,836		Series 2012-101, Class FC, VAR, 0.655%, 09/25/42	3,867
12,459		Series 2012-108, Class F, VAR, 0.655%, 10/25/42	12,560
28,964		Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	29,218
22,504		Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	22,396
7,158		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,368
5,241		Series 2013-13, Class FA, VAR, 0.505%, 03/25/43	5,220
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,699
18,851		Series 2013-92, Class PO, PO, 09/25/43	14,938
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,749
14,594		Series 2013-101, Class DO, PO, 10/25/43	11,518
32,637		Series 2013-128, Class PO, PO, 12/25/43	26,090
8		Series G-14, Class L, 8.500%, 06/25/21	9
–	(h)	Series G-17, Class S, HB, VAR, 1,064.898%, 06/25/21	6
35		Series G-18, Class Z, 8.750%, 06/25/21	40
4		Series G-22, Class G, 6.000%, 12/25/16	4
23		Series G-28, Class S, IF, 14.945%, 09/25/21	29
60		Series G-35, Class M, 8.750%, 10/25/21	67
10		Series G-51, Class SA, HB, IF, 24.377%, 12/25/21	14
–	(h)	Series G92-27, Class SQ, HB, IF, 1,857.770%, 05/25/22	19
277		Series G92-35, Class E, 7.500%, 07/25/22	309
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
24		Series G92-42, Class Z, 7.000%, 07/25/22	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
408	Series G92-44, Class ZQ, 8.000%, 07/25/22	436
185	Series G92-45, Class Z, 6.000%, 08/25/22	193
26	Series G92-52, Class FD, VAR, 0.176%, 09/25/22	26
284	Series G92-54, Class ZQ, 7.500%, 09/25/22	313
24	Series G92-59, Class F, VAR, 1.363%, 10/25/22	24
50	Series G92-61, Class Z, 7.000%, 10/25/22	57
33	Series G92-62, Class B, PO, 10/25/22	32
169	Series G93-1, Class KA, 7.900%, 01/25/23	193
65	Series G93-5, Class Z, 6.500%, 02/25/23	73
49	Series G93-14, Class J, 6.500%, 03/25/23	55
114	Series G93-17, Class SI, IF, 6.000%, 04/25/23	126
106	Series G93-27, Class FD, VAR, 1.035%, 08/25/23	108
26	Series G93-37, Class H, PO, 09/25/23	25
83	Series G95-1, Class C, 8.800%, 01/25/25	95
	Federal National Mortgage Association REMIC Trust,
1,689	Series 2003-W1, Class 1A1, VAR, 5.860%, 12/25/42	1,929
423	Series 2003-W1, Class 2A, VAR, 6.560%, 12/25/42	489
296	Series 2003-W4, Class 2A, VAR, 6.368%, 10/25/42	331
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,945
1,330	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,564
2,486	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,927
2,841	Series 2006-W3, Class 2A, 6.000%, 09/25/46	3,210
411	Series 2007-W10, Class 2A, VAR, 6.298%, 08/25/47	466
1,103	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,228
803	Series 2007-W5, Class PO, PO, 06/25/37	701
778	Series 2007-W7, Class 1A4, HB, IF, 38.248%, 07/25/37	1,206
14,304	Series 2009-W1, Class A, 6.000%, 12/25/49	15,997
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
23	Series 218, Class 2, IO, 7.500%, 04/25/23	5
16	Series 265, Class 2, 9.000%, 03/25/24	19
1,743	Series 300, Class 1, PO, 09/25/24	1,669
235	Series 329, Class 1, PO, 01/25/33	211
657	Series 339, Class 18, IO, 4.500%, 07/25/18	38
912	Series 339, Class 21, IO, 4.500%, 08/25/18	52
520	Series 339, Class 28, IO, 5.500%, 08/25/18	34
297	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	51
1,317	Series 365, Class 8, IO, 5.500%, 05/25/36	216
137	Series 368, Class 3, IO, 4.500%, 11/25/20	9
885	Series 374, Class 5, IO, 5.500%, 08/25/36	149
942	Series 383, Class 33, IO, 6.000%, 01/25/38	165
330	Series 393, Class 6, IO, 5.500%, 04/25/37	56
34,526	Series 411, Class F1, VAR, 0.705%, 08/25/42	34,968
11,595	Series 412, Class F2, VAR, 0.655%, 08/25/42	11,714
	Federal National Mortgage Association Trust,
1,494	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,726
873	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	989
6,189	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,848
2,512	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,884
3,143	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,594
582	Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	586
3,749	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	3,853

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,202	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,927
3,409	Series 2004-W15, Class 2AF, VAR, 0.405%, 08/25/44	3,392
1,127	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,306
1,184	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,392
25,526	Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	25,583
1,464	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,644
12,174	Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	12,165
3,224	Series 2006-W2, Class 2A, VAR, 2.202%, 11/25/45	3,202
23,851	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.415%, 11/25/46	23,915
	Government National Mortgage Association,
2,347	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,686
2,076	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,339
185	Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	48
255	Series 1999-40, Class ZW, 7.500%, 11/20/29	297
217	Series 2000-9, Class Z, 8.000%, 06/20/30	260
2,486	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,966
296	Series 2000-12, Class ST, HB, IF, 38.716%, 02/16/30	525
2,246	Series 2000-21, Class Z, 9.000%, 03/16/30	2,738
17	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	19
339	Series 2000-31, Class Z, 9.000%, 10/20/30	392
197	Series 2000-35, Class ZA, 9.000%, 11/20/30	211
27	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
134	Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	39
1,094	Series 2001-22, Class PS, HB, IF, 20.606%, 03/17/31	1,711
233	Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	64
195	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	52
260	Series 2002-3, Class SP, IF, IO, 7.235%, 01/16/32	75
1,011	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	233
90	Series 2002-24, Class SB, IF, 11.693%, 04/16/32	115
120	Series 2002-31, Class S, IF, IO, 8.545%, 01/16/31	37
2,158	Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	453
969	Series 2002-40, Class UK, 6.500%, 06/20/32	1,109
34	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	41
3,820	Series 2002-45, Class QE, 6.500%, 06/20/32	4,375
1,130	Series 2002-47, Class PG, 6.500%, 07/16/32	1,298
410	Series 2002-47, Class PY, 6.000%, 07/20/32	462
1,923	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,204
1,291	Series 2002-52, Class GH, 6.500%, 07/20/32	1,498
531	Series 2002-70, Class PS, IF, IO, 7.545%, 08/20/32	42
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,503
1,062	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	243
439	Series 2003-12, Class SP, IF, IO, 7.545%, 02/20/33	120
162	Series 2003-24, Class PO, PO, 03/16/33	140
4,575	Series 2003-25, Class PZ, 5.500%, 04/20/33	5,081
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,301
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,181
1,190	Series 2003-46, Class TC, 6.500%, 03/20/33	1,352
752	Series 2003-52, Class AP, PO, 06/16/33	706
2,159	Series 2003-58, Class BE, 6.500%, 01/20/33	2,459
2,628	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,942

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
119	Series 2003-90, Class PO, PO, 10/20/33	108
1,715	Series 2003-97, Class SA, IF, IO, 6.395%, 11/16/33	361
1,409	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	288
4,693	Series 2003-112, Class TS, IF, IO, 6.795%, 10/20/32	246
309	Series 2003-114, Class SH, IF, 14.420%, 11/17/32	400
3,986	Series 2004-11, Class SW, IF, IO, 5.345%, 02/20/34	512
299	Series 2004-15, Class SA, IF, 19.236%, 12/20/32	313
640	Series 2004-28, Class S, IF, 19.237%, 04/16/34	949
1,424	Series 2004-46, Class PO, PO, 06/20/34	1,329
5,087	Series 2004-49, Class Z, 6.000%, 06/20/34	5,730
690	Series 2004-71, Class SB, HB, IF, 28.703%, 09/20/34	1,090
690	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	751
819	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	1,017
4,864	Series 2004-73, Class JL, IF, IO, 6.395%, 09/16/34	935
261	Series 2004-83, Class AP, IF, 13.922%, 10/16/34	314
88	Series 2004-85, Class PO, PO, 01/17/33	88
319	Series 2004-87, Class SB, IF, 7.495%, 03/17/33	341
494	Series 2004-89, Class LS, HB, IF, 23.816%, 10/16/34	749
8,423	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	1,304
4,068	Series 2004-96, Class SC, IF, IO, 5.925%, 11/20/34	636
3,838	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	554
5,948	Series 2005-3, Class SK, IF, IO, 6.595%, 01/20/35	965
77	Series 2005-6, Class GS, IF, 13.190%, 12/20/32	81
895	Series 2005-7, Class JM, IF, 16.380%, 05/18/34	1,038
6,180	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	993
1,092	Series 2005-35, Class FL, VAR, 0.505%, 03/20/32	1,096
409	Series 2005-44, Class SP, IF, 11.890%, 10/20/34	469
628	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	111
27	Series 2005-65, Class SA, HB, IF, 22.145%, 08/20/35	35
282	Series 2005-66, Class SP, HB, IF, 20.318%, 08/16/35	387
2,961	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	3,975
12,678	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	2,005
2,294	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	388
2,967	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,358
618	Series 2005-82, Class PO, PO, 10/20/35	580
1,133	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	225
1,036	Series 2006-16, Class OP, PO, 03/20/36	970
1,078	Series 2006-20, Class QA, 5.750%, 02/20/36	1,166
1,430	Series 2006-22, Class AO, PO, 05/20/36	1,337
5,766	Series 2006-33, Class Z, 6.500%, 07/20/36	6,623
216	Series 2006-34, Class PO, PO, 07/20/36	201
257	Series 2006-38, Class SW, IF, IO, 6.345%, 06/20/36	28
6,431	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,567
2,107	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,375
1,965	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	348
3,377	Series 2006-65, Class SA, IF, IO, 6.645%, 11/20/36	560
2,977	Series 2007-9, Class CI, IF, IO, 6.045%, 03/20/37	433
4,929	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	756
8,792	Series 2007-17, Class AF, VAR, 0.355%, 04/16/37	8,787
4,690	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	757
1,819	Series 2007-17, Class JO, PO, 04/16/37	1,644
1,926	Series 2007-19, Class SD, IF, IO, 6.045%, 04/20/37	283
1,109	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	1,111

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,100	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	569
9,536	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	1,372
3,483	Series 2007-27, Class SD, IF, IO, 6.045%, 05/20/37	505
331	Series 2007-28, Class BO, PO, 05/20/37	311
5,004	Series 2007-35, Class PO, PO, 06/16/37	4,667
667	Series 2007-36, Class HO, PO, 06/16/37	628
2,859	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	431
3,286	Series 2007-36, Class SJ, IF, IO, 6.095%, 06/20/37	480
2,975	Series 2007-40, Class SD, IF, IO, 6.595%, 07/20/37	478
4,615	Series 2007-40, Class SN, IF, IO, 6.525%, 07/20/37	745
7,247	Series 2007-42, Class SC, IF, IO, 6.595%, 07/20/37	1,168
4,278	Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	680
1,218	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	195
2,696	Series 2007-53, Class ES, IF, IO, 6.395%, 09/20/37	432
857	Series 2007-53, Class SW, IF, 19.740%, 09/20/37	1,181
4,382	Series 2007-57, Class PO, PO, 03/20/37	4,204
3,603	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	554
3,732	Series 2007-67, Class SI, IF, IO, 6.355%, 11/20/37	574
2,006	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	145
2,994	Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	471
3,347	Series 2007-73, Class MI, IF, IO, 5.845%, 11/20/37	472
2,866	Series 2007-74, Class SL, IF, IO, 6.385%, 11/16/37	451
6,439	Series 2007-76, Class SB, IF, IO, 6.345%, 11/20/37	998
4,934	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	773
3,873	Series 2007-82, Class SA, IF, IO, 6.375%, 12/20/37	603
234	Series 2008-1, Class PO, PO, 01/20/38	219
369	Series 2008-7, Class SK, IF, 19.485%, 11/20/37	508
521	Series 2008-7, Class SP, IF, 13.090%, 10/20/37	627
865	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	145
869	Series 2008-20, Class PO, PO, 09/20/37	843
75	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	1
2,387	Series 2008-25, Class SB, IF, IO, 6.745%, 03/20/38	395
878	Series 2008-29, Class PO, PO, 02/17/33	853
5,682	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	666
1,586	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	356
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,916
4,567	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	767
12,834	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	2,298
3,554	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	520
292	Series 2008-43, Class NA, 5.500%, 11/20/37	310
2,479	Series 2008-50, Class KB, 6.000%, 06/20/38	2,787
1,246	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	177
4,516	Series 2008-60, Class CS, IF, IO, 5.995%, 07/20/38	611
716	Series 2008-60, Class PO, PO, 01/20/38	711
726	Series 2008-64, Class ED, 6.500%, 04/20/28	825
5,259	Series 2008-69, Class QD, 5.750%, 07/20/38	5,694
1,700	Series 2008-71, Class SC, IF, IO, 5.845%, 08/20/38	225
5,112	Series 2008-76, Class US, IF, IO, 5.745%, 09/20/38	686
3,190	Series 2008-79, Class CS, IF, 6.645%, 06/20/35	3,449
10,254	Series 2008-81, Class S, IF, IO, 6.045%, 09/20/38	1,458
5,139	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	658
9,663	Series 2008-95, Class DS, IF, IO, 7.145%, 12/20/38	1,682
2,994	Series 2008-96, Class SL, IF, IO, 5.845%, 12/20/38	408

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,039	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	408
2,764	Series 2009-6, Class SH, IF, IO, 5.885%, 02/20/39	378
4,614	Series 2009-10, Class SA, IF, IO, 5.795%, 02/20/39	613
1,680	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	124
3,956	Series 2009-11, Class SC, IF, IO, 5.995%, 02/16/39	547
1,366	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	275
2,915	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	603
8,481	Series 2009-22, Class SA, IF, IO, 6.115%, 04/20/39	1,151
3,005	Series 2009-24, Class DS, IF, IO, 6.145%, 03/20/39	254
2,249	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	413
4,196	Series 2009-31, Class ST, IF, IO, 6.195%, 03/20/39	524
5,051	Series 2009-31, Class TS, IF, IO, 6.145%, 03/20/39	624
1,054	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	172
1,358	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	258
2,493	Series 2009-35, Class SN, IF, IO, 6.245%, 12/16/38	240
6,441	Series 2009-42, Class SC, IF, IO, 5.925%, 06/20/39	887
4,423	Series 2009-43, Class SA, IF, IO, 5.795%, 06/20/39	592
6,571	Series 2009-44, Class MV, 6.000%, 04/20/20	6,706
8,071	Series 2009-64, Class SN, IF, IO, 5.945%, 07/16/39	981
1,708	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	210
6,542	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	957
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,275
5,782	Series 2009-79, Class OK, PO, 11/16/37	5,456
10,104	Series 2009-81, Class SB, IF, IO, 5.935%, 09/20/39	1,408
4,000	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	510
12,647	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	1,319
2,496	Series 2009-104, Class AB, 7.000%, 08/16/39	2,871
8,658	Series 2009-106, Class AS, IF, IO, 6.245%, 11/16/39	1,299
27,862	Series 2009-106, Class ST, IF, IO, 5.845%, 02/20/38	3,912
3,896	Series 2009-121, Class VA, 5.500%, 11/20/20	4,182
2,376	Series 2010-14, Class AO, PO, 12/20/32	2,326
1,082	Series 2010-14, Class BO, PO, 11/20/35	1,014
3,745	Series 2010-14, Class CO, PO, 08/20/35	3,528
7,499	Series 2010-14, Class QP, 6.000%, 12/20/39	7,988
2,832	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	3,149
1,501	Series 2010-103, Class WA, VAR, 5.742%, 08/20/34	1,692
2,103	Series 2010-129, Class AW, VAR, 6.130%, 04/20/37	2,368
10,447	Series 2010-130, Class CP, 7.000%, 10/16/40	12,273
14,040	Series 2010-157, Class OP, PO, 12/20/40	11,867
25,204	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	28,053
1,034	Series 2011-22, Class WA, VAR, 5.964%, 02/20/37	1,157
6,031	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,721
7,327	Series 2011-75, Class SM, IF, IO, 6.445%, 05/20/41	1,354
3,659	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	4,124
5,057	Series 2011-137, Class WA, VAR, 5.525%, 07/20/40	5,723
11,638	Series 2011-163, Class WA, VAR, 5.836%, 12/20/38	12,937
6,150	Series 2012-59, Class WA, VAR, 5.580%, 08/20/38	6,740
6,923	Series 2012-141, Class WA, VAR, 4.531%, 11/16/41	7,611
5,003	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	5,245
7,145	Series 2012-141, Class WC, VAR, 3.756%, 01/20/42	7,510
77,413	Series 2012-H10, Class FA, VAR, 0.705%, 12/20/61	77,799
13,737	Series 2012-H15, Class FA, VAR, 0.605%, 05/20/62	13,780

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,427	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,474
34,186	Series 2012-H21, Class CF, VAR, 0.855%, 05/20/61	34,480
34,862	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	34,949
38,364	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	38,499
13,011	Series 2012-H24, Class FA, VAR, 0.605%, 03/20/60	13,051
11,080	Series 2012-H24, Class FD, VAR, 0.745%, 09/20/62	11,150
4,704	Series 2012-H24, Class FE, VAR, 0.755%, 10/20/62	4,736
28,122	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	28,202
16,666	Series 2012-H26, Class JA, VAR, 0.705%, 10/20/61	16,757
25,100	Series 2012-H26, Class MA, VAR, 0.705%, 07/20/62	25,234
11,752	Series 2012-H27, Class FB, VAR, 0.656%, 10/20/62	11,803
39,725	Series 2012-H28, Class FA, VAR, 0.735%, 09/20/62	39,754
11,018	Series 2012-H30, Class JA, VAR, 0.637%, 01/20/60	11,055
19,244	Series 2012-H30, Class PA, VAR, 0.606%, 11/20/59	19,301
31,642	Series 2012-H31, Class FD, VAR, 0.495%, 12/20/62	31,525
7,288	Series 2013-26, Class AK, VAR, 4.651%, 09/20/41	7,927
3,563	Series 2013-54, Class WA, VAR, 4.706%, 11/20/42	3,870
2,638	Series 2013-75, Class WA, VAR, 5.229%, 06/20/40	2,996
3,735	Series 2013-91, Class WA, VAR, 4.520%, 04/20/43	4,030
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,194
30,116	Series 2013-H01, Class FA, 1.650%, 01/20/63	30,022
14,093	Series 2013-H01, Class JA, VAR, 0.475%, 01/20/63	14,013
12,916	Series 2013-H01, Class TA, VAR, 0.655%, 01/20/63	12,971
3,133	Series 2013-H02, Class HF, VAR, 0.457%, 11/20/62	3,135
7,549	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	7,557
39,839	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,718
3,617	Series 2013-H04, Class SA, VAR, 0.575%, 02/20/63	3,609
3,994	Series 2013-H07, Class GA, VAR, 0.625%, 03/20/63	3,999
12,427	Series 2013-H07, Class HA, VAR, 0.565%, 03/20/63	12,406
9,822	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,820
6,193	Series 2013-H07, Class MA, VAR, 0.705%, 04/20/62	6,226
17,296	Series 2013-H08, Class FC, VAR, 0.605%, 02/20/63	17,302
12,089	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,037
10,815	Series 2014-6, Class W, VAR, 5.474%, 01/20/39	11,935
8,938	Series 2014-41, Class W, VAR, 4.726%, 10/20/42	9,748
24,968	Series 2014-H01, Class FD, VAR, 0.802%, 01/20/64	25,215
20,335	Series 2014-H05, Class FA, VAR, 0.842%, 02/20/64	20,598
6,468	Series 2014-H06, Class HB, VAR, 0.802%, 03/20/64	6,528
17,652	Series 2014-H09, Class TA, VAR, 0.752%, 04/20/64	17,782
29,141	Series 2014-H10, Class TA, VAR, 0.752%, 04/20/64	29,362
32,032	Series 2014-H11, Class VA, VAR, 0.652%, 06/20/64	32,067
32,568	Series 2014-H15, Class FA, VAR, 0.652%, 07/20/64	32,607
24,968	Series 2014-H17, Class FC, VAR, 0.652%, 07/20/64	25,003
24,990	Series 2014-H19, Class FE, VAR, 0.622%, 09/20/64	24,987
12,013	Series 2014-H20, Class LF, VAR, 0.752%, 10/20/64	11,952
	NCUA Guaranteed Notes Trust,
21,115	Series 2010-R3, Class 1A, VAR, 0.716%, 12/08/20	21,310
4,192	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,246
	Vendee Mortgage Trust,
6,283	Series 1993-1, Class ZB, 7.250%, 02/15/23	7,218
1,391	Series 1994-1, Class 1, VAR, 5.573%, 02/15/24	1,524

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,572	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,017
2,002	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,299
944	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,092
2,791	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,299
1,886	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,199

		4,110,669

	Non-Agency CMO — 5.5%
285	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.398%, 02/02/37 (e)	283
	Ajax Mortgage Loan Trust,
21,167	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	20,960
6,825	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	6,836
8,300	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,309
11,814	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	11,789
	Alternative Loan Trust,
171	Series 2002-12, Class PO, PO, 11/25/32	142
283	Series 2003-6T2, Class A6, 5.500%, 06/25/33	283
11,855	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,129
3,595	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	753
11,248	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	1,363
10,115	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,372
4,907	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,688
143	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	116
35,760	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	4,969
5,575	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,065
22,010	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	2,607
70	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	70
2,041	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,915
6,064	Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	542
	American General Mortgage Loan Trust,
1,134	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,171
3,004	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	3,029
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,767
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,259
	ASG Resecuritization Trust,
2,280	Series 2009-1, Class A60, VAR, 2.055%, 06/26/37 (e)	2,251
640	Series 2009-2, Class A55, VAR, 4.721%, 05/24/36 (e)	640
4,753	Series 2009-2, Class G60, VAR, 4.721%, 05/24/36 (e)	4,801
15,484	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	15,425
4,000	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,057
1,582	Series 2009-5, Class A50, VAR, 3.399%, 02/28/37 (e)	1,586
1,534	Series 2010-1, Class A85, VAR, 0.556%, 02/27/36 (e)	1,495
5,923	Series 2010-2, Class A60, VAR, 1.837%, 01/28/37 (e)	5,830
1,335	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	1,343
5,876	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	5,929
6,233	Series 2011-1, Class 3A50, VAR, 2.570%, 11/28/35 (e)	6,092
459	Series 2011-2, Class A48S, HB, IF, 23.661%, 02/28/36 (e)	551
	Banc of America Alternative Loan Trust,
194	Series 2003-1, Class APO, PO, 02/25/33	162
4,456	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,639
1,867	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,889
749	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	757
4,263	Series 2003-11, Class 1A1, 6.000%, 01/25/34	4,491
3,668	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,821
496	Series 2003-11, Class PO, PO, 01/25/34	441

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,240	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,319
725	Series 2004-1, Class 5A1, 5.500%, 02/25/19	743
182	Series 2004-6, Class 15PO, PO, 07/25/19	176
1,334	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,390
828	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	783
2,448	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	581
21,899	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	21,741
	Banc of America Funding Trust,
574	Series 2004-1, Class PO, PO, 03/25/34	458
777	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	839
937	Series 2004-C, Class 1A1, VAR, 2.801%, 12/20/34	921
789	Series 2005-6, Class 2A7, 5.500%, 10/25/35	781
648	Series 2005-7, Class 30PO, PO, 11/25/35	487
264	Series 2005-8, Class 30PO, PO, 01/25/36	203
1,700	Series 2005-E, Class 4A1, VAR, 2.686%, 03/20/35	1,700
629	Series 2006-1, Class XPO, PO, 01/25/36	490
5,304	Series 2010-R11A, Class 1A6, VAR, 5.199%, 08/26/35 (e)	5,396
948	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	954
	Banc of America Mortgage Trust,
2,779	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,865
966	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	935
413	Series 2003-5, Class 3A1, 7.500%, 02/25/31	427
286	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	282
49	Series 2003-7, Class A2, 4.750%, 09/25/18	50
246	Series 2003-8, Class APO, PO, 11/25/33	198
409	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	416
1,931	Series 2003-E, Class 2A2, VAR, 2.726%, 06/25/33	1,942
43	Series 2004-1, Class APO, PO, 02/25/34	40
1,047	Series 2004-3, Class 15IO, IO, VAR, 0.036%, 04/25/19	4
3,472	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,555
75	Series 2004-4, Class APO, PO, 05/25/34	65
841	Series 2004-5, Class 2A2, 5.500%, 06/25/34	858
317	Series 2004-5, Class 4A1, 4.750%, 06/25/19	320
6,053	Series 2004-6, Class 1A3, 5.500%, 05/25/34	6,365
200	Series 2004-6, Class 2A7, 5.500%, 07/25/34	199
406	Series 2004-6, Class APO, PO, 07/25/34	362
36	Series 2004-8, Class 5PO, PO, 05/25/32	32
171	Series 2004-8, Class XPO, PO, 10/25/34	154
537	Series 2004-9, Class 3A1, 6.500%, 09/25/32	563
16	Series 2004-9, Class 3PO, PO, 09/25/32	14
1,354	Series 2004-J, Class 3A1, VAR, 2.811%, 11/25/34	1,346
1,104	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,135
	BCAP LLC Trust,
1,640	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,667
4,547	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	4,698
6,199	Series 2009-RR14, Class 3A2, VAR, 2.384%, 08/26/35 (e)	6,197
152	Series 2009-RR14, Class 4A1, VAR, 0.596%, 03/26/36 (e)	151
3,206	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	3,291
1,215	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,223
3,596	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	3,573
457	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	461
5,151	Series 2010-RR5, Class 2A5, VAR, 5.433%, 04/26/37 (e)	5,251
2,430	Series 2010-RR6, Class 22A3, VAR, 4.328%, 06/26/36 (e)	2,464
2,681	Series 2010-RR7, Class 16A1, VAR, 0.815%, 02/26/47 (e)	2,659

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,297	Series 2010-RR7, Class 1A5, VAR, 4.834%, 04/26/35 (e)	2,272
16,149	Series 2010-RR7, Class 2A1, VAR, 2.071%, 07/26/45 (e)	16,209
1,305	Series 2010-RR8, Class 3A3, VAR, 5.059%, 05/26/35 (e)	1,311
8,968	Series 2010-RR8, Class 3A4, VAR, 5.059%, 05/26/35 (e)	8,469
1,983	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,989
2,922	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,960
12,914	Series 2011-RR10, Class 2A1, VAR, 0.940%, 09/26/37 (e)	11,858
95	Series 2011-RR2, Class 3A3, VAR, 2.656%, 11/21/35 (e)	95
11,047	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	11,284
8,559	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	8,404
1,380	Series 2011-RR5, Class 14A3, VAR, 2.593%, 07/26/36 (e)	1,376
5,321	Series 2012-RR1, Class 5A1, VAR, 4.067%, 07/26/37 (e)	5,638
5,342	Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	5,143
14,735	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	13,949
7,492	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	7,319
14,459	Series 2012-RR3, Class 2A5, VAR, 1.984%, 05/26/37 (e)	14,483
8,155	Series 2012-RR4, Class 8A3, VAR, 0.385%, 06/26/47 (e)	7,749
3,674	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	3,601
	Bear Stearns ARM Trust,
2,366	Series 2003-2, Class A5, VAR, 2.499%, 01/25/33 (e)	2,382
224	Series 2003-7, Class 3A, VAR, 2.410%, 10/25/33	224
1,241	Series 2004-2, Class 14A, VAR, 3.076%, 05/25/34	1,235
7,191	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	7,269
6,336	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	6,311
	CAM Mortgage Trust,
13,989	Series 2013-1, Class M2, VAR, 5.000%, 11/25/57 (e) (i)	13,994
2,247	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,252
9,431	Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	9,430
2,216	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	2,226
322	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	296
159	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	139
	Chase Mortgage Finance Trust,
1,258	Series 2007-A1, Class 1A3, VAR, 2.536%, 02/25/37	1,241
2,598	Series 2007-A1, Class 2A1, VAR, 2.464%, 02/25/37	2,593
382	Series 2007-A1, Class 7A1, VAR, 2.431%, 02/25/37	382
1,330	Series 2007-A1, Class 9A1, VAR, 2.511%, 02/25/37	1,316
1,018	Series 2007-A2, Class 1A1, VAR, 2.594%, 07/25/37	1,011
1,574	Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	1,589
	CHL Mortgage Pass-Through Trust,
188	Series 2002-18, Class PO, PO, 11/25/32	161
578	Series 2003-29, Class A1, 5.500%, 08/25/33	608
3,575	Series 2003-39, Class A6, 5.000%, 10/25/33	3,732
3,225	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	3,380
37	Series 2003-J13, Class PO, PO, 01/25/34	35
294	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	307
721	Series 2004-3, Class A26, 5.500%, 04/25/34	757
489	Series 2004-3, Class A4, 5.750%, 04/25/34	510
3,232	Series 2004-5, Class 1A4, 5.500%, 06/25/34	3,352
216	Series 2004-7, Class 2A1, VAR, 2.470%, 06/25/34	212
1,548	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,597
371	Series 2004-HYB1, Class 2A, VAR, 2.511%, 05/20/34	353
1,522	Series 2004-HYB3, Class 2A, VAR, 2.208%, 06/20/34	1,445

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,015	Series 2004-HYB6, Class A3, VAR, 2.418%, 11/20/34	972
169	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	173
519	Series 2005-14, Class A2, 5.500%, 07/25/35	528
296	Series 2005-16, Class A23, 5.500%, 09/25/35	276
3,921	Series 2005-22, Class 2A1, VAR, 2.465%, 11/25/35	3,321
	Citicorp Mortgage Securities Trust,
294	Series 2006-1, Class 2A1, 5.000%, 02/25/21	305
1,447	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,480
	Citigroup Mortgage Loan Trust,
10,826	Series 2008-AR4, Class 1A1A, VAR, 2.730%, 11/25/38 (e)	10,837
2,480	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,572
2,080	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,196
6,584	Series 2009-10, Class 1A1, VAR, 2.406%, 09/25/33 (e)	6,661
4,859	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	5,061
5,162	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	5,362
1,308	Series 2010-3, Class 4A1, VAR, 2.380%, 02/25/36 (e)	1,306
1,686	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	1,686
24,973	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	25,437
24,950	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	25,615
3,016	Series 2010-10, Class 2A1, VAR, 2.412%, 02/25/36 (e)	3,041
	Citigroup Mortgage Loan Trust, Inc.,
1,004	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,024
176	Series 2003-1, Class 2A6, PO, 10/25/33	159
134	Series 2003-1, Class PO2, PO, 10/25/33	110
143	Series 2003-1, Class PO3, PO, 09/25/33	130
1	Series 2003-1, Class WPO1, PO, 06/25/16	—	(h)
254	Series 2003-UP3, Class A3, 7.000%, 09/25/33	263
283	Series 2003-UST1, Class A1, 5.500%, 12/25/18	286
44	Series 2003-UST1, Class PO1, PO, 12/25/18	42
54	Series 2003-UST1, Class PO3, PO, 12/25/18	54
606	Series 2004-UST1, Class A6, VAR, 2.445%, 08/25/34	581
422	Series 2005-1, Class 2A1A, VAR, 2.705%, 04/25/35	320
2,166	Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,256
1,196	Series 2005-5, Class 1A2, VAR, 2.768%, 08/25/35	874
10,736	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	10,797
	Credit Suisse First Boston Mortgage Securities Corp.,
26	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	26
1,355	Series 2003-1, Class DB1, VAR, 6.704%, 02/25/33	1,371
1,601	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,655
1,178	Series 2003-23, Class 1P, PO, 10/25/33	1,044
471	Series 2003-23, Class 2A5, 5.000%, 10/25/18	475
132	Series 2003-25, Class 2A1, 4.500%, 10/25/18	135
2,639	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,702
944	Series 2003-27, Class 5A4, 5.250%, 11/25/33	964
664	Series 2003-AR15, Class 3A1, VAR, 2.781%, 06/25/33	661
1,649	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,801
1,065	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,093
22	Series 2004-5, Class 5P, PO, 08/25/19	22
2,621	Series 2004-8, Class 1A4, 5.500%, 12/25/34	2,838
357	Series 2005-9, Class AP, PO, 10/25/35	230
4,427	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	795
233	Series 2005-10, Class AP, PO, 11/25/35	146
3,419	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,538

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CSMC,
1,046	Series 2010-1R, Class 5A1, VAR, 4.928%, 01/27/36 (e)	1,062
56,000	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	53,691
3,398	Series 2010-17R, Class 1A1, VAR, 2.297%, 06/26/36 (e)	3,456
442	Series 2011-1R, Class A1, VAR, 1.156%, 02/27/47 (e)	442
3,290	Series 2011-6R, Class 3A1, VAR, 2.658%, 07/28/36 (e)	3,306
10,213	Series 2011-9R, Class A1, VAR, 2.156%, 03/27/46 (e)	10,245
9,631	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	9,722
3,702	Series 2012-2R, Class 2A1, VAR, 2.428%, 03/27/47 (e)	3,657
8,567	Series 2012-3R, Class 1A1, VAR, 2.353%, 07/27/37 (e)	8,535
	CSMC Trust,
6,726	Series 2010-16, Class A3, VAR, 3.765%, 06/25/50 (e)	6,828
2,823	Series 2010-16, Class A4, VAR, 3.765%, 06/25/50 (e)	2,894
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,073	Series 2005-1, Class 2A1, VAR, 5.737%, 02/25/20	1,108
1,274	Series 2005-3, Class 1A1, VAR, 5.300%, 06/25/20	1,285
32	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.285%, 04/26/37 (e)	32
49	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	48
2,667	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	2,691
	First Boston Mortgage Securities Corp. 1987 STRIPS,
7	Series C, Class IO, IO, 10.965%, 04/25/17	—	(h)
4	Series C, Class PO, PO, 04/25/17	4
	First Horizon Alternative Mortgage Securities Trust,
2,054	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,810
15,356	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	3,076
	First Horizon Mortgage Pass-Through Trust,
1,020	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	1,014
506	Series 2004-AR7, Class 2A2, VAR, 2.571%, 02/25/35	505
3,709	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	3,688
557	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	558
	GMACM Mortgage Loan Trust,
5,453	Series 2003-AR1, Class A4, VAR, 2.854%, 10/19/33	5,382
4,555	Series 2003-AR2, Class 2A4, VAR, 2.766%, 12/19/33	4,571
326	Series 2003-J7, Class A10, 5.500%, 11/25/33	341
3,772	Series 2003-J7, Class A7, 5.000%, 11/25/33	3,893
200	Series 2003-J8, Class A, 5.250%, 12/25/33	208
2,679	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,793
996	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,028
3,562	Series 2005-AR3, Class 3A4, VAR, 2.806%, 06/19/35	3,521
	GSMPS Mortgage Loan Trust,
834	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	722
1,517	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	1,324
9,249	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	7,884
6,818	Series 2005-RP3, Class 1AS, IO, VAR, 4.794%, 09/25/35 (e)	925
	GSR Mortgage Loan Trust,
654	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	682
311	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	292
2,420	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,492
1,329	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,424
1,093	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,081
19	Series 2004-15F, Class AP, PO, 12/25/34	19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
777	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	751
3,805	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,944
258	Series 2005-AR6, Class 3A1, VAR, 2.639%, 09/25/35	259
2,129	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,973
7,129	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,475
6,308	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	6,284
13,459	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	13,145
2,209	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.455%, 05/25/35	2,191
	Impac Secured Assets CMN Owner Trust,
1,246	Series 2003-2, Class A1, 5.500%, 08/25/33	1,303
68	Series 2004-3, Class 1A4, VAR, 0.955%, 11/25/34	68
	Impac Secured Assets Trust,
5,832	Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	5,648
9,222	Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	9,052
17,185	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
3,912	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	4,037
	JP Morgan Mortgage Trust,
836	Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	856
1,378	Series 2004-A4, Class 1A1, VAR, 2.547%, 09/25/34	1,416
638	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	663
2,696	Series 2005-A1, Class 3A4, VAR, 2.570%, 02/25/35	2,745
18,294	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	18,320
10,373	Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	10,395
2,267	Series 2006-A3, Class 6A1, VAR, 2.538%, 08/25/34	2,278
1,857	Series 2007-A1, Class 5A1, VAR, 2.576%, 07/25/35	1,848
743	Series 2007-A1, Class 5A2, VAR, 2.576%, 07/25/35	755
	JP Morgan Resecuritization Trust,
2,236	Series 2009-6, Class 4A1, VAR, 2.513%, 09/26/36 (e)	2,260
1,905	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	1,900
	Lehman Mortgage Trust,
1,057	Series 2006-2, Class 1A1, VAR, 6.141%, 04/25/36	1,003
1,048	Series 2007-6, Class 1A8, 6.000%, 07/25/37	950
5,456	Series 2008-2, Class 1A6, 6.000%, 03/25/38	4,932
	LVII Resecuritization Trust,
8,564	Series 2009-2, Class M3, VAR, 5.133%, 09/27/37 (e)	8,645
7,174	Series 2009-3, Class M3, VAR, 5.177%, 11/27/37 (e)	7,213
8,968	Series 2009-3, Class M4, VAR, 5.177%, 11/27/37 (e)	9,134
	MASTR Adjustable Rate Mortgages Trust,
1,016	Series 2004-3, Class 4A2, VAR, 2.317%, 04/25/34	950
4,703	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	4,730
575	Series 2004-15, Class 3A1, VAR, 2.808%, 12/25/34	575
	MASTR Alternative Loan Trust,
1,797	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,799
319	Series 2003-9, Class 8A1, 6.000%, 01/25/34	320
959	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,014
2,889	Series 2004-3, Class 3A1, 6.000%, 04/25/34	3,061
593	Series 2004-6, Class 30PO, PO, 07/25/34	465
354	Series 2004-6, Class 7A1, 6.000%, 07/25/34	360
511	Series 2004-7, Class 30PO, PO, 08/25/34	393
1,094	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,133
318	Series 2004-10, Class 1A1, 4.500%, 09/25/19	324
1,088	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,062

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		MASTR Asset Securitization Trust,
131		Series 2003-2, Class 1A1, 5.000%, 03/25/18	132
85		Series 2003-2, Class 2A1, 4.500%, 03/25/18	85
269		Series 2003-2, Class 2A10, 4.500%, 03/25/18	270
118		Series 2003-8, Class 1A1, 5.500%, 09/25/33	122
184		Series 2003-9, Class 15PO, PO, 10/25/18	174
224		Series 2003-9, Class 2A7, 5.500%, 10/25/33	224
97		Series 2003-11, Class 3A1, 4.500%, 12/25/18	99
146		Series 2003-12, Class 30PO, PO, 12/25/33	134
357		Series 2003-12, Class 6A1, 5.000%, 12/25/33	371
113		Series 2004-1, Class 30PO, PO, 02/25/34	101
2,330		Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,429
24		Series 2004-4, Class 3A1, 4.500%, 04/25/19	24
115		Series 2004-6, Class 15PO, PO, 07/25/19	113
305		Series 2004-8, Class 1A1, 4.750%, 08/25/19	314
63		Series 2004-8, Class PO, PO, 08/25/19	58
441		Series 2004-9, Class 5A1, 5.250%, 09/25/19	454
1,391		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,500
		MASTR Reperforming Loan Trust,
12,443		Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	10,268
1,483		Series 2006-2, Class 1A1, VAR, 4.778%, 05/25/36 (e)	1,399
1,660		MASTR Resecuritization Trust, Series
		2005-PO, Class 3PO, PO, 05/28/35 (e)	1,328
		Merrill Lynch Mortgage Investors Trust,
1,084		Series 2003-A5, Class 2A6, VAR, 2.307%, 08/25/33	1,096
2,245		Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	2,208
2,678		Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	2,658
2,179		Series 2004-1, Class 2A1, VAR, 2.149%, 12/25/34	2,124
998		Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	949
1,843		Series 2004-A4, Class A2, VAR, 2.461%, 08/25/34	1,886
1,959		Series 2004-C, Class A2, VAR, 0.925%, 07/25/29	1,846
3,828		Series 2005-A2, Class A1, VAR, 2.484%, 02/25/35	3,744
3,468		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.236%, 06/25/37	3,382
29		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	31
		Morgan Stanley Mortgage Loan Trust,
4,230		Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	4,464
1,116		Series 2004-9, Class 4A, VAR, 5.099%, 10/25/19	1,118
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,341.000%, 04/20/21	1
1,555		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	1,516
		MRFC Mortgage Pass-Through Trust,
4,591		Series 2000-TBC2, Class A1, VAR, 0.635%, 06/15/30	4,365
990		Series 2000-TBC3, Class A1, VAR, 0.595%, 12/15/30	943
853		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	866
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
507		Series 2003-A1, Class A1, 5.500%, 05/25/33	523
235		Series 2003-A1, Class A2, 6.000%, 05/25/33	243
97		Series 2003-A1, Class A5, 7.000%, 04/25/33	100
7		Series 2003-A1, Class A7, 5.000%, 04/25/18	8
1,477		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.510%, 03/26/36 (e)	1,475
		PaineWebber CMO Trust,
1		Series H, Class 4, 8.750%, 04/01/18	1
8		Series P, Class 4, 8.500%, 08/01/19	9
1,843		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,938
839		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.480%, 05/25/35	847

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	RALI Trust,
304	Series 2001-QS19, Class A2, 6.000%, 12/25/16	307
176	Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	183
716	Series 2002-QS8, Class A5, 6.250%, 06/25/17	725
2,253	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,344
1,476	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,489
120	Series 2003-QS1, Class A6, 4.250%, 01/25/33	120
667	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	66
203	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	14
8,461	Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,998
1,529	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,554
8,313	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,484
487	Series 2003-QS18, Class A1, 5.000%, 09/25/18	497
6,116	Series 2003-QS19, Class A1, 5.750%, 10/25/33	6,442
385	Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	432
102	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	2
1,052	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	106
10,510	Series 2004-QS7, Class A4, 5.500%, 05/25/34	10,764
2,414	Series 2005-QA6, Class A32, VAR, 3.486%, 05/25/35	2,026
317	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	270
	RBSSP Resecuritization Trust,
4,571	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,921
1,514	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,603
2,449	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	2,507
6,386	Series 2009-12, Class 1A1, VAR, 5.890%, 11/25/33 (e)	6,722
2,825	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	2,947
9,128	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	9,267
219	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	219
8,355	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	7,945
139	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	123
	Residential Asset Securitization Trust,
432	Series 2003-A13, Class A3, 5.500%, 01/25/34	446
34	Series 2003-A14, Class A1, 4.750%, 02/25/19	35
647	Series 2003-A8, Class A5, 4.250%, 10/25/18	654
12,805	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	1,794
1,281	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,181
	RFMSI Trust,
449	Series 2003-S13, Class A3, 5.500%, 06/25/33	450
116	Series 2003-S14, Class A4, PO, 07/25/18	110
320	Series 2003-S16, Class A3, 5.000%, 09/25/18	323
546	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	570
221	Series 2004-S6, Class 2A6, PO, 06/25/34	189
359	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	369
1,314	Series 2005-SA4, Class 1A1, VAR, 2.700%, 09/25/35	1,098
21	RFSC Trust, Series 2003-RM2, Class AP- 3, PO, 05/25/33	19
	Salomon Brothers Mortgage Securities VII, Inc.,
3,147	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	3,189
36	Series 2003-UP2, Class PO1, PO, 12/25/18	32
	Sequoia Mortgage Trust,
2,114	Series 2004-8, Class A1, VAR, 0.855%, 09/20/34	2,017
3,196	Series 2004-8, Class A2, VAR, 1.069%, 09/20/34	3,091
974	Series 2004-10, Class A1A, VAR, 0.465%, 11/20/34	932

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,362	Series 2004-11, Class A1, VAR, 0.455%, 12/20/34	3,202
2,733	Series 2004-12, Class A3, VAR, 0.643%, 01/20/35	2,503
	Springleaf Mortgage Loan Trust,
3,495	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	3,550
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,333
15,126	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	15,337
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,617
18,422	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	18,409
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,656
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,147
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,412
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,978
14,056	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	14,008
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,549
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,117
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,019
15,857	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	15,830
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,965
608	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	606
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,046
20,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.471%, 02/25/15	20,000
1,189	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.364%, 06/25/34	1,181
	Structured Asset Mortgage Investments II Trust,
2,648	Series 2004-AR5, Class 1A1, VAR, 0.484%, 10/19/34	2,497
10,061	Series 2005-AR5, Class A3, VAR, 0.404%, 07/19/35	9,543
	Structured Asset Securities Corp.,
3,437	Series 2003-37A, Class 2A, VAR, 3.621%, 12/25/33	3,438
3,093	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,300
1,189	Series 2005-RF3, Class 1A, VAR, 0.505%, 06/25/35 (e)	959
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
288	Series 2002-17, Class B1, VAR, 6.064%, 09/25/32	287
886	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	861
910	Series 2003-29, Class 1A1, 4.750%, 09/25/18	928
409	Series 2003-30, Class 1A1, 5.500%, 10/25/33	430
395	Series 2003-32, Class 1A1, VAR, 5.459%, 11/25/33	409
3,660	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,742
1,059	Series 2003-34A, Class 3A3, VAR, 2.474%, 11/25/33	1,046
7,703	Series 2004-5H, Class A4, 5.540%, 12/25/33	7,921
772	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	781
	Thornburg Mortgage Securities Trust,
7,230	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	6,945
695	Series 2004-4, Class 3A, VAR, 1.973%, 12/25/44	691
7,795	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	7,795
	WaMu Mortgage Pass-Through Certificates,
144	Series 2003-S10, Class A2, 5.000%, 10/25/18	149
494	Series 2003-S4, Class 2A10, IF, 17.036%, 06/25/33	561
1,099	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,126
	WaMu Mortgage Pass-Through Certificates Trust,
5,563	Series 2003-AR11, Class A6, VAR, 2.424%, 10/25/33	5,624
1,891	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	1,900
9,978	Series 2003-AR9, Class 1A6, VAR, 2.406%, 09/25/33	10,266

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,904	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	1,920
1,861	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,927
428	Series 2003-S13, Class 23A1, VAR, 0.705%, 12/25/18	415
815	Series 2003-S8, Class A5, 4.500%, 09/25/18	824
268	Series 2003-S8, Class A6, 4.500%, 09/25/18	271
7,426	Series 2003-S9, Class A8, 5.250%, 10/25/33	7,631
160	Series 2003-S9, Class P, PO, 10/25/33	124
2,705	Series 2004-AR3, Class A1, VAR, 2.370%, 06/25/34	2,747
3,476	Series 2004-AR3, Class A2, VAR, 2.370%, 06/25/34	3,530
989	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,011
1,144	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,178
6,647	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	6,965
1,689	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,772
259	Series 2006-AR10, Class 2P, VAR, 2.271%, 09/25/36	228
1,213	Series 2006-AR8, Class 1A2, VAR, 2.239%, 08/25/46	1,063
	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust,
2,663	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,685
227	Series 2005-1, Class CP, PO, 03/25/35	158
14,517	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	2,062
3,274	Series 2005-2, Class 2A3, IF, IO, 4.845%, 04/25/35	423
4,887	Series 2005-4, Class CB7, 5.500%, 06/25/35	4,531
4,719	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	996
1,030	Series 2005-6, Class 2A4, 5.500%, 08/25/35	954
434	Series 2006-1, Class 3A2, 5.750%, 02/25/36	396
	Washington Mutual MSC Mortgage Pass- Through Certificates Trust,
137	Series 2003-MS5, Class 1A4, VAR, 0.655%, 03/25/18	135
30	Series 2003-MS7, Class P, PO, 03/25/33	22
	Wells Fargo Alternative Loan Trust,
172	Series 2003-1, Class APO, PO, 09/25/33	154
577	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	522
5,742	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	5,656
	Wells Fargo Mortgage-Backed Securities Trust,
3,880	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	3,891
149	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	151
578	Series 2003-L, Class 2A1, VAR, 2.551%, 11/25/33	567
851	Series 2004-4, Class A9, 5.500%, 05/25/34	876
1,219	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,218
3,348	Series 2004-EE, Class 2A1, VAR, 2.610%, 12/25/34	3,367
2,277	Series 2004-EE, Class 2A2, VAR, 2.610%, 12/25/34	2,317
3,381	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	3,423
1,104	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	1,129
4,680	Series 2004-I, Class 1A1, VAR, 2.597%, 07/25/34	4,714
14,430	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	14,594
2,390	Series 2004-V, Class 1A1, VAR, 2.605%, 10/25/34	2,409
3,066	Series 2004-V, Class 1A2, VAR, 2.605%, 10/25/34	3,105
1,609	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,703
365	Series 2005-14, Class 2APO, PO, 12/25/35	293
26,951	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	27,113
3,045	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	3,059
740	Series 2007-7, Class A7, 6.000%, 06/25/37	749
2,954	Series 2007-9, Class 1A8, 5.500%, 07/25/37	2,995

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,116	Series 2007-11, Class A14, 6.000%, 08/25/37	4,059

		1,440,090

	Total Collateralized Mortgage Obligations (Cost $5,366,146)	5,550,759

Commercial Mortgage-Backed Securities — 4.0%
	A10 Securitization LLC,
3,209	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	3,209
5,836	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	5,861
	A10 Term Asset Financing LLC,
23,317	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	23,521
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,046
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,520
9,639	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	9,649
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,129
	ACRE Commercial Mortgage Trust, (Cayman Islands),
2,982	Series 2014-FL2, Class B, VAR, 2.205%, 08/15/31 (e)	2,985
2,982	Series 2014-FL2, Class C, VAR, 2.655%, 08/15/31 (e)	2,984
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,028
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,675
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,648
14,866	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,724
9,581	Series 2006-4, Class A4, 5.634%, 07/10/46	10,073
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	8,875
199,559	Series 2006-5, Class XC, IO, VAR, 0.787%, 09/10/47 (e)	1,852
8,719	Series 2007-5, Class A4, 5.492%, 02/10/51	9,407
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.469%, 11/10/42	4,517
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,528
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,661
2,131	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,168
459,388	Series 2005-5, Class XC, IO, VAR, 0.206%, 10/10/45 (e)	356
8,015	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.737%, 06/24/50 (e)	8,565
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,117
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,180
	Bear Stearns Commercial Mortgage Securities Trust,
216	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	216
7,573	Series 2006-PW11, Class A4, VAR, 5.602%, 03/11/39	7,868
199,803	Series 2006-PW14, Class X1, IO, VAR, 0.835%, 12/11/38 (e)	2,369
2,283	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,433
553,971	Series 2007-T26, Class X1, IO, VAR, 0.301%, 01/12/45 (e)	2,432
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.400%, 07/15/44	5,545
190,774	Series 2007-CD4, Class XC, IO, VAR, 0.549%, 12/11/49 (e)	1,331
113,162	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.700%, 10/15/48 (e)	1,330
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.955%, 02/15/31 (e)	5,587
	Citigroup Commercial Mortgage Trust,
6,457	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,524
3,742	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,801
	COBALT CMBS Commercial Mortgage Trust,
4,856	Series 2006-C1, Class A4, 5.223%, 08/15/48	5,144

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,131
138,697	Series 2006-C1, Class IO, IO, VAR, 0.980%, 08/15/48	1,993
	COMM Mortgage Trust,
5,460	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,500
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,192
29,483	Series 2012-CR2, Class XA, IO, VAR, 2.072%, 08/15/45	2,982
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,931
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,158
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,546
31,243	Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	31,235
7,748	Series 2014-PAT, Class A, VAR, 0.953%, 08/13/27 (e)	7,725
10,196	Series 2014-TWC, Class A, VAR, 1.003%, 02/13/32 (e)	10,187
2,850	Series 2014-TWC, Class B, VAR, 1.753%, 02/13/32 (e)	2,843
164	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.061%, 01/17/32	163
2,025	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	2,028
	Commercial Mortgage Trust,
2,773	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,773
2,690	Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	2,852
25,960	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.014%, 06/25/40 (e)	3,328
	Credit Suisse Commercial Mortgage Trust,
6,186	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	6,450
204,428	Series 2007-C2, Class AX, IO, VAR, 0.219%, 01/15/49 (e)	519
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,547
16,145	CSMC, Series 2014-ICE, Class A, VAR, 0.955%, 04/15/27 (e)	16,165
3,563	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	3,557
38,470	DBUBS Mortgage Trust, Series 2011- LC2A, Class XA, IO, VAR, 1.416%, 07/10/44 (e)	1,801
11,229	FDIC Guaranteed Notes Trust, Series 2010- C1, Class A, 2.980%, 12/06/20 (e)	11,602
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	74,540
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,077
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,018
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	41,707
	GE Capital Commercial Mortgage Corp.,
10,313	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,343
9,685	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	9,728
10,482	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	10,696
11,881	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	12,112
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	3,724
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,462
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,762
111,042	Series 2006-GG8, Class X, IO, VAR, 0.780%, 11/10/39 (e)	964
1,600	Series 2011-GC5, Class D, VAR, 5.474%, 08/10/44 (e)	1,702
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,256
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,619	Series 2005-CB11, Class AJ, VAR, 5.537%, 08/12/37	4,670
336,721	Series 2005-CB11, Class X1, IO, VAR, 0.212%, 08/12/37 (e)	208
495,050	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	568
1,542	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,627

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
305,857	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	1,194
1,909	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,004
1,326	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,403
2,064	Series 2006-LDP9, Class A3SF, VAR, 0.310%, 05/15/47	2,064
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,597
1,340	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,458
255,295	Series 2007-LD12, Class X, IO, VAR, 0.185%, 02/15/51	608
79,137	KGS-Alpha Capital Markets LP, Series 2014-1, 1.383%, 10/25/32	3,994
	KGS-Alpha SBA COOF Trust,
68,025	Series 2012-6, Class A, IO, VAR, 0.624%, 05/25/39 (e)	1,648
22,872	Series 2014-2, Class A, IO, VAR, 3.124%, 04/25/40 (e)	3,409
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,168
	LB-UBS Commercial Mortgage Trust,
4,388	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,521
1,269	Series 2006-C4, Class A4, VAR, 6.029%, 06/15/38	1,341
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,576
5,428	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,858
113,802	Series 2007-C2, Class XW, IO, VAR, 0.739%, 02/15/40	1,430
	Merrill Lynch Mortgage Trust,
1,992	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,056
2,982	Series 2005-LC1, Class AJ, VAR, 5.547%, 01/12/44	3,086
1,973	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	2,068
	ML-CFC Commercial Mortgage Trust,
4,133	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	4,290
351,874	Series 2006-4, Class XC, IO, VAR, 0.272%, 12/12/49 (e)	3,916
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	6,055
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,969
	Morgan Stanley Capital I Trust,
174,249	Series 2006-IQ12, Class X1, IO, VAR, 0.652%, 12/15/43 (e)	1,466
309,348	Series 2007-HQ11, Class X, IO, VAR, 0.390%, 02/12/44 (e)	1,250
91,791	Series 2007-HQ13, Class X1, IO, VAR, 0.549%, 12/15/44 (e)	857
286,311	Series 2007-IQ13, Class X, IO, VAR, 0.596%, 03/15/44 (e)	2,277
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,871
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,426
	Morgan Stanley Re-REMIC Trust,
1,289	Series 2009-IO, Class B, PO, 07/17/56 (e)	1,280
14,250	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	14,197
31,990	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	32,085
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,872
244	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass- Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	243
54,688	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	56,199
	NorthStar, (Cayman Islands),
14,946	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	14,960
6,359	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	6,423
3,833	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	3,833
	RAIT Trust,
10,209	Series 2014-FL3, Class A, VAR, 1.405%, 12/15/31 (e)	10,212
9,000	Series 2014-FL3, Class AS, VAR, 1.955%, 12/15/31 (e)	9,006
4,767	Series 2014-FL3, Class B, VAR, 2.805%, 12/15/31 (e)	4,771
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,408
8,116	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	8,378
4,177	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.563%, 08/15/39	4,181

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
17,156	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.475%, 05/10/45 (e)	2,065
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,941
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,775
66,207	Series 2012-C2, Class XA, IO, VAR, 1.919%, 05/10/63 (e)	5,351
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,406
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,197
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	26,378
	Wachovia Bank Commercial Mortgage Trust,
1,436	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,436
6,493	Series 2005-C22, Class A4, VAR, 5.444%, 12/15/44	6,670
760,205	Series 2006-C24, Class XC, IO, VAR, 0.271%, 03/15/45 (e)	1,207
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,555
12,957	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	12,952
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,080
1,272	Series 2012-C6, Class A1, 1.081%, 04/15/45	1,277
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,774
2,500	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	2,406

	Total Commercial Mortgage-Backed Securities (Cost $1,020,879)	1,041,608

Corporate Bonds — 18.0%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,308
2,991	4.250%, 03/01/21	3,233
1,146	4.950%, 07/02/64	1,170
6,278	5.250%, 12/01/41	7,006

		15,717

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,371
3,758	1.875%, 01/11/18 (e)	3,787
1,692	2.375%, 08/01/18 (e)	1,721
4,706	2.625%, 09/15/16 (e)	4,838
8,789	2.950%, 01/11/17 (e)	9,109
1,345	8.500%, 01/18/31	2,038

		31,864

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,839
2,690	6.650%, 11/15/37	3,527
1,345	6.900%, 08/15/39	1,820
1,762	7.250%, 05/18/18	2,082
3,946	7.300%, 04/30/28	5,066
2,690	7.625%, 11/30/28	3,565
986	8.000%, 10/17/16	1,109
942	8.875%, 04/26/23	1,270
1,525	9.500%, 07/15/24	2,117
	CBS Corp.,
2,650	3.700%, 08/15/24	2,646
1,345	4.300%, 02/15/21	1,454
2,004	4.900%, 08/15/44	2,032
673	5.500%, 05/15/33	751
1,279	5.750%, 04/15/20	1,463
583	5.900%, 10/15/40	675
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,784
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,060
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,269
	Comcast Corp.,
3,361	4.200%, 08/15/34	3,439
10,484	4.250%, 01/15/33	10,877
1,166	5.900%, 03/15/16	1,243
2,690	6.450%, 03/15/37	3,500
897	6.500%, 01/15/17	999
11,658	6.500%, 11/15/35	15,401
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,957
746	5.450%, 12/15/14	747

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,166	8.375%, 03/01/39 (e)	1,673
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,036
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,517
5,022	4.600%, 02/15/21	5,456
3,876	5.000%, 03/01/21	4,288
11,179	6.000%, 08/15/40	12,612
2,861	6.375%, 03/01/41	3,372
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,964
2,269	4.950%, 05/15/42	2,290
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,121
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,717
4,575	5.950%, 04/01/41	5,767
3,233	6.400%, 04/30/40	4,235
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,679
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,159
8,115	3.950%, 09/30/21	8,554
2,716	4.500%, 05/23/43	2,636
1,928	4.700%, 10/15/19	2,104
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,789
873	5.850%, 05/01/17	960
4,125	5.875%, 11/15/40	4,883
2,327	6.550%, 05/01/37	2,958
4,080	6.750%, 07/01/18	4,736
1,794	6.750%, 06/15/39	2,308
2,197	7.300%, 07/01/38	2,972
1,928	8.250%, 04/01/19	2,384
1,601	8.750%, 02/14/19	2,008
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,454
5,829	8.375%, 07/15/33	8,624
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,596
1,573	5.375%, 10/15/41	1,724
2,802	6.200%, 03/15/40	3,364
1,474	6.250%, 03/29/41	1,810
2,238	6.500%, 11/15/36	2,804
3,430	7.625%, 04/15/31	4,714
1,125	7.700%, 05/01/32	1,569
	Viacom, Inc.,
809	1.250%, 02/27/15	810
1,951	3.125%, 06/15/22	1,904
599	3.250%, 03/15/23	585
5,046	3.875%, 12/15/21	5,242
6,243	4.375%, 03/15/43	5,804
538	4.500%, 03/01/21	579
1,813	4.500%, 02/27/42	1,748
690	6.250%, 04/30/16	740

		242,941

	Multiline Retail — 0.1%
897	Kohl’s Corp., 6.250%, 12/15/17	1,007
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,535
1,671	4.375%, 09/01/23	1,794
3,368	4.500%, 12/15/34	3,381
877	5.125%, 01/15/42	940
1,166	7.450%, 07/15/17	1,337
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,715
1,883	Target Corp., 6.000%, 01/15/18	2,138

		17,847

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,438
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,871
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	751
4,125	5.400%, 03/01/16	4,372
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,246
2,067	5.125%, 11/15/41	2,396
3,139	Series B, 7.110%, 05/15/37	4,335

		21,409

	Total Consumer Discretionary	329,778

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	1,003
986	5.750%, 04/01/36	1,188
7,000	Anheuser-Busch InBev Finance, Inc.,
	3.700%, 02/01/24	7,285
1,151	Anheuser-Busch InBev Worldwide, Inc.,
	7.750%, 01/15/19	1,404
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,567

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,549
2,493	4.828%, 07/15/20	2,796
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,009
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,956
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,652
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,602
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,224
2,245	3.000%, 08/25/21	2,306
207	7.900%, 11/01/18	254
	SABMiller Holdings, Inc.,
3,393	1.850%, 01/15/15 (e)	3,399
4,179	3.750%, 01/15/22 (e)	4,381
762	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	834

		54,409

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
3,214	4.000%, 12/05/23	3,397
2,155	5.300%, 12/05/43	2,540
6,035	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,118
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,536
2,093	4.000%, 02/01/24	2,196
12,466	5.000%, 04/15/42	13,353
829	5.400%, 07/15/40	937
1,794	6.150%, 01/15/20	2,102
538	6.400%, 08/15/17	605
11,049	7.500%, 04/01/31	14,777
	Sysco Corp.,
1,833	3.000%, 10/02/21	1,867
1,561	4.500%, 10/02/44	1,643
7,567	Walgreen Co., 3.100%, 09/15/22	7,539
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,778
4,311	3.800%, 11/18/24	4,403
2,517	4.500%, 11/18/34	2,583
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,280
942	6.200%, 04/15/38	1,241
628	7.550%, 02/15/30	907

		75,802

	Food Products — 0.3%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,489
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,633
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	594
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,200
2,443	4.307%, 05/14/21 (e)	2,698
1,390	6.000%, 11/27/17 (e)	1,565
2,556	7.350%, 03/06/19 (e)	3,094
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,050
1,638	2.100%, 03/15/18	1,641
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,305
2,036	3.250%, 05/21/18	2,131
	Kraft Foods Group, Inc.,
5,113	3.500%, 06/06/22	5,279
4,392	5.000%, 06/04/42	4,748
2,765	5.375%, 02/10/20	3,158
4,612	6.125%, 08/23/18	5,298
2,690	6.500%, 02/09/40	3,396
9,117	6.875%, 01/26/39	11,869
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,392
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,107

		79,647

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,205
448	7.500%, 11/01/18	543
1,517	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,893
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,123

		4,764

	Total Consumer Staples	214,622

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
909	Cameron International Corp., 4.000%, 12/15/23	954

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
1,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	1,543
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,940
673	6.150%, 09/15/19	787
4,529	7.450%, 09/15/39	6,250
2,242	7.600%, 08/15/96 (e)	3,383
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,399
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	740
557	5.250%, 03/15/42	489
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,040
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	2,151
1,693	6.375%, 12/15/21	1,686
6,553	6.500%, 11/15/20	6,485
1,334	7.350%, 12/15/41	1,314
448	7.500%, 04/15/31	441
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,138
844	5.950%, 04/15/42	824
986	6.500%, 08/01/36	1,031
2,390	9.875%, 03/01/39	3,407

		41,002

	Oil, Gas & Consumable Fuels — 1.5%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,031
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,379
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,853
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	4,039
2,933	ANR Pipeline Co., 9.625%, 11/01/21	4,061
	Apache Corp.,
853	3.250%, 04/15/22	857
3,611	4.750%, 04/15/43	3,476
2,242	6.900%, 09/15/18	2,613
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,703
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,899
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,979
5,991	1.846%, 05/05/17	6,078
5,200	2.237%, 05/10/19	5,234
2,279	2.750%, 05/10/23	2,177
2,273	3.245%, 05/06/22	2,266
1,575	3.814%, 02/10/24	1,618
4,932	3.875%, 03/10/15	4,978
5,560	4.742%, 03/11/21	6,186
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	656
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,422
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,523
359	5.900%, 02/01/18	403
4,152	6.250%, 03/15/38	4,962
1,300	6.450%, 06/30/33	1,576
1,794	6.750%, 02/01/39	2,241
359	7.200%, 01/15/32	465
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,564
3,708	4.450%, 09/15/42	3,527
3,049	6.750%, 11/15/39	3,821
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,647
4,574	4.950%, 03/03/19	5,155
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,708
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	657
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,502
1,794	5.750%, 02/01/19	2,063
1,300	6.000%, 01/15/20	1,526
1,300	6.500%, 02/01/39	1,729
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,199
6,343	ConocoPhillips Co., 3.350%, 11/15/24	6,430
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,185
2,807	4.750%, 05/15/42	2,842
1,731	6.300%, 01/15/19	1,998
3,333	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	3,216
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,435
1,027	6.500%, 08/15/34	1,230
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,317

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
2,600	3.750%, 02/15/25	2,643
2,687	3.900%, 02/15/24	2,780
1,189	4.950%, 10/15/54	1,216
1,758	5.100%, 02/15/45	1,895
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,090
4,753	4.100%, 02/01/21	5,102
1,614	6.875%, 10/01/18	1,916
1,507	Hess Corp., 7.875%, 10/01/29	2,007
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,183
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,364
10,149	7.875%, 09/15/31	13,690
	Magellan Midstream Partners LP,
7,133	5.150%, 10/15/43	7,812
1,794	6.550%, 07/15/19	2,113
	Marathon Oil Corp.,
2,528	5.900%, 03/15/18	2,838
2,511	6.000%, 10/01/17	2,813
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,941
2,200	Noble Energy, Inc., 5.050%, 11/15/44	2,212
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,209
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	4,601
13,552	6.250%, 03/17/24	13,927
	Petrobras International Finance Co. S.A., (Cayman Islands),
6,459	5.375%, 01/27/21	6,445
986	6.750%, 01/27/41	970
1,794	7.875%, 03/15/19	1,976
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,605
2,870	6.800%, 05/15/38	3,768
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	4,478
2,165	4.875%, 01/18/24	2,300
4,898	5.500%, 06/27/44 (e)	5,045
4,650	6.375%, 01/23/45	5,336
	Phillips 66,
2,099	2.950%, 05/01/17	2,172
1,181	4.300%, 04/01/22	1,262
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,959
7,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/24	6,994
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,372
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,893
2,197	5.650%, 03/01/20	2,463
2,233	7.500%, 09/15/38	2,905
4,475	8.000%, 10/01/19	5,557
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,741
1,801	5.950%, 09/25/43	2,153
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,904
2,430	2.450%, 01/17/23	2,337
5,765	2.650%, 01/15/24	5,507
1,256	2.900%, 11/08/20	1,288
2,646	3.125%, 08/17/17	2,779
2,064	3.150%, 01/23/22	2,119
3,461	3.250%, 11/10/24	3,478
1,673	4.250%, 11/23/41	1,713
3,318	5.250%, 04/15/19	3,766
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,601
1,704	6.100%, 06/01/18	1,948
807	6.850%, 06/01/39	1,072
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,879
1,840	5.300%, 04/01/44	1,884
6,969	5.350%, 05/15/45	7,182
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	6,905
1,489	5.850%, 02/01/37	1,429
1,426	6.250%, 02/01/38	1,440
4,802	7.750%, 06/01/19	5,655
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,940
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,693
3,139	8.125%, 02/15/30	4,571

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.611%, 01/15/16	1,514
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,232
1,894	1.500%, 02/17/17	1,914
5,044	1.550%, 06/28/17	5,088
5,000	2.750%, 06/19/21	5,051
1,256	2.875%, 02/17/22	1,258
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,165
1,989	4.125%, 01/28/21	2,178
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,611
1,704	6.500%, 08/15/18	1,976
2,377	7.125%, 01/15/19	2,830
1,883	7.250%, 08/15/38	2,526

		395,605

	Total Energy	436,607

	Financials — 8.2%
	Banks — 3.4%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,446
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,294
2,628	3.125%, 08/10/15 (e)	2,677
	Australia & New Zealand Banking Group Ltd., (Australia),
8,932	2.400%, 11/23/16 (e)	9,195
5,560	3.250%, 03/01/16 (e)	5,745
2,571	4.875%, 01/12/21 (e)	2,905
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,411
5,000	Series L, 2.650%, 04/01/19	5,071
4,720	3.300%, 01/11/23	4,724
2,140	3.625%, 03/17/16	2,212
3,403	4.000%, 04/01/24	3,558
1,890	4.100%, 07/24/23	1,992
6,055	4.250%, 10/22/26	6,092
628	Series C, 5.000%, 01/15/15	631
11,565	5.000%, 05/13/21	12,894
5,830	5.625%, 10/14/16	6,292
15,875	5.625%, 07/01/20	18,201
7,155	Series L, 5.650%, 05/01/18	8,005
2,500	5.700%, 01/24/22	2,908
4,155	5.750%, 12/01/17	4,625
2,960	5.875%, 01/05/21	3,440
19,000	6.400%, 08/28/17	21,367
4,485	6.500%, 08/01/16	4,870
5,693	6.875%, 04/25/18	6,603
3,140	7.625%, 06/01/19	3,821
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,377
7,632	2.550%, 11/06/22	7,421
	Bank of Nova Scotia (The), (Canada),
7,533	2.550%, 01/12/17	7,772
6,341	3.400%, 01/22/15	6,367
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,518	2.350%, 02/23/17 (e)	8,707
3,916	3.850%, 01/22/15 (e)	3,935
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,050
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,460
7,511	2.500%, 09/21/15 (e)	7,635
10,365	2.750%, 02/23/15	10,416
3,878	3.750%, 05/15/24	3,976
986	Series 1, 5.000%, 09/22/16	1,057
3,318	6.050%, 12/04/17 (e)	3,682
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,348
5,605	3.950%, 04/29/16	5,851
2,466	5.250%, 11/01/19	2,781
1,480	6.850%, 04/30/19	1,770
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,731
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,503
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,236
10,986	2.600%, 07/02/15 (e)	11,132
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,652
	Citigroup, Inc.,
617	1.250%, 01/15/16	620
5,000	1.850%, 11/24/17	5,019
1,104	3.375%, 03/01/23	1,117
5,806	3.750%, 06/16/24	5,969
6,200	4.300%, 11/20/26	6,261
7,623	4.450%, 01/10/17	8,106

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,494	4.500%, 01/14/22	1,633
518	4.587%, 12/15/15	537
1,345	4.700%, 05/29/15	1,372
4,790	4.750%, 05/19/15	4,882
1,655	5.300%, 05/06/44	1,769
1,869	5.375%, 08/09/20	2,137
4,296	5.500%, 09/13/25	4,802
1,842	5.875%, 01/30/42	2,287
12,107	6.000%, 08/15/17	13,503
4,544	6.010%, 01/15/15	4,573
4,798	6.125%, 11/21/17	5,403
3,363	6.625%, 01/15/28	4,315
202	6.875%, 03/05/38	273
2,556	8.125%, 07/15/39	3,886
12,891	8.500%, 05/22/19	16,247
1,250	Comerica Bank, 5.200%, 08/22/17	1,368
	Comerica, Inc.,
1,758	3.000%, 09/16/15	1,791
1,148	3.800%, 07/22/26	1,162
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,465
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,130
11,389	3.200%, 03/11/15 (e)	11,475
2,243	3.375%, 01/19/17	2,354
5,310	3.875%, 02/08/22	5,663
6,188	4.500%, 01/11/21	6,855
3,139	5.800%, 09/30/10 (e)	3,588
	Discover Bank,
6,500	3.200%, 08/09/21	6,550
3,657	4.200%, 08/08/23	3,829
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,156
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,471
1,300	5.450%, 01/15/17	1,404
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,158
2,846	2.875%, 10/01/21	2,852
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,149
4,147	3.500%, 06/28/15 (e)	4,222
5,346	4.125%, 08/12/20 (e)	5,810
8,968	4.750%, 01/19/21 (e)	10,030
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,403
6,457	4.875%, 01/14/22	7,241
4,187	5.100%, 04/05/21	4,752
6,457	6.100%, 01/14/42	8,471
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,233
2,200	KeyCorp, 5.100%, 03/24/21	2,477
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,612
3,167	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	3,210
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,333
6,995	2.750%, 09/28/15 (e)	7,118
6,278	3.000%, 07/27/16 (e)	6,501
3,098	3.750%, 03/02/15 (e)	3,124
3,587	National City Bank, 5.800%, 06/07/17	3,968
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,235
13,766	3.125%, 03/20/17 (e)	14,357
5,558	4.875%, 05/13/21 (e)	6,081
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,910
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,323
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,529
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,186
5,000	3.300%, 03/08/22	5,134
4,066	4.375%, 08/11/20	4,461
5,112	5.125%, 02/08/20	5,795
1,076	5.250%, 11/15/15	1,120
1,103	5.625%, 02/01/17	1,199
3,677	6.700%, 06/10/19	4,390
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,303
10,700	2.000%, 10/01/18	10,897
1,345	2.200%, 07/27/18	1,367
7,533	2.300%, 07/20/16	7,718
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,599
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,767
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,527

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,916
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,630
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	1,006
505	7.250%, 03/15/18	584
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,239
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,690
8,112	2.200%, 07/29/15 (e)	8,209
4,063	2.250%, 11/05/19	4,080
4,828	2.500%, 07/14/16	4,968
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,101
4,197	2.450%, 07/27/15	4,256
3,289	3.000%, 03/15/22	3,342
3,191	4.125%, 05/24/21	3,482
1,256	7.500%, 06/01/26	1,687
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,043
16,210	5.750%, 02/01/18	18,307
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,207
8,071	3.500%, 03/08/22	8,427
4,357	4.100%, 06/03/26	4,466
7,623	4.600%, 04/01/21	8,458
6,442	4.650%, 11/04/44	6,548
2,755	5.606%, 01/15/44	3,207
8,237	5.625%, 12/11/17	9,225
14,977	SUB, 3.676%, 06/15/16	15,634
	Wells Fargo Bank N.A.,
4,367	Series AI, 4.750%, 02/09/15	4,402
4,215	5.000%, 08/15/15	4,350
2,000	5.750%, 05/16/16	2,142
13,622	6.000%, 11/15/17	15,430
3,973	VAR, 0.564%, 03/15/16	3,975
	Westpac Banking Corp., (Australia),
5,874	2.450%, 11/28/16 (e)	6,051
4,305	4.200%, 02/27/15	4,344
9,606	4.875%, 11/19/19	10,797

		884,575

	Capital Markets — 1.7%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,979
	Bank of New York Mellon Corp. (The),
2,562	1.200%, 02/20/15	2,565
1,667	Series G, 2.200%, 05/15/19	1,677
8,781	2.400%, 01/17/17	9,034
7,174	Series 1, 2.950%, 06/18/15	7,276
2,242	3.100%, 01/15/15	2,249
3,800	3.250%, 09/11/24	3,838
3,089	3.550%, 09/23/21	3,231
3,335	3.650%, 02/04/24	3,485
3,363	4.600%, 01/15/20	3,743
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,440
2,910	3.500%, 12/10/14	2,912
3,515	3.500%, 03/18/24	3,606
8,335	Series 2, 5.000%, 12/10/19	9,495
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,651
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,987
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,464
	Credit Suisse, (Switzerland),
3,733	2.300%, 05/28/19	3,748
1,626	3.000%, 10/29/21	1,626
2,700	3.625%, 09/09/24	2,756
	Deutsche Bank AG, (Germany),
2,135	1.350%, 05/30/17	2,132
4,860	3.250%, 01/11/16	4,992
2,959	6.000%, 09/01/17	3,307
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,907
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,026
6,428	2.550%, 10/23/19	6,423
2,400	2.625%, 01/31/19	2,431
2,282	2.900%, 07/19/18	2,348
3,367	3.300%, 05/03/15	3,405
5,798	3.625%, 02/07/16	5,979
2,287	3.625%, 01/22/23	2,321
3,605	3.700%, 08/01/15	3,678
4,341	3.850%, 07/08/24	4,446
4,400	4.000%, 03/03/24	4,561
6,033	5.250%, 07/27/21	6,803
8,750	5.375%, 03/15/20	9,867
4,753	5.750%, 01/24/22	5,503
14,869	5.950%, 01/18/18	16,682
13,156	Series D, 6.000%, 06/15/20	15,240

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
5,397	6.150%, 04/01/18	6,112
1,435	6.750%, 10/01/37	1,777
29,379	7.500%, 02/15/19	35,211
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,510
2,225	2.000%, 09/25/15 (e)	2,248
9,890	3.750%, 03/07/17 (e)	10,428
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,112
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,826
2,466	5.125%, 04/13/18	2,680
5,022	6.450%, 06/08/27	5,690
3,085	6.875%, 04/15/21	3,581
5,210	8.500%, 07/15/19	6,395
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,070
23,630	5.000%, 02/22/17 (e)	25,458
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,697
9,649	6.250%, 01/14/21 (e)	11,130
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,488
7,335	3.700%, 10/23/24	7,448
5,942	4.000%, 07/24/15	6,072
1,640	4.350%, 09/08/26	1,663
3,608	5.000%, 11/24/25	3,875
4,663	5.450%, 01/09/17	5,055
6,729	5.500%, 07/24/20	7,648
3,228	5.500%, 07/28/21	3,702
12,752	5.625%, 09/23/19	14,531
2,910	5.750%, 01/25/21	3,356
960	5.950%, 12/28/17	1,078
2,954	6.000%, 04/28/15	3,019
3,968	6.625%, 04/01/18	4,564
7,533	7.300%, 05/13/19	9,048
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,765
2,536	5.000%, 03/04/15	2,563
2,610	6.700%, 03/04/20	3,110
	State Street Corp.,
3,191	3.100%, 05/15/23	3,133
5,771	3.700%, 11/20/23	6,047
	UBS AG, (Switzerland),
6,800	3.875%, 01/15/15	6,828
976	4.875%, 08/04/20	1,098
1,644	5.750%, 04/25/18	1,858
596	5.875%, 12/20/17	671

		435,358

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,932
2,466	American Express Co., 7.000%, 03/19/18	2,878
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,557
7,224	2.800%, 09/19/16	7,477
	American Honda Finance Corp.,
7,174	1.450%, 02/27/15 (e)	7,193
3,055	1.500%, 09/11/17 (e)	3,072
2,626	1.600%, 02/16/18 (e)	2,630
3,696	2.125%, 02/28/17 (e)	3,778
598	2.250%, 08/15/19	604
10,292	2.600%, 09/20/16 (e)	10,617
1,335	7.625%, 10/01/18 (e)	1,616
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,840
2,273	2.150%, 03/23/15	2,284
8,188	3.500%, 06/15/23	8,234
2,244	4.750%, 07/15/21	2,484
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,372
3,873	2.850%, 06/01/22	3,884
897	5.450%, 04/15/18	1,009
807	5.500%, 03/15/16	857
3,139	7.050%, 10/01/18	3,733
538	7.150%, 02/15/19	648
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,173
2,196	2.375%, 03/12/19	2,194
10,210	3.000%, 06/12/17	10,526
10,853	3.984%, 06/15/16	11,302
3,001	4.207%, 04/15/16	3,122
1,200	4.250%, 02/03/17	1,267
3,446	4.250%, 09/20/22	3,646
2,881	VAR, 1.482%, 05/09/16	2,913
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	5,973

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
200	5.500%, 01/19/16	210
276	7.350%, 11/27/32	354
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,698
8,968	2.375%, 02/13/15	9,003
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,875
1,073	1.700%, 01/15/20	1,047
2,915	2.250%, 04/17/19	2,954
3,237	2.800%, 01/27/23	3,231
2,234	3.150%, 10/15/21	2,310
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,321
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,583
	Toyota Motor Credit Corp.,
4,484	1.750%, 05/22/17	4,551
13,900	2.000%, 09/15/16	14,208
3,498	2.050%, 01/12/17	3,582
4,966	3.200%, 06/17/15	5,044

		189,786

	Diversified Financial Services — 1.1%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,730
6,654	Bank of America N.A., 5.300%, 03/15/17	7,203
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,631
5,254	3.750%, 08/15/21	5,649
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,569
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,049
1,004	5.300%, 09/15/43	1,201
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,254
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,256
2,854	1.600%, 11/20/17	2,883
10,313	1.625%, 07/02/15	10,393
1,318	2.100%, 12/11/19	1,335
3,705	2.250%, 11/09/15	3,768
6,863	2.300%, 04/27/17	7,065
16,815	3.150%, 09/07/22	17,183
12,914	4.375%, 09/16/20	14,224
5,426	4.625%, 01/07/21	6,069
11,658	4.650%, 10/17/21	13,071
1,603	5.300%, 02/11/21	1,831
1,345	5.400%, 02/15/17	1,473
17,622	5.500%, 01/08/20	20,364
6,636	5.625%, 09/15/17	7,414
20,649	5.625%, 05/01/18	23,396
1,704	5.875%, 01/14/38	2,117
4,753	6.000%, 08/07/19	5,582
8,287	Series A, 6.750%, 03/15/32	11,112
807	6.875%, 01/10/39	1,119
3,139	VAR, 0.402%, 02/15/17	3,137
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,157
5,021	4.000%, 10/15/23	5,304
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,392
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,547
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,454
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,888
12,505	Series KK, 3.550%, 01/15/24	13,267
8,428	Series Z, 4.375%, 03/15/19	9,326
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,388
891	3.100%, 06/28/15	905
2,690	4.300%, 09/22/19	2,972
7,695	4.375%, 03/25/20	8,540
5,381	6.375%, 12/15/38	7,247
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,318

		294,783

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,322
1,794	5.600%, 05/15/15	1,835
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,264
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,665
	American International Group, Inc.,
4,478	4.125%, 02/15/24	4,760
2,511	5.450%, 05/18/17	2,758
	Aon Corp.,
2,227	3.125%, 05/27/16	2,292
1,804	3.500%, 09/30/15	1,847

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
1,496	6.250%, 09/30/40	1,862
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	865
2,326	3.000%, 05/15/22	2,353
2,795	4.300%, 05/15/43	2,865
13,241	4.400%, 05/15/42	13,717
10,493	5.400%, 05/15/18	11,833
1,166	5.750%, 01/15/40	1,449
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,153
	CNA Financial Corp.,
6,098	5.850%, 12/15/14	6,109
4,540	5.875%, 08/15/20	5,230
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,949
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,351
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,444
1,457	4.850%, 06/24/21	1,610
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,032
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,628
3,346	2.500%, 10/17/22 (e)	3,258
2,435	3.125%, 04/14/16 (e)	2,515
	MetLife, Inc.,
2,000	4.875%, 11/13/43	2,207
731	Series A, 6.817%, 08/15/18	858
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,472
12,099	1.500%, 01/10/18 (e)	12,117
1,954	1.875%, 06/22/18 (e)	1,967
8,968	2.500%, 09/29/15 (e)	9,117
2,901	3.125%, 01/11/16 (e)	2,986
11,927	3.650%, 06/14/18 (e)	12,699
12,858	3.875%, 04/11/22 (e)	13,627
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,429
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,067
1,345	0.800%, 02/12/16 (e)	1,351
5,560	1.300%, 01/12/15 (e)	5,566
10,682	2.150%, 06/18/19 (e)	10,755
5,650	3.000%, 05/04/15 (e)	5,715
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,844
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,244
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,334
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,297
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,603
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,164
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,095

		248,480

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,872
2,270	5.000%, 02/15/24	2,419
3,439	American Tower Trust I, 1.551%, 03/15/18 (e)	3,426
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,946
3,489	6.650%, 01/15/18	3,846
3,775	ERP Operating LP, 4.625%, 12/15/21	4,163
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,100
2,819	3.875%, 08/15/24	2,858
1,349	4.200%, 03/01/24	1,400
2,228	4.250%, 11/15/23	2,326
5,547	5.375%, 02/01/21	6,236
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	4,212
2,567	Prologis LP, 4.250%, 08/15/23	2,710
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,411
5,500	3.375%, 10/01/24	5,582
3,838	4.125%, 12/01/21	4,175
2,152	4.375%, 03/01/21	2,362
986	5.650%, 02/01/20	1,144
3,296	6.125%, 05/30/18	3,783

		72,971

	Total Financials	2,125,953

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
3,005	3.625%, 05/22/24	3,034

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
6,278	3.875%, 11/15/21	6,643
1,065	4.500%, 03/15/20	1,171
4,036	4.950%, 10/01/41	4,263
13,004	5.150%, 11/15/41	14,157
2,106	5.650%, 06/15/42	2,447
1,771	5.700%, 02/01/19	2,004
3,176	5.750%, 03/15/40	3,687
	Celgene Corp.,
8,865	3.250%, 08/15/22	8,935
4,175	3.625%, 05/15/24	4,237
3,849	Gilead Sciences, Inc., 3.500%, 02/01/25	3,965

		54,543

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,589
448	4.625%, 03/15/15	453
628	Becton Dickinson and Co., 5.000%, 05/15/19	698

		2,740

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,789
2,959	6.750%, 12/15/37	3,875
3,693	Cardinal Health, Inc., 2.400%, 11/15/19	3,703
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	6,101
1,253	McKesson Corp., 0.950%, 12/04/15	1,256
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,965
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,585
2,690	2.875%, 03/15/23	2,673
5,955	3.375%, 11/15/21	6,254
4,888	6.625%, 11/15/37	6,519
1,882	Ventas Realty LP, 3.750%, 05/01/24	1,889
	WellPoint, Inc.,
2,511	2.300%, 07/15/18	2,539
4,210	3.125%, 05/15/22	4,205
2,354	3.300%, 01/15/23	2,351
3,477	4.625%, 05/15/42	3,529
3,394	4.650%, 01/15/43	3,481
4,149	4.650%, 08/15/44	4,279

		57,993

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,047
3,893	4.150%, 02/01/24	4,108

		5,155

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,566
4,991	2.900%, 11/06/22	4,882
2,354	Actavis, Inc., 3.250%, 10/01/22	2,299
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,008
5,743	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	6,249
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,151
1,883	6.375%, 05/15/38	2,459
	Merck & Co., Inc.,
933	1.300%, 05/18/18	926
3,268	2.400%, 09/15/22	3,180
3,139	2.800%, 05/18/23	3,129
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,412
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,922
708	Wyeth LLC, 6.450%, 02/01/24	886
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,851
1,115	4.700%, 02/01/43	1,092

		48,012

	Total Health Care	168,443

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,194
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	4,885
2,107	6.375%, 06/01/19 (e)	2,467
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,718
	Boeing Co. (The),
224	3.500%, 02/15/15	225
448	4.875%, 02/15/20	509
1,076	7.950%, 08/15/24	1,513
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,508
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,829
4,010	4.070%, 12/15/42	3,984

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
897	4.250%, 11/15/19	984
1,569	4.850%, 09/15/41	1,755
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,520
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,124
2,180	Raytheon Co., 3.150%, 12/15/24	2,185
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,809
4,552	3.100%, 06/01/22	4,666
6,022	4.500%, 06/01/42	6,507
7,533	6.125%, 02/01/19	8,816

		58,198

	Air Freight & Logistics — 0.0% (g)
1,910	Federal Express Corp. 1998 Pass-Through
	Trust, 6.720%, 01/15/22	2,216
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,738
717	SUB, 8.375%, 04/01/30	1,057
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,588

		7,599

	Airlines — 0.1%
3,295	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,328
1,157	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,246
3,641	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,896
384	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	429
3,221	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,535
1,805	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,832
2,767	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,947
929	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,008
3,047	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,245

		21,466

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,385
1,881	4.125%, 06/15/23	1,707
2,809	4.875%, 07/15/42	2,324
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,682
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,427
	Waste Management, Inc.,
1,690	4.750%, 06/30/20	1,872
1,224	7.375%, 03/11/19	1,480
800	7.750%, 05/15/32	1,167

		19,044

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,515
2,092	2.875%, 05/08/22	2,096
928	4.375%, 05/08/42	983
4,910	Fluor Corp., 3.375%, 09/15/21	5,042

		9,636

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,419
1,247	4.000%, 11/02/32	1,252
2,377	5.600%, 05/15/18	2,668
1,794	7.625%, 04/01/24	2,318

		7,657

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,642
	General Electric Co.,
3,043	2.700%, 10/09/22	3,029
4,366	3.375%, 03/11/24	4,525
3,907	Hutchison Whampoa International 12 II
	Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,907
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,010
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,802
1,494	5.750%, 03/11/18	1,677
493	7.200%, 06/01/26	624

		28,216

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,690
1,913	2.600%, 06/26/22	1,893
	Deere & Co.,
5,382	2.600%, 06/08/22	5,331
2,386	3.900%, 06/09/42	2,359
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,007
695	Ingersoll-Rand Co., 6.391%, 11/15/27	832

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
695	Parker Hannifin Corp., 5.500%, 05/15/18	782
3,759	Parker-Hannifin Corp., 4.450%, 11/21/44	3,918

		31,812

	Marine — 0.0% (g)
2,200	Noble Holding International Ltd., (Cayman Islands), 6.050%, 03/01/41	2,097

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,781
3,821	3.050%, 03/15/22	3,859
1,865	3.450%, 09/15/21	1,954
1,272	3.600%, 09/01/20	1,345
2,365	3.750%, 04/01/24	2,468
4,018	4.375%, 09/01/42	4,028
3,380	5.150%, 09/01/43	3,818
4,708	5.400%, 06/01/41	5,482
3,282	5.650%, 05/01/17	3,624
1,502	5.750%, 03/15/18	1,706
3,244	5.750%, 05/01/40	3,922
538	6.700%, 08/01/28	689
1,166	7.290%, 06/01/36	1,634
1,345	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,829
	CSX Corp.,
3,200	3.400%, 08/01/24	3,235
1,516	4.100%, 03/15/44	1,464
1,781	4.250%, 06/01/21	1,944
3,498	5.500%, 04/15/41	4,138
508	6.250%, 04/01/15	518
628	7.375%, 02/01/19	759
3,587	7.900%, 05/01/17	4,132
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,465
3,474	4.500%, 08/16/21 (e)	3,785
3,104	5.625%, 03/15/42 (e)	3,586
359	6.375%, 10/15/17 (e)	407
4,417	6.700%, 06/01/34 (e)	5,692
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,522
4,957	3.250%, 12/01/21	5,114
2,888	3.950%, 10/01/42	2,806
51	5.590%, 05/17/25	60
3,049	6.000%, 03/15/05	3,788
11,071	6.000%, 05/23/11	14,015
121	7.700%, 05/15/17	139
3,744	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	3,825
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,926
2,412	3.600%, 03/01/16	2,491
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,310
1,230	3.646%, 02/15/24	1,297
3,935	4.163%, 07/15/22	4,324
1,435	4.300%, 06/15/42	1,491
919	4.821%, 02/01/44	1,032
157	4.875%, 01/15/15	158
225	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	248

		117,810

	Total Industrials	303,535

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,527
4,500	3.625%, 03/04/24	4,694
1,345	5.500%, 02/22/16	1,426
4,179	5.500%, 01/15/40	4,996
4,475	5.900%, 02/15/39	5,531

		18,174

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,767
2,924	3.375%, 11/01/15	2,985
1,595	4.500%, 03/01/23	1,653
4,157	6.000%, 04/01/20	4,754
2,421	6.875%, 06/01/18	2,767
8,625	7.500%, 01/15/27	10,573

		24,499

	Internet Software & Services — 0.1%
	eBay, Inc.,
5,553	2.600%, 07/15/22	5,259
3,500	2.875%, 08/01/21	3,455
5,750	3.450%, 08/01/24	5,650
1,851	4.000%, 07/15/42	1,596

		15,960

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,747

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	4,996
23,206	1.625%, 05/15/20	22,424
4,619	1.950%, 07/22/16	4,719
683	4.000%, 06/20/42	660
3,542	5.700%, 09/14/17	3,974
592	6.220%, 08/01/27	756
4,036	7.625%, 10/15/18	4,905
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,818
1,587	4.500%, 05/15/21	1,701
4,529	5.625%, 12/15/19	5,132
2,870	6.750%, 02/01/17	3,188

		57,020

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,592
5,173	4.000%, 12/15/32	5,174
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,438
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,705

		21,909

	Software — 0.2%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,427
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,053
3,037	2.125%, 11/15/22	2,954
5,696	2.375%, 05/01/23	5,609
7,202	3.625%, 12/15/23	7,709
1,089	4.500%, 10/01/40	1,176
	Oracle Corp.,
4,103	Series NOTE, 2.800%, 07/08/21	4,158
1,295	3.625%, 07/15/23	1,359
3,085	4.300%, 07/08/34	3,217
4,753	5.000%, 07/08/19	5,365
2,081	5.250%, 01/15/16	2,192
3,049	5.750%, 04/15/18	3,464
2,300	6.125%, 07/08/39	2,925
1,749	6.500%, 04/15/38	2,313

		47,921

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
15,286	2.400%, 05/03/23	14,905
13,459	2.850%, 05/06/21	13,800
6,866	VAR, 0.482%, 05/03/18	6,871
1,704	Dell, Inc., 7.100%, 04/15/28	1,738
	EMC Corp.,
5,560	1.875%, 06/01/18	5,538
6,636	3.375%, 06/01/23	6,615
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,382
2,541	4.375%, 09/15/21	2,685
2,837	4.650%, 12/09/21	3,024
6,352	6.000%, 09/15/41	7,053

		65,611

	Total Information Technology	251,094

	Materials — 0.6%
	Chemicals — 0.4%
4,962	Agrium, Inc., (Canada), 5.250%, 01/15/45	5,259
9,510	CF Industries, Inc., 7.125%, 05/01/20	11,455
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,845
5,750	3.500%, 10/01/24	5,731
3,788	4.125%, 11/15/21	4,045
4,332	4.250%, 11/15/20	4,676
1,727	5.250%, 11/15/41	1,890
1,206	7.375%, 11/01/29	1,628
875	8.550%, 05/15/19	1,102
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,375
1,928	4.900%, 01/15/41	2,068
1,345	5.600%, 12/15/36	1,631
4,484	6.000%, 07/15/18	5,161
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,662
897	5.500%, 12/08/41	1,053
	Monsanto Co.,
4,318	2.750%, 07/15/21	4,318
1,630	4.200%, 07/15/34	1,680
1,680	4.700%, 07/15/64	1,733
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,052
7,080	4.250%, 11/15/23	7,405
449	4.875%, 11/15/41	457
5,054	5.450%, 11/15/33	5,615
1,833	5.625%, 11/15/43	2,081

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	282
3,408	6.500%, 05/15/19	4,034
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,236
5,605	6.650%, 03/15/18	6,462
1,883	9.000%, 05/01/21	2,523
	Praxair, Inc.,
1,704	4.625%, 03/30/15	1,728
430	5.200%, 03/15/17	470
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	7,024
5,919	7.750%, 10/01/96	7,623

		113,304

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,620

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,683	1.000%, 02/24/15	1,685
5,613	3.850%, 09/30/23	5,892
1,600	5.000%, 09/30/43	1,815
1,435	5.400%, 03/29/17	1,574
2,466	6.500%, 04/01/19	2,926
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,773
6,281	3.875%, 03/15/23	6,179
2,341	5.450%, 03/15/43	2,351
1,529	Nucor Corp., 4.000%, 08/01/23	1,602
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,923
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,195
3,367	3.750%, 09/20/21	3,497
1,794	9.000%, 05/01/19	2,300
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,025
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,618
382	8.750%, 08/01/15	403
4,904	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	4,998

		52,756

	Total Materials	167,680

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,857
1,166	3.875%, 08/15/21	1,227
5,000	3.900%, 03/11/24	5,175
9,748	4.300%, 12/15/42	9,233
4,439	4.350%, 06/15/45	4,203
6,278	4.450%, 05/15/21	6,839
9,509	5.350%, 09/01/40	10,293
4,722	5.500%, 02/01/18	5,256
6,457	6.300%, 01/15/38	7,822
504	BellSouth Telecommunications LLC, 6.300%, 12/15/15	505
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,825
2,203	2.350%, 02/14/19	2,213
2,511	5.950%, 01/15/18	2,823
879	9.625%, 12/15/30	1,393
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,879
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,339
2,087	4.875%, 03/06/42 (e)	2,208
1,816	6.000%, 07/08/19	2,116
5,201	8.607%, 06/15/30	7,646
	GTE Corp.,
3,049	6.940%, 04/15/28	3,810
897	8.750%, 11/01/21	1,173
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,646
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,070
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,905
5,695	9.000%, 03/01/31	8,605
7,308	Qwest Corp., 6.750%, 12/01/21	8,421
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,991
2,638	5.134%, 04/27/20	2,946
2,025	5.462%, 02/16/21	2,291
1,720	5.877%, 07/15/19	1,979
2,152	6.421%, 06/20/16	2,325
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20 (e)	1,792

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
5,898	3.000%, 11/01/21	5,915
3,480	3.450%, 03/15/21	3,604
15,346	3.500%, 11/01/24	15,341
11,683	4.150%, 03/15/24	12,305
11,559	4.400%, 11/01/34	11,481
9,294	4.500%, 09/15/20	10,173
32,776	4.862%, 08/21/46 (e)	34,171
1,850	5.150%, 09/15/23	2,080
1,294	5.850%, 09/15/35	1,522
5,321	6.400%, 09/15/33	6,587
986	6.400%, 02/15/38	1,226
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	934
2,421	Verizon New England, Inc., 7.875%, 11/15/29	3,168
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,001
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,256
4,692	8.350%, 12/15/30	6,348
1,000	8.750%, 08/15/31	1,433

		253,351

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,919
3,250	3.125%, 07/16/22	3,229
2,457	6.125%, 03/30/40	2,985
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,538
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,765
2,242	8.750%, 05/01/32	3,131
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,767
7,443	1.625%, 03/20/17	7,473
675	5.450%, 06/10/19	765

		39,572

	Total Telecommunication Services	292,923

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
769	6.000%, 03/01/39	991
1,904	6.125%, 05/15/38	2,526
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,145
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,974
	Arizona Public Service Co.,
1,923	4.500%, 04/01/42	2,084
995	4.650%, 05/15/15	1,013
3,036	5.050%, 09/01/41	3,481
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,418
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,640
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,126
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	943
1,687	DTE Electric Co., 2.650%, 06/15/22	1,666
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,275
1,786	4.300%, 06/15/20	1,970
1,256	5.100%, 04/15/18	1,406
1,397	6.000%, 01/15/38	1,817
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,897
2,660	3.550%, 09/15/21	2,788
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,149
628	6.400%, 06/15/38	851
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,699
2,780	6.350%, 08/15/38	3,759
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,912
3,230	3.000%, 09/15/21	3,318
1,886	4.100%, 05/15/42	1,927
1,569	4.100%, 03/15/43	1,604
2,258	4.150%, 12/01/44	2,340
1,794	5.300%, 01/15/19	2,031
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,996
6,600	6.000%, 01/22/14 (e)	7,496
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	6,033
897	6.000%, 10/07/39 (e)	1,036
	Florida Power & Light Co.,
493	5.625%, 04/01/34	615

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
3,498	5.950%, 10/01/33	4,577
897	5.950%, 02/01/38	1,168
359	Georgia Power Co., 5.950%, 02/01/39	450
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,509
	Hydro-Quebec, (Canada),
2,642	Series IO, 8.050%, 07/07/24	3,715
7,174	Series HY, 8.400%, 01/15/22	9,520
1,614	9.400%, 02/01/21	2,213
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,644
973	7.000%, 03/15/19	1,163
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	320
4,091	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,553
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,320
8,968	5.300%, 10/01/41	10,361
628	MidAmerican Energy Co., 5.300%, 03/15/18	704
	Nevada Power Co.,
329	5.375%, 09/15/40	402
3,354	5.450%, 05/15/41	4,133
2,018	6.500%, 08/01/18	2,355
700	Series N, 6.650%, 04/01/36	957
1,637	7.125%, 03/15/19	1,969
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,463
2,651	2.400%, 09/15/19	2,662
1,076	6.000%, 03/01/19	1,238
1,435	7.875%, 12/15/15	1,540
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,126
1,457	4.881%, 08/15/19 (e)	1,621
2,242	Northern States Power Co., 6.250%, 06/01/36	3,017
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	653
1,390	6.050%, 05/01/18	1,578
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,491
1,076	7.000%, 09/01/22	1,363
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,884
1,265	3.250%, 09/15/21	1,298
1,794	3.250%, 06/15/23	1,808
1,681	4.450%, 04/15/42	1,733
6,511	4.500%, 12/15/41	6,861
1,776	5.625%, 11/30/17	1,990
399	6.050%, 03/01/34	501
673	8.250%, 10/15/18	822
	PacifiCorp,
2,765	3.600%, 04/01/24	2,880
897	3.850%, 06/15/21	963
224	5.500%, 01/15/19	255
2,556	5.650%, 07/15/18	2,920
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,882
807	5.350%, 03/01/18	905
807	Pennsylvania Electric Co., 6.050%, 09/01/17	900
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,633
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,522
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,418
3,388	4.400%, 01/15/21	3,708
1,327	7.750%, 03/01/31	1,889
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,746
1,040	3.200%, 11/15/20	1,092
247	5.800%, 08/01/18	281
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,934
1,242	5.150%, 12/01/19	1,399
3,901	Series G, 6.625%, 11/15/37	5,141
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	831
1,021	5.375%, 11/01/39	1,273
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	408
	Southern California Edison Co.,
2,854	Series C, 3.500%, 10/01/23	3,002
886	3.875%, 06/01/21	962
3,408	3.900%, 12/01/41	3,427
1,256	5.500%, 08/15/18	1,428
578	Series 08-A, 5.950%, 02/01/38	747
2,197	6.050%, 03/15/39	2,844
2,666	Southern Co. (The), 1.950%, 09/01/16	2,714

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,842
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,076
	Virginia Electric and Power Co.,
696	2.950%, 01/15/22	707
1,280	3.450%, 02/15/24	1,317
4,125	5.400%, 04/30/18	4,647
717	5.950%, 09/15/17	809
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	240
1,161	6.250%, 12/01/15	1,226
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	603
829	4.800%, 09/15/41	906
3,049	6.500%, 07/01/36	4,043

		271,370

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,780
7,215	4.150%, 01/15/43	7,456
619	8.500%, 03/15/19	776
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,353
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	990
475	6.125%, 11/01/17	536

		13,891

	Independent Power & Renewable Electricity Producers —0.1%
	Exelon Generation Co. LLC,
5,381	4.000%, 10/01/20	5,666
1,665	5.750%, 10/01/41	1,865
	PSEG Power LLC,
717	4.150%, 09/15/21	761
2,456	4.300%, 11/15/23	2,584
2,162	5.125%, 04/15/20	2,420
1,964	5.500%, 12/01/15	2,055
1,125	8.625%, 04/15/31	1,642
1,271	Southern Power Co., 5.150%, 09/15/41	1,438

		18,431

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,788
1,392	4.400%, 06/01/43	1,453
10,518	5.875%, 03/15/41	13,132
6,009	6.375%, 07/15/16	6,505
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,643
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,903
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,441
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,344
1,256	5.650%, 04/15/20	1,457
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,490
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	2,009
5,067	Series F, 5.250%, 08/01/33	5,810
529	Series 07-A, 6.000%, 11/30/17	596
1,076	7.000%, 06/15/38	1,468
1,435	8.875%, 01/15/19	1,807
1,400	DTE Energy Co., Series F, 3.850%, 12/01/23	1,469
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,578
1,614	4.450%, 12/01/21	1,758
6,726	5.800%, 02/01/42	8,101
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,713
1,852	6.000%, 06/01/26	2,318
	Sempra Energy,
3,139	2.875%, 10/01/22	3,049
3,827	3.550%, 06/15/24	3,891
2,348	4.050%, 12/01/23	2,494
1,345	6.000%, 10/15/39	1,683
2,063	6.150%, 06/15/18	2,357
807	6.500%, 06/01/16	873
7,309	9.800%, 02/15/19	9,484

		93,614

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,614

	Total Utilities	401,920

	Total Corporate Bonds (Cost $4,434,073)	4,692,555

Foreign Government Securities — 0.9%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	6,930

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
2,660	5.000%, 01/27/45	2,640
	Israel Government AID Bond, (Israel),
8,968	Zero Coupon, 03/15/18	8,571
3,000	Zero Coupon, 11/01/19	2,732
3,587	Zero Coupon, 11/01/23	2,827
21,968	Zero Coupon, 11/01/24	16,577
7,240	5.500%, 12/04/23	8,907
2,320	5.500%, 04/26/24	2,875
5,381	5.500%, 09/18/33	7,075
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,554
22,151	Series 2, Zero Coupon, 11/01/24	16,744
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,375
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,606
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,398
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,261
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,521
8,517	Series 9-Z, Zero Coupon, 05/15/23	6,829
	Province of Ontario, (Canada),
11,427	1.650%, 09/27/19	11,341
10,986	2.950%, 02/05/15	11,034
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	700
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,237
941	5.625%, 02/26/44	1,068
2,371	Republic of Panama, (Panama), 4.000%, 09/22/24	2,421
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,938
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	9,133
3,502	5.875%, 09/16/25	4,001
	Republic of Turkey, (Turkey),
3,879	5.750%, 03/22/24	4,368
1,983	6.625%, 02/17/45	2,469
8,968	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	8,937
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,361
7,166	3.600%, 01/30/25	7,183
7,316	4.000%, 10/02/23	7,717
3,906	4.750%, 03/08/44	4,028
12,227	5.550%, 01/21/45	14,076
5,118	5.750%, 10/12/10	5,489

	Total Foreign Government Securities (Cost $214,387)	222,923

Mortgage Pass-Through Securities — 14.8%
	Federal Home Loan Mortgage Corp.,
608	ARM, 1.925%, 04/01/37	641
1,552	ARM, 1.936%, 05/01/37	1,632
561	ARM, 2.000%, 08/01/36	592
335	ARM, 2.040%, 01/01/37	352
33	ARM, 2.088%, 07/01/19	34
973	ARM, 2.089%, 07/01/36	1,034
1,085	ARM, 2.095%, 10/01/36	1,132
1,279	ARM, 2.098%, 08/01/36	1,354
3,917	ARM, 2.099%, 10/01/36	4,158
7,547	ARM, 2.112%, 08/01/36	8,033
2,097	ARM, 2.131%, 10/01/36	2,229
5,405	ARM, 2.137%, 12/01/36	5,729
1,763	ARM, 2.197%, 10/01/36 - 11/01/36	1,882
5,826	ARM, 2.219%, 12/01/36	6,208
358	ARM, 2.229%, 08/01/35	381
101	ARM, 2.235%, 01/01/27	106
1,912	ARM, 2.241%, 11/01/36	2,050
516	ARM, 2.250%, 07/01/26 - 11/01/37	548
1,101	ARM, 2.271%, 06/01/37	1,177
831	ARM, 2.276%, 11/01/36	890
2,308	ARM, 2.294%, 09/01/36	2,473
174	ARM, 2.299%, 12/01/36	185
892	ARM, 2.301%, 04/01/34	948
5,608	ARM, 2.310%, 03/01/37	5,982
46	ARM, 2.313%, 04/01/30	48
477	ARM, 2.315%, 02/01/36	510
188	ARM, 2.320%, 02/01/37	201
476	ARM, 2.355%, 12/01/33	508
1,017	ARM, 2.367%, 07/01/37	1,091
1,076	ARM, 2.368%, 11/01/36	1,153
2,341	ARM, 2.370%, 05/01/36	2,515
6,061	ARM, 2.375%, 01/01/35 - 11/01/36	6,475
3,039	ARM, 2.385%, 05/01/37	3,256
2,751	ARM, 2.387%, 05/01/33	2,939
426	ARM, 2.410%, 10/01/36	442
2,701	ARM, 2.427%, 09/01/36	2,908
1,932	ARM, 2.480%, 10/01/36	2,065
3,080	ARM, 2.485%, 02/01/37	3,317
1,620	ARM, 2.488%, 05/01/38	1,744
2,604	ARM, 2.495%, 09/01/34 - 05/01/37	2,788
85	ARM, 2.498%, 09/01/32	92
1,396	ARM, 2.504%, 12/01/35	1,501
6,475	ARM, 2.505%, 06/01/36 - 02/01/37	6,968
1,632	ARM, 2.526%, 06/01/36	1,756
93	ARM, 2.535%, 04/01/37	95

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,118	ARM, 2.550%, 02/01/36	2,274
1,089	ARM, 2.562%, 01/01/37	1,165
1,961	ARM, 2.570%, 02/01/37	2,110
3,916	ARM, 2.633%, 05/01/37	4,215
2,110	ARM, 2.659%, 04/01/38	2,273
1,675	ARM, 2.660%, 10/01/36	1,798
2,301	ARM, 2.663%, 12/01/36	2,484
2,530	ARM, 2.665%, 03/01/36	2,727
2,206	ARM, 2.680%, 05/01/37	2,396
1,289	ARM, 2.681%, 04/01/37	1,394
987	ARM, 2.790%, 03/01/37	1,063
304	ARM, 2.793%, 12/01/36	330
419	ARM, 2.826%, 02/01/37	452
526	ARM, 2.832%, 05/01/36	572
505	ARM, 2.928%, 03/01/37	550
3,489	ARM, 3.033%, 03/01/36	3,781
949	ARM, 3.434%, 07/01/36	990
2,311	ARM, 3.988%, 07/01/40	2,450
2,896	ARM, 5.046%, 01/01/35	3,050
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
48	4.000%, 06/01/18	51
757	4.500%, 08/01/18 - 10/01/18	797
3,086	5.000%, 10/01/17 - 12/01/18	3,259
17,636	5.500%, 06/01/17 - 02/01/24	19,266
6,459	6.000%, 04/01/17 - 03/01/22	6,780
925	6.500%, 07/01/16 - 03/01/22	971
3	7.000%, 04/01/17	3
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
16,006	3.500%, 01/01/32 - 03/01/32	16,917
1,589	5.500%, 01/01/23 - 11/01/23	1,774
131	6.000%, 12/01/22	149
1,130	6.500%, 11/01/22 - 01/01/28	1,303
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
42,892	4.500%, 05/01/41	46,789
51,129	5.000%, 01/01/34 - 08/01/40	56,861
9,718	5.500%, 01/01/33 - 03/01/40	10,925
1,226	6.000%, 10/01/29 - 12/01/36	1,400
7,622	6.500%, 08/01/29 - 03/01/38	8,939
2,185	7.000%, 04/01/26 - 02/01/37	2,524
2,909	7.500%, 08/01/25 - 09/01/38	3,312
22	8.000%, 07/01/20 - 11/01/24	25
60	8.500%, 07/01/28	73
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
8,574	7.500%, 01/01/32 - 12/01/36	10,335
3,795	10.000%, 10/01/30	4,311
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
85,537	3.500%, 02/01/33 - 06/01/43	89,293
44,088	4.000%, 06/01/42 - 01/01/43	47,372
3,301	5.500%, 04/01/18	3,503
3,311	6.000%, 02/01/33 - 11/01/36	3,608
19,730	6.500%, 12/01/35 - 06/01/37	21,991
10	7.000%, 07/01/29	11
688	10.000%, 03/17/26	759
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
483	ARM, 1.570%, 08/01/34	500
1,373	ARM, 1.712%, 07/01/37	1,431
3,701	ARM, 1.780%, 09/01/36	3,964
711	ARM, 1.788%, 09/01/33	757
1,383	ARM, 1.809%, 02/01/37	1,448
1,104	ARM, 1.818%, 01/01/37	1,178
674	ARM, 1.834%, 05/01/35	721
17	ARM, 1.875%, 03/01/19	17
159	ARM, 1.885%, 08/01/35	167
6,635	ARM, 1.898%, 01/01/35	6,982
33	ARM, 1.905%, 01/01/34	34
468	ARM, 1.916%, 02/01/35	497
5	ARM, 1.934%, 01/01/19	5
646	ARM, 1.935%, 09/01/37	694
756	ARM, 1.975%, 09/01/36	801
2,935	ARM, 1.980%, 11/01/37	3,110
402	ARM, 1.985%, 10/01/34	423
685	ARM, 2.070%, 08/01/33	731
129	ARM, 2.098%, 09/01/34	138
351	ARM, 2.111%, 11/01/34	375
277	ARM, 2.124%, 11/01/34	295
704	ARM, 2.127%, 11/01/33	742
266	ARM, 2.130%, 01/01/35	286
349	ARM, 2.135%, 08/01/34	377
874	ARM, 2.141%, 09/01/36	949
2,348	ARM, 2.142%, 01/01/36	2,495
488	ARM, 2.143%, 09/01/35	523
332	ARM, 2.147%, 04/01/34	339
152	ARM, 2.155%, 07/01/37	154

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
981	ARM, 2.160%, 07/01/35	1,047
1,573	ARM, 2.162%, 10/01/36	1,701
93	ARM, 2.170%, 07/01/34	100
969	ARM, 2.178%, 03/01/35	1,031
126	ARM, 2.220%, 05/01/35	133
836	ARM, 2.242%, 08/01/36	911
2,595	ARM, 2.244%, 08/01/36	2,820
5,003	ARM, 2.246%, 07/01/37	5,372
572	ARM, 2.248%, 06/01/36	612
1,090	ARM, 2.262%, 11/01/37	1,163
1,301	ARM, 2.270%, 07/01/36	1,398
2,413	ARM, 2.278%, 09/01/36	2,639
103	ARM, 2.283%, 09/01/37	105
217	ARM, 2.295%, 01/01/34	231
1,112	ARM, 2.308%, 09/01/37	1,199
1,364	ARM, 2.332%, 07/01/37	1,464
3,140	ARM, 2.345%, 06/01/36	3,404
3,130	ARM, 2.346%, 04/01/37	3,371
1,041	ARM, 2.351%, 04/01/35	1,117
1,092	ARM, 2.354%, 01/01/36	1,168
5,504	ARM, 2.362%, 12/01/37	5,887
426	ARM, 2.366%, 05/01/36	460
1,762	ARM, 2.405%, 02/01/37	1,882
3,556	ARM, 2.411%, 12/01/36	3,828
976	ARM, 2.420%, 06/01/34	1,041
914	ARM, 2.428%, 01/01/38	978
308	ARM, 2.435%, 09/01/33	329
854	ARM, 2.438%, 06/01/36	924
936	ARM, 2.445%, 09/01/36	1,004
1,148	ARM, 2.461%, 11/01/36	1,233
654	ARM, 2.468%, 01/01/37	703
127	ARM, 2.498%, 09/01/37	129
729	ARM, 2.505%, 10/01/34	785
1,690	ARM, 2.553%, 12/01/36	1,808
5,944	ARM, 2.575%, 10/01/36	6,415
932	ARM, 2.590%, 10/01/35	1,003
123	ARM, 2.606%, 09/01/27	131
363	ARM, 2.625%, 08/01/19 - 08/01/36	385
1,289	ARM, 2.666%, 11/01/36	1,376
489	ARM, 2.836%, 02/01/36	521
3,165	ARM, 2.868%, 08/01/37	3,393
12,571	ARM, 2.875%, 01/01/36 - 03/01/36	13,370
88	ARM, 3.711%, 03/01/29	94
454	ARM, 5.980%, 09/01/37	482
1,336	ARM, 6.254%, 08/01/36	1,429
	Federal National Mortgage Association, 15 Year, Single Family,
329	3.500%, 04/01/19	349
5,655	4.500%, 05/01/18 - 12/01/19	5,977
9,894	5.000%, 04/01/18 - 08/01/24	10,534
9,897	5.500%, 02/01/18 - 07/01/20	10,606
19,248	6.000%, 06/01/16 - 07/01/24	20,947
2,809	6.500%, 03/01/17 - 02/01/24	3,076
220	7.000%, 03/01/17 - 11/01/17	228
3	7.500%, 03/01/17	3
1	8.000%, 11/01/15	1
	Federal National Mortgage Association, 20 Year, Single Family,
18,348	3.500%, 07/01/32 - 08/01/32	19,430
399	5.000%, 10/01/25	442
1,525	5.500%, 07/01/25	1,706
12,678	6.000%, 04/01/24 - 09/01/29	14,402
3,005	6.500%, 05/01/22 - 08/01/26	3,456
	Federal National Mortgage Association, 30 Year, FHA/VA,
153	6.000%, 09/01/33	168
269	6.500%, 03/01/29	316
22	7.000%, 02/01/33	25
62	8.000%, 06/01/28	71
19	8.500%, 02/01/30	20
35	9.000%, 05/01/18 - 12/01/30	36
15	9.500%, 12/01/18	16
	Federal National Mortgage Association, 30 Year, Single Family,
1,061	4.000%, 12/01/33	1,136
975	4.500%, 11/01/33 - 09/01/34	1,064
39,227	5.000%, 06/01/33 - 08/01/40	43,677
24,337	5.500%, 11/01/32 - 12/01/39	27,415
20,559	6.000%, 12/01/28 - 11/01/38	23,492
38,670	6.500%, 11/01/29 - 10/01/38	44,526
19,690	7.000%, 01/01/24 - 01/01/39	22,516
12,481	7.500%, 11/01/22 - 04/01/39	14,746
912	8.000%, 03/01/21 - 01/01/38	1,101
23	8.500%, 07/01/24 - 06/01/25	26
1	9.000%, 04/01/26	1
16	9.500%, 07/01/28	18
9	10.000%, 02/01/24	10
–(h)	12.500%, 01/01/16	—	(h)
	Federal National Mortgage Association, Other,
13,273	VAR, 0.497%, 01/01/23	13,274
39,339	VAR, 0.507%, 01/01/23	39,280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
20,823	VAR, 0.517%, 01/01/23	21,005
13,548	VAR, 0.527%, 05/01/24	13,552
15,156	VAR, 0.537%, 11/01/21 - 02/01/23	15,166
6,990	VAR, 0.547%, 01/01/23	7,048
27,861	VAR, 0.587%, 10/01/22 - 07/01/24	27,876
10,762	VAR, 0.597%, 09/01/22	10,830
7,362	VAR, 0.617%, 11/01/23	7,421
8,125	VAR, 0.627%, 12/01/23	8,184
4,993	VAR, 0.655%, 10/01/20	5,007
6,278	VAR, 0.757%, 03/01/22	6,287
14,255	VAR, 0.777%, 12/01/20	14,256
16,154	VAR, 0.927%, 04/01/22	16,265
8,491	VAR, 0.957%, 03/01/22	8,491
215	VAR, 2.250%, 08/01/34	229
5,176	VAR, 6.070%, 11/01/18	5,519
10,000	12/01/24	10,006
7,270	1.519%, 12/01/19	7,158
7,212	1.550%, 01/01/20	7,102
12,927	1.632%, 01/01/20	12,780
8,968	1.690%, 12/01/19	8,848
6,833	1.800%, 12/01/19	6,827
20,045	1.940%, 01/01/17 - 07/01/19	20,120
13,452	2.066%, 12/01/20	13,346
80,712	2.077%, 06/01/20	80,803
42,778	2.097%, 08/01/19	43,225
6,231	2.170%, 06/01/19	6,325
8,575	2.190%, 05/01/19	8,740
17,732	2.211%, 04/01/19	18,047
4,414	2.221%, 01/01/23	4,348
6,474	2.273%, 07/01/19	6,595
5,829	2.314%, 12/01/22	5,778
9,268	2.356%, 12/01/22	9,170
9,970	2.370%, 01/01/23	9,918
3,455	2.397%, 12/01/22	3,429
13,386	2.400%, 01/01/23	13,334
15,437	2.407%, 01/01/23	15,321
33,684	2.418%, 12/01/22 - 01/01/23	33,446
26,745	2.449%, 07/01/19 - 11/01/22	27,012
11,210	2.450%, 02/01/23	11,130
12,290	2.459%, 11/01/22 - 12/01/22	12,246
15,414	2.469%, 10/01/22 - 12/01/22	15,370
26,913	2.480%, 12/01/22 - 02/01/23	26,726
9,465	2.490%, 10/01/17 - 11/01/22	9,585
18,728	2.500%, 12/01/22 - 06/01/23	18,662
8,251	2.510%, 01/01/23	8,199
16,359	2.521%, 11/01/22 - 01/01/23	16,346
33,024	2.531%, 06/01/19 - 01/01/23	33,435
7,929	2.552%, 09/01/22 - 11/01/22	7,917
7,174	2.573%, 03/01/23	7,182
12,555	2.583%, 04/01/23	12,534
5,000	2.590%, 11/01/21	5,056
6,969	2.600%, 01/01/23	7,034
37,490	2.604%, 10/01/22 - 05/01/23	37,426
2,690	2.624%, 05/01/23	2,699
14,922	2.635%, 11/01/22	15,026
3,179	2.640%, 04/01/23	3,207
8,968	2.650%, 08/01/22	9,054
5,381	2.655%, 10/01/22	5,429
21,124	2.660%, 12/01/22 - 06/01/23	21,367
5,426	2.670%, 07/01/22	5,504
7,683	2.686%, 06/01/22	7,786
12,424	2.690%, 10/01/17 - 07/01/22	12,768
5,689	2.703%, 04/01/23	5,782
5,201	2.707%, 10/01/17	5,389
5,941	2.722%, 10/01/22	6,015
3,587	2.728%, 07/01/23	3,610
2,793	2.748%, 12/01/22	2,824
10,727	2.759%, 07/01/22	10,899
19,652	2.764%, 06/01/23	20,107
14,701	2.790%, 04/01/22	15,025
10,236	2.831%, 05/01/22	10,458
8,564	2.841%, 03/01/22	8,813
13,945	2.852%, 06/01/22	14,189
22,420	2.862%, 05/01/22 - 06/01/23	22,897
8,200	2.900%, 12/25/24	8,220
9,853	2.914%, 07/01/22	10,106
4,000	2.920%, 12/25/24	4,024
12,897	2.955%, 05/01/22	13,267
12,516	2.970%, 11/01/18	13,135
8,598	2.996%, 05/01/22	8,890
34,817	3.000%, 01/01/43 - 02/01/43	35,190
9,454	3.038%, 05/01/22	9,799
10,762	3.040%, 12/01/18	11,300
11,832	3.050%, 04/01/22	12,347
16,954	3.069%, 01/01/22 - 03/01/22	17,599
19,730	3.079%, 07/01/22	20,491
2,559	3.089%, 02/01/22	2,658
6,987	3.100%, 05/01/22	7,312
25,303	3.110%, 12/25/24	25,959
16,713	3.120%, 01/01/22 - 05/01/22	17,466

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
16,491	3.131%, 12/01/21 - 01/01/22	17,185
21,714	3.140%, 12/25/26	21,809
7,497	3.162%, 02/01/22	7,821
12,505	3.182%, 03/01/22 - 04/01/22	13,064
17,000	3.190%, 12/25/26	17,053
21,740	3.193%, 01/01/22 - 02/01/22	22,720
3,000	3.220%, 12/25/26	3,030
8,606	3.224%, 05/01/22	9,017
5,204	3.230%, 11/01/20	5,516
20,000	3.240%, 12/25/26	20,056
24,870	3.244%, 02/01/22 - 03/01/22	26,083
8,000	3.260%, 12/25/26	8,152
17,050	3.290%, 10/01/20 - 11/01/26	17,889
5,510	3.300%, 11/25/26	5,644
7,174	3.306%, 01/01/22	7,561
2,690	3.317%, 03/01/22	2,829
12,469	3.320%, 05/01/22 - 05/01/24	13,085
16,000	3.340%, 02/01/27	16,028
6,905	3.379%, 11/01/20	7,346
3,050	3.380%, 12/01/23	3,229
3,432	3.420%, 12/01/21	3,649
13,110	3.440%, 12/01/21 - 10/01/26	13,846
25,000	3.450%, 01/01/24	26,587
5,697	3.461%, 11/01/20	6,070
7,174	3.472%, 10/01/20	7,646
8,968	3.492%, 01/01/18	9,508
122,138	3.500%, 12/01/32 - 06/01/43	127,337
2,381	3.503%, 08/01/17	2,516
9,000	3.510%, 08/01/23	9,564
3,113	3.513%, 10/01/21	3,327
5,588	3.520%, 01/01/18	5,943
8,343	3.523%, 12/01/20	8,979
17,220	3.544%, 09/01/20 - 11/01/21	18,413
13,000	3.550%, 02/01/30	13,012
3,937	3.559%, 01/01/21	4,244
20,000	3.570%, 11/01/34	20,780
23,228	3.590%, 10/01/20 - 08/01/23	25,083
7,623	3.596%, 12/01/20	8,170
1,689	3.600%, 09/01/20	1,820
9,500	3.610%, 11/01/34	9,780
17,263	3.616%, 09/01/20 - 10/01/20	18,562
25,061	3.621%, 09/01/20	26,946
3,008	3.630%, 10/01/29	3,171
21,251	3.658%, 01/01/18 - 10/01/20	22,725
8,968	3.709%, 10/01/21	9,678
16,300	3.740%, 07/01/20 - 08/01/20	17,670
2,690	3.751%, 01/01/18	2,868
11,187	3.761%, 06/01/18 - 01/01/25	11,970
42,150	3.792%, 07/01/23	45,471
5,090	3.800%, 03/01/18	5,456
3,162	3.802%, 09/01/20	3,420
3,355	3.823%, 12/01/20	3,634
4,932	3.864%, 07/01/23	5,338
17,053	3.868%, 06/01/18	18,273
15,349	3.880%, 09/01/21	16,817
34,672	3.895%, 01/01/21 - 09/01/21	37,682
6,490	3.906%, 09/01/21	7,075
13,018	3.930%, 07/01/20	14,229
8,968	3.940%, 07/01/21	9,809
12,497	3.947%, 06/01/17	13,306
21,454	3.957%, 12/01/20 - 12/01/21	23,290
8,690	3.960%, 08/01/20	9,519
22,831	3.978%, 09/01/20 - 09/01/21	24,922
8,968	3.980%, 11/01/16	9,011
8,524	3.988%, 07/01/21	9,289
10,224	3.999%, 01/01/21	11,171
38,548	4.000%, 04/01/20 - 07/01/42	41,384
31,279	4.019%, 08/01/20 - 09/01/21	34,233
6,143	4.045%, 10/01/20	6,719
5,827	4.050%, 09/01/21	6,399
3,547	4.061%, 01/01/21	3,887
13,425	4.081%, 07/01/20	14,736
5,593	4.102%, 06/01/21	6,131
4,754	4.123%, 07/01/21	5,233
6,120	4.130%, 07/01/20	6,744
6,009	4.154%, 06/01/21	6,597
5,795	4.185%, 01/01/21 - 08/01/21	6,377
8,669	4.195%, 07/01/21	9,575
27,733	4.201%, 07/01/20	30,465
15,899	4.205%, 10/01/21	17,605
6,040	4.236%, 06/01/21	6,689
8,968	4.250%, 04/01/21	10,012
14,562	4.267%, 11/01/19 - 08/01/21	16,078
7,585	4.271%, 06/01/21	8,371
16,576	4.282%, 01/01/20	18,105
7,214	4.297%, 01/01/21	8,041
15,268	4.298%, 03/01/21	16,959
8,570	4.318%, 07/01/21	9,577
16,721	4.319%, 12/01/19 - 09/01/23	18,598
4,837	4.329%, 06/01/21	5,373
4,382	4.330%, 02/01/21	4,901
13,026	4.350%, 04/01/20	14,466

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
27,751	4.369%, 02/01/20 - 04/01/20	30,869
21,285	4.380%, 01/01/21	23,767
18,204	4.381%, 11/01/19 - 06/01/21	20,238
6,729	4.390%, 05/01/21	7,532
6,816	4.391%, 04/01/21	7,618
55,153	4.400%, 02/01/20	61,283
27,916	4.402%, 12/01/19 - 07/01/21	31,034
6,842	4.443%, 08/01/20 - 04/01/21	7,598
6,415	4.474%, 04/01/21	7,170
16,142	4.484%, 06/01/21	18,007
2,452	4.500%, 03/01/20	2,718
13,367	4.505%, 05/01/21	14,968
17,866	4.514%, 12/01/19	19,931
2,936	4.540%, 01/01/20	3,259
2,511	4.546%, 02/01/20	2,794
9,728	4.552%, 08/01/26	10,792
3,749	4.598%, 01/01/21	4,200
8,071	4.629%, 06/01/21	9,114
24,662	4.650%, 08/01/21	27,774
10,252	4.664%, 12/01/26	11,412
2,482	4.691%, 07/01/26	2,815
9,434	4.762%, 08/01/26	10,838
6,004	4.766%, 08/01/26	6,900
11,153	4.794%, 01/01/21	12,598
2,275	5.000%, 04/01/31 - 12/01/32	2,551
7,816	5.414%, 05/01/17	8,440
3,843	5.500%, 03/01/17 - 06/01/39	4,162
10,401	5.913%, 10/01/17	11,548
4,345	6.000%, 02/01/36 - 11/01/48	4,853
2,944	6.500%, 04/01/36 - 05/01/37	3,521
1,725	7.000%, 02/01/36 - 01/01/38	1,970
60	7.500%, 10/01/37	67
291	8.000%, 11/01/37	343
55	10.536%, 04/15/19	62
	Government National Mortgage Association II, 30 Year, Single Family,
3,175	5.500%, 09/20/39	3,533
19,446	6.000%, 03/20/28 - 08/20/39	22,097
1,515	6.500%, 07/20/29	1,763
655	7.000%, 08/20/38	747
120	7.500%, 02/20/28 - 09/20/28	146
213	8.000%, 12/20/25 - 09/20/28	251
109	8.500%, 03/20/25 - 05/20/25	126
	Government National Mortgage Association II, Other,
4,599	4.462%, 05/20/63	5,061
148	6.000%, 11/20/38	159
	Government National Mortgage Association, 15 Year, Single Family,
43	6.000%, 10/15/17	45
53	6.500%, 06/15/17	55
17	8.000%, 01/15/16	17
	Government National Mortgage Association, 30 Year, Single Family,
4,486	5.500%, 04/15/33 - 09/15/34	5,172
166	6.000%, 11/15/28	189
3,578	6.500%, 01/15/24 - 12/15/35	4,202
6,709	7.000%, 08/15/23 - 04/15/37	7,901
1,036	7.500%, 11/15/22 - 10/15/37	1,163
28	8.000%, 07/15/22 - 08/15/28	29
8	8.500%, 03/15/17 - 11/15/17	8
25	9.000%, 08/15/16 - 11/15/24	29
1,340	9.500%, 09/15/18 - 12/15/25	1,506
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $3,740,867)	3,853,465

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,969
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,464

		7,433

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,792

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,818
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,342
21,705	Series 174, Rev., 4.458%, 10/01/62	22,031

		38,191

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	17,001
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14 (w)	1,048

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
9,576	Series A, Rev., 4.800%, 06/01/11	10,332

		28,381

	Total Municipal Bonds (Cost $68,908)	78,797

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	30,005
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,450
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,464

	Total Supranational (Cost $46,149)	46,919

U.S. Government Agency Securities — 2.4%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,428
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,375
9,865	5.500%, 07/15/36	13,266
3,654	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	4,109
23,765	Federal National Mortgage Association, Zero Coupon, 06/01/17	23,263
	Federal National Mortgage Association STRIPS,
7,707	Zero Coupon, 11/15/21	6,575
8,071	Zero Coupon, 05/15/30	4,760
	Financing Corp.,
3,506	Zero Coupon, 11/30/17	3,382
1,688	Zero Coupon, 04/06/18	1,615
59,680	Zero Coupon, 05/11/18	56,881
6,005	Zero Coupon, 08/03/18	5,698
1,795	Zero Coupon, 03/07/19	1,666
24,034	Zero Coupon, 04/05/19	22,365
27,586	Zero Coupon, 09/26/19	25,238
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,449
5,741	Zero Coupon, 04/01/16	5,652
11,944	Zero Coupon, 04/01/19	11,005
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	107,528
216,801	Zero Coupon, 07/15/20	193,192
50,759	Zero Coupon, 10/15/20	45,051
19,730	Zero Coupon, 01/15/21	17,310
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,938
8,246	5.250%, 09/15/39	10,317
493	5.500%, 06/15/38	641
7,668	5.880%, 04/01/36	10,311
	Tennessee Valley Authority STRIPS,
3,711	Zero Coupon, 12/15/17	3,574
6,731	Zero Coupon, 01/15/19	6,247
10,762	Zero Coupon, 05/01/19	9,921
17,495	Zero Coupon, 11/01/25	12,431
3,119	Zero Coupon, 07/15/28	1,953
2,242	Zero Coupon, 06/15/35	1,070

	Total U.S. Government Agency Securities (Cost $616,207)	617,211

U.S. Treasury Obligations — 24.1%
	U.S. Treasury Bonds,
4,500	3.500%, 02/15/39	5,031
300	4.250%, 05/15/39	377
43,590	4.375%, 02/15/38	55,533
61,911	4.500%, 02/15/36	80,363
8,861	4.500%, 05/15/38	11,498
1,794	4.500%, 08/15/39	2,334
34,370	4.750%, 02/15/37	46,134
49,756	5.000%, 05/15/37	69,083
583	5.250%, 11/15/28	775
12,087	5.250%, 02/15/29	16,101
20,688	5.375%, 02/15/31	28,491
12,869	5.500%, 08/15/28	17,445
4,080	6.125%, 11/15/27	5,776
5,249	6.125%, 08/15/29	7,602
6,861	6.250%, 05/15/30	10,160
3,360	6.375%, 08/15/27	4,833
6,547	6.625%, 02/15/27	9,518
3,695	6.750%, 08/15/26	5,379
5,937	7.125%, 02/15/23	8,243
12,546	7.250%, 08/15/22	17,332
50,572	7.500%, 11/15/16	57,443
4,000	7.875%, 02/15/21	5,444
15,674	8.000%, 11/15/21	21,951
14,932	8.125%, 05/15/21	20,691
41,000	8.500%, 02/15/20	55,292
17,000	8.750%, 05/15/20	23,372
54,785	8.750%, 08/15/20	75,971
71,520	8.875%, 08/15/17	86,986
8,968	11.250%, 02/15/15	9,173

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Coupon STRIPS,
4,100	1.750%, 11/15/18 (n)	3,888
107,937	1.841%, 05/15/21 (n)	95,121
54,000	1.858%, 11/15/19 (n)	49,845
26,456	2.037%, 05/15/18 (n)	25,434
132,665	2.275%, 02/15/21 (n)	117,890
25,842	2.304%, 02/15/20 (n)	23,710
191,800	2.527%, 11/15/22 (n)	161,589
12,000	2.543%, 11/15/23 (n)	9,788
118,046	2.570%, 11/15/21 (n)	102,556
80,342	2.576%, 08/15/18 (n)	76,774
46,000	2.577%, 08/15/23 (n)	37,846
65,981	2.589%, 05/15/22 (n)	56,460
169,956	2.593%, 02/15/22 (n)	146,536
80,800	2.638%, 08/15/22 (n)	68,620
227,580	2.684%, 05/15/23 (n)	188,548
348,757	2.761%, 02/15/23 (n)	291,459
18,421	2.903%, 05/15/25 (n)	14,252
43,720	2.928%, 11/15/16 (n)	43,270
72,532	3.026%, 08/15/28 (n)	50,136
189,907	3.044%, 08/15/20 (n)	171,481
14,608	3.083%, 08/15/26 (n)	10,820
16,680	3.143%, 05/15/35 (n)	9,239
38,512	3.190%, 08/15/29 (n)	25,707
151,684	3.210%, 02/15/27 (n)	110,209
21,613	3.238%, 11/15/34 (n)	12,163
81,052	3.263%, 02/15/29 (n)	55,001
88,443	3.288%, 11/15/27 (n)	62,743
52,661	3.305%, 08/15/21 (n)	46,124
180,863	3.373%, 08/15/19 (n)	168,209
54,766	3.395%, 02/15/32 (n)	33,717
72,350	3.398%, 05/15/31 (n)	45,710
25,155	3.434%, 08/15/34 (n)	14,274
76,828	3.438%, 11/15/26 (n)	56,394
26,375	3.441%, 08/15/32 (n)	15,965
309,451	3.460%, 05/15/20 (n)	281,587
16,500	3.494%, 02/15/33 (n)	9,823
7,870	3.536%, 05/15/29 (n)	5,298
52,088	3.600%, 08/15/31 (n)	32,607
112,247	3.608%, 05/15/32 (n)	68,534
111,374	3.627%, 05/15/19 (n)	104,204
36,285	3.672%, 08/15/17 (n)	35,477
47,938	3.691%, 11/15/32 (n)	28,795
72,252	3.724%, 02/15/31 (n)	46,011
57,436	3.734%, 11/15/30 (n)	36,879
93,147	3.776%, 02/15/17 (n)	91,838
81,088	3.793%, 08/15/30 (n)	52,500
74,071	3.825%, 11/15/31 (n)	46,003
46,760	3.834%, 11/15/28 (n)	32,026
37,456	3.841%, 11/15/29 (n)	24,817
34,295	3.850%, 11/15/24 (n)	26,994
44,705	3.851%, 05/15/33 (n)	26,404
15,906	3.855%, 02/15/35 (n)	8,862
31,792	3.955%, 02/15/18 (n)	30,738
67,515	4.044%, 02/15/28 (n)	47,474
34,461	4.087%, 08/15/16 (n)	34,202
30,716	4.106%, 02/15/34 (n)	17,707
6,700	4.131%, 02/15/26 (n)	5,049
45,886	4.210%, 08/15/27 (n)	32,791
72,136	4.259%, 05/15/30 (n)	47,094
15,100	4.348%, 05/15/34 (n)	8,645
43,209	4.424%, 11/15/33 (n)	25,145
10,134	4.572%, 05/15/28 (n)	7,063
82,771	4.660%, 11/15/17 (n)	80,466
11,591	4.678%, 08/15/24 (n)	9,207
1,525	4.692%, 08/15/35 (n)	839
111,213	4.772%, 02/15/30 (n)	73,123
20,963	4.838%, 08/15/33 (n)	12,293
19,999	5.008%, 05/15/26 (n)	14,946
1,076	5.590%, 02/15/24 (n)	870
17,309	5.606%, 05/15/27 (n)	12,465
6,278	5.616%, 05/15/24 (n)	5,034
1,054	5.722%, 05/15/36 (n)	566
5,151	6.020%, 02/15/25 (n)	4,018
54,607	8.480%, 02/15/16 (n)	54,451
24	12.454%, 08/15/15 (n)	24
	U.S. Treasury Inflation Indexed Bonds,
3,587	2.500%, 01/15/29	4,962
9,066	3.625%, 04/15/28	18,462
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,893
22,420	0.500%, 04/15/15	24,489
4,260	1.125%, 01/15/21	4,900
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,120
32,000	1.000%, 06/30/19	31,382
20,788	1.000%, 11/30/19	20,270
16,770	1.250%, 10/31/18	16,775
129,801	1.375%, 11/30/18	130,349
6,278	1.375%, 12/31/18	6,297

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
13,000	1.375%, 02/28/19	13,012
51,639	1.500%, 08/31/18	52,236
6,000	1.625%, 08/15/22	5,843
24,000	1.750%, 05/15/22	23,642
2,500	2.000%, 11/30/20	2,534
15,000	2.000%, 02/28/21	15,166
55,000	2.000%, 05/31/21	55,498
14,750	2.000%, 02/15/22	14,826
33,368	2.125%, 08/31/20	34,134
11,000	2.125%, 01/31/21	11,213
50,445	2.125%, 08/15/21	51,206
1,794	2.250%, 11/30/17	1,864
23,317	2.625%, 01/31/18	24,507
66,991	2.625%, 08/15/20	70,351
34,504	2.625%, 11/15/20	36,200
2,242	2.750%, 11/30/16	2,343
46,175	2.750%, 05/31/17	48,527
12,681	2.750%, 12/31/17	13,373
19,000	2.750%, 02/15/19	20,097
27,451	2.875%, 03/31/18	29,100
29,550	3.125%, 10/31/16	31,048
1,794	3.125%, 01/31/17	1,893
110,041	3.125%, 04/30/17	116,523
180,518	3.125%, 05/15/19	193,958
20,000	3.125%, 05/15/21	21,566
176,535	3.250%, 12/31/16	186,438
54,705	3.250%, 03/31/17	58,017
47,007	3.500%, 02/15/18	50,731
17,039	3.625%, 02/15/21	18,881
29,447	4.250%, 11/15/17	32,325
44,128	4.500%, 05/15/17	48,224
8,520	4.625%, 02/15/17	9,276
63,462	4.750%, 08/15/17	70,165

	Total U.S. Treasury Obligations (Cost $5,907,013)	6,271,294

Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
12,857	VAR, 4.500%, 04/10/15 (i)	12,793
	Invitation Homes, Revolving Loan,
2,955	VAR, 3.750%, 03/15/15 (i)	2,940
	Progress Residential LP, Revolving Loan,
33,706	VAR, 3.732%, 09/04/15 (i)	33,536
	Tricon Capital Group Inc., Revolving Loan, (Canada),
43,508	VAR, 4.100%, 06/13/15 (i)	43,291

	Total Loan Assignments (Cost $93,025)	92,560

SHARES
Short-Term Investment — 5.5%
	Investment Company — 5.5%
1,428,422	JPMorgan Liquid Assets Money Market
	Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $1,428,422)	1,428,422

	Total Investments — 99.9% (Cost $25,002,110)	25,966,521
	Liabilities in Excess of Other Assets — 0.1%	37,262

	NET ASSETS — 100.0%	$26,003,783

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,038,503
Aggregate gross unrealized depreciation	(74,092)

Net unrealized appreciation/depreciation	$964,411

Federal income tax cost of investments	$25,002,110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,148,043	$921,965	$2,070,008
Collateralized Mortgage Obligations
Agency CMO	—	4,110,669	—	4,110,669
Non-Agency CMO	—	1,169,784	270,306	1,440,090

Total Collateralized Mortgage Obligations	—	5,280,453	270,306	5,550,759

Commercial Mortgage-Backed Securities	—	869,241	172,367	1,041,608
Corporate Bonds
Consumer Discretionary	—	329,778	—	329,778
Consumer Staples	—	214,622	—	214,622
Energy	—	436,607	—	436,607
Financials	—	2,125,953	—	2,125,953
Health Care	—	168,443	—	168,443
Industrials	—	279,605	23,930	303,535
Information Technology	—	251,094	—	251,094
Materials	—	167,680	—	167,680
Telecommunication Services	—	283,277	9,646	292,923
Utilities	—	401,920	—	401,920

Total Corporate Bonds	—	4,658,979	33,576	4,692,555

Foreign Government Securities	—	222,923	—	222,923
Mortgage Pass-Through Securities	—	3,853,465	—	3,853,465
Municipal Bonds	—	78,797	—	78,797
Supranational	—	46,919	—	46,919
U.S. Government Agency Securities	—	617,211	—	617,211
U.S. Treasury Obligations	—	6,271,294	—	6,271,294
Loan Assignments
Financials	—	—	92,560	92,560
Short-Term Investment
Investment Company	1,428,422	—	—	1,428,422

Total Investments in Securities	$1,428,422	$23,047,325	$1,490,774	$25,966,521

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$650,884	$521	$(6,901)	$(3,518)	$615,466	$(313,714)	$—	$(20,773)	$921,965
Collateralized Mortgage Obligations - Agency CMO	17,390	(4)	3	—	—	—	—	(17,389)	—
Collateralized Mortgage Obligationa - Non-Agency CMO	290,234	94	(4,634)	3,042	17,133	(31,036)	8,359	(12,886)	270,306
Commercial Mortgage-Backed Securities	192,030	3	3,260	(17,316)	30,438	(36,048)	—	—	172,367
Corporate Bonds - Industrials	25,364	—	(310)	(9)	—	(1,364)	249	—	23,930
Corporate Bonds - Telecommunication Services	—	—	(284)	—	—	—	9,930	—	9,646
Loan Assignments - Financials	102,868	—	35	—	86,415	(96,758)	—	—	92,560

	$1,278,770	$614	$(8,831)	$(17,801)	$749,452	$(478,920)	$18,538	$(51,048)	$1,490,774

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(3,513,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$728,354	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100% (2.65%)
			Constant Default Rate	0.00% - 30.00% (12.63%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.72% (2.56%)

Asset-Backed Securities	728,354
	181,056	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 34.55% (4.55%)
			Constant Default Rate	0.00% - 66.92% (4.14%)
			PSA Prepayment Model	222.00% - 1,085.00% (553.14%)
			Yield (Discount Rate of Cash Flows)	(5.11%) - 20.50% (4.02%)

Collateralized Mortgage Obligations	181,056
	155,426	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (29.38%)
			Yield (Discount Rate of Cash Flows)	(5.56%) - 7.13% (1.28%)

Commercial Mortgage-Backed Securities	155,426

Total	$1,064,836

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $425,938,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 10.6%
1,287	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	1,295
	Accredited Mortgage Loan Trust,
807	Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	799
744	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	734
444	Ally Auto Receivables Trust, Series 2012-1, Class A4, 1.210%, 07/15/16	445
	American Credit Acceptance Receivables Trust,
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	947
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,717
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,021
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,144
	AmeriCredit Automobile Receivables Trust,
392	Series 2012-3, Class A3, 0.960%, 01/09/17	392
1,377	Series 2012-4, Class A3, 0.670%, 06/08/17	1,377
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
446	Series 2003-5, Class A6, SUB, 4.584%, 04/25/33	455
103	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	102
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	717
5	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	5
	Bear Stearns Asset-Backed Securities Trust,
519	Series 2003-SD2, Class 2A, VAR, 2.842%, 06/25/43	519
682	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	652
999	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	997
1,365	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,370
	CarFinance Capital Auto Trust,
1,667	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,690
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,524
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,215
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,772
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	4,031
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	4,550
4,006	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,005
	Centex Home Equity Loan Trust,
207	Series 2001-B, Class A6, 6.360%, 07/25/32	209
400	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	406
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
582	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	598
1	Chase Funding Trust, Series 2003-6, Class 1A4, 4.499%, 11/25/34	1
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,798
	CNH Equipment Trust,
9	Series 2011-B, Class A3, 0.910%, 08/15/16	9
15	Series 2012-C, Class A3, 0.570%, 12/15/17	15
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	5,034
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.069%, 12/25/47 (d) (e) (i)	150
	CPS Auto Receivables Trust,
182	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	185
2,339	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,370
600	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	600
	CPS Auto Trust,
792	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	800
473	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	475
	Credit Acceptance Auto Loan Trust,
62	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	62

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,740
82	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	88
	CWABS, Inc. Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	276
502	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	479
59	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	55
1,539	Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	1,491
455	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	459
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,103
718	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	719
1,862	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,865
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,106
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,567
	Federal National Mortgage Association REMIC Trust,
5	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	5
21	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	21
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,999
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,917
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,959
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,477
2,487	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,498
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	502
230	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	230
4,073	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	4,083
854	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	927
	GLC Trust,
8,583	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	8,529
4,291	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	4,206
	GMAT Trust,
1,023	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,029
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,743
750	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	750
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	2,998
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,306
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,269
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	451
244	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	247
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
	HSBC Home Equity Loan Trust USA,
158	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	157
363	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	360
208	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	209
483	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	483
136	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	136
246	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	247
	KGS-Alpha Capital Markets LP,
37,126	IO, VAR, 10.731%, 08/25/38	1,421
35,919	Series 2012-4, IO, VAR, 8.788%, 09/25/37	1,678
23,032	Series 2013-2, IO, VAR, 16.606%, 03/25/39	1,325

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
145	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	144
	Long Beach Mortgage Loan Trust,
108	Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	103
17	Series 2004-5, Class M6, VAR, 2.655%, 09/25/34 (i)	3
	LV Tower 52 Issuer LLC,
7,384	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	7,401
2,891	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	2,891
	Mid-State Capital Corp. Trust,
190	Series 2005-1, Class A, 5.745%, 01/15/40	205
4,526	Series 2005-1, Class M1, 6.106%, 01/15/40	4,900
2,172	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,286
2,635	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,715
1,053	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,102
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	464
	Nationstar Agency Advance Funding Trust,
1,547	Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,547
550	Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	555
	New Century Home Equity Loan Trust,
932	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	958
610	Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	569
4,581	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,574
10,146	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	9,817
	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,403
2,000	Series 2014-1A, Class B, 6.900%, 05/17/18 (e)	2,010
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	9,000
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,539
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	455
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,932
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,346
1,203	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.175%, 09/25/34	1,192
590	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	591
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,340
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,725
402	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	395
	Santander Drive Auto Receivables Trust,
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,443
189	Series 2012-5, Class A3, 0.830%, 12/15/16	189
270	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.497%, 01/25/36	208
1,260	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,249
1,571	Soundview Home Loan Trust, Series 2007- OPT1, Class 2A1, VAR, 0.235%, 06/25/37	928
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,262
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	6,011
208	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	208
1,667	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,665
17	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.245%, 06/25/37	16
7,800	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	7,800

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,643
	Trafigura Securitisation Finance plc, (Ireland),
1,341	Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	1,350
4,195	Series 2014-1A, Class B, VAR, 2.405%, 10/15/21 (e)	4,195
	Truman Capital Mortgage Loan Trust,
14,185	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,975
5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,139
1,358	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,235
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,626
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,697
	Vericrest Opportunity Loan Transferee LLC,
9,962	Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	9,837
10,380	Series 2014-NPL7, Class A2, VAR, 4.750%, 08/27/57 (e)	10,186
5,241	VOLT XIX LLC, Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,250
4,683	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	4,589
1,999	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	2,005
5,142	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,133
4,148	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,156
3,143	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	3,147
	Westgate Resorts LLC,
187	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	188
1,322	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,331
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,328
1,133	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	1,133

	Total Asset-Backed Securities (Cost $323,648)	320,307

Collateralized Mortgage Obligations — 13.2%
	Agency CMO — 8.4%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
108	Series 23, Class KZ, 6.500%, 11/25/23	121
724	Series 24, Class J, 6.250%, 11/25/23	806
130	Series 31, Class Z, 8.000%, 04/25/24	147
	Federal Home Loan Mortgage Corp. REMIC,
5	Series 11, Class D, 9.500%, 07/15/19	5
7	Series 38, Class D, 9.500%, 05/15/20	8
3	Series 81, Class A, 8.125%, 11/15/20	4
7	Series 84, Class F, 9.200%, 10/15/20	8
4	Series 109, Class I, 9.100%, 01/15/21	5
1	Series 198, Class Z, 8.500%, 09/15/22	1
74	Series 1316, Class Z, 8.000%, 06/15/22	83
22	Series 1343, Class LB, 7.500%, 08/15/22	26
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	11
50	Series 1456, Class Z, 7.500%, 01/15/23	56
334	Series 1543, Class VN, 7.000%, 07/15/23	377
248	Series 1577, Class PV, 6.500%, 09/15/23	276
550	Series 1608, Class L, 6.500%, 09/15/23	602
540	Series 1611, Class Z, 6.500%, 11/15/23	606
501	Series 1628, Class LZ, 6.500%, 12/15/23	556
224	Series 1630, Class PK, 6.000%, 11/15/23	248
676	Series 1671, Class I, 7.000%, 02/15/24	751
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
46	Series 1695, Class G, HB, IF, 28.453%, 03/15/24	77
31	Series 1710, Class GB, HB, IF, 42.868%, 04/15/24	54
116	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	31
58	Series 2022, Class PE, 6.500%, 01/15/28	65
447	Series 2033, Class K, 6.050%, 08/15/23	480
365	Series 2036, Class PG, 6.500%, 01/15/28	405
61	Series 2089, Class PJ, IO, 7.000%, 10/15/28	11
1,079	Series 2091, Class PG, 6.000%, 11/15/28	1,197
237	Series 2116, Class ZA, 6.000%, 01/15/29	262
70	Series 2148, Class ZA, 6.000%, 04/15/29	77
182	Series 2201, Class C, 8.000%, 11/15/29	212
43	Series 2261, Class ZY, 7.500%, 10/15/30	50

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
385	Series 2293, Class ZA, 6.000%, 03/15/31	425
2	Series 2297, Class NB, 6.000%, 03/15/16	2
59	Series 2310, Class Z, 6.000%, 04/15/31	66
27	Series 2313, Class LA, 6.500%, 05/15/31	30
211	Series 2325, Class JO, PO, 06/15/31	191
603	Series 2330, Class PE, 6.500%, 06/15/31	677
61	Series 2344, Class QG, 6.000%, 08/15/16	63
46	Series 2368, Class TG, 6.000%, 10/15/16	47
132	Series 2394, Class MC, 6.000%, 12/15/16	137
51	Series 2399, Class PG, 6.000%, 01/15/17	54
300	Series 2410, Class QB, 6.250%, 02/15/32	329
1,947	Series 2427, Class GE, 6.000%, 03/15/32	2,164
1,477	Series 2430, Class WF, 6.500%, 03/15/32	1,668
318	Series 2466, Class DH, 6.500%, 06/15/32	358
997	Series 2530, Class SK, IF, IO, 7.945%, 06/15/29	261
101	Series 2534, Class SI, HB, IF, 20.658%, 02/15/32	152
827	Series 2543, Class YX, 6.000%, 12/15/32	937
503	Series 2557, Class HL, 5.300%, 01/15/33	550
789	Series 2586, Class IO, IO, 6.500%, 03/15/33	128
236	Series 2594, Class IV, IO, 7.000%, 03/15/32	43
5	Series 2602, Class BX, 3.500%, 12/15/22	5
565	Series 2610, Class UI, IO, 6.500%, 05/15/33	95
874	Series 2636, Class Z, 4.500%, 06/15/18	914
58	Series 2643, Class SA, HB, IF, 44.494%, 03/15/32	118
46	Series 2650, Class PO, PO, 12/15/32	45
56	Series 2650, Class SO, PO, 12/15/32	55
288	Series 2656, Class AC, 6.000%, 08/15/33	315
751	Series 2656, Class PE, 4.500%, 07/15/18	787
843	Series 2699, Class W, 5.500%, 11/15/33	920
33	Series 2707, Class KJ, 5.000%, 11/15/18	34
705	Series 2733, Class SB, IF, 7.871%, 10/15/33	815
419	Series 2756, Class NA, 5.000%, 02/15/24	452
111	Series 2764, Class S, IF, 13.363%, 07/15/33	134
519	Series 2801, Class JN, 5.000%, 06/15/33	533
886	Series 2845, Class QH, 5.000%, 08/15/34	975
786	Series 2864, Class NS, IF, IO, 6.945%, 09/15/34	72
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,708
157	Series 2934, Class CI, 5.000%, 01/15/34	161
81	Series 2980, Class QB, 6.500%, 05/15/35	91
700	Series 2989, Class TG, 5.000%, 06/15/25	762
149	Series 2990, Class SL, HB, IF, 23.926%, 06/15/34	211
1,628	Series 2994, Class SC, IF, IO, 5.445%, 02/15/33	113
331	Series 2995, Class FT, VAR, 0.405%, 05/15/29	333
1,241	Series 3005, Class ED, 5.000%, 07/15/25	1,366
78	Series 3005, Class PV, IF, 12.485%, 10/15/33	90
803	Series 3028, Class ME, 5.000%, 02/15/34	835
403	Series 3031, Class BN, HB, IF, 21.275%, 08/15/35	570
982	Series 3059, Class B, 5.000%, 02/15/35	1,024
209	Series 3062, Class HE, 5.000%, 01/15/34	211
379	Series 3064, Class OG, 5.500%, 06/15/34	398
10	Series 3068, Class AO, PO, 01/15/35	10
369	Series 3117, Class EO, PO, 02/15/36	341
136	Series 3134, Class PO, PO, 03/15/36	128
151	Series 3138, Class PO, PO, 04/15/36	137
633	Series 3152, Class MO, PO, 03/15/36	596
600	Series 3184, Class YO, PO, 03/15/36	531
3,675	Series 3187, Class Z, 5.000%, 07/15/36	3,972
304	Series 3189, Class PC, 6.000%, 08/15/35	312
1,472	Series 3201, Class IN, IF, IO, 6.095%, 08/15/36	225
2,600	Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	439
793	Series 3219, Class PD, 6.000%, 11/15/35	835

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
596	Series 3274, Class B, 6.000%, 02/15/37	672
255	Series 3292, Class DO, PO, 03/15/37	232
1,275	Series 3305, Class IW, IF, IO, 6.295%, 04/15/37	193
58	Series 3306, Class TB, IF, 2.905%, 04/15/37	60
51	Series 3306, Class TC, IF, 2.365%, 04/15/37	52
165	Series 3331, Class PO, PO, 06/15/37	152
286	Series 3383, Class OP, PO, 11/15/37	267
472	Series 3531, Class SM, IF, IO, 5.945%, 05/15/39	62
93	Series 3542, Class TN, IF, 6.000%, 07/15/36	98
254	Series 3546, Class A, VAR, 1.956%, 02/15/39	258
606	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	100
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,215
1,635	Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	384
628	Series 3610, Class CA, 4.500%, 12/15/39	683
233	Series 3611, Class PO, PO, 07/15/34	219
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,713
513	Series 3653, Class HJ, 5.000%, 04/15/40	562
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,902
895	Series 3737, Class DG, 5.000%, 10/15/30	980
1,323	Series 3747, Class HI, IO, 4.500%, 07/15/37	115
1,106	Series 3827, Class BD, 4.000%, 08/15/39	1,170
850	Series 3852, Class TP, IF, 5.500%, 05/15/41	882
687	Series 3855, Class AM, 6.500%, 11/15/36	772
627	Series 3890, Class ET, 5.500%, 11/15/23	691
5,171	Series 4030, Class IL, IO, 3.500%, 04/15/27	614
9,993	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,572
	Federal Home Loan Mortgage Corp. STRIPS,
344	Series 186, Class PO, PO, 08/01/27	318
8,742	Series 262, Class 35, 3.500%, 07/15/42	8,982
3,655	Series 279, Class 35, 3.500%, 09/15/42	3,771
9,761	Series 323, Class 300, 3.000%, 01/15/44	9,875
10,204	Series 334, 3.000%, 08/15/44	10,440
775	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 1.299%, 10/25/37	741
	Federal National Mortgage Association – ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,430
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,819
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	650
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,186
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,679
8,909	Series 2014-M13, Class A2, 3.021%, 08/25/24	9,088
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,493
	Federal National Mortgage Association Grantor Trust,
31,239	Series 2001-T12, Class IO, IO, VAR, 0.540%, 08/25/41	609
1,026	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,181
868	Series 2002-T19, Class A1, 6.500%, 07/25/42	993
695	Series 2002-T4, Class A2, 7.000%, 12/25/41	803
1,304	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,549
63,098	Series 2002-T4, Class IO, IO, VAR, 0.418%, 12/25/41	908
619	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	705
431	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	492
496	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	588
8,189	Series 2004-T3, Class 1IO4, IO, VAR, 0.600%, 02/25/44	167
	Federal National Mortgage Association REMIC,
4	Series 1988-13, Class C, 9.300%, 05/25/18	5
43	Series 1989-72, Class E, 9.350%, 10/25/19	48
2	Series 1989-98, Class H, 11.500%, 12/25/19	2

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4	Series 1990-1, Class D, 8.800%, 01/25/20	4
3	Series 1990-110, Class H, 8.750%, 09/25/20	4
3	Series 1990-117, Class E, 8.950%, 10/25/20	3
38	Series 1991-141, Class PZ, 8.000%, 10/25/21	43
18	Series 1992-31, Class M, 7.750%, 03/25/22	20
20	Series 1992-79, Class Z, 9.000%, 06/25/22	23
15	Series 1992-101, Class J, 7.500%, 06/25/22	17
200	Series 1992-200, Class SK, HB, IF, 24.111%, 11/25/22	317
16	Series 1993-23, Class PZ, 7.500%, 03/25/23	18
118	Series 1993-56, Class PZ, 7.000%, 05/25/23	133
65	Series 1993-60, Class Z, 7.000%, 05/25/23	72
136	Series 1993-79, Class PL, 7.000%, 06/25/23	152
227	Series 1993-141, Class Z, 7.000%, 08/25/23	253
102	Series 1993-149, Class M, 7.000%, 08/25/23	116
315	Series 1993-160, Class ZA, 6.500%, 09/25/23	347
39	Series 1993-165, Class SA, IF, 19.486%, 09/25/23	56
4	Series 1993-205, Class H, PO, 09/25/23	4
35	Series 1993-247, Class SM, HB, IF, 27.899%, 12/25/23	58
41	Series 1993-255, Class E, 7.100%, 12/25/23	46
388	Series 1994-29, Class Z, 6.500%, 02/25/24	441
57	Series 1994-65, Class PK, PO, 04/25/24	54
253	Series 1995-4, Class Z, 7.500%, 10/25/22	286
649	Series 1995-19, Class Z, 6.500%, 11/25/23	741
70	Series 1997-11, Class E, 7.000%, 03/18/27	79
255	Series 1997-20, Class D, 7.000%, 03/17/27	297
24	Series 1997-27, Class J, 7.500%, 04/18/27	27
740	Series 1997-37, Class SM, IF, IO, 7.845%, 12/25/22	130
394	Series 1997-42, Class EG, 8.000%, 07/18/27	458
347	Series 1997-63, Class ZA, 6.500%, 09/18/27	384
406	Series 1998-66, Class FB, VAR, 0.505%, 12/25/28	409
647	Series 1999-47, Class JZ, 8.000%, 09/18/29	748
235	Series 2000-8, Class Z, 7.500%, 02/20/30	280
264	Series 2001-4, Class PC, 7.000%, 03/25/21	290
308	Series 2001-14, Class Z, 6.000%, 05/25/31	344
406	Series 2001-16, Class Z, 6.000%, 05/25/31	452
340	Series 2001-36, Class ST, IF, IO, 8.345%, 11/25/30	105
854	Series 2001-72, Class SB, IF, IO, 7.345%, 12/25/31	216
1,677	Series 2001-81, Class HE, 6.500%, 01/25/32	1,918
64	Series 2002-11, Class QG, 5.500%, 03/25/17	66
122	Series 2002-19, Class SC, IF, 13.904%, 03/17/32	163
89	Series 2002-55, Class QE, 5.500%, 09/25/17	92
2,022	Series 2002-56, Class PE, 6.000%, 09/25/32	2,244
109	Series 2002-63, Class KC, 5.000%, 10/25/17	114
48	Series 2002-73, Class AN, 5.000%, 11/25/17	50
1,374	Series 2002-86, Class PG, 6.000%, 12/25/32	1,534
391	Series 2003-14, Class EH, IF, IO, 7.445%, 03/25/18	35
890	Series 2003-17, Class EQ, 5.500%, 03/25/23	976
336	Series 2003-18, Class GT, 5.000%, 03/25/18	352
981	Series 2003-22, Class Z, 6.000%, 04/25/33	1,096
1,047	Series 2003-47, Class PE, 5.750%, 06/25/33	1,159
288	Series 2003-64, Class KS, IF, 9.441%, 07/25/18	315
78	Series 2003-64, Class SX, IF, 13.358%, 07/25/33	96

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
22	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	26
146	Series 2003-106, Class WE, 4.500%, 11/25/22	147
202	Series 2004-8, Class GD, 4.500%, 10/25/32	207
329	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	333
55	Series 2005-42, Class PS, IF, 16.612%, 05/25/35	72
49	Series 2005-51, Class MO, PO, 06/25/35	49
2,198	Series 2005-53, Class CS, IF, IO, 6.545%, 06/25/35	458
234	Series 2005-65, Class KO, PO, 08/25/35	211
1,475	Series 2005-72, Class WS, IF, IO, 6.595%, 08/25/35	221
534	Series 2005-84, Class XM, 5.750%, 10/25/35	582
437	Series 2005-87, Class PE, 5.000%, 12/25/33	443
189	Series 2005-90, Class ES, IF, 16.487%, 10/25/35	240
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,170
205	Series 2005-106, Class US, HB, IF, 23.997%, 11/25/35	306
121	Series 2005-116, Class PB, 6.000%, 04/25/34	125
944	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,037
840	Series 2006-20, Class IB, IF, IO, 6.435%, 04/25/36	128
388	Series 2006-22, Class AO, PO, 04/25/36	357
286	Series 2006-27, Class OH, PO, 04/25/36	272
244	Series 2006-59, Class QO, PO, 01/25/33	242
214	Series 2006-61, Class AP, 6.000%, 08/25/35	224
1,129	Series 2006-77, Class PC, 6.500%, 08/25/36	1,290
484	Series 2006-110, Class PO, PO, 11/25/36	435
694	Series 2006-114, Class HD, 5.500%, 10/25/35	722
350	Series 2006-128, Class PO, PO, 01/25/37	329
407	Series 2007-10, Class Z, 6.000%, 02/25/37	452
476	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	75
12,257	Series 2007-54, Class IB, IF, IO, 6.255%, 06/25/37	1,728
200	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	33
494	Series 2007-71, Class GZ, 6.000%, 07/25/47	560
43	Series 2007-100, Class ND, 5.750%, 10/25/35	43
5,864	Series 2007-109, Class YI, IF, IO, 6.295%, 12/25/37	839
2,506	Series 2008-62, Class SM, IF, IO, 6.045%, 07/25/38	374
247	Series 2008-68, Class VK, 5.500%, 03/25/27	250
3,257	Series 2008-91, Class SI, IF, IO, 5.845%, 03/25/38	411
504	Series 2008-93, Class AM, 5.500%, 06/25/37	542
300	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	17
368	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	28
969	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	65
897	Series 2009-29, Class LA, VAR, 2.023%, 05/25/39	876
1,011	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	155
3,133	Series 2009-89, Class A1, 5.410%, 05/25/35	3,300
1,779	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	249
1,169	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	163
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,547
2,511	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	350
488	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	28
786	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	915
2,804	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	457
633	Series 2010-111, Class AE, 5.500%, 04/25/38	685
854	Series 2011-19, Class ZY, 6.500%, 07/25/36	978
1,089	Series 2011-22, Class MA, 6.500%, 04/25/38	1,229
6,950	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	844
11,795	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,835

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
20,537	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,000
18	Series G-29, Class O, 8.500%, 09/25/21	21
8	Series G92-30, Class Z, 7.000%, 06/25/22	9
20	Series G92-62, Class B, PO, 10/25/22	19
	Federal National Mortgage Association REMIC Trust,
562	Series 2001-W3, Class A, VAR, 6.924%, 09/25/41	647
6,524	Series 2002-W10, Class IO, IO, VAR, 0.943%, 08/25/42	207
12,116	Series 2002-W7, Class IO1, IO, VAR, 0.927%, 06/25/29	378
234	Series 2003-W4, Class 2A, VAR, 6.368%, 10/25/42	262
25,619	Series 2004-W11, Class 1IO1, IO, VAR, 0.355%, 05/25/44	320
760	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	813
	Federal National Mortgage Association STRIPS,
1,931	Series 203, Class 2, IO, 8.000%, 02/25/23	457
322	Series 266, Class 2, IO, 7.500%, 08/25/24	72
1,824	Series 313, Class 1, PO, 06/25/31	1,644
409	Series 348, Class 30, IO, 5.500%, 12/25/18	32
390	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	30
363	Series 356, Class 42, IO, 5.500%, 12/25/19	32
586	Series 380, Class S36, IF, IO, 7.745%, 07/25/37	104
350	Series 383, Class 68, IO, 6.500%, 09/25/37	63
519	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	98
183	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	36
	Federal National Mortgage Association Trust,
24	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	26
325	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	354
641	Series 2004-W2, Class 1A, 6.000%, 02/25/44	704
169	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	196
444	Series 2004-W8, Class 3A, 7.500%, 06/25/44	522
796	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	899
703	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	789
	Government National Mortgage Association,
98	Series 1997-7, Class ZA, 9.000%, 05/16/27	113
19	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	22
201	Series 2000-9, Class Z, 8.000%, 06/20/30	241
1,619	Series 2002-4, Class TD, 7.000%, 01/20/32	1,825
1,034	Series 2002-13, Class QA, IF, IO, 7.895%, 02/16/32	266
31	Series 2002-47, Class HM, 6.000%, 07/16/32	36
3,020	Series 2002-68, Class SC, IF, IO, 5.545%, 10/16/32	557
1,501	Series 2002-84, Class PH, 6.000%, 11/16/32	1,718
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,330
168	Series 2003-52, Class SB, IF, 11.279%, 06/16/33	199
706	Series 2003-79, Class PV, 5.500%, 10/20/23	740
2,701	Series 2003-101, Class SK, IF, IO, 6.405%, 10/17/33	591
240	Series 2004-2, Class SA, IF, 19.959%, 01/16/34	384
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,239
3,328	Series 2004-59, Class SG, IF, IO, 6.345%, 07/20/34	572
31	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	39
1,591	Series 2004-86, Class SP, IF, IO, 5.945%, 09/20/34	216
1,127	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	175
2,252	Series 2004-105, Class SN, IF, IO, 5.945%, 12/20/34	332
188	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	33
2,349	Series 2006-23, Class S, IF, IO, 6.345%, 01/20/36	224
2,112	Series 2006-26, Class S, IF, IO, 6.345%, 06/20/36	326

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
492	Series 2006-33, Class PK, 6.000%, 07/20/36	553
2,915	Series 2007-7, Class EI, IF, IO, 6.045%, 02/20/37	456
1,422	Series 2007-9, Class CI, IF, IO, 6.045%, 03/20/37	207
2,202	Series 2007-16, Class KU, IF, IO, 6.495%, 04/20/37	339
189	Series 2007-17, Class JO, PO, 04/16/37	171
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,291
2,793	Series 2007-24, Class SA, IF, IO, 6.355%, 05/20/37	431
716	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	100
583	Series 2007-67, Class SI, IF, IO, 6.355%, 11/20/37	90
136	Series 2008-29, Class PO, PO, 02/17/33	132
226	Series 2008-34, Class OC, PO, 06/20/37	170
1,027	Series 2008-40, Class PS, IF, IO, 6.345%, 05/16/38	164
1,893	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	339
117	Series 2008-43, Class NA, 5.500%, 11/20/37	124
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,891
4,468	Series 2008-50, Class SA, IF, IO, 6.075%, 06/20/38	640
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,732
1,493	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	245
2,742	Series 2009-16, Class SJ, IF, IO, 6.645%, 05/20/37	444
1,274	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	186
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	74
1,817	Series 2009-77, Class CS, IF, IO, 6.845%, 06/16/38	221
470	Series 2009-79, Class OK, PO, 11/16/37	443
392	Series 2009-81, Class A, 5.750%, 09/20/36	434
717	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	91
1,345	Series 2009-106, Class XL, IF, IO, 6.595%, 06/20/37	190
1,842	Series 2010-4, Class SB, IF, IO, 6.345%, 08/16/39	189
65	Series 2010-14, Class DO, PO, 03/20/36	65
226	Series 2010-14, Class QP, 6.000%, 12/20/39	241
695	Series 2010-31, Class SK, IF, IO, 5.945%, 11/20/34	106
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,850
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,608
1,145	Series 2010-157, Class OP, PO, 12/20/40	968
11,042	Series 2012-H11, Class FA, VAR, 0.855%, 02/20/62	11,136
5,066	Series 2013-H04, Class BA, 1.650%, 02/20/63	5,051
218	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	221
	Vendee Mortgage Trust,
759	Series 1996-2, Class 1Z, 6.750%, 06/15/26	877
1,952	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,277
268	Series 1999-1, Class 2Z, 6.500%, 01/15/29	306

		254,988

	Non-Agency CMO — 4.8%
197	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.385%, 09/25/35	188
1,597	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,582
	Alternative Loan Trust,
156	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	162
1,397	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,482
6	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	6
713	Series 2005-23CB, Class A2, 5.500%, 07/25/35	690
3,677	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,340
1,218	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,083
94	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	97
13	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	2
304	Series 2006-26CB, Class A9, 6.500%, 09/25/36	268

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	American General Mortgage Loan Trust,
506	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	522
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	782
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	317
9	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.721%, 05/24/36 (e)	9
	Banc of America Alternative Loan Trust,
370	Series 2003-11, Class 2A1, 6.000%, 01/25/34	385
747	Series 2004-1, Class 1A1, 6.000%, 02/25/34	795
285	Series 2004-6, Class 4A1, 5.000%, 07/25/19	293
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,400
187	Series 2005-7, Class 30PO, PO, 11/25/35	140
1,072	Series 2005-E, Class 4A1, VAR, 2.686%, 03/20/35	1,072
	Banc of America Mortgage Trust,
629	Series 2003-3, Class 1A7, 5.500%, 05/25/33	648
322	Series 2003-4, Class 1B1, 5.500%, 06/25/33	301
97	Series 2003-7, Class A2, 4.750%, 09/25/18	99
102	Series 2004-2, Class 2A4, 5.500%, 03/25/34	100
281	Series 2004-5, Class 3A3, 5.000%, 06/25/19	285
91	Series 2004-5, Class 4A1, 4.750%, 06/25/19	92
3	Series 2004-7, Class 2A2, 5.750%, 08/25/34	3
83	Series 2004-8, Class XPO, PO, 10/25/34	75
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
442	Series 2004-F, Class 1A1, VAR, 2.498%, 07/25/34	446
54	Series 2005-1, Class 15PO, PO, 02/25/20	48
418	Series 2005-1, Class 1A17, 5.500%, 02/25/35	391
302	Series 2005-1, Class 2A1, 5.000%, 02/25/20	310
52	Series 2005-10, Class 15PO, PO, 11/25/20	44
75	Series 2005-11, Class 15PO, PO, 12/25/20	69
	BCAP LLC Trust,
144	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	148
650	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	681
374	Series 2010-RR7, Class 16A1, VAR, 0.815%, 02/26/47 (e)	371
256	Series 2010-RR8, Class 3A3, VAR, 5.059%, 05/26/35 (e)	257
1,354	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,383
166	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.410%, 10/25/33	167
4	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.393%, 03/25/31	4
	CAM Mortgage Trust,
2,247	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,252
1,560	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,567
2,985	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	3,014
	CHL Mortgage Pass-Through Trust,
225	Series 2003-40, Class A3, 4.500%, 10/25/18	230
261	Series 2003-50, Class A1, 5.000%, 11/25/18	265
71	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	71
441	Series 2004-3, Class A25, 5.750%, 04/25/34	448
628	Series 2004-4, Class A13, 5.250%, 05/25/34	642
644	Series 2004-5, Class 2A9, 5.250%, 05/25/34	667
462	Series 2004-8, Class 2A1, 4.500%, 06/25/19	476
319	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	326
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,127
856	Series 2005-22, Class 2A1, VAR, 2.465%, 11/25/35	725
146	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	151

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,391
461	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	470
409	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	420
	Citigroup Mortgage Loan Trust, Inc.,
17	Series 2003-UST1, Class PO3, PO, 12/25/18	17
195	Series 2004-HYB4, Class AA, VAR, 0.485%, 12/25/34	169
349	Series 2004-UST1, Class A3, VAR, 2.133%, 08/25/34	349
1,248	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,255
	Credit Suisse First Boston Mortgage Securities Corp.,
173	Series 2003-29, Class 8A1, 6.000%, 11/25/18	181
1,578	Series 2004-4, Class 5A4, IF, IO, 7.395%, 08/25/34	299
554	Series 2005-1, Class 1A16, 5.500%, 02/25/35	572
117	Series 2005-7, Class 5A1, 4.750%, 08/25/20	118
340	Series 2005-10, Class 10A4, 6.000%, 11/25/35	243
728	Series 2005-10, Class 6A13, 5.500%, 11/25/35	664
265	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	274
	CSMC Trust,
1,500	Series 2010-16, Class A3, VAR, 3.765%, 06/25/50 (e)	1,523
3,774	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	3,619
504	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	503
71	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	50
401	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	404
375	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	378
884	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.197%, 09/25/34	864
	First Horizon Mortgage Pass-Through Trust,
705	Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	706
283	Series 2004-AR7, Class 2A2, VAR, 2.571%, 02/25/35	282
	GMACM Mortgage Loan Trust,
419	Series 2003-J10, Class A1, 4.750%, 01/25/19	418
251	Series 2004-J5, Class A7, 6.500%, 01/25/35	262
417	Series 2005-AR3, Class 3A4, VAR, 2.806%, 06/19/35	412
	GSR Mortgage Loan Trust,
268	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	276
491	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	506
414	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	443
318	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	331
90	Series 2005-5F, Class 8A1, VAR, 0.655%, 06/25/35	87
52	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	50
454	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	429
3,739	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,651
	Impac CMB Trust,
1,009	Series 2004-10, Class 3A1, VAR, 0.855%, 03/25/35	968
623	Series 2004-10, Class 3A2, VAR, 0.955%, 03/25/35	473
17	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	18
	JP Morgan Mortgage Trust,
974	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,007
930	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	938
540	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	547
843	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	844
629	Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	631

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
207	Series 2007-A1, Class 5A2, VAR, 2.576%, 07/25/35	211
256	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	256
195	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	196
	MASTR Alternative Loan Trust,
221	Series 2003-7, Class 4A3, 8.000%, 11/25/18	232
158	Series 2003-8, Class 3A1, 5.500%, 12/25/33	168
293	Series 2003-9, Class 5A1, 4.500%, 12/25/18	299
778	Series 2004-6, Class 6A1, 6.500%, 07/25/34	797
789	Series 2004-6, Class 7A1, 6.000%, 07/25/34	803
109	Series 2004-7, Class 30PO, PO, 08/25/34	84
70	Series 2004-7, Class 3A1, 6.500%, 08/25/34	74
366	Series 2004-8, Class 6A1, 5.500%, 09/25/19	379
497	Series 2004-10, Class 1A1, 4.500%, 09/25/19	506
157	Series 2004-11, Class 8A3, 5.500%, 10/25/19	159
26	Series 2005-1, Class 5A1, 5.500%, 01/25/20	27
	MASTR Asset Securitization Trust,
33	Series 2003-6, Class 8A1, 5.500%, 07/25/33	33
145	Series 2003-10, Class 3A1, 5.500%, 11/25/33	152
45	Series 2003-11, Class 10A1, 5.000%, 12/25/18	45
72	Series 2003-11, Class 3A1, 4.500%, 12/25/18	74
30	Series 2004-6, Class 15PO, PO, 07/25/19	30
226	Series 2004-6, Class 3A1, 5.250%, 07/25/19	230
110	Series 2004-6, Class 4A1, 5.000%, 07/25/19	111
35	Series 2004-8, Class PO, PO, 08/25/19	33
68	Series 2004-10, Class 1A1, 4.500%, 10/25/19	70
580	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	625
208	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	166
	Merrill Lynch Mortgage Investors Trust,
499	Series 2004-C, Class A2, VAR, 0.925%, 07/25/29	470
549	Series 2004-D, Class A3, VAR, 2.099%, 09/25/29	549
	Morgan Stanley Mortgage Loan Trust,
755	Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	796
350	Series 2004-7AR, Class 2A6, VAR, 2.429%, 09/25/34	351
307	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	299
235	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	238
516	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005- AR1, Class 1A1, VAR, 2.577%, 02/25/35	516
1	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	1
1,029	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,088
374	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	393
	RALI Trust,
299	Series 2003-QS14, Class A1, 5.000%, 07/25/18	304
1,754	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,857
572	Series 2004-QS3, Class CB, 5.000%, 03/25/19	585
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,714
	Residential Asset Securitization Trust,
422	Series 2003-A8, Class A1, 3.750%, 10/25/18	424
257	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	229
	RFMSI Trust,
179	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	184
366	Series 2005-SA4, Class 1A1, VAR, 2.700%, 09/25/35	306
2,654	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,504
73	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	74

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
1,212	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.069%, 09/20/34	1,172
	Springleaf Mortgage Loan Trust,
1,631	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	1,654
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	10,203
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,911
411	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	411
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,295
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,252
1,947	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,941
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,207
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,126
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,197
5,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.471%, 02/25/15	5,000
	Structured Adjustable Rate Mortgage Loan Trust,
497	Series 2004-14, Class 1A, VAR, 2.478%, 10/25/34	494
335	Series 2005-5, Class A1, VAR, 0.385%, 05/25/35	333
156	Series 2005-5, Class A2, VAR, 0.385%, 05/25/35	155
	Structured Asset Securities Corp.,
1,865	Series 2003-37A, Class 1A, VAR, 2.587%, 12/25/33	1,847
312	Series 2003-37A, Class 2A, VAR, 3.621%, 12/25/33	312
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,750	Series 2003-26A, Class 3A5, VAR, 2.435%, 09/25/33	3,736
366	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	374
208	Series 2004-7, Class 2A1, VAR, 5.504%, 05/25/24	214
	WaMu Mortgage Pass-Through Certificates Trust,
62	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	63
500	Series 2003-AR8, Class A, VAR, 2.390%, 08/25/33	514
330	Series 2003-AR9, Class 1A6, VAR, 2.406%, 09/25/33	340
10	Series 2003-S4, Class 3A, 5.500%, 06/25/33	10
151	Series 2004-AR3, Class A1, VAR, 2.370%, 06/25/34	153
1,393	Series 2004-AR3, Class A2, VAR, 2.370%, 06/25/34	1,415
268	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	276
268	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	282
1,335	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,399
133	Series 2005-AR2, Class 2A21, VAR, 0.485%, 01/25/45	122
1,294	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,200
789	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	833
421	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	415
	Wells Fargo Mortgage-Backed Securities Trust,
375	Series 2003-17, Class 2A9, PO, 01/25/34	332
554	Series 2003-D, Class A1, VAR, 2.491%, 02/25/33	551
253	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	254
163	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	163
221	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	206
205	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	208
283	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	289
659	Series 2004-K, Class 1A2, VAR, 2.616%, 07/25/34	662
69	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	69

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
227	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	222
843	Series 2004-U, Class A1, VAR, 2.566%, 10/25/34	842
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,197
924	Series 2005-AR16, Class 2A1, VAR, 2.604%, 02/25/34	936
5,039	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	5,069

		144,092

	Total Collateralized Mortgage Obligations (Cost $386,518)	399,080

Commercial Mortgage-Backed Securities — 8.5%
	A10 Securitization LLC,
239	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	238
1,359	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,365
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,000
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,054
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,062
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,184
2,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.555%, 08/15/31 (e)	2,342
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,986
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	502
2,981	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,153
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,754
4,000	Series 2007-2, Class AM, VAR, 5.791%, 04/10/49	4,347
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.469%, 11/10/42	1,743
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,060
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,014
998	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,015
470	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.737%, 06/24/50 (e)	503
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,039
	Bear Stearns Commercial Mortgage Securities Trust,
44	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	43
296	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	297
2,535	Series 2006-PW11, Class A4, VAR, 5.602%, 03/11/39	2,634
74	Series 2006-PW12, Class A4, VAR, 5.891%, 09/11/38	78
236	Series 2006-T24, Class A4, 5.537%, 10/12/41	251
4,000	Series 2007-PW16, Class AM, VAR, 5.898%, 06/11/40	4,371
5,700	Series 2007-PW17, Class AMFL, VAR, 0.843%, 06/11/50 (e)	5,582
20,819	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.226%, 05/15/35	545
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.400%, 07/15/44	7,939
500	Series 2005-CD1, Class AM, VAR, 5.400%, 07/15/44	515
75,976	Series 2007-CD4, Class XC, IO, VAR, 0.549%, 12/11/49 (e)	530
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.754%, 12/15/47 (e)	5,542
	COBALT CMBS Commercial Mortgage Trust,
3,318	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,515
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,568
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,532
1,983	Series 2012-CR2, Class XA, IO, VAR, 2.072%, 08/15/45	201
7,000	Series 2013-CR9, Class D, VAR, 4.401%, 07/10/45 (e)	6,631

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Commercial Mortgage Trust,
2,058	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,058
7,402	Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	7,847
19,593	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.014%, 06/25/40 (e)	2,512
	Credit Suisse Commercial Mortgage Trust,
1,447	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	1,509
121,237	Series 2007-C2, Class AX, IO, VAR, 0.219%, 01/15/49 (e)	308
	Credit Suisse First Boston Mortgage Securities Corp.,
1,981	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,054
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,354
5,000	CSMC Trust, Series 2014-ICE, Class C, VAR, 1.800%, 04/15/27 (e)	5,001
19,726	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.416%, 07/10/44 (e)	924
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	15,973
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,620
76,478	Series K708, Class X1, IO, VAR, 1.637%, 01/25/19	4,212
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,512
539	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	550
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,100
	GS Mortgage Securities Trust,
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	480
5,000	Series 2011-GC5, Class D, VAR, 5.474%, 08/10/44 (e)	5,319
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	845
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.537%, 08/12/37	2,528
120,425	Series 2005-CB11, Class X1, IO, VAR, 0.212%, 08/12/37 (e)	74
2,000	Series 2005-CB13, Class A4, VAR, 5.419%, 01/12/43	2,048
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	203
238,191	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	273
68,211	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	266
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,361
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	619
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	966
19,860	Series 2006-LDP8, Class X, IO, VAR, 0.721%, 05/15/45	157
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,006
10,531	Series 2010-C2, Class XA, IO, VAR, 2.027%, 11/15/43 (e)	637
	LB-UBS Commercial Mortgage Trust,
588	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	590
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,052
396	Series 2006-C1, Class A4, 5.156%, 02/15/31	408
1,020	Series 2006-C4, Class A4, VAR, 6.029%, 06/15/38	1,079
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	595
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,255
4,580	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,944
2,894	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,205
	Merrill Lynch Mortgage Trust,
480	Series 2005-CKI1, Class A6, VAR, 5.462%, 11/12/37	491
1,425	Series 2005-CKI1, Class AM, VAR, 5.462%, 11/12/37	1,470
1,555	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,604
1,750	Series 2005-LC1, Class AJ, VAR, 5.547%, 01/12/44	1,811
2,000	Series 2005-LC1, Class AM, VAR, 5.488%, 01/12/44	2,080
1,755	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,840

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	ML-CFC Commercial Mortgage Trust,
1,606	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	1,667
250	Series 2006-4, Class A3, 5.172%, 12/12/49	265
106,144	Series 2006-4, Class XC, IO, VAR, 0.272%, 12/12/49 (e)	1,181
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,131
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,807
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,110
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	664
1,575	Series 2006-T23, Class AM, VAR, 5.985%, 08/12/41	1,688
72,804	Series 2007-HQ11, Class X, IO, VAR, 0.390%, 02/12/44 (e)	294
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	749
	Morgan Stanley Re-REMIC Trust,
2,744	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,733
893	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	896
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,296
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	2,826
376	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	376
5,000	RAIT Trust, Series 2014-FL3, Class B, VAR, 2.805%, 12/15/31 (e)	5,005
1,308	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,351
215	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.563%, 08/15/39	215
	UBS Commercial Mortgage Trust,
5,210	Series 2012-C1, Class D, VAR, 5.727%, 05/10/45 (e)	5,476
8,963	Series 2012-C1, Class XA, IO, VAR, 2.475%, 05/10/45 (e)	1,079
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,249
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,635
17,326	Series 2012-C2, Class XA, IO, VAR, 1.919%, 05/10/63 (e)	1,400
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,314
	Wachovia Bank Commercial Mortgage Trust,
139	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	139
48	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	47
210	Series 2006-C25, Class A4, VAR, 5.896%, 05/15/43	219
2,852	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,000
85,971	Series 2007-C30, Class XC, IO, VAR, 0.685%, 12/15/43 (e)	865
749	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	749
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,738
6,640	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	6,390

	Total Commercial Mortgage-Backed Securities (Cost $256,673)	256,429

Convertible Bonds — 0.0%
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
102	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
274	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	631

	Total Convertible Bonds (Cost $376)	631

Corporate Bonds — 31.4%
	Consumer Discretionary — 3.9%
	Auto Components — 0.3%
575	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	620
47	Dana Holding Corp., 6.750%, 02/15/21	50
1,175	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	1,272
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,050
1,000	5.875%, 02/01/22	1,020
2,015	6.000%, 08/01/20	2,098

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	326
280	4.950%, 07/02/64	286
890	5.700%, 03/01/41	1,051

		8,773

	Automobiles — 0.5%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
1,392	8.000%, 06/15/19	1,475
1,537	8.250%, 06/15/21	1,714
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,515
560	8.500%, 01/18/31 (m)	849
	General Motors Co.,
1,585	3.500%, 10/02/18	1,625
349	4.000%, 04/01/25	349
1,500	4.875%, 10/02/23	1,590
1,425	5.000%, 04/01/35	1,440
1,425	5.200%, 04/01/45	1,465
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,014
657	4.250%, 11/15/19 (e)	669
150	5.625%, 02/01/23 (e)	158
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		13,863

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	427

	Diversified Consumer Services — 0.1%
	Service Corp. International,
665	5.375%, 05/15/24	685
963	7.625%, 10/01/18 (m)	1,081
1,420	8.000%, 11/15/21	1,665

		3,431

	Hotels, Restaurants & Leisure — 0.4%
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	290
850	Choice Hotels International, Inc., 5.750%, 07/01/22	910
2,363	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (e)	1,382
900	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	916
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	452
	MGM Resorts International,
675	10.000%, 11/01/16	759
825	11.375%, 03/01/18	992
215	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	215
340	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	342
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	877
858	Vail Resorts, Inc., 6.500%, 05/01/19	894
2,796	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	2,762

		10,791

	Household Durables — 0.3%
400	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	424
1,037	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,089
1,000	D.R. Horton, Inc., 4.375%, 09/15/22	990
	Lennar Corp.,
1,028	4.500%, 06/15/19	1,028
286	4.500%, 11/15/19	286
270	6.950%, 06/01/18	297
1,015	Series B, 12.250%, 06/01/17	1,231
1,124	M/I Homes, Inc., 8.625%, 11/15/18	1,175
565	Meritage Homes Corp., 7.000%, 04/01/22	614
	Standard Pacific Corp.,
207	5.875%, 11/15/24	208
790	8.375%, 01/15/21	913
166	10.750%, 09/15/16	190
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	417
879	5.875%, 02/15/22	952
390	6.750%, 11/01/19	439
324	WCI Communities, Inc., 6.875%, 08/15/21	328

		10,581

	Internet & Catalog Retail — 0.2%
	Netflix, Inc.,
679	5.375%, 02/01/21	709
370	5.750%, 03/01/24 (e)	384

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet & Catalog Retail — continued
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,347
170	5.125%, 07/02/22	179
75	7.375%, 10/15/20 (e)	79
3,012	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,466

		5,164

	Media — 1.7%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38 (m)	775
800	7.750%, 01/20/24 (m)	1,035
200	7.850%, 03/01/39	291
147	8.875%, 04/26/23 (m)	198
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d) (m)	15
2,362	Cablevision Systems Corp., 8.000%, 04/15/20	2,716
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
595	5.250%, 02/15/22 (e)	610
95	5.625%, 02/15/24 (e)	98
	CCOH Safari LLC,
164	5.500%, 12/01/22	166
375	5.750%, 12/01/24	377
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	224
209	Series B, 6.500%, 11/15/22	218
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22 (m)	346
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,884
850	5.900%, 03/15/16 (m)	906
240	6.300%, 11/15/17 (m)	274
435	6.500%, 11/15/35 (m)	575
177	6.550%, 07/01/39	238
471	CSC Holdings LLC, 6.750%, 11/15/21	522
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	586
580	6.000%, 08/15/40	655
281	Discovery Communications LLC, 4.950%, 05/15/42	284
	DISH DBS Corp.,
2,441	5.875%, 11/15/24 (e)	2,459
5,422	6.750%, 06/01/21	5,890
1,861	7.875%, 09/01/19	2,126
	Gannett Co., Inc.,
434	5.125%, 07/15/20	448
385	5.500%, 09/15/24 (e)	390
1,250	6.375%, 10/15/23	1,346
1,000	Historic TW, Inc., 9.150%, 02/01/23 (m)	1,365
	iHeartCommunications, Inc.,
340	9.000%, 12/15/19	334
1,500	9.000%, 03/01/21	1,463
470	Liberty Interactive LLC, 8.250%, 02/01/30 (m)	518
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,245
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,021
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	659
1,221	5.000%, 04/15/22 (e)	1,230
	Numericable-SFR, (France),
242	4.875%, 05/15/19 (e)	239
2,308	6.000%, 05/15/22 (e)	2,345
207	6.250%, 05/15/24 (e)	211
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,027
565	5.875%, 10/01/20 (e)	597
890	6.000%, 07/15/24 (e)	919
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,048
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,066
280	4.700%, 10/15/19	306
200	6.500%, 07/15/18	230
335	Time Warner Cable, Inc., 7.300%, 07/01/38	453
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23 (m)	562
1,445	8.375%, 07/15/33 (m)	2,138
182	Time Warner, Inc., 5.375%, 10/15/41	199
	Univision Communications, Inc.,
500	6.750%, 09/15/22 (e)	550
250	7.875%, 11/01/20 (e)	270
70	Viacom, Inc., 4.375%, 03/15/43	65
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	251
1,227	5.375%, 06/15/24 (e)	1,254
	Walt Disney Co. (The),
437	1.850%, 05/30/19	436

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
500	Series B, 5.875%, 12/15/17 (m)	568

		52,221

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	241
747	Claire’s Stores, Inc., 8.875%, 03/15/19	631
240	CST Brands, Inc., 5.000%, 05/01/23	242
1,000	Home Depot, Inc. (The), 2.000%, 06/15/19	1,003
	L Brands, Inc.,
400	5.625%, 02/15/22	431
1,900	5.625%, 10/15/23	2,066
1,600	8.500%, 06/15/19	1,896
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	135
951	Series B, 7.110%, 05/15/37 (m)	1,313
660	Neebo, Inc., 15.000%, 06/30/16 (e)	693
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	472
	Sally Holdings LLC/Sally Capital, Inc.,
246	5.500%, 11/01/23	258
1,571	5.750%, 06/01/22	1,658

		11,039

	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,329	PVH Corp., 4.500%, 12/15/22	1,323

	Total Consumer Discretionary	117,613

	Consumer Staples — 1.5%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18 (m)	363
550	5.750%, 04/01/36 (m)	663
280	7.550%, 10/01/30 (m)	393
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,003
1,225	3.700%, 02/01/24	1,275
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	496
50	7.750%, 01/15/19	61
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,038
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	107
216	4.250%, 05/01/23	215
396	4.750%, 11/15/24	404
1,165	6.000%, 05/01/22	1,289
200	7.250%, 05/15/17 (m)	224
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15 (m)	599
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35 (m)	1,427
365	8.000%, 09/15/22 (m)	485
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	677
	PepsiCo, Inc.,
572	3.000%, 08/25/21	587
70	7.900%, 11/01/18	86

		11,392

	Food & Staples Retailing — 0.3%
68	CVS Health Corp., 5.750%, 06/01/17 (m)	75
1,125	Ingles Markets, Inc., 5.750%, 06/15/23	1,149
	Kroger Co. (The),
215	6.400%, 08/15/17 (m)	242
1,162	7.500%, 04/01/31 (m)	1,554
300	Series B, 7.700%, 06/01/29 (m)	404
430	New Albertsons, Inc., 8.700%, 05/01/30 (m)	417
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,609
	Sysco Corp.,
268	3.000%, 10/02/21	273
183	4.500%, 10/02/44	193
182	Walgreen Co., 1.800%, 09/15/17	183
345	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	351
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,021
300	2.550%, 04/11/23	295
1,500	3.625%, 07/08/20	1,608
160	5.250%, 09/01/35 (m)	190
1,000	6.200%, 04/15/38	1,317
260	7.550%, 02/15/30 (m)	376

		11,257

	Food Products — 0.7%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	341
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	813
148	Bunge N.A. Finance LP, 5.900%, 04/01/17 (m)	162
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	355
800	3.300%, 03/01/22 (e)	829
200	6.000%, 11/27/17 (e) (m)	225
360	6.625%, 09/15/37 (e) (m)	493
1,000	7.350%, 03/06/19 (e)	1,210
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	331
135	3.250%, 09/15/22	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
2,060	Darling Ingredients, Inc., 5.375%, 01/15/22	2,081
	H.J. Heinz Co.,
2,535	4.250%, 10/15/20	2,567
153	6.375%, 07/15/28 (m)	164
277	H.J. Heinz Finance Co., 6.750%, 03/15/32 (m)	298
	JBS USA LLC/JBS USA Finance, Inc.,
1,368	5.875%, 07/15/24 (e)	1,392
2,447	7.250%, 06/01/21 (e)	2,594
930	8.250%, 02/01/20 (e)	991
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	443
488	5.000%, 06/04/42	528
599	6.125%, 08/23/18	688
575	6.875%, 01/26/39	748
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	467
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	609
1,511	5.875%, 08/01/21 (e)	1,601
175	7.750%, 07/01/17 (m)	195
138	WhiteWave Foods Co. (The), 5.375%, 10/01/22	145

		20,403

	Household Products — 0.1%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	582
1,000	6.125%, 08/01/17 (m)	1,129
607	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21 (m)	757

		2,468

	Total Consumer Staples	45,520

	Energy — 3.9%
	Energy Equipment & Services — 0.5%
303	Baker Hughes, Inc., 5.125%, 09/15/40	335
	Diamond Offshore Drilling, Inc.,
750	3.450%, 11/01/23	706
70	5.875%, 05/01/19	72
280	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	249
	Halliburton Co.,
250	7.450%, 09/15/39	345
275	7.600%, 08/15/96 (e) (m)	415
700	8.750%, 02/15/21 (m)	897
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	444
100	2.600%, 12/01/22	96
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	93
255	Parker Drilling Co., 6.750%, 07/15/22	199
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	552
208	PHI, Inc., 5.250%, 03/15/19	192
	Precision Drilling Corp., (Canada),
699	5.250%, 11/15/24 (e)	594
1,097	6.500%, 12/15/21	1,042
360	6.625%, 11/15/20	350
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	227
1,210	3.650%, 12/01/23	1,270
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	699
1,797	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	1,581
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,088
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	633
1,270	Unit Corp., 6.625%, 05/15/21	1,219

		14,298

	Oil, Gas & Consumable Fuels — 3.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,611
290	5.875%, 04/15/21	302
3,000	6.125%, 07/15/22	3,180
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31 (m)	223
278	Anadarko Holding Co., 7.150%, 05/15/28 (m)	348
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	415
100	7.950%, 06/15/39	141
225	8.700%, 03/15/19	282
250	ANR Pipeline Co., 9.625%, 11/01/21 (m)	346
235	Antero Resources Corp., 5.125%, 12/01/22 (e)	228
	Antero Resources Finance Corp.,
180	5.375%, 11/01/21	178
450	6.000%, 12/01/20	457
775	Apache Corp., 6.900%, 09/15/18	903

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	276
300	5.625%, 06/01/24 (e)	269
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	205
589	1.375%, 05/10/18	581
385	3.245%, 05/06/22	384
1,800	3.535%, 11/04/24	1,798
612	3.814%, 02/10/24	629
515	4.750%, 03/10/19	570
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31 (m)	298
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,100
	California Resources Corp.,
505	5.000%, 01/15/20 (e)	455
603	5.500%, 09/15/21 (e)	541
1,378	6.000%, 11/15/24 (e)	1,229
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38 (m)	394
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	121
404	4.450%, 09/15/42	384
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	166
1,777	4.875%, 04/15/22	1,759
440	5.375%, 06/15/21	452
1,540	5.750%, 03/15/23	1,632
888	6.125%, 02/15/21	961
520	6.500%, 08/15/17 (m)	557
540	Chevron Corp., 2.355%, 12/05/22	525
	Cimarex Energy Co.,
500	4.375%, 06/01/24	494
440	5.875%, 05/01/22	466
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	412
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,069
	Concho Resources, Inc.,
450	5.500%, 10/01/22	459
545	6.500%, 01/15/22	563
1,460	7.000%, 01/15/21	1,507
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31 (m)	300
	ConocoPhillips,
275	5.750%, 02/01/19	316
750	6.500%, 02/01/39	998
410	7.000%, 03/30/29 (m)	532
300	ConocoPhillips Holding Co., 6.950%, 04/15/29 (m)	403
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22 (e)	469
350	6.375%, 03/01/21	364
570	8.250%, 04/01/20	600
	Crestwood Midstream Partners
	LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	394
364	6.125%, 03/01/22	362
236	Devon Energy Corp., 3.250%, 05/15/22	236
270	Devon Financing Corp. LLC, 7.875%, 09/30/31 (m)	372
	Ecopetrol S.A., (Colombia),
96	4.125%, 01/16/25	93
110	5.875%, 05/28/45	109
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	172
	Encana Corp., (Canada),
150	6.500%, 05/15/19	175
215	6.625%, 08/15/37 (m)	260
2,000	Energy Transfer Equity LP, 5.875%, 01/15/24	2,120
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,329
	Enterprise Products Operating LLC,
1,252	2.550%, 10/15/19	1,254
582	3.750%, 02/15/25	591
	EOG Resources, Inc.,
472	2.625%, 03/15/23	456
1,700	4.100%, 02/01/21	1,825
200	6.875%, 10/01/18	237
255	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	266
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	336
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	670
220	7.625%, 04/15/21 (e)	229
1,100	8.000%, 02/15/20 (e)	1,144
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	347
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	192
400	Reg. S, 5.750%, 04/30/43	374
355	Reg. S, 7.000%, 05/05/20	394

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
		Kinder Morgan, Inc.,
	1,565	5.000%, 02/15/21 (e)	1,671
	565	5.625%, 11/15/23 (e)	619
	150	7.000%, 06/15/17 (m)	168
	410	Marathon Oil Corp., 6.000%, 10/01/17 (m)	459
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	732	4.500%, 07/15/23	713
	352	4.875%, 12/01/24	347
	3,000	5.500%, 02/15/23	3,075
	324	6.250%, 06/15/22	340
	415	6.750%, 11/01/20	435
		MEG Energy Corp., (Canada),
	186	6.375%, 01/30/23 (e)	164
	195	7.000%, 03/31/24 (e)	177
	173	Murphy Oil U.S.A., Inc., 6.000%, 08/15/23	183
	185	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	189
		Newfield Exploration Co.,
	625	5.750%, 01/30/22	670
	750	6.875%, 02/01/20	776
	281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	284
		Noble Energy, Inc.,
	583	3.900%, 11/15/24	586
	286	5.050%, 11/15/44	287
	504	Occidental Petroleum Corp., 2.700%, 02/15/23	487
		Peabody Energy Corp.,
	625	6.000%, 11/15/18	595
	325	6.500%, 09/15/20	305
		Pertamina Persero PT, (Indonesia),
	400	5.250%, 05/23/21 (e)	423
	200	6.000%, 05/03/42 (e)	203
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	525
	335	7.875%, 06/15/26 (m)	459
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	10
	120	4.875%, 01/24/22	128
	80	4.875%, 01/18/24	85
	115	5.500%, 01/21/21	127
	60	5.500%, 06/27/44 (e)	62
	78	5.750%, 03/01/18	86
	60	6.375%, 01/23/45	69
	120	6.500%, 06/02/41	139
	465	6.625%, 06/15/35 (m)	544
MXN	355	7.650%, 11/24/21 (e)	27
	30	VAR, 2.251%, 07/18/18	31
		QEP Resources, Inc.,
	286	5.250%, 05/01/23	269
	475	5.375%, 10/01/22	451
	1,315	6.875%, 03/01/21	1,381
		Range Resources Corp.,
	456	5.000%, 08/15/22	471
	391	5.000%, 03/15/23	389
	200	5.750%, 06/01/21	210
	61	6.750%, 08/01/20	64
		Regency Energy Partners LP/Regency Energy Finance Corp.,
	167	4.500%, 11/01/23	157
	1,420	5.000%, 10/01/22	1,392
	2,635	5.500%, 04/15/23	2,635
	348	5.875%, 03/01/22	358
	770	6.500%, 07/15/21	801
		Rosetta Resources, Inc.,
	596	5.875%, 06/01/22	572
	491	5.875%, 06/01/24	462
	1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,534
	500	Seventy Seven Operating LLC, 6.625%, 11/15/19	448
	200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	216
		SM Energy Co.,
	424	5.000%, 01/15/24	389
	427	6.500%, 11/15/21	434
	15	6.500%, 01/01/23	15
	1,844	6.625%, 02/15/19	1,886
	340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	340
	145	Spectra Energy Capital LLC, 7.500%, 09/15/38	189
	200	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 4.750%, 03/13/23	194
		Statoil ASA, (Norway),
	263	2.450%, 01/17/23	253
	2,179	2.650%, 01/15/24	2,082
	373	2.900%, 11/08/20	382
	417	3.150%, 01/23/22	428
	435	7.150%, 11/15/25 (m)	588
	815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,082

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
464	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	481
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	694
125	5.850%, 02/01/37 (m)	120
125	6.250%, 02/01/38 (m)	126
120	7.750%, 06/01/19	141
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	477
1,840	5.250%, 05/01/23	1,877
300	6.375%, 08/01/22	318
400	6.875%, 02/01/21	423
164	Tesoro Corp., 5.125%, 04/01/24	163
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	299
1,472	5.875%, 10/01/20	1,494
1,400	6.125%, 10/15/21	1,428
282	6.250%, 10/15/22 (e)	288
640	Tosco Corp., 8.125%, 02/15/30 (m)	932
	Total Capital International S.A., (France),
206	1.550%, 06/28/17	208
3,165	2.750%, 06/19/21	3,197
	TransCanada PipeLines Ltd., (Canada),
285	2.500%, 08/01/22	274
340	3.750%, 10/16/23	351
1,000	6.200%, 10/15/37 (m)	1,198
606	7.250%, 08/15/38	813
	Ultra Petroleum Corp., (Canada),
410	5.750%, 12/15/18 (e)	398
493	6.125%, 10/01/24 (e)	449
189	Western Refining, Inc., 6.250%, 04/01/21	184
830	Whiting Petroleum Corp., 5.000%, 03/15/19	807
	WPX Energy, Inc.,
475	5.250%, 01/15/17	494
484	5.250%, 09/15/24	467
2,207	6.000%, 01/15/22	2,248

		102,658

	Total Energy	116,956

	Financials — 8.1%
	Banks — 3.3%
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	114
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	718
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	560
	Bank of America Corp.,
143	3.300%, 01/11/23	143
700	3.625%, 03/17/16	723
960	4.000%, 04/01/24	1,004
473	4.250%, 10/22/26	476
1,540	5.000%, 05/13/21	1,717
1,275	5.625%, 07/01/20	1,462
695	Series L, 5.650%, 05/01/18	778
500	6.400%, 08/28/17 (m)	562
1,825	6.500%, 08/01/16	1,982
1,710	6.875%, 04/25/18	1,983
1,500	Series F, 6.975%, 03/07/37 (m)	1,863
500	7.800%, 09/15/16 (m)	555
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	212
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,286
880	Bank of Nova Scotia (The), (Canada), 1.375%, 12/18/17	876
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	682
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	206
980	6.050%, 12/04/17 (e) (m)	1,088
1,063	7.625%, 11/21/22	1,173
	BB&T Corp.,
783	1.600%, 08/15/17	786
1,250	3.950%, 04/29/16	1,305
500	5.250%, 11/01/19 (m)	564
150	6.850%, 04/30/19	179
150	Caixa Economica Federal, (Brazil), 2.375%, 11/06/17 (e)	145
2,500	Capital One N.A., 1.500%, 03/22/18	2,472
	CIT Group, Inc.,
716	3.875%, 02/19/19	719
1,004	5.000%, 05/15/17	1,047
2,410	5.000%, 08/15/22	2,485
125	5.250%, 03/15/18	132
1,683	5.375%, 05/15/20	1,788
1,295	5.500%, 02/15/19 (e)	1,373
1,397	6.625%, 04/01/18 (e)	1,523
	Citigroup, Inc.,
629	3.375%, 03/01/23	636
56	4.587%, 12/15/15	58
227	4.750%, 05/19/15	231

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
71	5.375%, 08/09/20	81
24	6.000%, 08/15/17 (m)	27
583	6.010%, 01/15/15	587
838	6.625%, 01/15/28 (m)	1,075
645	6.875%, 06/01/25 (m)	806
1,115	7.000%, 12/01/25	1,422
1,064	8.500%, 05/22/19	1,341
1,045	Comerica Bank, 5.200%, 08/22/17 (m)	1,144
185	Comerica, Inc., 3.000%, 09/16/15	189
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands),
NOK 16,500	3.500%, 04/18/17	2,451
1,045	4.500%, 01/11/21	1,158
500	Fifth Third Bancorp, 5.450%, 01/15/17 (m)	540
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	1,007
650	4.750%, 01/19/21 (e)	727
395	HSBC Bank USA N.A., 6.000%, 08/09/17 (m)	441
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,467
415	4.875%, 01/14/22	465
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	203
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17 (m)	1,428
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,751
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	895
255	3.750%, 03/02/15 (e)	257
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	227
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,877
886	4.875%, 05/13/21 (e)	970
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,160
625	5.250%, 11/15/15 (m)	650
625	5.625%, 02/01/17 (m)	679
	Regions Bank,
390	6.450%, 06/26/37 (m)	479
805	7.500%, 05/15/18	940
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,416
743	2.000%, 10/01/18	757
1,200	2.300%, 07/20/16	1,229
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,429
3,690	6.125%, 12/15/22	4,035
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	899
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,534
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,590
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26 (m)	2,925
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	576
453	2.250%, 11/05/19	455
2,000	U.S. Bancorp, 7.500%, 06/01/26 (m)	2,686
	Wachovia Corp.,
1,555	5.750%, 02/01/18 (m)	1,756
515	SUB, 7.574%, 08/01/26 (m)	680
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,621
2,915	3.300%, 09/09/24	2,941
853	5.606%, 01/15/44	993
1,665	5.625%, 12/11/17 (m)	1,865
1,025	SUB, 3.676%, 06/15/16	1,070
750	Wells Fargo Bank N.A., 6.000%, 11/15/17 (m)	850
942	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,059

		98,887

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,062
440	2.500%, 01/15/16	450
530	4.600%, 01/15/20	590
	BlackRock, Inc.,
381	3.375%, 06/01/22	395
315	3.500%, 03/18/24	323
978	Series 2, 5.000%, 12/10/19	1,114
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,167
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	765
	Credit Suisse, (Switzerland),
775	3.000%, 10/29/21	775
521	3.625%, 09/09/24	532

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	Deutsche Bank AG, (Germany),
1,560	1.350%, 05/30/17	1,557
1,025	3.250%, 01/11/16	1,053
360	E*TRADE Financial Corp., 5.375%, 11/15/22	364
	Goldman Sachs Group, Inc. (The),
1,354	2.550%, 10/23/19	1,353
704	2.625%, 01/31/19	713
1,276	3.300%, 05/03/15	1,290
920	3.625%, 02/07/16	949
326	3.700%, 08/01/15	333
911	3.850%, 07/08/24	933
1,224	4.000%, 03/03/24	1,269
1,191	5.250%, 07/27/21	1,343
819	5.375%, 03/15/20	923
2,380	5.950%, 01/18/18 (m)	2,670
102	Series D, 6.000%, 06/15/20	118
285	6.150%, 04/01/18	323
965	6.750%, 10/01/37 (m)	1,195
205	7.500%, 02/15/19	246
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	802
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,221
200	Israel Electric Corp., Ltd., (Israel), Reg. S, 5.000%, 11/12/24 (e)	203
	Jefferies Group LLC,
950	6.250%, 01/15/36 (m)	1,004
140	6.450%, 06/08/27 (m)	159
325	6.875%, 04/15/21	377
555	8.500%, 07/15/19	681
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	35
1,000	5.750%, 11/17/13 (d)	146
295	8.000%, 08/01/15 (d)	43
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,072
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	737
	Morgan Stanley,
329	1.750%, 02/25/16	333
1,467	3.700%, 10/23/24	1,490
198	4.000%, 07/24/15	202
867	5.000%, 11/24/25	931
243	5.500%, 07/24/20	276
2,450	5.500%, 07/28/21	2,810
310	5.625%, 09/23/19	353
920	5.750%, 01/25/21	1,061
320	5.950%, 12/28/17 (m)	359
1,315	6.000%, 04/28/15	1,344
1,250	6.625%, 04/01/18	1,438
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	652
295	5.875%, 03/15/22 (e)	312
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	202
193	6.700%, 03/04/20	230
740	Northern Trust Co. (The), 5.850%, 11/09/17	831
	State Street Corp.,
459	3.100%, 05/15/23	450
935	3.700%, 11/20/23	980
	UBS AG, (Switzerland),
440	5.750%, 04/25/18	497
262	5.875%, 12/20/17 (m)	295

		45,331

	Consumer Finance — 1.2%
330	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 5.000%, 10/01/21 (e)	343
	Ally Financial, Inc.,
10	4.750%, 09/10/18	10
1,500	6.250%, 12/01/17	1,622
3,502	7.500%, 09/15/20	4,106
1,082	8.000%, 03/15/20	1,282
1,820	8.000%, 11/01/31	2,289
	American Express Credit Corp.,
405	2.375%, 03/24/17	416
861	2.800%, 09/19/16	891
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	454
200	2.125%, 02/28/17 (e)	204
835	7.625%, 10/01/18 (e)	1,011
533	Capital One Financial Corp., 3.500%, 06/15/23	536
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,246
581	2.850%, 06/01/22	582
850	5.450%, 04/15/18 (m)	956
206	First Cash Financial Services, Inc., 6.750%, 04/01/21	214
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	526
639	4.207%, 04/15/16	665

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	437
625	3.250%, 05/15/18	635
640	4.250%, 05/15/23	655
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15 (m)	1,025
400	7.350%, 11/27/32 (m)	512
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,346
	John Deere Capital Corp.,
418	1.550%, 12/15/17	419
290	1.700%, 01/15/20	283
610	2.250%, 04/17/19	618
559	3.350%, 06/12/24	573
515	5.350%, 04/03/18	578
5,660	Navient Corp., 8.450%, 06/15/18	6,396
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,007
555	PACCAR Financial Corp., 1.600%, 03/15/17	562

		36,399

	Diversified Financial Services — 0.9%
2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,671
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d) (i)	15
	Capmark Financial Group, Inc., Escrow,
12,277	0.000%, 05/10/10 (d) (i)	61
950	CME Group, Inc., 3.000%, 09/15/22	968
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,046
525	Countrywide Financial Corp., 6.250%, 05/15/16 (m)	562
802	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	841
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,527
	General Electric Capital Corp.,
633	1.000%, 12/11/15	637
436	1.600%, 11/20/17	440
JPY 100,000	Series 15BR, 2.215%, 11/20/20 (m)	932
4,671	2.300%, 04/27/17	4,809
750	3.150%, 09/07/22	766
294	5.300%, 02/11/21	336
325	5.500%, 01/08/20	376
790	5.625%, 05/01/18	895
3,370	5.875%, 01/14/38 (m)	4,186
1,100	Series A, 6.750%, 03/15/32 (m)	1,475
145	6.875%, 01/10/39	201
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	578
370	MSCI, Inc., 5.250%, 11/15/24 (e)	384
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,067
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	224
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	812
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	140
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	426
500	4.300%, 09/22/19	552
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e) (m)	1,993
300	6.125%, 08/17/26 (e) (m)	378

		28,298

	Insurance — 0.9%
651	Allstate Corp. (The), 3.150%, 06/15/23	654
	Aon Corp.,
191	3.500%, 09/30/15	195
240	6.250%, 09/30/40	299
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	493
475	3.000%, 05/15/22	480
1,000	5.400%, 05/15/18	1,128
500	5.750%, 01/15/40	622
315	Chubb Corp. (The), 5.750%, 05/15/18	358
642	CNA Financial Corp., 5.875%, 08/15/20	739
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	821
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,140
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	455
920	7.800%, 03/15/37 (e) (m)	1,079
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	175
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,030
382	3.125%, 04/14/16 (e)	395
160	MetLife, Inc., 6.750%, 06/01/16	174
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	925

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
400	3.650%, 06/14/18 (e)	426
400	3.875%, 04/11/22 (e)	424
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e) (m)	2,028
1,000	9.375%, 08/15/39 (e)	1,564
	New York Life Global Funding,
1,354	2.150%, 06/18/19 (e)	1,363
250	3.000%, 05/04/15 (e)	253
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	415
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	429
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,750
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,479
175	Principal Financial Group, Inc., 8.875%, 05/15/19	222
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	495
744	2.250%, 10/15/18 (e)	753
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	233
551	VAR, 5.625%, 06/15/43	569
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	462
700	Travelers Property Casualty Corp., 7.750%, 04/15/26 (m)	946

		25,973

	Real Estate Investment Trusts (REITs) — 0.3%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	720
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	350
	Crown Castle International Corp.,
608	4.875%, 04/15/22	608
1,293	5.250%, 01/15/23	1,316
583	DuPont Fabros Technology LP, 5.875%, 09/15/21	605
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,060
300	6.650%, 01/15/18 (m)	331
	HCP, Inc.,
564	2.625%, 02/01/20	561
500	5.375%, 02/01/21	562
367	Potlatch Corp., 7.500%, 11/01/19	417
	Simon Property Group LP,
492	5.650%, 02/01/20	571
675	6.125%, 05/30/18	775
415	6.750%, 02/01/40	569

		9,445

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	358
318	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	320

		678

	Total Financials	245,011

	Health Care — 1.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	677
325	5.150%, 11/15/41	354
400	5.375%, 05/15/43	451
289	5.650%, 06/15/42	336
150	5.700%, 02/01/19	170
618	5.750%, 03/15/40	717
300	6.375%, 06/01/37 (m)	372
130	6.900%, 06/01/38	171
705	Celgene Corp., 3.625%, 05/15/24	716
546	Gilead Sciences, Inc., 3.500%, 02/01/25	562

		4,526

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	111
400	6.000%, 05/15/39	485
160	Hologic, Inc., 6.250%, 08/01/20	166
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	234
517	4.750%, 04/15/23	491
361	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	369
645	Teleflex, Inc., 5.250%, 06/15/24 (e)	648

		2,504

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	225
180	Amsurg Corp., 5.625%, 11/30/20	185
815	Cardinal Health, Inc., 2.400%, 11/15/19	817
550	Catamaran Corp., (Canada), 4.750%, 03/15/21	549
275	Centene Corp., 4.750%, 05/15/22	278
	CHS/Community Health Systems, Inc.,
1,340	5.125%, 08/15/18	1,378
710	5.125%, 08/01/21	730

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
600	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	629
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	372
1,064	5.875%, 01/31/22 (e)	1,152
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	535
1,250	6.500%, 09/15/18 (e)	1,369
1,000	6.875%, 07/15/17 (m)	1,095
	Fresenius Medical Care US Finance II, Inc.,
660	4.125%, 10/15/20 (e)	665
425	4.750%, 10/15/24 (e)	426
	HCA, Inc.,
947	3.750%, 03/15/19	943
850	4.250%, 10/15/19	854
680	4.750%, 05/01/23	684
1,610	5.000%, 03/15/24	1,630
950	5.250%, 04/15/25	979
947	5.875%, 03/15/22	1,030
2,810	6.500%, 02/15/20	3,109
918	HealthSouth Corp., 5.750%, 11/01/24	955
	LifePoint Hospitals, Inc.,
916	5.500%, 12/01/21	950
600	6.625%, 10/01/20	635
460	McKesson Corp., 0.950%, 12/04/15	461
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	310
244	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	257
	Omnicare, Inc.,
630	4.750%, 12/01/22	640
420	5.000%, 12/01/24	428
413	7.750%, 06/01/20	441
	Tenet Healthcare Corp.,
1,328	4.375%, 10/01/21	1,298
750	4.500%, 04/01/21	737
210	4.750%, 06/01/20	213
1,962	6.000%, 10/01/20	2,087
440	6.250%, 11/01/18	476
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	847
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	171
282	4.750%, 08/01/22 (e)	285
588	Ventas Realty LP, 3.750%, 05/01/24	590
	WellPoint, Inc.,
577	3.125%, 05/15/22	576
1,505	3.300%, 01/15/23	1,503

		33,494

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	627

	Pharmaceuticals — 0.3%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,531
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,106
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,201
425	Hospira, Inc., 5.200%, 08/12/20	460
562	Merck & Co., Inc., 2.800%, 05/18/23	560
	Novartis Capital Corp.,
705	3.400%, 05/06/24	730
335	4.400%, 04/24/20	374
	Pfizer, Inc.,
800	3.000%, 06/15/23	804
250	6.200%, 03/15/19	293
604	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	700
	Valeant Pharmaceuticals International, Inc., (Canada),
135	6.375%, 10/15/20 (e)	140
440	6.750%, 08/15/18 (e)	471
555	Wyeth LLC, 5.500%, 02/15/16 (m)	588

		8,958

	Total Health Care	50,109

	Industrials — 3.1%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	576
	Alliant Techsystems, Inc.,
497	5.250%, 10/01/21 (e)	503
400	6.875%, 09/15/20	427
	B/E Aerospace, Inc.,
311	5.250%, 04/01/22	345
225	6.875%, 10/01/20	243
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e) (m)	878
145	6.375%, 06/01/19 (e)	170
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	673
950	4.750%, 04/15/19 (e)	969
921	6.125%, 01/15/23 (e)	946

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	976
228	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	201
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	1,059
280	Raytheon Co., 3.150%, 12/15/24	281
414	Spirit AeroSystems, Inc., 5.250%, 03/15/22	420
700	Triumph Group, Inc., 4.875%, 04/01/21	696
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,670
735	6.125%, 02/01/19	860

		12,893

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30 (m)	347
534	United Parcel Service, Inc., 2.450%, 10/01/22	523
141	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	150

		1,020

	Airlines — 0.2%
949	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	959
1,040	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	1,103
455	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19 (m)	503
266	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	297
783	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	869
53	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	62
274	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	310
259	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	276
306	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	340
722	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19 (m)	824
480	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19 (m)	523

		6,066

	Building Products — 0.2%
	Building Materials Corp. of America,
1,041	5.375%, 11/15/24 (e)	1,041
2,335	6.750%, 05/01/21 (e)	2,513
555	6.875%, 08/15/18 (e)	576
25	7.500%, 03/15/20 (e)	26
375	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	386
	Masco Corp.,
2,432	5.950%, 03/15/22	2,681
95	7.125%, 03/15/20	110

		7,333

	Commercial Services & Supplies — 0.5%
	ADT Corp. (The),
361	3.500%, 07/15/22	316
425	4.125%, 04/15/19	423
1,764	4.125%, 06/15/23	1,601
2,220	6.250%, 10/15/21	2,326
550	Clean Harbors, Inc., 5.125%, 06/01/21	550
	Covanta Holding Corp.,
330	5.875%, 03/01/24	338
1,730	6.375%, 10/01/22	1,838
	Deluxe Corp.,
764	6.000%, 11/15/20	793
600	7.000%, 03/15/19	629
670	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	716
3,910	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e) (m)	3,715
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e) (m)	585
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 01/15/15 (d) (i)	3
1,160	6.500%, 08/01/27 (d) (i)	3
265	9.750%, 01/15/15 (d) (i)	—	(h)
	R.R. Donnelley & Sons Co.,
145	6.500%, 11/15/23	150
875	7.625%, 06/15/20	965
75	7.875%, 03/15/21	84
348	Republic Services, Inc., 3.550%, 06/01/22	358

		15,393

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	304
326	4.375%, 05/08/42	345
	AECOM Technology Corp.,
1,200	5.750%, 10/15/22 (e)	1,257
800	5.875%, 10/15/24 (e)	846
1,730	Dycom Investments, Inc., 7.125%, 01/15/21	1,808
360	Fluor Corp., 3.375%, 09/15/21	370
1,000	MasTec, Inc., 4.875%, 03/15/23	957

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction & Engineering — continued
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,931

		8,893

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	617
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	155
100	7.390%, 12/02/24 (e)	131
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	998
170	5.625%, 11/01/24 (e)	180

		2,081

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	497
	General Electric Co.,
425	0.850%, 10/09/15	427
501	2.700%, 10/09/22	499
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	439
257	3.250%, 11/08/22 (e)	257
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	332
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26 (m)	272

		2,723

	Machinery — 0.3%
415	Actuant Corp., 5.625%, 06/15/22	432
455	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	448
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	776
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,096
	Caterpillar, Inc.,
198	2.600%, 06/26/22	196
680	3.803%, 08/15/42	660
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19 (e)	820
655	3.625%, 04/15/18	652
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,071
165	Ingersoll-Rand Co., 7.200%, 06/01/25 (m)	189
440	Parker Hannifin Corp., 6.250%, 05/15/38	579
438	Parker-Hannifin Corp., 3.300%, 11/21/24	445

		9,364

	Marine — 0.1%
285	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	292
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,454

		1,746

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
244	6.000%, 11/15/22	253
290	6.750%, 10/01/20	305
320	IHS, Inc., 5.000%, 11/01/22 (e)	325

		883

	Road & Rail — 0.5%
228	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	244
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
450	5.125%, 06/01/22 (e)	444
498	5.500%, 04/01/23	503
397	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20 (m)	459
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	161
510	4.375%, 09/01/42	511
220	5.650%, 05/01/17 (m)	243
1,150	6.700%, 08/01/28 (m)	1,473
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37 (m)	1,257
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	199
280	9.450%, 08/01/21 (m)	378
1,075	CSX Corp., 7.375%, 02/01/19	1,300
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	199
250	6.375%, 10/15/17 (e) (m)	283
800	6.700%, 06/01/34 (e) (m)	1,031
591	Hertz Corp. (The), 6.750%, 04/15/19	610
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	216
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	455
1,415	3.250%, 12/01/21	1,460
595	6.000%, 05/23/11	753
576	Ryder System, Inc., 3.600%, 03/01/16	595
	Union Pacific Corp.,
341	4.163%, 07/15/22	375
283	4.300%, 06/15/42	294

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
157	Union Pacific Railroad Co. 2003 Pass- Through Trust, Series 03-1, 4.698%, 01/02/24 (m)	173

		13,616

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
213	6.250%, 12/01/19	228
1,885	7.625%, 04/15/20	2,130
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	205
	International Lease Finance Corp.,
850	4.625%, 04/15/21	865
1,675	6.250%, 05/15/19	1,830
3,595	8.250%, 12/15/20	4,359
675	8.625%, 01/15/22	837
	United Rentals North America, Inc.,
300	5.750%, 07/15/18	314
750	5.750%, 11/15/24	778

		11,546

	Total Industrials	93,557

	Information Technology — 1.8%
	Communications Equipment — 0.2%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,101
216	Brocade Communications Systems, Inc., 4.625%, 01/15/23	210
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	154
500	5.500%, 01/15/40	598
375	5.900%, 02/15/39	463
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	843
387	6.625%, 05/15/39	422

		4,791

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	286
100	7.500%, 01/15/27 (m)	123
500	Brightstar Corp., 7.250%, 08/01/18 (e)	539
292	CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	305
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	821
287	Sanmina Corp., 4.375%, 06/01/19 (e)	284

		2,358

	Internet Software & Services — 0.3%
	eBay, Inc.,
1,741	2.600%, 07/15/22	1,649
750	2.875%, 08/01/21	740
2,500	3.450%, 08/01/24	2,457
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,003
208	5.375%, 01/01/22	209
145	5.750%, 01/01/25	146
1,235	7.000%, 07/15/21	1,394
90	IAC/InterActiveCorp., 4.875%, 11/30/18	92
716	VeriSign, Inc., 4.625%, 05/01/23	703

		8,393

	IT Services — 0.4%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	451
310	Cardtronics, Inc., 5.125%, 08/01/22 (e)	304
	First Data Corp.,
2,834	6.750%, 11/01/20 (e)	3,018
2,706	11.250%, 01/15/21	3,085
180	12.625%, 01/15/21	214
	International Business Machines Corp.,
214	1.250%, 02/06/17	215
1,599	1.625%, 05/15/20	1,545
720	4.000%, 06/20/42	696
770	5.875%, 11/29/32 (m)	969
650	7.000%, 10/30/25 (m)	859
750	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	798

		12,154

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
565	2.700%, 12/15/22	561
1,239	3.300%, 10/01/21	1,300
	Micron Technology, Inc.,
1,100	5.500%, 02/01/25 (e)	1,106
582	5.875%, 02/15/22 (e)	615
475	National Semiconductor Corp., 6.600%, 06/15/17 (m)	539
462	Texas Instruments, Inc., 1.650%, 08/03/19	454

		4,575

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,212
2,080	6.125%, 09/15/23 (e)	2,262

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
	Audatex North America, Inc.,
1,207	6.000%, 06/15/21 (e)	1,252
538	6.125%, 11/01/23 (e)	558
655	Intuit, Inc., 5.750%, 03/15/17 (m)	719
	Microsoft Corp.,
519	2.125%, 11/15/22	505
545	3.625%, 12/15/23	583
595	4.500%, 10/01/40	643
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,770
785	Series NOTE, 2.800%, 07/08/21	796
780	4.300%, 07/08/34	813
241	5.375%, 07/15/40	283
1,030	6.500%, 04/15/38	1,362

		12,758

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,071
1,648	2.400%, 05/03/23	1,607
1,270	2.850%, 05/06/21	1,302
981	Dell, Inc., 3.100%, 04/01/16	991
1,000	EMC Corp., 1.875%, 06/01/18	996
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	548
290	4.375%, 09/15/21	306
250	5.500%, 03/01/18 (m)	278
141	6.000%, 09/15/41	157
	NCR Corp.,
343	5.000%, 07/15/22	335
419	5.875%, 12/15/21	427
1,122	6.375%, 12/15/23	1,167

		9,185

	Total Information Technology	54,214

	Materials — 2.4%
	Chemicals — 0.7%
1,875	Agrium, Inc., (Canada), 5.250%, 01/15/45	1,987
	Ashland, Inc.,
453	3.000%, 03/15/16	456
558	3.875%, 04/15/18	563
1,675	4.750%, 08/15/22	1,683
1,500	Axiall Corp., 4.875%, 05/15/23	1,451
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e) (m)	497
1,520	Celanese US Holdings LLC, 4.625%, 11/15/22	1,524
242	Dow Chemical Co. (The), 4.250%, 11/15/20	261
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	732
168	2.800%, 02/15/23	165
1,175	4.900%, 01/15/41	1,261
625	6.500%, 01/15/28 (m)	809
363	Ecolab, Inc., 1.450%, 12/08/17	362
424	Huntsman International LLC, 5.125%, 11/15/22 (e)	424
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	639
250	6.000%, 11/15/21	294
	Monsanto Co.,
301	4.200%, 07/15/34	310
468	4.700%, 07/15/64	483
	Mosaic Co. (The),
429	3.750%, 11/15/21	446
354	4.250%, 11/15/23	370
429	4.875%, 11/15/41	437
364	5.450%, 11/15/33	404
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	384
210	5.250%, 08/01/23 (e)	220
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	238
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	220
400	Olin Corp., 5.500%, 08/15/22	407
	PolyOne Corp.,
750	5.250%, 03/15/23	755
606	7.375%, 09/15/20	645
375	Praxair, Inc., 5.200%, 03/15/17 (m)	410
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	618
550	8.250%, 01/15/21 (e)	566
477	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	444
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	530
1,305	Union Carbide Corp., 7.750%, 10/01/96 (m)	1,681
	W.R. Grace & Co. - Conn,
300	5.125%, 10/01/21 (e)	311
100	5.625%, 10/01/24 (e)	106

		23,093

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — 0.2%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,665
994	Cemex Finance LLC, 9.660%, 02/14/17 (i)	997
500	Cemex S.A.B. de C.V., (Mexico), 5.700%, 01/11/25 (e)	485
400	Lafarge S.A., (France), 7.125%, 07/15/36 (m)	468
	Vulcan Materials Co.,
475	7.000%, 06/15/18	529
1,871	7.500%, 06/15/21	2,194

		6,338

	Containers & Packaging — 0.3%
	Ball Corp.,
800	4.000%, 11/15/23	768
950	5.000%, 03/15/22	983
865	5.750%, 05/15/21	900
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	356
566	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	94
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	762
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	927
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	578
645	4.875%, 11/15/22	648
	Owens-Brockway Glass Container, Inc.,
335	5.000%, 01/15/22 (e)	339
220	5.375%, 01/15/25 (e)	223
753	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	802
	Sealed Air Corp.,
265	4.875%, 12/01/22 (e)	264
265	5.125%, 12/01/24 (e)	266
275	6.500%, 12/01/20 (e)	302
826	Silgan Holdings, Inc., 5.500%, 02/01/22	847

		9,059

	Metals & Mining — 1.1%
650	AK Steel Corp., 8.750%, 12/01/18	692
	Alcoa, Inc.,
820	5.125%, 10/01/24	864
1,024	5.400%, 04/15/21	1,111
940	5.720%, 02/23/19 (m)	1,040
2,159	5.870%, 02/23/22 (m)	2,393
813	5.900%, 02/01/27 (m)	885
544	6.150%, 08/15/20	615
872	6.750%, 01/15/28 (m)	1,005
450	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	465
	ArcelorMittal, (Luxembourg),
650	5.111%, 02/25/17	678
3,945	6.750%, 02/25/22	4,288
1,000	7.500%, 10/15/39	1,035
1,675	10.350%, 06/01/19	2,039
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17 (m)	631
120	6.500%, 04/01/19	142
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	386
	Commercial Metals Co.,
770	4.875%, 05/15/23	747
785	6.500%, 07/15/17 (m)	842
450	Corp. Nacional del Cobre de Chile, (Chile), 4.875%, 11/04/44 (e)	455
597	First Quantum Minerals Ltd., (Canada), 7.250%, 05/15/22 (e)	582
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	134
256	6.875%, 02/01/18 (e)	240
850	8.250%, 11/01/19 (e)	786
1,010	Freeport-McMoRan, Inc., 2.150%, 03/01/17	1,018
200	Fresnillo plc, (United Kingdom), 5.500%, 11/13/23 (e)	207
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e) (m)	114
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,008
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	368
825	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	800
1,510	Nucor Corp., 6.400%, 12/01/37 (m)	1,859
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35 (m)	718
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	560
1,121	3.750%, 09/20/21	1,164
500	9.000%, 05/01/19	641
	Steel Dynamics, Inc.,
550	5.125%, 10/01/21 (e)	571
440	5.500%, 10/01/24 (e)	462
605	6.125%, 08/15/19	646

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
605	6.375%, 08/15/22	650

		32,841

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	743
750	5.375%, 02/01/25 (e)	757
357	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	349
667	PH Glatfelter Co., 5.375%, 10/15/20	680
750	Sappi Papier Holding GmbH, (Austria), 8.375%, 06/15/19 (e)	817

		3,346

	Total Materials	74,677

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 1.9%
	AT&T, Inc.,
607	0.900%, 02/12/16	607
465	3.875%, 08/15/21	489
1,543	4.300%, 12/15/42	1,462
466	4.350%, 06/15/45	441
1,030	5.350%, 09/01/40	1,115
610	5.500%, 02/01/18 (m)	679
220	5.600%, 05/15/18	247
1,500	6.300%, 01/15/38 (m)	1,817
150	BellSouth Telecommunications LLC, 6.300%, 12/15/15 (m)	151
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,106	6.500%, 04/30/21	1,164
500	7.000%, 01/15/19	521
475	7.250%, 10/30/17	494
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	117
1,000	8.607%, 06/15/30 (m)	1,470
6,963	Embarq Corp., 7.995%, 06/01/36 (m)	7,746
	Frontier Communications Corp.,
100	6.250%, 09/15/21	102
1,482	6.875%, 01/15/25	1,489
685	7.125%, 03/15/19 (m)	750
205	8.125%, 10/01/18	231
215	8.500%, 04/15/20	246
272	8.750%, 04/15/22	313
915	9.000%, 08/15/31 (m)	986
1,798	9.250%, 07/01/21	2,108
590	GTE Corp., 6.940%, 04/15/28 (m)	737
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,252
	Intelsat Jackson Holdings S.A., (Luxembourg),
400	7.250%, 04/01/19	419
1,000	7.250%, 10/15/20	1,061
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,201
643	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	649
	Level 3 Financing, Inc.,
1,109	6.125%, 01/15/21	1,156
3,771	7.000%, 06/01/20	4,030
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	766
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31 (m)	1,214
330	Qwest Corp., 7.250%, 09/15/25 (m)	393
400	Sprint Capital Corp., 8.750%, 03/15/32 (m)	421
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	215
	Telefonica Emisiones S.A.U., (Spain),
50	5.134%, 04/27/20	56
138	5.462%, 02/16/21	156
32	5.877%, 07/15/19	37
	tw telecom holdings, Inc.,
34	5.375%, 10/01/22	38
55	6.375%, 09/01/23	63
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	566
334	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	366
226	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	246
	Verizon Communications, Inc.,
447	3.000%, 11/01/21	448
705	3.450%, 03/15/21	730
590	3.500%, 11/01/24	590
2,102	4.150%, 03/15/24	2,214
482	4.400%, 11/01/34	479
1,868	4.500%, 09/15/20	2,045
2,161	4.862%, 08/21/46 (e)	2,253
367	6.400%, 09/15/33	454
585	6.900%, 04/15/38	760
1,070	Verizon New England, Inc., 7.875%, 11/15/29 (m)	1,400
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30 (m)	2,706

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,575	Virgin Media Finance plc, (United Kingdom), 6.375%, 04/15/23 (e)	1,677
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,239

		58,782

	Wireless Telecommunication Services — 0.8%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	748
1,266	3.125%, 07/16/22	1,258
300	6.125%, 03/30/40	365
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,283
1,000	6.113%, 01/15/20 (e)	1,160
200	ENTEL Chile S.A., (Chile), 4.750%, 08/01/26 (e)	199
4,995	NII Capital Corp., 7.625%, 04/01/21 (d)	849
	NII International Telecom S.C.A., (Luxembourg),
36	7.875%, 08/15/19 (d) (e)	26
162	11.375%, 08/15/19 (d) (e)	119
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	280
2,379	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	2,373
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,156
900	7.000%, 08/15/20	922
1,669	9.000%, 11/15/18 (e)	1,932
	Sprint Corp.,
110	7.125%, 06/15/24	109
88	7.250%, 09/15/21	90
189	7.875%, 09/15/23	198
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	287
306	6.000%, 03/01/23	310
222	6.125%, 01/15/22	226
5,676	6.250%, 04/01/21	5,818
306	6.375%, 03/01/25	311
188	6.464%, 04/28/19	195
146	6.500%, 01/15/24	149
305	6.625%, 11/15/20	316
294	6.625%, 04/01/23	305
265	6.633%, 04/28/21	273
323	6.731%, 04/28/22	334
159	6.836%, 04/28/23	165
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,165
500	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	526

		23,447

	Total Telecommunication Services	82,229

	Utilities — 2.4%
	Electric Utilities — 1.2%
891	Alabama Power Co., 6.125%, 05/15/38	1,182
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,016
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	211
	DTE Electric Co.,
340	3.900%, 06/01/21	367
381	3.950%, 06/15/42	382
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	860
200	5.250%, 01/15/18 (m)	223
1,100	6.050%, 04/15/38	1,449
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	131
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	299
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	607
305	4.100%, 05/15/42	312
90	5.300%, 01/15/19	102
500	6.300%, 04/01/38 (m)	662
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	530
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,339
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15 (m)	589
140	5.950%, 02/01/39	175
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	418
	Hydro-Quebec, (Canada),
842	Series HY, 8.400%, 01/15/22 (m)	1,118
1,028	9.400%, 02/01/21 (m)	1,409
	Instituto Costarricense de Electricidad, (Costa Rica),
200	Reg. S, 6.375%, 05/15/43	172
200	Reg. S, 6.950%, 11/10/21	212
467	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42 (m)	520
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,252

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
860	MidAmerican Energy Co., 5.300%, 03/15/18 (m)	964
	Nevada Power Co.,
446	5.375%, 09/15/40	545
600	7.125%, 03/15/19	722
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	269
398	2.400%, 09/15/19	400
265	7.875%, 12/15/15	284
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	334
	Northern States Power Co.,
173	5.350%, 11/01/39	213
765	6.250%, 06/01/36 (m)	1,029
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	199
267	4.500%, 12/15/41	282
1,010	5.625%, 11/30/17 (m)	1,132
	PacifiCorp,
700	3.850%, 06/15/21	752
880	5.750%, 04/01/37 (m)	1,111
250	Series F, 7.240%, 08/16/23 (m)	312
	PECO Energy Co.,
880	2.375%, 09/15/22	856
1,880	5.350%, 03/01/18 (m)	2,107
360	Potomac Electric Power Co., 6.500%, 11/15/37 (m)	496
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	916
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	299
198	3.200%, 11/15/20	208
35	6.500%, 08/01/38	49
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	211
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37 (m)	1,450
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	174
416	5.375%, 11/01/39	519
1,763	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	1,750
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	110
	Southern California Edison Co.,
450	Series 06-E, 5.550%, 01/15/37 (m)	547
285	Series 08-A, 5.950%, 02/01/38 (m)	368
292	Southern Co. (The), 1.950%, 09/01/16	297
120	Union Electric Co., 8.450%, 03/15/39	202
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	893
490	3.450%, 02/15/24	504
235	6.350%, 11/30/37 (m)	319
670	8.875%, 11/15/38	1,109
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36	Xcel Energy, Inc., 4.800%, 09/15/41	39

		37,682

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,361
649	6.500%, 05/20/21	669
369	Boston Gas Co., 4.487%, 02/15/42 (e)	394
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37 (m)	765
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21	925
2,213	5.625%, 04/15/23	2,257
490	5.750%, 05/15/24	496
371	6.250%, 03/15/22	393
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,528

		8,788

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
240	4.875%, 05/15/23	240
275	5.500%, 03/15/24	280
4,000	7.375%, 07/01/21	4,580
900	VAR, 3.234%, 06/01/19	896
	Calpine Corp.,
531	5.875%, 01/15/24 (e)	564
267	6.000%, 01/15/22 (e)	285
2,710	7.875%, 01/15/23 (e)	3,002
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	—	(h)
	NRG Energy, Inc.,
200	6.250%, 07/15/22	205
425	6.250%, 05/01/24 (e)	435
4,143	6.625%, 03/15/23	4,340
2,000	7.625%, 01/15/18	2,215

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,255

		18,297

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	361
	Consumers Energy Co.,
491	4.350%, 08/31/64	500
925	6.700%, 09/15/19	1,118
	Dominion Resources, Inc.,
46	Series C, 4.900%, 08/01/41	50
785	Series F, 5.250%, 08/01/33 (m)	900
400	7.000%, 06/15/38	546
434	DTE Energy Co., 2.400%, 12/01/19	438
1,470	NiSource Finance Corp., 6.400%, 03/15/18 (m)	1,684
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	270
685	6.000%, 06/01/26 (m)	858
500	6.000%, 06/01/39	663
	Sempra Energy,
406	3.550%, 06/15/24	413
255	6.150%, 06/15/18	292
75	6.500%, 06/01/16	81
589	9.800%, 02/15/19	764

		8,938

	Total Utilities	73,705

	Total Corporate Bonds (Cost $918,093)	953,591

Foreign Government Securities — 1.6%
180	Arab Republic of Egypt, (Egypt), Reg. S, 5.750%, 04/29/20 (m)	194
BRL 70	Brazil Notas do Tesouro Nacional, Serie B, (Brazil), 3,694.348%, 08/15/50 (m)	71
BRL 375	Brazil Notas do Tesouro Nacional, Serie F, (Brazil), 10.000%, 01/01/21 (m)	141
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	211
	Federative Republic of Brazil, (Brazil),
200	2.625%, 01/05/23 (m)	185
200	4.250%, 01/07/25 (m)	205
400	5.000%, 01/27/45 (m)	397
107	7.125%, 01/20/37 (m)	136
36	8.250%, 01/20/34 (m)	50
249	12.250%, 03/06/30 (m)	468
30	Series A, 8.000%, 01/15/18 (m)	33
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e) (m)	200
	Government of Dominican Republic, (Dominican Republic),
240	Reg. S, 5.875%, 04/18/24 (m)	251
220	Reg. S, 7.450%, 04/30/44 (m)	247
100	Reg. S, 7.500%, 05/06/21 (m)	113
186	Reg. S, 9.040%, 01/23/18 (m)	202
	Government of Jamaica, (Jamaica),
380	8.000%, 06/24/19 (m)	410
100	8.000%, 03/15/39 (m)	101
100	9.250%, 10/17/25 (m)	116
99	10.625%, 06/20/17 (m)	114
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33 (m)	2,630
	Kingdom of Morocco, (Morocco),
200	Reg. S, 4.250%, 12/11/22 (m)	205
400	Reg. S, 5.500%, 12/11/42 (m)	416
230	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23 (m)	247
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20 (m)	867
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19 (m)	3,655
300	Province of Quebec, (Canada), Series A, 6.350%, 01/30/26 (m)	385
	Provincia de Buenos Aires, (Argentina),
100	Reg. S, 9.625%, 04/18/28 (m)	86
240	Reg. S, 10.875%, 01/26/21 (m)	221
300	Provincia de Cordoba, (Argentina), Reg. S, 12.375%, 08/17/17 (m)	276
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18 (m)	1,312
	Republic of Argentina, (Argentina),
43	7.000%, 10/03/15 (m)	43
40	8.750%, 05/07/24 (m)	38
240	Series LOC, 8.280%, 12/31/33 (m)	203
	Republic of Belarus, (Belarus),
241	Reg. S, 8.750%, 08/03/15 (m)	245
100	Reg. S, 8.950%, 01/26/18 (m)	107
	Republic of Belize, (Belize),
126	Reg. S, SUB, 5.000%, 02/20/38 (m)	95
38	SUB, 5.000%, 02/20/38 (e) (m)	29
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23 (m)	188
100	7.375%, 01/27/17 (m)	112
100	7.375%, 03/18/19 (m)	120
240	7.375%, 09/18/37 (m)	325
240	8.125%, 05/21/24 (m)	321

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
370	10.375%, 01/28/33 (m)	586
330	Republic of Costa Rica, (Costa Rica), Reg. S, 4.250%, 01/26/23 (m)	312
	Republic of Croatia, (Croatia),
200	Reg. S, 6.250%, 04/27/17 (m)	215
200	6.375%, 03/24/21 (e) (m)	221
100	Reg. S, 6.750%, 11/05/19 (m)	111
	Republic of Ecuador, (Ecuador),
200	Reg. S, 7.950%, 06/20/24 (m)	206
300	Reg. S, 9.375%, 12/15/15 (m)	306
	Republic of El Salvador, (El Salvador),
228	Reg. S, 5.875%, 01/30/25	229
60	Reg. S, 6.375%, 01/18/27 (m)	62
130	Reg. S, 7.375%, 12/01/19 (m)	145
65	Reg. S, 7.650%, 06/15/35 (m)	72
130	Reg. S, 7.750%, 01/24/23 (m)	148
59	Reg. S, 8.250%, 04/10/32 (m)	69
200	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22 (m)	220
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20 (m)	454
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23 (m)	274
808	5.375%, 03/25/24 (m)	884
HUF 24,200	5.500%, 06/24/25 (m)	115
236	5.750%, 11/22/23 (m)	261
278	6.250%, 01/29/20 (m)	315
188	6.375%, 03/29/21 (m)	215
150	7.625%, 03/29/41 (m)	201
110	7.625%, 03/29/41	148
	Republic of Iceland, (Iceland),
100	Reg. S, 4.875%, 06/16/16 (m)	105
100	5.875%, 05/11/22 (e) (m)	113
210	Reg. S, 5.875%, 05/11/22 (m)	236
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23 (m)	192
100	Reg. S, 5.875%, 03/13/20 (m)	112
490	5.875%, 01/15/24 (e) (m)	565
200	Reg. S, 6.750%, 01/15/44 (m)	249
200	Reg. S, 8.500%, 10/12/35 (m)	281
100	Reg. S, 11.625%, 03/04/19 (m)	134
250	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28 (m)	218
	Republic of Ivory Coast, (Ivory Coast),
200	5.375%, 07/23/24 (e) (m)	193
300	Reg. S, SUB, 5.750%, 12/31/32 (m)	290
200	Republic of Kazakhstan, (Kazakhstan), 3.875%, 10/14/24 (e) (m)	195
	Republic of Kenya, (Kenya),
200	6.875%, 06/24/24 (e) (m)	214
200	Reg. S, 6.875%, 06/24/24 (m)	214
	Republic of Lebanon, (Lebanon),
200	6.375%, 03/09/20 (m)	209
110	Reg. S, 6.600%, 11/27/26 (m)	114
1,145	Reg. S, 8.250%, 04/12/21 (m)	1,314
80	9.000%, 03/20/17 (m)	88
	Republic of Lithuania, (Lithuania),
130	Reg. S, 5.125%, 09/14/17 (m)	142
300	Reg. S, 6.125%, 03/09/21 (m)	354
200	Reg. S, 6.625%, 02/01/22 (m)	245
309	Reg. S, 7.375%, 02/11/20 (m)	376
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21 (m)	214
500	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17 (m)	514
	Republic of Panama, (Panama),
400	4.000%, 09/22/24 (m)	408
410	6.700%, 01/26/36 (m)	520
120	8.875%, 09/30/27 (m)	173
220	9.375%, 04/01/29 (m)	330
200	Republic of Paraguay, (Paraguay), Reg. S, 6.100%, 08/11/44 (m)	213
	Republic of Peru, (Peru),
150	7.350%, 07/21/25 (m)	200
398	8.750%, 11/21/33 (m)	621
	Republic of Philippines, (Philippines),
260	6.375%, 10/23/34 (m)	344
130	6.500%, 01/20/20 (m)	155
490	7.750%, 01/14/31 (m)	700
100	9.500%, 02/02/30 (m)	161
210	10.625%, 03/16/25 (m)	335
	Republic of Poland, (Poland),
120	3.000%, 03/17/23 (m)	120
150	4.000%, 01/22/24 (m)	158
229	5.000%, 03/23/22 (m)	258
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e) (m)	116
60	Reg. S, 4.375%, 08/22/23 (m)	63
182	Reg. S, 4.875%, 01/22/24 (m)	198
118	Reg. S, 6.125%, 01/22/44 (m)	142
306	6.750%, 02/07/22 (e) (m)	368
RON 350	Series 10Y, 5.850%, 04/26/23 (m)	114
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24 (m)	199
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e) (m)	312

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
55	Reg. S, SUB, 6.750%, 11/01/24 (m)	56
400	Reg. S, 7.250%, 09/28/21 (m)	457
	Republic of Slovenia, (Slovenia),
200	Reg. S, 5.500%, 10/26/22 (m)	222
210	Reg. S, 5.850%, 05/10/23 (m)	239
	Republic of South Africa, (South Africa),
250	4.665%, 01/17/24 (m)	263
100	5.500%, 03/09/20	110
200	5.500%, 03/09/20 (m)	220
750	5.875%, 09/16/25 (m)	857
ZAR 5,550	8.750%, 02/28/48 (m)	515
ZAR 13,700	Series R207, 7.250%, 01/15/20 (m)	1,253
	Republic of Sri Lanka, (Sri Lanka),
300	6.250%, 10/04/20 (e) (m)	322
300	Reg. S, 6.250%, 10/04/20 (m)	321
	Republic of Turkey, (Turkey),
250	5.750%, 03/22/24 (m)	281
285	6.000%, 01/14/41 (m)	327
200	6.625%, 02/17/45 (m)	249
182	6.750%, 04/03/18 (m)	205
115	6.875%, 03/17/36 (m)	145
170	7.000%, 03/11/19 (m)	197
295	7.375%, 02/05/25 (m)	371
	Republic of Ukraine, (Ukraine),
300	Reg. S, 6.580%, 11/21/16 (m)	230
200	Reg. S, 7.500%, 04/17/23 (m)	146
100	Reg. S, 7.750%, 09/23/20 (m)	76
200	Reg. S, 7.950%, 02/23/21 (m)	154
200	Reg. S, 9.250%, 07/24/17 (m)	157
	Republic of Uruguay, (Uruguay),
99	7.875% (cash), 01/15/33 (m)	137
50	5.100%, 06/18/50 (m)	50
379	7.625%, 03/21/36 (m)	519
	Republic of Venezuela, (Venezuela),
291	Reg. S, 6.000%, 12/09/20 (m)	147
179	7.650%, 04/21/25 (m)	90
30	Reg. S, 7.750%, 10/13/19 (m)	16
50	Reg. S, 8.250%, 10/13/24	26
	Republic of Vietnam, (Vietnam),
200	4.800%, 11/19/24 (e) (m)	203
200	Reg. S, 6.750%, 01/29/20 (m)	225
200	Republic of Zambia, (Zambia), 8.500%, 04/14/24 (e) (m)	224
	Russian Federation, (Russia),
200	Reg. S, 3.250%, 04/04/17 (m)	199
200	Reg. S, 4.875%, 09/16/23 (m)	192
200	Reg. S, 5.625%, 04/04/42 (m)	188
672	Reg. S, SUB, 7.500%, 03/31/30 (m)	738
160	Reg. S, 12.750%, 06/24/28 (m)	251
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17 (m)	1,381
	United Mexican States, (Mexico),
974	3.600%, 01/30/25 (m)	976
200	3.625%, 03/15/22 (m)	207
50	Series A, 6.750%, 09/27/34 (m)	65
MXN 1,320	Series M, 7.750%, 11/23/34 (m)	108
MXN 1,130	Series M 20, 10.000%, 12/05/24 (m)	107

	Total Foreign Government Securities (Cost $48,086)	48,251

Mortgage Pass-Through Securities — 18.9%
	Federal Home Loan Mortgage Corp.,
31	ARM, 2.000%, 08/01/36	31
228	ARM, 2.050%, 10/01/36	241
70	ARM, 2.099%, 05/01/37	74
468	ARM, 2.302%, 10/01/37	502
201	ARM, 2.665%, 03/01/36	216
520	ARM, 3.033%, 03/01/36	564
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,120	4.000%, 02/01/26	3,336
250	4.500%, 10/01/18	263
25	5.000%, 05/01/18	27
2,689	5.500%, 01/01/21 - 12/01/24	2,942
188	6.000%, 11/01/21	202
20	7.500%, 01/01/17	20
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7,326	4.000%, 01/01/32	7,915
2,186	6.000%, 02/01/28	2,473
400	6.500%, 11/01/22	455
258	7.000%, 01/01/27	296
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
17,769	3.000%, 12/01/42 - 02/01/43	17,987
88	4.000%, 09/01/33	94
1,702	4.500%, 05/01/41	1,857
29	6.000%, 02/01/29	33
553	6.500%, 01/01/24 - 11/01/36	630
559	7.000%, 09/01/24 - 10/01/36	632
57	7.500%, 10/01/19 - 02/01/27	61
78	8.000%, 08/01/27	91
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,443	7.500%, 01/01/32 - 12/01/36	1,741

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
254		10.000%, 10/01/30	288
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
13,941		3.500%, 09/01/32 - 06/01/42	14,607
4,083		4.000%, 06/01/42 - 10/01/42	4,393
5		7.000%, 03/01/16	5
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
118		ARM, 1.712%, 07/01/37	123
222		ARM, 2.043%, 07/01/37	231
83		ARM, 2.065%, 04/01/37	90
210		ARM, 2.220%, 05/01/35	223
162		ARM, 2.295%, 01/01/34	172
398		ARM, 2.351%, 04/01/37	426
306		ARM, 2.352%, 03/01/37	327
22		ARM, 2.625%, 10/01/33	23
		Federal National Mortgage Association, 15 Year, Single Family,
258		4.000%, 07/01/18	274
1,531		5.000%, 05/01/18 - 07/01/25	1,637
65		5.500%, 08/01/17	68
528		6.000%, 09/01/19 - 08/01/22	567
–(h)		8.000%, 01/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
780		3.500%, 12/01/30	827
405		6.000%, 04/01/24	459
318		6.500%, 11/01/18	361
		Federal National Mortgage Association, 30 Year, Single Family,
150,000		TBA, 4.000%, 12/25/44	160,149
17,674		3.000%, 01/01/43 - 02/01/43	17,888
1,775		5.000%, 10/01/39	1,977
851		5.500%, 12/01/28 - 09/01/34	960
3,804		6.000%, 03/01/34 - 08/01/37	4,346
515		6.500%, 04/01/28 - 10/01/38	586
793		7.000%, 03/01/28 - 04/01/37	917
215		7.500%, 10/01/26 - 11/01/38	240
3,538		8.000%, 08/01/22 - 12/01/36	4,336
35		8.500%, 10/01/25 - 12/01/25	39
3		9.000%, 01/01/19 - 04/01/25	3
–	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
3,848		VAR, 0.507%, 01/01/23	3,842
2,970		1.829%, 02/01/20	2,963
1,839		2.211%, 04/01/19	1,871
7,500		2.440%, 02/01/23	7,486
3,877		2.490%, 01/01/23	3,864
4,069		2.593%, 01/01/23	4,083
3,900		2.650%, 03/01/23	3,881
4,913		2.764%, 06/01/23	5,027
1,471		2.841%, 03/01/22	1,513
18,190		2.960%, 12/01/24	18,301
13,405		2.970%, 12/01/24	13,487
11,233		3.050%, 09/01/24	11,581
16,550		3.070%, 02/01/25	16,571
5,350		3.450%, 01/01/24	5,690
1,750		3.482%, 11/01/20	1,866
1,680		3.492%, 01/01/18	1,781
93,519		3.500%, 05/01/32 - 06/01/43	98,133
15,000		3.510%, 08/01/23	15,940
1,549		3.590%, 10/01/20	1,668
5,044		3.640%, 12/01/23	5,424
5,300		3.760%, 03/01/24	5,752
1,580		3.782%, 12/01/21	1,712
1,571		3.810%, 01/01/19	1,691
1,440		3.868%, 06/01/18	1,543
1,000		3.895%, 09/01/21	1,087
14,965		4.000%, 07/01/42 - 07/01/43	16,095
1,275		4.195%, 07/01/21	1,408
2,049		4.319%, 12/01/19	2,253
2,352		4.369%, 02/01/20	2,608
3,000		4.400%, 02/01/20	3,333
3,721		4.402%, 12/01/19	4,105
6,140		4.484%, 06/01/21	6,872
14,358		4.500%, 01/01/20 - 11/01/43	15,816
1,913		4.794%, 01/01/21	2,161
332		5.000%, 12/01/32 - 08/01/33	360
236		5.500%, 09/01/17	248
101		6.500%, 04/01/36 - 07/01/36	115
		Government National Mortgage Association II, 30 Year, Single Family,
4,317		6.000%, 11/20/32 - 09/20/38	4,902
1,141		6.500%, 02/20/29 - 10/20/39	1,295
3,159		7.000%, 06/20/32 - 01/20/39	3,750
277		7.500%, 08/20/25 - 05/20/32	320
746		8.000%, 08/20/26 - 09/20/31	926
390		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	423
		Government National Mortgage Association, 30 Year, Single Family,
8,936		6.000%, 08/15/36	10,370

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
239	6.500%, 02/15/28 - 10/15/29	278
73	7.000%, 02/15/24 - 11/15/27	81
78	7.250%, 09/15/21 - 01/15/28	82
43	7.500%, 10/15/22 - 02/15/27	45
4	7.750%, 02/15/27	4
2	8.500%, 11/15/25	2
49	9.000%, 09/15/16 - 01/15/25	53
3	10.000%, 11/15/20	4

	Total Mortgage Pass-Through Securities (Cost $565,950)	573,891

Municipal Bonds — 0.4% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,297
774	University of California, Series AD, Rev., 4.858%, 05/15/12	790

		2,087

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14	379

	Illinois — 0.1%
1,960	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	1,921

	New York — 0.1%
1,165	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series H, Rev., 5.389%, 03/15/40	1,456
560	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds, Series H, Rev., 5.289%, 03/15/33	657
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.647%, 11/01/40	1,764
895	Series 174, Rev., 4.458%, 10/01/62	908

		4,785

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,508
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,687

		3,195

	Total Municipal Bonds (Cost $10,698)	12,367

Preferred Securities — 0.1% (x)
	Financials — 0.1%
	Banks — 0.1%
715	Bank of America Corp., Series V, VAR, 5.125%, 06/17/19	692
581	Citigroup, Inc., VAR, 5.950%, 01/30/23	578
529	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	520
635	Wachovia Capital Trust III, VAR, 5.570%, 01/20/15 (m)	614

	Total Preferred Securities (Cost $2,458)	2,404

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19 (m)	1,269
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,304
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,160

	Total Supranational (Cost $3,727)	3,733

U.S. Government Agency Securities — 1.3%
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17 (m)	7,205
1,500	5.625%, 07/15/37 (m)	2,069
385	6.250%, 05/15/29 (m)	535
1,000	8.200%, 03/10/16 (m)	1,099
	Federal National Mortgage Association STRIPS,
745	Zero Coupon, 11/15/21 (m)	635
1,275	Zero Coupon, 05/15/30 (m)	752
	Financing Corp. Fico,
3,100	Zero Coupon, 11/30/17 (m)	2,990
1,000	Zero Coupon, 05/11/18 (m)	953
1,285	Zero Coupon, 04/05/19 (m)	1,196
1,500	Zero Coupon, 09/26/19 (m)	1,372
305	New Valley Generation II, 5.572%, 05/01/20 (m)	340
548	New Valley Generation V, 4.929%, 01/15/21 (m)	615
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20 (m)	9,958
2,770	Zero Coupon, 10/15/20 (m)	2,459
	Tennessee Valley Authority,
902	4.625%, 09/15/60 (m)	1,007
2,103	5.250%, 09/15/39 (m)	2,631
1,610	5.880%, 04/01/36 (m)	2,165

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
500		Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25 (m)	355

		Total U.S. Government Agency Securities (Cost $36,601)	38,336

U.S. Treasury Obligations — 10.6%
		U.S. Treasury Bonds,
85		3.500%, 02/15/39 (m)	95
9,250		3.625%, 08/15/43 (m)	10,548
10,555		4.375%, 02/15/38 (m)	13,447
8,400		4.500%, 02/15/36 (m)	10,904
3,890		4.500%, 05/15/38 (m)	5,048
5,000		5.000%, 05/15/37 (m)	6,942
2,500		5.250%, 02/15/29 (m)	3,330
21,000		5.500%, 08/15/28 (m)	28,466
7,200		7.250%, 08/15/22 (m)	9,947
2,625		7.875%, 02/15/21 (m)	3,572
13,600		8.125%, 05/15/21 (m)	18,846
10,000		8.125%, 08/15/21 (m)	13,987
5,000		8.500%, 02/15/20 (m)	6,743
6,000		8.750%, 08/15/20 (m)	8,320
6,905		8.875%, 08/15/17 (m)	8,398
		U.S. Treasury Coupon STRIPS,
6,495		2.121%, 02/15/21 (m)	5,772
7,251		2.199%, 05/15/20 (m)	6,598
15,000		2.246%, 05/15/21 (m)	13,219
640		2.433%, 02/15/22 (m)	552
240		2.593%, 02/15/23 (m)	200
11,239		2.973%, 08/15/17 (m)	10,989
185		3.051%, 08/15/19 (m)	172
6,916		3.239%, 02/15/17 (m)	6,819
14,895		3.397%, 11/15/17 (m)	14,480
5,000		3.467%, 08/15/22 (m)	4,246
22,000		3.552%, 11/15/21 (m)	19,113
5,000		3.693%, 11/15/22 (m)	4,212
42,000		4.148%, 11/15/33 (m)	24,442
1,606		4.196%, 08/15/18 (m)	1,535
4,000		4.204%, 02/15/18 (m)	3,867
2,615		4.749%, 02/15/28 (m)	1,839
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	2,037
		U.S. Treasury Notes,
50		0.250%, 03/31/15 (k)	50
10,300		0.875%, 07/31/19 (k) (m)	10,032
4,750		1.125%, 05/31/19 (m)	4,693
2,000		1.375%, 01/31/20 (m)	1,981
2,765		1.500%, 08/31/18 (m)	2,797
100		2.000%, 04/30/16 (m)	103
2,000		2.125%, 08/15/21 (m)	2,030
11,000		2.250%, 11/30/17 (m)	11,432
130		2.625%, 04/30/16 (m)	134
4,115		2.875%, 03/31/18 (m)	4,362
1,000		3.125%, 10/31/16 (m)	1,051
3,954		3.125%, 05/15/19 (m)	4,248
1,250		3.250%, 03/31/17 (m)	1,326
8,000		4.250%, 11/15/17 (m)	8,782

		Total U.S. Treasury Obligations (Cost $296,086)	321,706

SHARES
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	NewCotai LLC/NewCotai Capital Corp., Class B, ADR (a) (i)	28

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	238

		Total Consumer Discretionary	266

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a) (i)	191

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	4

		Materials — 0.1%
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V.,Class A (m)	—	(h)

		Construction Materials — 0.1%
50		U.S. Concrete, Inc. (a) (m)	1,411

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A, ADR (a) (i)	—	(h)

		Paper & Forest Products — 0.0% (g)
13		New Holdco (a) (i)	1,169

		Total Materials	2,580

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
10		Dynegy, Inc. (a) (m)	315
		Total Common Stocks (Cost $4,250)	3,356

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.2%
	Financials — 0.2%
	Consumer Finance — 0.1%
3	Ally Financial, Inc., Series G, 7.000%, 01/20/15 ($1,000 par value) (e) (m) @	2,703

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value) (m)	337
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.351%, 01/20/15 ($1,000 par value) (m) @	2,023

		2,360

	Total Financials	5,063

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) (m) @	1,061

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A (i)	—

	Total Preferred Stocks (Cost $6,093)	6,124

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.2%
	Automobiles — 0.0% (g)
876	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	871

	Media — 0.2%
749	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19	703
596	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19	571
320	iHeartCommunications, Inc., Tranche B Term Loan B-1, VAR, 3.806%, 01/29/16	317
67	MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18	67
1,489	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	1,077
840	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	837
738	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	734
2,993	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	4

		4,310

	Specialty Retail — 0.0% (g)
299	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	298

	Total Consumer Discretionary	5,479

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,150	Albertsons LLC, Term Loan B4, VAR, 4.500%, 08/25/21 ^	1,153
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,180
1,174	SUPERVALU, Inc., New Term Loan B, VAR, 4.500%, 03/21/19	1,167

		3,500

	Food Products — 0.0% (g)
587	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	585

	Total Consumer Staples	4,085

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
558	MEG Energy Corp., New Term Loan B, (Canada), VAR, 3.750%, 03/31/20	542

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
644	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	623

	Real Estate Management & Development — 0.1%
	Invitation Homes, Revolving Loan,
255	VAR, 3.750%, 03/15/15 (i)	253
	Progress Residential LP, Revolving Loan,
2,856	VAR, 3.732%, 09/04/15 (i)	2,842

		3,095

	Total Financials	3,718

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
460	Halyard Health, Inc., 1st Lien Term Loan B, VAR, 4.000%, 11/01/21	461
123	Kinetic Concepts, Inc., USD Term Loan E- 1, VAR, 4.000%, 05/04/18	122

		583

	Health Care Providers & Services — 0.1%
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	712

	Total Health Care	1,295

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
261	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	261

	Building Products — 0.0% (g)
318	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	318

	Total Industrials	579

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
809	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	809

	IT Services — 0.0% (g)
135	First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	133

	Semiconductors & Semiconductor Equipment — 0.0% (g)
329	Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	329

	Total Information Technology	1,271

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
209	Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21	209
474	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	467

	Total Materials	676

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
342	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	340
75	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	74
590	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	589

	Total Telecommunication Services	1,003

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	217
364	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16 (d)	366
2,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17 (d)	1,533
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.650%, 10/10/16 (d)	1,522

	Total Utilities	3,638

	Total Loan Assignments
	(Cost $26,233)	22,286

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
	Neebo, Inc.,
13	expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $—)	—

SHARES
Short-Term Investment — 8.3%
	Investment Company — 8.3%
252,074	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $252,074 )	252,074

	Total Investments — 106.0% (Cost $3,137,564)	3,214,566
	Liabilities in Excess of Other Assets — (6.0)%	(178,921)

	NET ASSETS — 100.0%	$3,035,645

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
710	Ultra Long Term U.S. Treasury Bond	03/20/15	114,177	1,466
1,107	2 Year U.S. Treasury Note	03/31/15	242,589	274
	Short Futures Outstanding
(322)	10 Year U.S. Treasury Note	03/20/15	(40,909)	(305)
(1,099)	5 Year U.S. Treasury Note	03/31/15	(131,322)	(572)

				863

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
103	BRL	BNP Paribas†	12/30/14	41	40	(1)
2,281	BRL	Citibank, N.A.†	12/30/14	881	880	(1)
56	BRL	Credit Suisse International†	12/30/14	23	22	(1)
34	BRL	Deutsche Bank AG†	12/30/14	13	13	— (h)
3,936	BRL	Goldman Sachs International†	12/30/14	1,609	1,517	(92)

1,615	EUR	Union Bank of Switzerland AG	12/05/14	2,071	2,008	(63)

4,333	MXN	Barclays Bank plc	12/30/14	324	311	(13)
836	MXN	BNP Paribas	12/30/14	63	60	(3)
1,097	MXN	Royal Bank of Canada	12/30/14	81	79	(2)

380	TRY	Barclays Bank plc	12/30/14	169	170	1
385	TRY	Deutsche Bank AG	12/30/14	167	173	6
377	TRY	Goldman Sachs International	12/30/14	169	169	— (h)

497	ZAR	HSBC Bank, N.A.	12/05/14	46	45	(1)
3,178	ZAR	Barclays Bank plc	12/30/14	290	286	(4)
206	ZAR	Deutsche Bank AG	12/30/14	17	18	1

				5,964	5,791	(173)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Westpac Banking Corp.	12/05/14	2,860	2,637	223

2,305	BRL	Citibank, N.A.†	12/30/14	924	888	36
1,441	BRL	Deutsche Bank AG†	12/30/14	585	555	30
2,501	BRL	Goldman Sachs International†	12/30/14	1,013	965	48
682	BRL	Union Bank of Switzerland AG†	12/30/14	262	263	(1)

2,878	EUR	Westpac Banking Corp.	12/05/14	3,777	3,579	198

27,196	HUF	TD Bank Financial Group	12/30/14	113	110	3

104,000	JPY	HSBC Bank, N.A.	12/05/14	991	876	115

9,548	MXN	Barclays Bank plc	12/30/14	712	684	28

393	RON	Barclays Bank plc	12/30/14	113	111	2

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
380	TRY	Barclays Bank plc	12/30/14	167	170	(3)
385	TRY	Citibank, N.A.	12/30/14	168	172	(4)
377	TRY	Deutsche Bank AG	12/30/14	163	168	(5)

13,663	ZAR	Societe Generale	12/05/14	1,255	1,233	22
5,996	ZAR	Barclays Bank plc	12/30/14	538	539	(1)
3,187	ZAR	Deutsche Bank AG	12/30/14	284	286	(2)

				13,925	13,236	689

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	5,000	(83)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	2.317% at termination	CPI-U at termination	10/03/2024	25,000	(610)
BNP Paribas	2.603% at termination	CPI-U at termination	10/23/2024	25,000	(157)
Citibank, N.A.	2.615% at termination	CPI-U at termination	10/10/2024	25,000	(175)

					$(942)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
RON	—	Romanian Leu
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TBA	—	To Be Announced
TRY	—	Turkish Lira

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	113,984
Aggregate gross unrealized depreciation	(36,982)

Net unrealized appreciation/depreciation	77,002

Federal income tax cost of investments	3,137,564

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$266		$266
Financials	—	—	191		191
Industrials	—	—	4		4
Materials	1,411	—	1,169		2,580
Utilities	315	—	—		315

Total Common Stocks	1,726	—	1,630		3,356

Preferred Stocks
Financials	337	4,726	—		5,063
Industrials	—	1,061	—		1,061
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	337	5,787	—		6,124

Debt Securities
Asset-Backed Securities	—	125,410	194,897		320,307
Collateralized Mortgage Obligations
Agency CMO	—	254,988	—		254,988
Non-Agency CMO	—	102,485	41,607		144,092

Total Collateralized Mortgage Obligations	—	357,473	41,607		399,080

Commercial Mortgage-Backed Securities	—	185,720	70,709		256,429
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	631		631

Total Convertible Bonds	—	—	631		631

Corporate Bonds
Consumer Discretionary	—	117,398	215		117,613
Consumer Staples	—	45,520	—		45,520
Energy	—	116,956	—		116,956
Financials	—	244,935	76		245,011
Health Care	—	50,109	—		50,109
Industrials	—	87,312	6,245		93,557
Information Technology	—	54,214	—		54,214
Materials	—	73,586	1,091		74,677
Telecommunication Services	—	79,977	2,252		82,229
Utilities	—	73,705	—	(b)	73,705

Total Corporate Bonds	—	943,712	9,879		953,591

Foreign Government Securities	—	48,251	—		48,251
Mortgage Pass-Through Securities	—	573,891	—		573,891
Municipal Bonds	—	12,367	—		12,367
Preferred Securities	—	2,404	—		2,404
Supranational	—	3,733	—		3,733
U.S. Government Agency Securities	—	37,996	340		38,336

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
U.S. Treasury Obligations	$—	$321,706	$—		$321,706
Loan Assignments
Consumer Discretionary	—	5,475	4		5,479
Consumer Staples	—	4,085	—		4,085
Energy	—	542	—		542
Financials	—	623	3,095		3,718
Health Care	—	1,295	—		1,295
Industrials	—	579	—		579
Information Technology	—	1,271	—		1,271
Materials	—	676	—		676
Telecommunication Services	—	1,003	—		1,003
Utilities	—	3,638	—		3,638

Total Loan Assignments	—	19,187	3,099		22,286

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Industrials	—	—	—	(a)	— (a)

Total Warrants	—	—	—	(a)	— (a)

Short-Term Investment
Investment Company	252,074	—	—		252,074

Total Investments in Securities	$254,137	$2,637,637	$322,792		$3,214,566

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$713	$—		$713
Futures Contracts	1,740	—	—		1,740

Total Appreciation in Other Financial Instruments	$1,740	$713	$—		$2,453

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(197)	$—		$(197)
Futures Contracts	(877)	—	—		(877)
Swaps	—	(1,025)	—		(1,025)

Total Depreciation in Other Financial Instruments	$(877)	$(1,222)	$—		$(2,099)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Core Plus Bond Fund	Balance as of February 28, 2014		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$107,666		$331		$(4,852)	$(700)	$135,475	$(41,268)	$—	$(1,755)	$194,897
Collateralized Mortgage Obligations – Agency CMO	5,970		—	(b)	77	(79)	—	—	—	(5,968)	—
Collateralized Mortgage Obligations – Non-Agency CMO	39,237		—		484	336	1,634	(2,499)	2,415	—	41,607
Commercial Mortgage-Backed Securities	32,927		—	(b)	1,043	(2,836)	42,267	(2,692)	—	—	70,709
Common Stocks – Consumer Discretionary	319		2		(51)	—	—	(4)	—	—	266
Common Stocks – Financials	191		—		—	—	—	—	—	—	191
Common Stocks – Industrials	8		—		(4)	—	—	—	—	—	4
Common Stocks – Materials	1,091		—		78	—	—	—	—	—	1,169
Convertible Bonds – Consumer Discretionary	—	(a)	—		—	—	—	—	—	—	—	(a)
Convertible Bonds – Financials	829		107		(452)	—	38	(522)	—	—	—
Convertible Bonds – Utilities	—		—		357	—	274	—	—	—	631
Corporate Bonds – Consumer Discretionary	222		—		—	—	1	(8)	—	—	215
Corporate Bonds – Financials	76		—		—	—	—	—	—	—	76
Corporate Bonds – Industrials	7,715		(452)		210	13	—	(1,414)	173	—	6,245
Corporate Bonds – Materials	2,043		—		(58)	9	—	(903)	—	—	1,091
Corporate Bonds – Telecommunication Services	—		—		(66)	—	—	—	2,318	—	2,252
Corporate Bonds – Utilities	6		—		(6)	—	—	—	—	—	—	(b)
Foreign Government Securities	217		3		33	—	—	(253)	—	—	—
Loan Assignments – Consumer Discretionary	45		—	(b)	(41)	—	—	—	—	—	4
Loan Assignments – Financials	6,364		—		16	— (b)	4,857	(8,142)	—	—	3,095
Preferred Stocks – Materials	—	(a)	—		—	—	—	—	—	—	—	(a)
U.S. Government Agency Securities	391		—		(6)	(1)	—	(44)	—	—	340
Warrants – Consumer Discretionary	—	(a)	—		—	—	—	—	—	—	—	(a)
Warrants – Industrials	—	(a)	—		—	—	—	—	—	—	—	(a)

	$205,317		$(9)		$(3,238)	$(3,258)	$184,546	$(57,749)	$4,906	$(7,723)	$322,792

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(5,441,000).

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Market Comparable Companies	Discount for lack of marketability (a)	10.00% (N/A)
	4	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25.00% (N/A)

Common Stock	4
	0	Discounted Cash Flow	Discount for lack of marketability (a)	10.00% (N/A)
Preferred Stock	0
	309	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
			Discount for lack of marketability (a)	10.00% (10.00%)

Corporate Bond	309
	98,385	Discounted Cash Flow	Liquidity Discount	4.50%-5.00% (4.75%)
			Implied Spread to Index	2.00%-2.50% (2.25%)
			Constant Prepayment Rate	0%-30.00% (1.52%)
			Constant Default Rate	0%-35.00% (18.22%)
			Yield (Discount Rate of Cash Flows)	(0.77%)-6.30% (4.31%)

Asset-Backed Securities	98,385
	35,974	Discounted Cash Flow	Constant Prepayment Rate	0.00%-30.57% (4.59%)
			Constant Default Rate	0.00%-66.92% (7.70%)
			PSA Prepayment Model	368.00%-1,085.00% (807.42%)
			Yield (Discount Rate of Cash Flows)	0.64%-11.37% (4.73%)

Collateralized Mortgage Obligations	35,974
	58,155	Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (18.70%)
			Yield (Discount Rate of Cash Flows)	(8.70%)-5.12% (3.41%)

Collateralized Mortgage-Backed Securities	58,155
Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$192,827

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At Period End Date, the value of these investments was approximately $129,965,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position (s); and, (iv) documentation risk relating to disagreements over contract terms.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 40.5%
	Agency CMO — 40.5%
	Federal Home Loan Mortgage Corp. REMIC,
44	Series 1343, Class LA, 8.000%, 08/15/22	51
308	Series 1367, Class K, 5.500%, 09/15/22	336
58	Series 1591, Class E, 10.000%, 10/15/23	61
492	Series 1633, Class Z, 6.500%, 12/15/23	543
480	Series 1694, Class PK, 6.500%, 03/15/24	529
3,094	Series 1785, Class A, 6.000%, 10/15/23	3,346
169	Series 1999, Class PU, 7.000%, 10/15/27	193
282	Series 2031, Class PG, 7.000%, 02/15/28	318
834	Series 2035, Class PC, 6.950%, 03/15/28	965
627	Series 2064, Class PD, 6.500%, 06/15/28	714
489	Series 2095, Class PE, 6.000%, 11/15/28	541
222	Series 2152, Class BD, 6.500%, 05/15/29	237
1,157	Series 2162, Class TH, 6.000%, 06/15/29	1,278
36	Series 2345, Class PQ, 6.500%, 08/15/16	37
621	Series 2367, Class ME, 6.500%, 10/15/31	686
955	Series 2480, Class EJ, 6.000%, 08/15/32	1,063
1,653	Series 2562, Class PG, 5.000%, 01/15/18	1,735
3,550	Series 2611, Class QZ, 5.000%, 05/15/33	4,051
296	Series 2647, Class A, 3.250%, 04/15/32	310
836	Series 2651, Class VZ, 4.500%, 07/15/18	875
2,971	Series 2656, Class BG, 5.000%, 10/15/32	3,124
958	Series 2688, Class DG, 4.500%, 10/15/23	1,037
1,432	Series 2727, Class PE, 4.500%, 07/15/32	1,451
3,095	Series 2773, Class TB, 4.000%, 04/15/19	3,237
4,152	Series 2841, Class AT, 4.000%, 08/15/19	4,349
1,225	Series 2882, Class QD, 4.500%, 07/15/34	1,316
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,873
1,521	Series 2927, Class GA, 5.500%, 10/15/34	1,669
3,614	Series 2931, Class QD, 4.500%, 02/15/20	3,823
2,358	Series 3036, Class ND, 5.000%, 05/15/34	2,416
877	Series 3085, Class VS, HB, IF, 28.101%, 12/15/35	1,372
2,846	Series 3181, Class OP, PO, 07/15/36	2,676
2,992	Series 3188, Class GE, 6.000%, 07/15/26	3,369
10,280	Series 3325, Class JL, 5.500%, 06/15/37	11,196
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,678
3,238	Series 3413, Class B, 5.500%, 04/15/37	3,542
837	Series 3544, Class PC, 5.000%, 05/15/37	844
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,474
7,171	Series 3737, Class DG, 5.000%, 10/15/30	7,848
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,232
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,223
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,019
28,396	Series 3981, Class PA, 3.000%, 04/15/31	29,140
15,312	Series 4002, Class MV, 4.000%, 01/15/30	16,221
21,341	Series 4039, Class SA, IF, IO, 6.345%, 05/15/42	3,883
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,917
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,463
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,932
3,574	Series 4181, Class VA, 3.000%, 05/15/26	3,702
27,935	Series 4186, Class JE, 2.000%, 03/15/33	27,807
17,636	Series 4188, Class JG, 2.000%, 04/15/33	17,635
13,393	Series 4206, Class DA, 2.000%, 05/15/33	13,413
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,514
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,693
5,573	Series 4365, Class HZ, 3.000%, 01/15/40	5,242
	Federal Home Loan Mortgage Corp. STRIPS,
46	Series 155, Class IO, IO, 7.000%, 11/01/23	10
21,577	Series 264, Class 30, 3.000%, 07/15/42	21,745
13,046	Series 267, Class 30, 3.000%, 08/15/42	13,180

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,899	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,188
2,092	Series T-54, Class 2A, 6.500%, 02/25/43	2,497
938	Series T-56, Class APO, PO, 05/25/43	819
754	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	865
	Federal National Mortgage Association REMIC,
40	Series 1988-16, Class B, 9.500%, 06/25/18	43
18	Series 1990-57, Class J, 7.000%, 05/25/20	18
148	Series 1993-110, Class H, 6.500%, 05/25/23	169
115	Series 1993-146, Class E, PO, 05/25/23	111
1,806	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,065
21	Series 1993-205, Class H, PO, 09/25/23	20
31	Series 1993-217, Class H, PO, 08/25/23	29
24	Series 1993-228, Class G, PO, 09/25/23	23
641	Series 1994-37, Class L, 6.500%, 03/25/24	719
2,344	Series 1994-51, Class PV, 6.000%, 03/25/24	2,563
1,080	Series 1998-58, Class PC, 6.500%, 10/25/28	1,211
313	Series 2000-8, Class Z, 7.500%, 02/20/30	374
562	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	101
127	Series 2002-2, Class UC, 6.000%, 02/25/17	132
174	Series 2002-3, Class PG, 5.500%, 02/25/17	180
1,148	Series 2002-73, Class OE, 5.000%, 11/25/17	1,201
805	Series 2002-92, Class FB, VAR, 0.805%, 04/25/30	820
5,369	Series 2003-21, Class PZ, 4.500%, 03/25/33	5,786
223	Series 2003-67, Class SA, HB, IF, 44.491%, 10/25/31	425
4,801	Series 2003-81, Class MC, 5.000%, 12/25/32	5,024
3,518	Series 2003-92, Class VH, 5.000%, 02/25/19	3,545
3,735	Series 2003-128, Class DY, 4.500%, 01/25/24	4,043
1,489	Series 2004-46, Class QD, HB, IF, 23.379%, 03/25/34	2,015
1,963	Series 2004-54, Class FL, VAR, 0.555%, 07/25/34	1,975
3,100	Series 2004-60, Class PA, 5.500%, 04/25/34	3,312
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,518
53	Series 2005-29, Class AK, 4.500%, 04/25/35	53
1,961	Series 2005-58, Class EP, 5.500%, 07/25/35	2,138
3,256	Series 2005-62, Class DX, 5.000%, 05/25/34	3,413
2,217	Series 2005-83, Class LA, 5.500%, 10/25/35	2,477
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,401
6,567	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	765
10,945	Series 2006-51, Class FP, VAR, 0.505%, 03/25/36	10,986
137	Series 2006-81, Class FA, VAR, 0.505%, 09/25/36	138
1,490	Series 2006-110, Class PO, PO, 11/25/36	1,338
4,962	Series 2007-76, Class PE, 6.000%, 08/25/37	5,519
1,253	Series 2009-89, Class A1, 5.410%, 05/25/35	1,320
46	Series 2010-4, Class SL, IF, 11.238%, 02/25/40	51
2,499	Series 2010-11, Class CB, 4.500%, 02/25/40	2,617
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,617
6,810	Series 2010-68, Class EP, 4.500%, 12/25/39	7,402
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,543
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,166
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,040
19,193	Series 2012-47, Class QE, 4.000%, 05/25/38	20,544
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,361

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
13,129		Series 2012-60, Class EP, 3.000%, 04/25/42	13,255
21,844		Series 2012-63, Class VA, 4.000%, 08/25/23	23,599
14		Series G92-35, Class EB, 7.500%, 07/25/22	16
78		Series G92-44, Class ZQ, 8.000%, 07/25/22	84
		Federal National Mortgage Association REMIC Trust,
214		Series 1999-W4, Class A9, 6.250%, 02/25/29	239
2,026		Series 2002-W7, Class A4, 6.000%, 06/25/29	2,221
924		Series 2003-W1, Class 1A1, VAR, 5.860%, 12/25/42	1,056
468		Series 2003-W1, Class 2A, VAR, 6.560%, 12/25/42	541
487		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	491
3,129		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,683
2,376		Series 2009-W1, Class A, 6.000%, 12/25/49	2,657
		Federal National Mortgage Association STRIPS,
2,419		Series 278, Class 1, VAR, 0.932%, 08/25/25	2,407
843		Series 278, Class 3, VAR, 1.046%, 11/25/23	846
630		Series 343, Class 23, IO, 4.000%, 10/25/18	33
		Government National Mortgage Association,
427		Series 1998-22, Class PD, 6.500%, 09/20/28	455
245		Series 1999-17, Class L, 6.000%, 05/20/29	276
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,686
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,837
1,371		Series 2008-15, Class NB, 4.500%, 02/20/38	1,471
6,276		Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	1,124
28,654		Series 2009-42, Class TX, 4.500%, 06/20/39	31,364
2,373		Series 2009-52, Class MA, 5.000%, 11/20/36	2,464
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,170
12,058		Series 2011-29, Class Z, 5.000%, 05/20/40	13,824

		Total Collateralized Mortgage Obligations (Cost $539,838)	555,613

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,708)	6,884

Mortgage Pass-Through Securities — 6.1%
		Federal Home Loan Mortgage Corp.,
4		ARM, 1.912%, 07/01/30	4
9		ARM, 1.917%, 02/01/19	10
11		ARM, 2.087%, 03/01/18	11
48		ARM, 2.111%, 08/01/18	50
1,663		ARM, 2.186%, 03/01/37	1,764
137		ARM, 2.235%, 01/01/27	144
18		ARM, 2.313%, 04/01/30	19
24		ARM, 2.500%, 06/01/18	24
49		ARM, 2.523%, 01/01/21	49
26		ARM, 2.659%, 11/01/18	28
1		ARM, 2.768%, 01/01/20	1
112		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	118
393		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	427
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,593		4.000%, 04/01/42	4,904
1,623		4.500%, 10/01/40	1,765
424		5.500%, 11/01/33	475
124		6.000%, 02/01/32	142
538		6.500%, 01/01/24 - 06/01/29	621
1,047		7.000%, 08/01/25 - 09/01/29	1,238
55		7.500%, 09/01/24 - 08/01/25	60
32		8.000%, 11/01/24	36
121		8.500%, 05/01/24 - 07/01/28	142
2		9.000%, 10/01/17 - 11/01/21	2
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
157		ARM, 1.875%, 09/01/17 - 08/01/30	158

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
104	ARM, 1.917%, 11/01/27 - 11/01/40	108
34	ARM, 1.954%, 06/01/29	35
19	ARM, 1.955%, 06/01/20	19
10	ARM, 2.000%, 06/01/17	10
40	ARM, 2.513%, 07/01/17	40
61	ARM, 2.625%, 06/01/15 - 01/01/29	63
63	ARM, 2.803%, 08/01/19	63
3	ARM, 3.000%, 07/01/27	3
39	ARM, 3.831%, 09/01/27	40
10	ARM, 5.995%, 04/01/19	11
7	ARM, 6.000%, 12/01/18	7
	Federal National Mortgage Association, 15 Year, Single Family,
4,369	4.000%, 04/01/19 - 09/01/25	4,669
1,255	4.500%, 03/01/19	1,327
534	5.500%, 11/01/16 - 03/01/18	567
	Federal National Mortgage Association, 20 Year, Single Family,
503	5.000%, 11/01/23	558
594	6.000%, 03/01/22	672
	Federal National Mortgage Association, 30 Year, Single Family,
4,180	3.500%, 05/01/42	4,367
11,956	4.000%, 02/01/42 - 06/01/43	12,804
701	4.500%, 03/01/38	762
2,305	5.000%, 11/01/33	2,583
13,839	5.500%, 02/01/29 - 05/01/36	15,684
2,025	6.000%, 07/01/36	2,339
462	6.500%, 06/01/26 - 04/01/32	547
3,499	7.000%, 02/01/24 - 03/01/35	4,240
191	7.500%, 03/01/30 - 04/01/30	208
54	10.000%, 10/01/16 - 07/01/20	57
	Federal National Mortgage Association, Other,
7,630	3.118%, 01/01/22	8,009
9,550	3.265%, 01/01/22	10,119
88	6.000%, 09/01/28	101
	Government National Mortgage Association II, 30 Year, Single Family,
216	8.000%, 11/20/26 - 11/20/27	253
	Government National Mortgage Association, 30 Year, Single Family,
8	6.000%, 10/15/23	9
568	6.500%, 06/15/23 - 02/15/24	647
241	7.000%, 12/15/22 - 06/15/28	259
305	7.500%, 02/15/22 - 02/15/28	336
124	8.000%, 07/15/22 - 08/15/26	138
309	9.000%, 06/15/16 - 11/15/24	354
7	9.500%, 08/15/16 - 09/15/20	7

	Total Mortgage Pass-Through Securities (Cost $79,303)	84,207

U.S. Government Agency Securities — 18.9%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,782
12,824	5.750%, 12/07/28	16,782
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	27,103
10,000	6.250%, 05/15/29	13,900
	Federal National Mortgage Association STRIPS,
34,750	Zero Coupon, 11/15/20	30,925
8,000	Zero Coupon, 05/15/23	6,464
9,200	Zero Coupon, 05/29/26	6,477
10,000	Zero Coupon, 05/15/30	5,897
26,153	Financing Corp. STRIPS, Zero Coupon, 12/06/18	24,596
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	31,550
45,000	Zero Coupon, 07/15/20	40,099
5,000	Zero Coupon, 01/15/21	4,387
10,000	Zero Coupon, 01/15/30	6,247
5,000	Zero Coupon, 04/15/30	3,124
15,000	Resolution Funding Corp. STRIPS, Zero Coupon, 04/15/28	10,083
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,452
14,740	Zero Coupon, 12/15/17	14,196

	Total U.S. Government Agency Securities (Cost $224,399)	259,064

U.S. Treasury Obligations — 27.8%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	26,598
2,500	7.125%, 02/15/23	3,471
13,140	7.250%, 05/15/16	14,462
3,935	7.250%, 08/15/22	5,436
3,635	8.000%, 11/15/21	5,091
3,190	8.875%, 08/15/17	3,880
1,020	9.000%, 11/15/18	1,328
	U.S. Treasury Coupon STRIPS,
72,500	2.005%, 05/15/20 (n)	65,972
1,190	6.646%, 05/15/16 (n)	1,184

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
600	6.679%, 08/15/15 (n)	600
30,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	34,058
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,035
25,000	0.625%, 05/31/17	24,934
25,000	2.000%, 04/30/16	25,621
20,000	2.000%, 11/15/21	20,136
25,000	2.625%, 08/15/20	26,254
55,000	2.625%, 11/15/20	57,703
25,000	4.250%, 11/15/17	27,443
1,020	4.750%, 08/15/17	1,128
1,900	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/15	1,899

	Total U.S. Treasury Obligations (Cost $367,930)	382,233

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
81,982	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $81,982)	81,982

	Total Investments — 99.8% (Cost $1,300,160)	1,369,983
	Other Assets in Excess of Liabilities — 0.2%	2,621

	NET ASSETS — 100.0%	$1,372,604

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,319
Aggregate gross unrealized depreciation	(5,496)

Net unrealized appreciation/depreciation	$69,823

Federal income tax cost of investments	$1,300,160

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations – Agency CMO	$—	$555,613	$—	$555,613
Foreign Government Securities	—	6,884	—	6,884
Mortgage Pass-Through Securities	—	84,207	—	84,207
U.S. Government Agency Securities	—	259,064	—	259,064
U.S. Treasury Obligations	—	382,233	—	382,233
Short-Term Investment
Investment Company	81,982	—	—	81,982

Total Investments in Securities	$81,982	$1,288,001	$—	$1,369,983

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
34	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.655%, 09/25/34 (i)	5
6,336	Unipac IX LLC, 13.000%, 05/15/16 (i)	5,762

	Total Asset-Backed Securities (Cost $6,317)	5,767

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,617	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.1%
	Electric Utilities — 0.1%
4,113	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	9,460

	Total Convertible Bonds (Cost $5,730)	9,460

Corporate Bonds — 86.0%
	Consumer Discretionary — 15.8%
	Auto Components — 1.0%
27,295	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	29,547
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
16,871	3.500%, 03/15/17	16,681
8,920	4.875%, 03/15/19	9,032
21,452	5.875%, 02/01/22	21,881
4,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,468
9,685	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	10,072
9,288	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	9,845

		101,526

	Automobiles — 1.7%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
22,124	8.000%, 06/15/19	23,451
79,561	8.250%, 06/15/21	88,711
	General Motors Co.,
6,037	3.500%, 10/02/18	6,188
5,489	4.000%, 04/01/25	5,494
13,419	4.875%, 10/02/23	14,224
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	18,680
9,153	4.250%, 11/15/19 (e)	9,313
4,000	5.625%, 02/01/23 (e)	4,210
	Motors Liquidation Co.,
10,255	0.000%, 05/01/28 (d) (i)	—	(h)
34,006	0.000%, 07/15/33 (d) (i)	—	(h)
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
404	7.380%, 05/15/48 (i)	—	(h)
47	7.380%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)

		170,272

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,559
9,005	7.000%, 05/20/22	9,500
3,912	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	3,883
	VWR Funding, Inc.,
8,255	7.250%, 09/15/17	8,648
67	10.750%, 06/30/17 (e)	67

		31,657

	Diversified Consumer Services — 0.2%
	Service Corp. International,
8,800	5.375%, 05/15/24	9,064
7,970	8.000%, 11/15/21	9,345

		18,409

	Hotels, Restaurants & Leisure — 2.9%
8,210	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,415
3,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	3,240
4,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	4,214
20,497	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (e)	11,991

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
5,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	5,542
5,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	6,442
8,750	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	9,187
13,795	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	14,588
	MGM Resorts International,
11,675	6.000%, 03/15/23	11,850
7,140	6.625%, 12/15/21	7,622
5,500	6.750%, 10/01/20	5,926
16,920	7.750%, 03/15/22	19,035
14,945	8.625%, 02/01/19	17,075
13,150	11.375%, 03/01/18	15,813
9,886	MTR Gaming Group, Inc., 11.500%, 08/01/19	10,850
8,014	NCL Corp. Ltd., (Bermuda), 5.250%, 11/15/19 (e)	8,074
	Pinnacle Entertainment, Inc.,
2,827	6.375%, 08/01/21	2,947
3,000	7.750%, 04/01/22	3,225
3,000	8.750%, 05/15/20	3,191
3,408	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	3,408
4,065	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	4,339
4,800	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	4,830
14,860	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	14,749
9,734	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,136
17,140	SGMS Escrow Corp., 10.000%, 12/01/22 (e)	16,026
8,260	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,313
2,301	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,307
7,271	Station Casinos LLC, 7.500%, 03/01/21	7,671
10,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	11,418
13,412	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	14,720
25,626	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	25,311

		293,455

	Household Durables — 1.1%
10,251	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	10,764
	K. Hovnanian Enterprises, Inc.,
2,178	7.000%, 01/15/19 (e)	2,129
3,000	9.125%, 11/15/20 (e)	3,255
12,350	11.875%, 10/15/15	13,214
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,182
4,242	4.500%, 11/15/19	4,242
5,106	6.950%, 06/01/18	5,629
6,440	Series B, 12.250%, 06/01/17	7,809
8,157	M/I Homes, Inc., 8.625%, 11/15/18	8,524
	Meritage Homes Corp.,
7,563	7.000%, 04/01/22	8,225
5,210	7.150%, 04/15/20	5,679
	Standard Pacific Corp.,
4,519	5.875%, 11/15/24	4,542
9,130	8.375%, 01/15/21	10,545
544	10.750%, 09/15/16	623
2,402	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,570
2,041	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,296
10,504	WCI Communities, Inc., 6.875%, 08/15/21	10,635
5,280	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	5,280

		110,143

	Internet & Catalog Retail — 0.4%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,638
9,860	5.750%, 03/01/24 (e)	10,230
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,165
15,209	11.500%, 04/01/18	12,452

		38,485

	Media — 7.1%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
19,636	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	20,299
4,255	AMC Entertainment, Inc., 5.875%, 02/15/22	4,361
	Cablevision Systems Corp.,
1,750	7.750%, 04/15/18	1,942
48,360	8.000%, 04/15/20	55,614
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
3,675	5.250%, 02/15/22 (e)	3,767
4,425	5.625%, 02/15/24 (e)	4,563
1,785	5.875%, 03/15/25 (e)	1,848
	CCOH Safari LLC,
6,022	5.500%, 12/01/22	6,090
34,734	5.750%, 12/01/24	34,951
	Cenveo Corp.,
11,790	6.000%, 08/01/19 (e)	10,729
10,225	8.500%, 09/15/22 (e)	8,538
8,017	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	7,736
	Clear Channel Worldwide Holdings, Inc.,
15,450	6.500%, 11/15/22	16,026
28,965	Series B, 6.500%, 11/15/22	30,196
2,650	Series A, 7.625%, 03/15/20	2,743
31,151	Series B, 7.625%, 03/15/20	32,428
6,535	CSC Holdings LLC, 6.750%, 11/15/21	7,246
	DISH DBS Corp.,
37,447	5.875%, 11/15/24 (e)	37,728
62,850	6.750%, 06/01/21	68,271
1,950	7.875%, 09/01/19	2,228
	Gannett Co., Inc.,
5,365	5.500%, 09/15/24 (e)	5,439
12,815	6.375%, 10/15/23	13,792
17,710	Gray Television, Inc., 7.500%, 10/01/20	18,330
	iHeartCommunications, Inc.,
16,562	9.000%, 12/15/19	16,272
3,410	9.000%, 03/01/21	3,325
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	10,204
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,085
4,805	Media General Financing Sub, Inc., 5.875%, 11/15/22 (e)	4,829
3,863	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,892
	Numericable-SFR, (France),
1,165	4.875%, 05/15/19 (e)	1,152
40,895	6.000%, 05/15/22 (e)	41,540
12,534	6.250%, 05/15/24 (e)	12,769
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,858
7,055	Radio One, Inc., 9.250%, 02/15/20 (e)	6,737
8,656	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	9,262
15,600	Regal Entertainment Group, 5.750%, 03/15/22	14,859
	Sinclair Television Group, Inc.,
15,980	5.375%, 04/01/21	16,020
7,285	5.625%, 08/01/24 (e)	7,103
3,500	6.375%, 11/01/21	3,614
	Sirius XM Radio, Inc.,
2,655	4.250%, 05/15/20 (e)	2,635
10,670	4.625%, 05/15/23 (e)	10,163
11,271	5.750%, 08/01/21 (e)	11,778
3,295	5.875%, 10/01/20 (e)	3,485
19,505	6.000%, 07/15/24 (e)	20,139
3,375	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	3,510
4,681	Unitymedia KabelBW GmbH, (Germany), 6.125%, 01/15/25 (e)	4,897
	Univision Communications, Inc.,
16,640	5.125%, 05/15/23 (e)	17,430
38,677	6.750%, 09/15/22 (e)	42,545
10,625	8.500%, 05/15/21 (e)	11,422
	Videotron Ltd., (Canada),
2,099	5.000%, 07/15/22	2,157
9,771	5.375%, 06/15/24 (e)	9,991
13,020	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	13,529
14,794	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	14,350

		723,486

	Multiline Retail — 0.1%
2,386	JC Penney Corp., Inc., 8.125%, 10/01/19	2,225

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
13,850	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	14,750

		16,975

	Specialty Retail — 1.0%
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	10,458
27,405	8.875%, 03/15/19	23,157
32,700	9.000%, 03/15/19 (e)	33,027
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,392
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	6,879
4,000	L Brands, Inc., 5.625%, 10/15/23	4,350
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,256
7,560	Radio Systems Corp., 8.375%, 11/01/19 (e)	8,212
5,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,387

		101,118

	Total Consumer Discretionary	1,605,526

	Consumer Staples — 3.3%
	Beverages — 0.3%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,243
5,130	4.250%, 05/01/23	5,111
4,270	4.750%, 11/15/24	4,355
5,050	6.000%, 05/01/22	5,587
13,573	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	16,016

		34,312

	Food & Staples Retailing — 0.8%
26,630	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	26,763
10,400	Ingles Markets, Inc., 5.750%, 06/15/23	10,620
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,458
3,175	8.000%, 05/01/31	2,969
3,877	8.700%, 05/01/30	3,761
8,000	Rite Aid Corp., 6.750%, 06/15/21	8,380
4,788	SUPERVALU, Inc., 7.750%, 11/15/22	4,752
14,730	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	15,172

		74,875

	Food Products — 2.0%
17,774	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	18,574
15,550	Darling Ingredients, Inc., 5.375%, 01/15/22	15,706
26,050	H.J. Heinz Co., 4.250%, 10/15/20	26,378
	JBS USA LLC/JBS USA Finance, Inc.,
18,765	5.875%, 07/15/24 (e)	19,089
22,246	7.250%, 06/01/21 (e)	23,555
10,948	7.250%, 06/01/21 (e)	11,632
6,194	8.250%, 02/01/20 (e)	6,602
1,841	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,916
18,159	Post Holdings, Inc., 6.750%, 12/01/21 (e)	17,841
	Smithfield Foods, Inc.,
18,076	5.250%, 08/01/18 (e)	18,618
17,976	5.875%, 08/01/21 (e)	19,055
15,884	6.625%, 08/15/22	17,194
4,325	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	4,509
2,100	WhiteWave Foods Co. (The), 5.375%, 10/01/22	2,205

		202,874

	Household Products — 0.1%
	Spectrum Brands, Inc.,
5,992	6.625%, 11/15/22	6,381
5,699	6.750%, 03/15/20	6,020

		12,401

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,348
3,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	3,405

		10,753

	Total Consumer Staples	335,215

	Energy — 14.2%
	Energy Equipment & Services — 1.8%
	Basic Energy Services, Inc.,
2,875	7.750%, 02/15/19	2,386
7,858	7.750%, 10/15/22	5,815
8,400	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	7,644
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	6,408
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,610
13,000	7.250%, 10/01/20 (e)	13,585
9,804	Key Energy Services, Inc., 6.750%, 03/01/21	7,549
9,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	7,253

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Parker Drilling Co.,
8,082	6.750%, 07/15/22	6,304
5,046	7.500%, 08/01/20	4,239
9,708	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	8,252
6,100	PHI, Inc., 5.250%, 03/15/19	5,642
3,867	Pioneer Energy Services Corp., 6.125%, 03/15/22	3,132
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24 (e)	9,709
4,550	6.500%, 12/15/21	4,322
7,695	6.625%, 11/15/20	7,464
17,199	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	15,135
3,000	SESI LLC, 7.125%, 12/15/21	3,300
5,848	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	4,474
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	4,816
5,108	7.500%, 07/01/21	5,517
14,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	14,818
33,962	Unit Corp., 6.625%, 05/15/21	32,604

		183,978

	Oil, Gas & Consumable Fuels — 12.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
20,000	4.875%, 05/15/23	20,400
7,155	5.875%, 04/15/21	7,459
14,383	6.125%, 07/15/22	15,246
6,171	Antero Resources Corp., 5.125%, 12/01/22 (e)	5,986
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21	5,022
16,750	6.000%, 12/01/20	17,022
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21	11,270
10,928	5.875%, 08/01/23	11,256
5,000	6.625%, 10/01/20	5,225
	Baytex Energy Corp., (Canada),
4,044	5.125%, 06/01/21 (e)	3,721
6,044	5.625%, 06/01/24 (e)	5,409
9,885	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	9,984
	California Resources Corp.,
11,611	5.000%, 01/15/20 (e)	10,450
12,846	5.500%, 09/15/21 (e)	11,529
16,153	6.000%, 11/15/24 (e)	14,407
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,101
20,367	4.875%, 04/15/22	20,163
10,400	5.375%, 06/15/21	10,686
8,900	5.750%, 03/15/23	9,434
14,666	6.125%, 02/15/21	15,876
2,100	6.625%, 08/15/20	2,315
8,120	6.875%, 11/15/20	9,095
3,000	7.250%, 12/15/18	3,345
	Cimarex Energy Co.,
8,442	4.375%, 06/01/24	8,336
7,565	5.875%, 05/01/22	8,019
8,692	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	8,909
4,270	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	4,174
	Comstock Resources, Inc.,
7,300	7.750%, 04/01/19	6,753
11,025	9.500%, 06/15/20	10,887
	Concho Resources, Inc.,
10,601	5.500%, 10/01/22	10,813
5,239	5.500%, 04/01/23	5,161
4,585	6.500%, 01/15/22	4,734
9,054	7.000%, 01/15/21	9,348
	CONSOL Energy, Inc.,
14,470	5.875%, 04/15/22 (e)	14,434
10,380	6.375%, 03/01/21	10,795
4,730	8.250%, 04/01/20	4,978
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	9,047
4,512	7.750%, 04/01/19	4,681
8,048	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	9,235
13,310	Diamondback Energy, Inc., 7.625%, 10/01/21	13,842
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,506
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	20,060

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,834	7.500%, 10/15/20	6,695
	Energy XXI Gulf Coast, Inc.,
3,857	6.875%, 03/15/24 (e)	2,893
12,375	7.500%, 12/15/21	9,652
6,000	9.250%, 12/15/17	5,370
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	6,938
6,302	7.750%, 09/01/22	6,428
14,120	9.375%, 05/01/20	15,426
	EXCO Resources, Inc.,
3,081	7.500%, 09/15/18	2,527
13,653	8.500%, 04/15/22	11,639
8,275	Genesis Energy LP, 5.625%, 06/15/24	8,027
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	12,053
6,000	7.875%, 12/15/18	6,210
	Halcon Resources Corp.,
19,515	9.250%, 02/15/22	15,417
6,236	9.750%, 07/15/20	4,770
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,665	5.000%, 12/01/24 (e)	9,865
20,565	7.625%, 04/15/21 (e)	21,388
3,140	8.000%, 02/15/20 (e)	3,265
7,994	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	8,234
9,005	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	8,127
16,525	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	14,294
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	6,134
5,746	5.625%, 11/15/23 (e)	6,299
4,950	6.500%, 09/15/20	5,640
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21	7,103
4,955	5.500%, 02/01/22	4,831
9,622	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	8,323
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,204
7,811	4.875%, 12/01/24	7,694
6,396	5.500%, 02/15/23	6,556
9,088	6.250%, 06/15/22	9,542
324	6.500%, 08/15/21	339
17,060	6.750%, 11/01/20	17,870
14,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	13,860
	MEG Energy Corp., (Canada),
3,000	6.375%, 01/30/23 (e)	2,648
3,155	6.500%, 03/15/21 (e)	2,903
2,460	7.000%, 03/31/24 (e)	2,232
9,437	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	8,965
7,097	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	7,239
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	9,153
7,000	5.750%, 01/30/22	7,507
11,395	6.875%, 02/01/20	11,780
	NGL Energy Partners LP/NGL Energy Finance Corp.,
3,538	5.125%, 07/15/19 (e)	3,432
7,048	6.875%, 10/15/21 (e)	7,118
11,995	Oasis Petroleum, Inc., 6.875%, 03/15/22	11,275
	Peabody Energy Corp.,
10,070	6.000%, 11/15/18	9,592
9,532	6.250%, 11/15/21	8,936
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	9,584
19,162	5.375%, 10/01/22	18,204
20,569	6.875%, 03/01/21	21,598
	Range Resources Corp.,
9,108	5.000%, 03/15/23	9,057
1,080	6.750%, 08/01/20	1,136
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,918
8,792	5.000%, 10/01/22	8,616
10,500	5.500%, 04/15/23	10,500
12,277	5.875%, 03/01/22	12,645
12,345	6.500%, 07/15/21	12,839
	Rosetta Resources, Inc.,
14,200	5.625%, 05/01/21	13,561
14,415	5.875%, 06/01/22	13,839
5,610	5.875%, 06/01/24	5,273

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,154	RSP Permian, Inc., 6.625%, 10/01/22 (e)	4,040
6,373	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	5,959
9,040	Samson Investment Co., 9.750%, 02/15/20	5,221
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	8,080
6,876	SemGroup Corp., 7.500%, 06/15/21	7,323
11,750	Seventy Seven Operating LLC, 6.625%, 11/15/19	10,516
	SM Energy Co.,
8,600	5.000%, 01/15/24	7,890
15,234	6.500%, 11/15/21	15,501
14,280	6.500%, 01/01/23	14,458
19,501	6.625%, 02/15/19	19,940
15,700	Stone Energy Corp., 7.500%, 11/15/22	14,208
	Swift Energy Co.,
4,007	7.125%, 06/01/17	3,606
9,235	7.875%, 03/01/22	7,573
10,127	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	9,621
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,200
3,600	6.375%, 08/01/22	3,816
11,585	6.875%, 02/01/21	12,251
5,500	Teine Energy Ltd., (Canada), 6.875%, 09/30/22 (e)	5,115
4,288	Tesoro Corp., 5.125%, 04/01/24	4,256
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,987	5.500%, 10/15/19 (e)	7,109
10,049	5.875%, 10/01/20	10,200
9,000	6.125%, 10/15/21	9,180
6,576	6.250%, 10/15/22 (e)	6,707
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	15,108
11,384	6.125%, 10/01/24 (e)	10,359
1,958	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	1,870
15,860	W&T Offshore, Inc., 8.500%, 06/15/19	13,798
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,583
5,359	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18	5,622
16,440	Whiting Petroleum Corp., 5.000%, 03/15/19	15,988
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	18,767
9,055	5.250%, 09/15/24	8,738
44,315	6.000%, 01/15/22	45,146

		1,257,025

	Total Energy	1,441,003

	Financials — 5.6%
	Banks — 2.2%
14,025	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	15,480
	CIT Group, Inc.,
89	3.875%, 02/19/19	90
7,626	5.000%, 08/15/22	7,864
55,005	5.250%, 03/15/18	57,975
3,256	5.375%, 05/15/20	3,460
1,250	5.500%, 02/15/19 (e)	1,325
31,425	6.625%, 04/01/18 (e)	34,253
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,095
6,461	6.000%, 12/19/23	7,017
49,955	6.100%, 06/10/23	54,365
30,494	6.125%, 12/15/22	33,344
4,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	4,582

		222,850

	Capital Markets — 0.3%
	E*TRADE Financial Corp.,
5,240	5.375%, 11/15/22	5,292
9,350	6.375%, 11/15/19	10,005
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,097
3,049	5.875%, 03/15/22 (e)	3,224
4,309	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,568

		28,186

	Consumer Finance — 1.1%
17,200	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21 (e)	17,415
	Ally Financial, Inc.,
1	4.750%, 09/10/18	1
40,625	7.500%, 09/15/20	47,633
14,669	8.000%, 03/15/20	17,383
21,569	8.000%, 11/01/31	27,123

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,325	General Motors Financial Co., Inc., 4.750%, 08/15/17	2,461

		112,016

	Diversified Financial Services — 0.9%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12,184
	Capmark Financial Group, Inc., Escrow,
144,695	0.000%, 05/10/10 (d) (i)	723
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	13,410
28,350	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	29,725
9,201	Highland Ranch, 6.700%, 09/01/20 (i)	8,373
3,324	Igloo Holdings Corp., 9.000% (cash), 12/15/17 (e) (v)	3,341
4,123	MSCI, Inc., 5.250%, 11/15/24 (e)	4,278
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,627
3,177	7.875%, 10/01/20	3,058
6,375	9.625%, 05/01/19	6,869
3,900	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	4,007
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,355

		90,950

	Insurance — 0.6%
5,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	5,958
7,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	8,267
9,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	10,545
13,747	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,118
6,735	National Financial Partners Corp., 9.000%, 07/15/21 (e)	7,122
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
9,783	USI, Inc., 7.750%, 01/15/21 (e)	9,905

		57,916

	Real Estate Investment Trusts (REITs) — 0.4%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,285
	Crown Castle International Corp.,
5,970	4.875%, 04/15/22	5,970
11,625	5.250%, 01/15/23	11,828
8,270	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,580
9,202	Iron Mountain, Inc., 5.750%, 08/15/24	9,329
3,494	Potlatch Corp., 7.500%, 11/01/19	3,966

		46,958

	Real Estate Management & Development — 0.1%
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,893
7,361	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	7,398

		10,291

	Total Financials	569,167

	Health Care — 8.5%
	Health Care Equipment & Supplies — 1.4%
	Alere, Inc.,
7,858	6.500%, 06/15/20	8,055
250	7.250%, 07/01/18	264
	Biomet, Inc.,
24,775	6.500%, 08/01/20	26,525
17,405	6.500%, 10/01/20	18,432
4,930	ConvaTec Finance International S.A., (Luxembourg), 8.250% (cash), 01/15/19 (e) (v)	5,004
25,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	27,471
3,890	Halyard Health, Inc., 6.250%, 10/15/22 (e)	3,948
12,350	Hologic, Inc., 6.250%, 08/01/20	12,790
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,040
13,453	4.750%, 04/15/23	12,781
18,382	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	18,796
	Teleflex, Inc.,
3,985	5.250%, 06/15/24 (e)	4,005
3,250	6.875%, 06/01/19	3,404

		142,515

	Health Care Providers & Services — 5.6%
	Acadia Healthcare Co., Inc.,
6,910	5.125%, 07/01/22	6,927
4,165	6.125%, 03/15/21	4,332
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,425
8,825	5.625%, 07/15/22 (e)	9,046
2,840	Catamaran Corp., (Canada), 4.750%, 03/15/21	2,836

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
3,245	Centene Corp., 4.750%, 05/15/22	3,277
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,630
10,085	5.125%, 08/01/21	10,362
24,680	6.875%, 02/01/22	26,130
10,362	7.125%, 07/15/20	10,958
14,950	8.000%, 11/15/19	15,997
	DaVita HealthCare Partners, Inc.,
11,880	5.125%, 07/15/24	12,184
10,500	5.750%, 08/15/22	11,091
8,800	6.625%, 11/01/20	9,218
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,131
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,902
10,151	5.875%, 01/31/22 (e)	10,989
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	10,951
3,075	6.500%, 09/15/18 (e)	3,367
8,669	6.875%, 07/15/17	9,493
	Fresenius Medical Care US Finance II, Inc.,
6,205	4.125%, 10/15/20 (e)	6,251
4,380	4.750%, 10/15/24 (e)	4,391
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,280
	HCA, Inc.,
12,688	3.750%, 03/15/19	12,639
11,640	4.250%, 10/15/19	11,698
6,945	4.750%, 05/01/23	6,988
11,701	5.000%, 03/15/24	11,847
12,185	5.250%, 04/15/25	12,551
10,440	5.875%, 03/15/22	11,353
6,800	5.875%, 05/01/23	7,183
29,793	6.500%, 02/15/20	32,959
19,448	7.500%, 02/15/22	22,268
6,300	8.000%, 10/01/18	7,229
2,800	HealthSouth Corp., 5.750%, 11/01/24	2,912
23,851	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	25,044
2,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	2,906
	LifePoint Hospitals, Inc.,
10,446	5.500%, 12/01/21	10,838
5,450	6.625%, 10/01/20	5,763
26,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	27,105
3,931	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	4,147
	Omnicare, Inc.,
4,090	4.750%, 12/01/22	4,151
1,090	5.000%, 12/01/24	1,112
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,201
8,041	4.500%, 04/01/21	7,900
5,725	4.750%, 06/01/20	5,797
8,128	5.000%, 03/01/19 (e)	8,006
6,550	5.500%, 03/01/19 (e)	6,583
14,245	6.000%, 10/01/20	15,153
10,025	6.250%, 11/01/18	10,852
7,155	6.750%, 02/01/20	7,495
13,807	8.000%, 08/01/20	14,670
24,116	8.125%, 04/01/22	26,950
16,030	United Surgical Partners International, Inc., 9.000%, 04/01/20	17,232
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,194
3,252	4.750%, 08/01/22 (e)	3,285

		568,179

	Health Care Technology — 0.1%
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,823

	Pharmaceuticals — 1.4%
5,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	5,548
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	1
7,800	Endo Finance LLC, 5.750%, 01/15/22 (e)	7,976
	Endo Finance LLC & Endo Finco, Inc.,
5,300	7.000%, 07/15/19 (e)	5,552
3,130	7.000%, 12/15/20 (e)	3,279
1,959	7.250%, 01/15/22 (e)	2,096
7,790	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	8,024
2,025	Hospira, Inc., 5.200%, 08/12/20	2,192
2,725	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,868
7,640	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	7,793
	Valeant Pharmaceuticals International, Inc., (Canada),
6,075	5.625%, 12/01/21 (e)	6,136
20,258	6.375%, 10/15/20 (e)	21,018

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
19,415	6.750%, 08/15/18 (e)	20,750
3,870	6.750%, 08/15/21 (e)	4,039
9,400	6.875%, 12/01/18 (e)	9,741
19,350	7.000%, 10/01/20 (e)	20,317
11,237	7.500%, 07/15/21 (e)	12,136

		139,466

	Total Health Care	859,983

	Industrials — 9.6%
	Aerospace & Defense — 0.8%
	Alliant Techsystems, Inc.,
3,725	5.250%, 10/01/21 (e)	3,772
5,380	6.875%, 09/15/20	5,743
	Bombardier, Inc., (Canada),
8,681	4.750%, 04/15/19 (e)	8,855
6,945	6.125%, 01/15/23 (e)	7,136
9,450	7.500%, 03/15/18 (e)	10,449
5,184	GenCorp, Inc., 7.125%, 03/15/21	5,462
3,151	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	2,773
4,153	Spirit AeroSystems, Inc., 5.250%, 03/15/22	4,215
	TransDigm, Inc.,
6,390	5.500%, 10/15/20	6,310
14,688	6.000%, 07/15/22	14,835
8,884	6.500%, 07/15/24	9,062

		78,612

	Air Freight & Logistics — 0.1%
3,400	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	3,094
4,113	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	4,370

		7,464

	Airlines — 0.8%
15,293	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	16,210
9,346	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	10,444
2,665	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,958
9,050	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	9,616
5,429	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	6,311
274	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	310
11,842	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	13,145
18,413	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	21,013
1,608	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,785

		81,792

	Building Products — 0.6%
	Building Materials Corp. of America,
12,293	5.375%, 11/15/24 (e)	12,293
13,000	6.750%, 05/01/21 (e)	13,991
3,960	6.875%, 08/15/18 (e)	4,107
6,650	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	6,850
3,396	Griffon Corp., 5.250%, 03/01/22	3,247
	Masco Corp.,
4,092	5.950%, 03/15/22	4,511
1,075	7.125%, 03/15/20	1,239
18,685	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	20,040

		66,278

	Commercial Services & Supplies — 2.1%
	ADT Corp. (The),
4,400	4.125%, 04/15/19	4,383
29,685	4.125%, 06/15/23	26,939
19,560	6.250%, 10/15/21	20,489
10,829	Aramark Services, Inc., 5.750%, 03/15/20	11,181
15,450	Casella Waste Systems, Inc., 7.750%, 02/15/19	15,643
4,800	Covanta Holding Corp., 5.875%, 03/01/24	4,920
8,234	Deluxe Corp., 6.000%, 11/15/20	8,543
	Garda World Security Corp., (Canada),
17,035	7.250%, 11/15/21 (e)	17,035
	Harland Clarke Holdings Corp.,
3,005	6.875%, 03/01/20 (e)	3,050
6,275	9.250%, 03/01/21 (e)	6,275
1,480	9.750%, 08/01/18 (e)	1,582
32,554	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	30,926
20,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	20,456
12,951	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	12,757
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2,942
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	7,830
	Quebecor World Capital Corp., (Canada),
6,815	0.000%, 08/01/27 (d) (i)	17

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
865	6.125%, 11/15/13	2
8,325	6.125%, 01/15/15 (d) (i)	21
3,825	9.750%, 01/15/15 (d) (i)	10
	RR Donnelley & Sons Co.,
2,025	6.000%, 04/01/24	2,035
2,710	6.500%, 11/15/23	2,805
10,935	West Corp., 5.375%, 07/15/22 (e)	10,443

		210,284

	Construction & Engineering — 0.7%
	AECOM Technology Corp.,
14,500	5.750%, 10/15/22 (e)	15,189
11,315	5.875%, 10/15/24 (e)	11,965
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,125
14,000	MasTec, Inc., 4.875%, 03/15/23	13,405
24,000	Tutor Perini Corp., 7.625%, 11/01/18	24,900

		75,584

	Electrical Equipment — 0.3%
3,347	Artesyn Embedded Technologies, Inc., 9.750%, 10/15/20 (e)	3,297
12,138	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	12,866
	Sensata Technologies B.V., (Netherlands),
6,293	4.875%, 10/15/23 (e)	6,277
3,801	5.625%, 11/01/24 (e)	4,034

		26,474

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	8,877

	Machinery — 0.9%
	Amsted Industries, Inc.,
4,410	5.000%, 03/15/22 (e)	4,344
2,670	5.375%, 09/15/24 (e)	2,643
19,955	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	20,703
	Bluewater Holding B.V., (Netherlands),
8,100	10.000%, 12/10/19 (e)	7,857
22,400	Reg. S, 10.000%, 12/10/19 (e)	21,728
11,000	Briggs & Stratton Corp., 6.875%, 12/15/20	12,073
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,396
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,836

		89,580

	Marine — 0.6%
2,080	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 8.125%, 02/15/19	1,976
10,190	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22 (e)	9,833
13,347	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	13,680
3,654	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	3,691
6,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	5,413
23,067	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	24,682

		59,275

	Professional Services — 0.1%
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,325
2,500	6.750%, 10/01/20	2,631
4,860	IHS, Inc., 5.000%, 11/01/22 (e)	4,933

		9,889

	Road & Rail — 0.6%
9,989	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	10,713
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
17,700	5.125%, 06/01/22 (e)	17,479
6,195	5.500%, 04/01/23 (e)	6,257
6,963	9.750%, 03/15/20	7,624
	Hertz Corp. (The),
3,250	6.750%, 04/15/19	3,356
15,772	7.375%, 01/15/21	16,639

		62,068

	Trading Companies & Distributors — 1.9%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,091
5,810	7.625%, 04/15/20	6,565
3,985	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	4,095
10,457	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,111
	HD Supply, Inc.,
10,975	5.250%, 12/15/21 (e)	11,208
12,012	7.500%, 07/15/20	12,673
6,630	8.125%, 04/15/19	7,203

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,002
4,965	5.875%, 04/01/19	5,338
24,055	6.250%, 05/15/19	26,280
29,982	8.250%, 12/15/20	36,353
6,650	8.625%, 01/15/22	8,246
	United Rentals North America, Inc.,
9,935	5.750%, 11/15/24	10,308
8,488	6.125%, 06/15/23	8,976
14,000	7.625%, 04/15/22	15,470
7,500	8.250%, 02/01/21	8,156
13,750	8.375%, 09/15/20	14,781

		195,856

	Total Industrials	972,033

	Information Technology — 4.1%
	Communications Equipment — 1.0%
	Alcatel-Lucent USA, Inc.,
8,447	4.625%, 07/01/17 (e)	8,510
9,874	6.450%, 03/15/29	9,615
8,285	6.750%, 11/15/20 (e)	8,596
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	11,715
15,558	10.500%, 03/01/21 (e)	13,575
	CommScope, Inc.,
6,095	5.000%, 06/15/21 (e)	6,095
7,334	5.500%, 06/15/24 (e)	7,297
4,375	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	4,736
19,515	Goodman Networks, Inc., 12.125%, 07/01/18	20,735
	Nokia OYJ, (Finland),
7,517	5.375%, 05/15/19	8,099
3,145	6.625%, 05/15/39	3,428

		102,401

	Electronic Equipment, Instruments & Components — 0.6%
3,668	Belden, Inc., 5.250%, 07/15/24 (e)	3,576
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,657
4,267	9.500%, 12/01/16 (e)	4,490
	CDW LLC/CDW Finance Corp.,
5,290	5.500%, 12/01/24	5,277
6,825	6.000%, 08/15/22	7,141
4,817	8.500%, 04/01/19	5,112
3,526	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	3,600
4,287	Sanmina Corp., 4.375%, 06/01/19 (e)	4,244
11,527	Viasystems, Inc., 7.875%, 05/01/19 (e)	12,161
8,922	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	9,536

		60,794

	Internet Software & Services — 0.2%
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,070
4,518	5.375%, 01/01/22	4,540
5,430	5.375%, 04/01/23	5,450
3,156	5.750%, 01/01/25	3,180
1,085	7.000%, 07/15/21	1,225
1,596	VeriSign, Inc., 4.625%, 05/01/23	1,568

		18,033

	IT Services — 1.2%
12,090	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	12,120
2,230	Cardtronics, Inc., 5.125%, 08/01/22 (e)	2,185
4,797	Ceridian Corp., 8.875%, 07/15/19 (e)	5,325
	First Data Corp.,
9,460	6.750%, 11/01/20 (e)	10,075
4,340	7.375%, 06/15/19 (e)	4,568
18,302	8.250%, 01/15/21 (e)	19,583
4,350	10.625%, 06/15/21	4,959
3,720	11.250%, 01/15/21	4,241
11,400	11.750%, 08/15/21	13,195
21,168	12.625%, 01/15/21	25,190
7,726	8.750% (cash), 01/15/22 (e)	8,306
	SunGard Data Systems, Inc.,
8,170	6.625%, 11/01/19	8,334
5,739	7.625%, 11/15/20	6,112

		124,193

	Semiconductors & Semiconductor Equipment — 0.7%
	Advanced Micro Devices, Inc.,
7,992	6.750%, 03/01/19	7,393
7,180	7.000%, 07/01/24	6,139
7,766	7.750%, 08/01/20	7,232
	Amkor Technology, Inc.,
4,311	6.375%, 10/01/22	4,246
1,180	6.625%, 06/01/21	1,180
3,004	Entegris, Inc., 6.000%, 04/01/22 (e)	3,102

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,272
5,714	6.000%, 01/15/22 (e)	5,900
	Micron Technology, Inc.,
7,392	5.500%, 02/01/25 (e)	7,429
5,133	5.875%, 02/15/22 (e)	5,428
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,388
5,230	5.750%, 02/15/21 (e)	5,531
3,663	5.750%, 03/15/23 (e)	3,892

		65,132

	Software — 0.3%
	Audatex North America, Inc.,
11,712	6.000%, 06/15/21 (e)	12,151
3,422	6.125%, 11/01/23 (e)	3,551
4,635	Infor Software Parent LLC/Infor Software Parent, Inc., 7.875% (cash), 05/01/21 (e) (v)	4,623
5,559	Infor U.S., Inc., 9.375%, 04/01/19	6,012
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	7,878

		34,215

	Technology Hardware, Storage & Peripherals — 0.1%
	NCR Corp.,
3,142	5.000%, 07/15/22	3,063
1,090	5.875%, 12/15/21	1,112
2,730	6.375%, 12/15/23	2,839
1,585	Seagate HDD Cayman, (Cayman Islands), 4.750%, 06/01/23	1,671

		8,685

	Total Information Technology	413,453

	Materials — 11.2%
	Chemicals — 2.2%
	Ashland, Inc.,
7,906	3.000%, 03/15/16	7,956
12,038	3.875%, 04/15/18	12,143
12,040	4.750%, 08/15/22	12,100
14,644	Axiall Corp., 4.875%, 05/15/23	14,168
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	13,163
5,000	Celanese US Holdings LLC, 4.625%, 11/15/22	5,012
6,866	Eagle Spinco, Inc., 4.625%, 02/15/21	6,746
	Huntsman International LLC,
15,500	4.875%, 11/15/20	15,771
4,396	5.125%, 11/15/22 (e)	4,396
	INEOS Group Holdings S.A., (Luxembourg),
4,516	5.875%, 02/15/19 (e)	4,392
5,617	6.125%, 08/15/18 (e)	5,526
	LyondellBasell Industries N.V., (Netherlands),
10,430	5.000%, 04/15/19	11,482
6,000	6.000%, 11/15/21	7,062
	Momentive Performance Materials, Inc.,
10,610	3.880%, 10/24/21	9,284
10,610	8.875%, 10/15/20 (d) (i)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,474
5,135	5.250%, 08/01/23 (e)	5,379
8,550	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	8,464
7,200	Olin Corp., 5.500%, 08/15/22	7,326
	PolyOne Corp.,
18,137	5.250%, 03/15/23	18,273
15,903	7.375%, 09/15/20	16,917
	Rain CII Carbon LLC/CII Carbon Corp.,
10,845	8.000%, 12/01/18 (e)	11,170
10,856	8.250%, 01/15/21 (e)	11,182
4,306	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	4,005
	W.R. Grace & Co. - Conn,
6,902	5.125%, 10/01/21 (e)	7,161
2,300	5.625%, 10/01/24 (e)	2,429

		226,981

	Construction Materials — 1.3%
28,654	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	31,806
	Cemex Finance LLC,
2,160	6.000%, 04/01/24 (e)	2,144
23,630	9.375%, 10/12/22 (e)	27,115
2,676	9.660%, 02/14/17 (i)	2,682
	Cemex S.A.B. de C.V., (Mexico),
6,042	0.000%, 02/14/17 (i)	5,921
6,130	5.700%, 01/11/25 (e)	5,946
9,800	6.500%, 12/10/19 (e)	10,241
9,567	7.250%, 01/15/21 (e)	10,093
4,972	Headwaters, Inc., 7.250%, 01/15/19	5,183

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — continued
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,251
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,605
17,130	Vulcan Materials Co., 7.500%, 06/15/21	20,085

		130,072

	Containers & Packaging — 2.5%
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
5,971	6.250%, 01/31/19 (e)	5,986
1,694	7.000%, 11/15/20 (e)	1,724
6,015	9.125%, 10/15/20 (e)	6,451
	Ball Corp.,
4,643	4.000%, 11/15/23	4,457
4,195	5.000%, 03/15/22	4,342
5,450	5.750%, 05/15/21	5,668
1,625	6.750%, 09/15/20	1,694
8,090	Berry Plastics Corp., 5.500%, 05/15/22	8,131
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
7,855	5.625%, 12/15/16 (e)	7,875
7,805	6.000%, 06/15/17 (e)	7,785
9,560	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	9,464
3,640	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	604
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,651
4,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	4,782
4,075	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,085
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	5,964
3,908	5.375%, 01/15/25 (e)	3,957
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
25,500	5.750%, 10/15/20	26,233
15,600	6.875%, 02/15/21	16,477
7,633	7.125%, 04/15/19	7,905
24,331	7.875%, 08/15/19	25,913
8,800	8.250%, 02/15/21	9,185
12,025	8.500%, 05/15/18	12,386
11,575	9.000%, 04/15/19	12,067
29,514	9.875%, 08/15/19	31,801
	Sealed Air Corp.,
2,755	4.875%, 12/01/22 (e)	2,745
5,745	5.125%, 12/01/24 (e)	5,759
3,594	5.250%, 04/01/23 (e)	3,675
6,000	6.500%, 12/01/20 (e)	6,600
6,212	8.375%, 09/15/21 (e)	6,988

		256,354

	Metals & Mining — 4.6%
9,165	AK Steel Corp., 8.750%, 12/01/18	9,761
	Alcoa, Inc.,
11,255	5.125%, 10/01/24	11,861
9,011	5.400%, 04/15/21	9,775
5,950	5.720%, 02/23/19	6,582
11,368	5.870%, 02/23/22	12,600
10,506	5.900%, 02/01/27	11,436
8,231	6.150%, 08/15/20	9,309
11,394	6.750%, 01/15/28	13,125
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,562
7,386	7.875%, 11/01/20	7,571
20,446	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	21,119
	ArcelorMittal, (Luxembourg),
10,000	6.000%, 03/01/21	10,512
47,700	6.750%, 02/25/22	51,844
27,300	10.350%, 06/01/19	33,238
5,165	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	5,359
16,177	Coeur Mining, Inc., 7.875%, 02/01/21	12,699
	Commercial Metals Co.,
5,360	4.875%, 05/15/23	5,199
6,001	7.350%, 08/15/18	6,646
5,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	5,168
	First Quantum Minerals Ltd., (Canada),
11,611	6.750%, 02/15/20 (e)	11,147
11,611	7.000%, 02/15/21 (e)	11,263
11,551	7.250%, 05/15/22 (e)	11,269
	FMG Resources August 2006 Pty Ltd., (Australia),
3,794	6.875%, 02/01/18 (e)	3,567
2,636	6.875%, 04/01/22 (e)	2,359
25,010	8.250%, 11/01/19 (e)	23,134
21,266	Hecla Mining Co., 6.875%, 05/01/21	19,831
5,925	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	6,132

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
10,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	10,710
	Lundin Mining Corp., (Canada),
9,000	7.500%, 11/01/20 (e)	9,293
8,320	7.875%, 11/01/22 (e)	8,590
	New Gold, Inc., (Canada),
13,642	6.250%, 11/15/22 (e)	13,233
6,961	7.000%, 04/15/20 (e)	6,996
22,000	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,870
6,715	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	7,319
7,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	7,726
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	7,997
	Steel Dynamics, Inc.,
4,350	5.125%, 10/01/21 (e)	4,513
5,300	5.250%, 04/15/23	5,499
5,460	5.500%, 10/01/24 (e)	5,733
2,891	6.125%, 08/15/19	3,086
6,017	6.375%, 08/15/22	6,468
10,950	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	10,402

		467,503

	Paper & Forest Products — 0.6%
	Clearwater Paper Corp.,
5,805	4.500%, 02/01/23	5,674
3,969	5.375%, 02/01/25 (e)	4,009
15,391	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	15,468
4,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	5,017
	Mercer International, Inc.,
2,550	7.000%, 12/01/19 (e)	2,576
4,638	7.750%, 12/01/22 (e)	4,719
3,166	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	3,095
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23	2,004
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,505
1,875	8.375%, 06/15/19 (e)	2,041
	Unifrax I LLC/Unifrax Holding Co.,
9,850	7.500%, 02/15/19 (e)	10,047

		57,155

	Total Materials	1,138,065

	Telecommunication Services — 10.7%
	Diversified Telecommunication Services — 6.8%
	Altice Financing S.A., (Luxembourg),
6,815	6.500%, 01/15/22 (e)	6,979
4,264	7.875%, 12/15/19 (e)	4,512
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,000	5.250%, 09/30/22	4,975
58,176	6.500%, 04/30/21	61,230
2,725	7.000%, 01/15/19	2,837
797	7.375%, 06/01/20	854
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	4,938
1,682	8.750%, 03/15/18	1,741
8,155	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	9,949
90,552	Embarq Corp., 7.995%, 06/01/36	100,739
	Frontier Communications Corp.,
2,329	6.250%, 09/15/21	2,379
26,847	6.875%, 01/15/25	26,981
2,610	8.500%, 04/15/20	2,988
1,810	8.750%, 04/15/22	2,082
21,742	9.250%, 07/01/21	25,492
	Intelsat Jackson Holdings S.A., (Luxembourg),
45,807	6.625%, 12/15/22	47,754
24,335	7.250%, 10/15/20	25,826
3,510	7.500%, 04/01/21	3,764
	Intelsat Luxembourg S.A., (Luxembourg),
37,769	7.750%, 06/01/21	39,138
3,680	8.125%, 06/01/23	3,846
	Level 3 Communications, Inc.,
21,704	5.750%, 12/01/22 (e)	21,813
49,723	11.875%, 02/01/19	53,390
6,651	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	6,718
	Level 3 Financing, Inc.,
28,696	6.125%, 01/15/21	29,916
16,243	7.000%, 06/01/20	17,360
38,024	8.125%, 07/01/19	40,495
7,700	8.625%, 07/15/20	8,374
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,931
21,274	7.750%, 02/15/31	21,700
4,750	Qwest Corp., 7.250%, 09/15/25	5,654

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
18,741	Sprint Capital Corp., 8.750%, 03/15/32	19,701
8,701	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	9,539
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,535
8,282	6.375%, 04/15/23 (e)	8,820
3,996	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	4,121
	Wind Acquisition Finance S.A., (Luxembourg),
10,302	4.750%, 07/15/20 (e)	9,916
11,525	7.375%, 04/23/21 (e)	11,093
	Windstream Corp.,
3,981	7.500%, 06/01/22	4,091
7,766	7.750%, 10/15/20	8,150
1,673	7.750%, 10/01/21	1,750
465	7.875%, 11/01/17	513
690	8.125%, 09/01/18	720
9,054	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	10,186

		685,490

	Wireless Telecommunication Services — 3.9%
44,366	NII Capital Corp., 7.625%, 04/01/21 (d)	7,542
	NII International Telecom S.C.A., (Luxembourg),
14,810	7.875%, 08/15/19 (d) (e)	10,737
12,873	11.375%, 08/15/19 (d) (e)	9,462
10,230	SBA Communications Corp., 4.875%, 07/15/22 (e)	9,949
674	SBA Telecommunications, Inc., 5.750%, 07/15/20	694
20,614	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	20,562
	Sprint Communications, Inc.,
14,268	6.000%, 12/01/16	15,088
19,262	7.000%, 03/01/20 (e)	21,200
41,470	7.000%, 08/15/20	42,507
41,426	9.000%, 11/15/18 (e)	47,951
5,758	11.500%, 11/15/21	7,154
	Sprint Corp.,
30,534	7.125%, 06/15/24	30,191
5,604	7.250%, 09/15/21	5,716
11,644	7.875%, 09/15/23	12,197
	T-Mobile USA, Inc.,
5,789	5.250%, 09/01/18	5,991
6,870	6.000%, 03/01/23	6,973
12,105	6.125%, 01/15/22	12,317
15,210	6.250%, 04/01/21	15,590
6,870	6.375%, 03/01/25	6,973
4,376	6.464%, 04/28/19	4,540
3,097	6.500%, 01/15/24	3,167
17,292	6.625%, 11/15/20	17,897
13,487	6.625%, 04/01/23	13,993
12,098	6.633%, 04/28/21	12,461
31,970	6.731%, 04/28/22	33,089
12,020	6.836%, 04/28/23	12,501
10,108	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	10,639

		397,081

	Total Telecommunication Services	1,082,571

	Utilities — 3.0%
	Electric Utilities — 0.4%
14,380	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22 (e)	15,135
7,603	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	7,546
15,375	Texas Competitive Electric, VAR, 4.710%, 10/01/20	12,262

		34,943

	Gas Utilities — 0.6%
2,990	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	3,080
5,385	Rose Rock Midstream LP/Rose Rock Finance Corp, 5.625%, 07/15/22	5,250
	Sabine Pass Liquefaction LLC,
11,000	5.625%, 02/01/21	11,248
30,157	5.625%, 04/15/23	30,760
9,090	5.750%, 05/15/24	9,192
4,000	6.250%, 03/15/22	4,240

		63,770

	Independent Power & Renewable Electricity Producers — 1.8%
	AES Corp.,
5,190	4.875%, 05/15/23	5,190
20,474	5.500%, 03/15/24	20,883
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,972
9,821	5.750%, 01/15/25	9,993
13,374	5.875%, 01/15/24 (e)	14,210
23,583	7.875%, 01/15/23 (e)	26,118

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	—	(h)
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	—	(h)
151	8.375%, 05/01/16 (d) (i)	—
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—	(h)
10,000	Dynegy, Inc., 5.875%, 06/01/23	9,825
31,373	GenOn Energy, Inc., 9.875%, 10/15/20	32,471
	NRG Energy, Inc.,
2,000	6.250%, 07/15/22	2,055
11,000	6.250%, 05/01/24 (e)	11,248
20,000	6.625%, 03/15/23	20,950
20,000	7.875%, 05/15/21	21,650

		184,581

	Multi-Utilities — 0.2%
	Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
14,390	6.750%, 11/01/19 (e)	14,965
4,900	7.625%, 11/01/24 (e)	5,182

		20,147

	Total Utilities	303,441

	Total Corporate Bonds (Cost $8,581,444)	8,720,457

Preferred Securities — 0.9% (x)
	Financials — 0.9%
	Banks — 0.7%
	Bank of America Corp.,
10,105	Series V, VAR, 5.125%, 06/17/19	9,777
7,373	Series K, VAR, 8.000%, 01/30/18	7,889
18,885	Series M, VAR, 8.125%, 05/15/18	20,348
5,060	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	5,262
10,546	Citigroup, Inc., VAR, 5.950%, 01/30/23	10,493
11,709	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	11,504
10,689	Wells Fargo & Co., VAR, 5.900%, 06/15/24	10,997

		76,270

	Capital Markets — 0.2%
10,384	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	10,618
5,515	Morgan Stanley, VAR, 5.450%, 07/15/19	5,556

		16,174

	Total Preferred Securities (Cost $88,797)	92,444

SHARES
Common Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,030

	Specialty Retail — 0.0% (g)
116	Neebo, Inc. (a) (i)	690

	Total Consumer Discretionary	1,720

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a) (i)	26
106	Somerset Cayuga Holding Co., Inc. (a) (i)	2,857

	Total Financials	2,883

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
4	Quad/Graphics, Inc.	78

	Marine — 0.0% (g)
15	General Maritime Corp. (a) (i)	115

	Total Industrials	193

	Materials — 0.3%
	Construction Materials — 0.1%
281	U.S. Concrete, Inc. (a)	7,921

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a) (i)	—	(h)

	Paper & Forest Products — 0.2%
263	New Holdco (a) (i)	23,673

	Total Materials	31,594

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
250	Dynegy, Inc. (a)	8,287

	Total Common Stocks (Cost $71,553)	44,677

Preferred Stocks — 1.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	1

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Media — continued
1	Spanish Broadcasting System, Inc., Series B, 10.750% (PIK), 12/31/14 ($1000 par value) (v) @	1,020

	Total Consumer Discretionary	1,021

	Financials — 0.8%
	Consumer Finance — 0.4%
28	Ally Financial, Inc., Series G, 7.000%, 12/29/14 ($1000 par value) (a) (e) @	28,143
646	GMAC Capital Trust I, 8.130%, 02/15/40 ($25 par value)	17,080

		45,223

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,574
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 12/29/14 ($1000 par value) @	28,237

		37,811

	Total Financials	83,034

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1000 par value) (e) @	13,468

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A, (a) (i)	—

	Total Preferred Stocks (Cost $92,075)	97,523

PRINCIPAL AMOUNT($)
Loan Assignments — 7.9%
	Consumer Discretionary — 2.7%
	Auto Components — 0.1%
4,995	Remy International, Inc., Term B Loan 2013, VAR, 4.250%, 03/05/20	4,976

	Automobiles — 0.3%
13,775	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	13,703
16,863	Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	16,745

		30,448

	Hotels, Restaurants & Leisure — 0.3%
4,261	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	4,266
5,681	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	5,844
5,309	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	5,326
4,868	Scientific Games International, Inc., Term Loan, VAR, 4.940%, 10/18/20 ^	4,796
6,630	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	6,696

		26,928

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.479%, 01/30/17	4,777

	Leisure Products — 0.2%
12,900	Delta 2 Sarl, 2nd Lien Term Loan, (Luxembourg), VAR, 7.750%, 07/29/22	12,827
11,501	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	11,396

		24,223

	Media — 1.3%
44,235	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19 ^	41,562
25,104	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19	24,046
10,917	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	7,893
13,977	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16 ^	13,942
3,930	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	3,869
22,100	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	21,872
9,702	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	9,596
3,525	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	3,466
5,194	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	5,074

		131,320

	Multiline Retail — 0.2%
17,610	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	17,265

	Specialty Retail — 0.3%
14,925	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	14,173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Specialty Retail — continued
2,992	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	2,965
2,863	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19	2,831
11,822	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	11,772

		31,741

	Total Consumer Discretionary	271,678

	Consumer Staples — 1.5%
	Food & Staples Retailing — 0.9%
27,375	Albertsons LLC, Term Loan B4, VAR, 4.500%, 08/25/21 ^	27,443
725	Albertsons, Term Loan B4, 4.500%, 08/25/21	727
5,290	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	5,334
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,461
31,704	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	31,536

		92,501

	Food Products — 0.5%
4,064	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	4,044
23,336	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	23,314
3,703	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	3,702
9,782	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	9,639
2,970	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,927
3,541	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21	3,535

		47,161

	Household Products — 0.1%
8,147	Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	8,116
4,455	Spectrum Brands, Inc., Tranche 3 Term Loan, VAR, 3.500%, 09/04/19	4,429

		12,545

	Total Consumer Staples	152,207

	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
3,359	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	3,191
3,411	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	3,181

		6,372

	Oil, Gas & Consumable Fuels — 0.3%
2,773	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	2,797
9,160	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20 ^	8,294
10,852	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	10,543
8,733	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	8,005

		29,639

	Total Energy	36,011

	Financials — 0.4%
	Consumer Finance — 0.1%
11,940	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	11,557

	Diversified Financial Services — 0.3%
7,393	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	7,313
21,683	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	20,701

		28,014

	Insurance — 0.0% (g)
3,157	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20	3,130

	Total Financials	42,701

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,700

	Pharmaceuticals — 0.0% (g)
1,296	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	1,294
1,333	Ceva Logistics Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	1,260

		2,554

	Total Health Care	8,254

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
3,647	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	3,656

	Air Freight & Logistics — 0.0% (g)
167	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	158

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Air Freight & Logistics — continued
967	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	913
921	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	870

		1,941

	Airlines — 0.1%
8,858	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	8,741

	Commercial Services & Supplies — 0.1%
11,640	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	11,626

	Industrial Conglomerates — 0.0% (g)
2,271	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	2,272

	Machinery — 0.1%
6,259	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	6,275

	Marine — 0.1%
4,636	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	4,296
7,135	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	6,957

		11,253

	Trading Companies & Distributors — 0.1%
5,356	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	5,314

	Total Industrials	51,078

	Information Technology — 1.0%
	Communications Equipment — 0.2%
14,995	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17	14,554
3,890	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	3,870

		18,424

	Electronic Equipment, Instruments & Components — 0.2%
4,880	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,811
18,514	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 ^	18,520

		23,331

	Internet Software & Services — 0.1%
7,122	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	7,104

	IT Services — 0.2%
20,200	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	19,935
4,436	First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	4,374

		24,309

	Semiconductors & Semiconductor Equipment — 0.3%
2,915	Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	2,913
9,358	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	9,274
6,890	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	6,898
12,383	On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18	12,073

		31,158

	Total Information Technology	104,326

	Materials — 0.2%
	Chemicals — 0.2%
12,799	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	12,616
3,190	AZ Chemical Ltd., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	3,168
1,497	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	1,495

		17,279

	Construction Materials — 0.0% (g)
2,033	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,040

	Metals & Mining — 0.0% (g)
1,200	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	1,179

	Total Materials	20,498

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
10,699	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,726
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	611
1,622	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	1,609
3,756	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	3,746

		16,692

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Wireless Telecommunication Services — 0.1%
6,591	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	6,476
8,811	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	8,650

		15,126

	Total Telecommunication Services	31,818

	Utilities — 0.9%
	Electric Utilities — 0.9%
60,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17 (d) ^	43,608
59,999	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.650%, 10/10/16 (d)	43,143

	Total Utilities	86,751

	Total Loan Assignments (Cost $828,205)	805,322

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
52	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—
112	expiring 6/29/19 (Strike Price $1.00) (a) (i)	—
	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

PRINCIPAL AMOUNT(S)
Short-Term Investments— 2.3%
	U.S. Treasury Obligations— 0.0% (g)
220	U.S. Treasury Bill, 0.020%, 03/12/15 (n)	220
2,365	U.S. Treasury Bill, 0.030%, 01/08/15 (n)	2,365

	Total U.S. Treasury Obligations	2,585

SHARES
	Investment Company — 2.3%
230,621	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	230,621

	Total Short-Term Investments (Cost $233,206)	233,206

	Total Investments — 98.7% (Cost $9,907,329)	10,008,856
	Other Assets in Excess of Liabilities — 1.3%	128,342

	NET ASSETS — 100.0%	$10,137,198

Percentages indicated are based on net assets.

Centrally Cleared Credit Default Swap - Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.23-V1	5.000% quarterly	12/20/19	3.336%	50,000	$4,151	$(3,011)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,288
Aggregate gross unrealized depreciation	(242,761)

Net unrealized appreciation/depreciation	$101,527

Federal income tax cost of investments	$9,907,329

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at Period End Date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—		$1,720		$1,720
Financials	—	—		2,883		2,883
Industrials	78	—		115		193
Materials	7,921	—		23,673		31,594
Utilities	8,287	—		—		8,287

Total Common Stocks	16,286	—		28,391		44,677

Preferred Stocks
Consumer Discretionary	1,020	—		1		1,021
Financials	26,654	56,380		—		83,034
Industrials	—	13,468		—		13,468
Materials	—	—	(a)	—	(a)	—	(a)

Total Preferred Stocks	27,674	69,848		1		97,523

Debt Securities
Asset-Backed Securities	—	—		5,767		5,767
Convertible Bonds
Consumer Discretionary	—	—		—	(a)	—	(a)
Utilities	—	—		9,460		9,460
Total Convertible Bonds	—	—		9,460		9,460
Corporate Bonds
Consumer Discretionary	—	1,602,117		3,409		1,605,526
Consumer Staples	—	335,215		—		335,215
Energy	—	1,441,003		—		1,441,003
Financials	—	560,071		9,096		569,167
Health Care	—	859,982		1		859,983
Industrials	—	890,193		81,840		972,033
Information Technology	—	413,453		—		413,453
Materials	—	1,128,858		9,207		1,138,065
Telecommunication Services	—	1,082,571		—		1,082,571
Utilities	—	303,425		16		303,441

Total Corporate Bonds	—	8,616,888		103,569		8,720,457

Preferred Securities
Financials	—	92,444		—		92,444
Loan Assignments
Consumer Discretionary	—	271,678		—		271,678
Consumer Staples	—	152,207		—		152,207
Energy	—	36,011		—		36,011
Financials	—	42,701		—		42,701
Health Care	—	8,254		—		8,254
Industrials	—	51,078		—		51,078
Information Technology	—	104,326		—		104,326
Materials	—	20,498		—		20,498
Telecommunication Services	—	31,818		—		31,818
Utilities	—	86,751		—		86,751

Total Loan Assignments	—	805,322		—		805,322
Warrants
Consumer Discretionary	$—	$—		$—	(a)	$—	(a)
Industrials	—	—		—	(a)	—	(a)
Total Warrants	—	—		—	(a)	—	(a)
Short-Term Investments
Investment Company	230,621	—		—		230,621
U.S. Treasury Obligations	—	2,585		—		2,585

Total Investments in Securities	$274,581	$9,587,087		$147,188		$10,008,856

Appreciation in Other Financial Instruments
Credit Default Swap	$—	$1,140		$—		$1,140

(a)	Value is zero.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers among any levels during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities	$6,913		$(72)	$(290)	$23		$—	$(807)	$—	$—	$5,767
Common Stocks - Consumer Discretionary	1,752		—	(32)	—		—	—	—	—	1,720
Common Stocks - Financials	2,882		—	1	—		—	—	—	—	2,883
Common Stocks - Industrials	213		—	(98)	—		—	—	—	—	115
Common Stocks - Information Technology	—	(a)	—	—	—		—	—	—	—	—
Common Stocks - Materials	22,095		—	1,578	—		—	—	—	—	23,673
Convertible Bonds - Consumer Discretionary	—	(a)	—	— (a)	—		—	—	—	—	—	(a)
Convertible Bonds - Financials	12,418		1,617	(6,773)	—		564	(7,826)	—	—	—
Convertible Bonds - Utilities	—		—	5,347	—		—	4,113	—		9,460
Corporate Bonds - Consumer Discretionary	3,526		—	—	—	(a)	21	(138)	—	—	3,409
Corporate Bonds - Financials	8,765		—	915	13		—	(597)	—	—	9,096
Corporate Bonds - Health Care	421		—	(420)	—		—	—	—	—	1
Corporate Bonds - Industrials	115,456		2,295	(3,660)	364		2,096	(34,711)	—	—	81,840
Corporate Bonds - Materials	16,911		—	(369)	74		—	(7,409)	—	—	9,207
Corporate Bonds - Utilities	500		—	(484)	—		—	—	—	—	16
Loan Assignments - Consumer Discretionary	5,261		120	14,089	(66)		—	(19,404)	—	—	—
Preferred Stocks - Consumer Discretionary	—	(b)	—	1	—		—	—	—	—	1
Preferred Stocks - Information Technology	—	(a)	—	—	—		—	—	—	—	—
Preferred Stocks - Materials	—	(a)	—	— (a)	—		—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—		—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	— (a)	—		—	—	—	—	—	(a)

Total	$197,113		$3,960	$9,805	$408		$2,681	$(66,779)	$—	$—	$147,188

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $3,123,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2014		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$115		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	0		Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	115
	0	(c)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	0
	4,014		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10.00% (N/A)
				Probability of Default	99.99% (N/A)

Corporate Bond	4,014
	5,767		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (4.75%) 2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% N/A)
				Constant Default Rate	0.00% (N/A)
				Yield (Discount Rate of Cash Flows)	4.28% (N/A)

Asset-Backed Securities	5,767

Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	9,896

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $137,292,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describes the derivatives used by the Fund.

(1). Swaps — The Fund engages in various swap transactions, including credit default to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 19.6%
1,923	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,869
	Ally Auto Receivables Trust,
595	Series 2010-5, Class A4, 1.750%, 03/15/16	595
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,945
	American Credit Acceptance Receivables Trust,
1,951	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,952
1,556	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	1,555
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,572
	AmeriCredit Automobile Receivables Trust,
499	Series 2013-4, Class A2, 0.740%, 11/08/16	499
3,387	Series 2014-1, Class A2, 0.570%, 07/10/17	3,387
806	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	790
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.735%, 07/25/32	83
799	Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	706
2,992	Series 2002-BC9, Class M1, VAR, 1.805%, 12/25/32	2,609
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
111	Series 1997-2, Class M1A, VAR, 0.710%, 06/25/27	109
722	Series 1998-1, Class M1A, VAR, 0.800%, 01/25/28	686
828	Series 1998-3, Class M1A, VAR, 0.785%, 09/25/28	767
415	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.780%, 12/15/33	408
1,044	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,044
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	2,349
1,488	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.055%, 12/25/33	1,392
523	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.255%, 05/25/37	497
2,610	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	2,627
	Capital Auto Receivables Asset Trust,
6,500	Series 2013-3, Class A2, 1.040%, 11/21/16	6,519
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,720
748	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	750
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	3,467
462	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	462
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.005%, 01/25/32	261
	Countrywide Asset-Backed Certificates,
114	Series 2002-1, Class A, VAR, 0.715%, 08/25/32	95
156	Series 2002-BC1, Class A, VAR, 0.815%, 04/25/32	104
183	Series 2002-BC2, Class A, VAR, 0.695%, 04/25/32	127
113	Series 2003-BC2, Class 2A1, VAR, 0.755%, 06/25/33	96
1,313	Series 2003-BC5, Class M1, VAR, 1.205%, 09/25/33	1,149
503	Series 2004-2, Class M4, VAR, 1.655%, 03/25/34	391
249	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	249
555	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.375%, 04/15/30	531
	CPS Auto Receivables Trust,
1,855	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,862
1,232	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,233
	CWHEQ Revolving Home Equity Loan Trust,
556	Series 2005-E, Class 2A, VAR, 0.375%, 11/15/35	477

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,512	Series 2005-M, Class A1, VAR, 0.395%, 02/15/36	2,089
10,000	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.585%, 07/15/21	10,021
	DT Auto Owner Trust,
881	Series 2013-2A, Class A, 0.810%, 09/15/16 (e)	882
1,026	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	1,026
	Exeter Automobile Receivables Trust,
1,624	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,627
2,107	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	2,110
912	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	911
	First Franklin Mortgage Loan Trust,
113	Series 2002-FF1, Class M1, VAR, 1.205%, 04/25/32	85
1,094	Series 2002-FF4, Class M1, VAR, 1.730%, 02/25/33	566
433	Series 2003-FFH1, Class M2, VAR, 1.905%, 09/25/33	263
703	Series 2004-FF8, Class M4, VAR, 1.761%, 10/25/34	293
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.635%, 09/25/35	946
2,041	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,047
3,558	Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.900%, 10/15/18	3,563
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.645%, 07/25/35	3,140
2,506	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	2,512
3,433	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,412
261	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.335%, 09/15/30	225
2,208	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,209
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,748
2,792	Honda Auto Receivables Owner Trust, Series 2014-1, Class A2, 0.410%, 09/21/16	2,791
1,703	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	1,710
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.155%, 06/17/31 (e)	4,939
219	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.795%, 12/25/24	193
22	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	22
243	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	232
	Morgan Stanley ABS Capital I, Inc. Trust,
1,623	Series 2003-NC6, Class M1, VAR, 1.355%, 06/25/33	1,577
7,500	Series 2005-WMC4, Class M5, VAR, 1.130%, 04/25/35	6,954
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,699
298	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.555%, 11/25/33	235
968	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 09/15/17	972
1,919	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,919
2,284	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	2,284
908	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.055%, 07/25/32	837
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,769	Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	1,777
2,482	Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	2,468
590	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	591
2,909	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,917
4,800	Progress Residential Trust, Series 2014-SFR1, Class A, VAR, 1.255%, 10/17/31 (e)	4,755
295	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.835%, 03/25/33	262
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	369

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Residential Funding Mortgage Securities II Home Loan Trust,
128	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	127
225	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	222
55	Series 2003-HS1, Class AII, VAR, 0.445%, 12/25/32	52
4,452	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 1.830%, 03/15/17	4,465
623	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	623
1,000	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, VAR, 1.405%, 08/25/32 (e)	1,000
4,725	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	4,729
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,738
1,443	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,423
140	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.855%, 04/25/33	135
124	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.735%, 01/25/33	115
2,086	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	2,084
1,617	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	1,617
	Vericrest Opportunity Loan Transferee,
3,692	Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	3,687
1,869	Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54	1,869
3,568	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL5, Class A1, SUB, 3.125%, 04/27/54 (e)	3,547
1,145	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	1,146
2,242	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	2,239
2,278	VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	2,286
2,083	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	2,084
2,091	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	2,094
2,119	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	2,129
1,257	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,259
3,749	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,674

	Total Asset-Backed Securities (Cost $181,222)	177,456

Collateralized Mortgage Obligations — 47.5%
	Agency CMO — 38.8%
378	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.806%, 10/25/22	60
	Federal Home Loan Mortgage Corp. REMIC,
9	Series 1071, Class F, VAR, 1.105%, 04/15/21	9
16	Series 1343, Class LA, 8.000%, 08/15/22	18
14	Series 1370, Class JA, VAR, 1.305%, 09/15/22	14
13	Series 1379, Class W, VAR, 1.950%, 10/15/22	13
3	Series 1508, Class KA, VAR, 1.263%, 05/15/23	4
217	Series 1689, Class M, PO, 03/15/24	207
102	Series 1771, Class PK, 8.000%, 02/15/25	117
174	Series 1974, Class ZA, 7.000%, 07/15/27	196
31	Series 1981, Class Z, 6.000%, 05/15/27	34
114	Series 2033, Class PR, PO, 03/15/24	109
17	Series 2261, Class ZY, 7.500%, 10/15/30	20
2	Series 2289, Class NA, VAR, 10.081%, 05/15/20	2
59	Series 2338, Class FN, VAR, 0.655%, 08/15/28	60
117	Series 2416, Class SA, IF, 15.295%, 02/15/32	160
97	Series 2416, Class SH, IF, 15.691%, 02/17/32	131
21	Series 2477, Class FZ, VAR, 0.705%, 06/15/31	22
149	Series 2661, Class FG, VAR, 0.605%, 03/15/17	149
601	Series 3085, Class VS, HB, IF, 28.101%, 12/15/35	940
892	Series 3300, Class FA, VAR, 0.455%, 08/15/35	893

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,390		Series 3737, Class DG, 5.000%, 10/15/30	2,616
4,913		Series 3832, Class PL, 5.000%, 08/15/39	5,282
3,079		Series 3841, Class JF, VAR, 0.555%, 10/15/38	3,084
11,067		Series 3860, Class FP, VAR, 0.555%, 06/15/40	11,122
2,884		Series 3952, Class MA, 3.000%, 11/15/21	2,984
13,435		Series 4074, Class FE, VAR, 0.555%, 07/15/42	13,488
13,775		Series 4111, Class FA, VAR, 0.505%, 08/15/39	13,802
6,867		Series 4120, IO, 3.000%, 10/15/32	821
17,766		Series 4150, Class F, VAR, 0.525%, 01/15/43	17,668
23,050		Series 4150, Class GE, 2.000%, 01/15/33	22,898
12,909		Series 4161, Class YF, VAR, 0.525%, 02/15/43	12,837
7,143		Series 4206, Class DA, 2.000%, 05/15/33	7,153
14,363		Series 4281, Class FB, VAR, 0.705%, 12/15/43	14,317
24,226		Series 4350, VAR, 0.507%, 12/15/37	24,374
19,463		Series 4350, VAR, 0.507%, 06/15/38	19,580
10,000		Series 4413, Class WF, VAR, 0.501%, 10/15/41	9,989
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
82		Series T-51, Class 1APO, PO, 09/25/42	70
1,089		Series T-54, Class 4A, VAR, 3.033%, 02/25/43	1,155
1,286		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.520%, 01/25/17	1,286
		Federal National Mortgage Association Grantor Trust,
498		Series 2001-T8, Class A1, 7.500%, 07/25/41	564
1,452		Series 2002-T6, Class A4, VAR, 3.166%, 03/25/41	1,502
		Federal National Mortgage Association REMIC,
12		Series 1988-15, Class B, VAR, 0.705%, 06/25/18	12
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
37		Series 1990-64, Class Z, 10.000%, 06/25/20	43
103		Series 1990-145, Class A, VAR, 1.107%, 12/25/20	104
68		Series 1991-142, Class PL, 8.000%, 10/25/21	76
78		Series 1991-156, Class F, VAR, 1.455%, 11/25/21	80
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,354.750%, 05/25/22	28
139		Series 1992-112, Class GB, 7.000%, 07/25/22	155
4		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
54		Series 1992-200, Class FK, VAR, 1.963%, 11/25/22	56
63		Series 1993-27, Class S, IF, 9.518%, 02/25/23	74
127		Series 1993-110, Class H, 6.500%, 05/25/23	145
14		Series 1993-119, Class H, 6.500%, 07/25/23	16
125		Series 1993-146, Class E, PO, 05/25/23	120
55		Series 1993-165, Class FH, VAR, 1.305%, 09/25/23	57
276		Series 1993-179, Class FM, VAR, 1.913%, 10/25/23	284
45		Series 1997-74, Class E, 7.500%, 10/20/27	52
652		Series 2001-9, Class F, VAR, 0.405%, 02/17/31	654
121		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	22
391		Series 2002-77, Class FY, VAR, 0.555%, 12/25/17	393
695		Series 2003-17, Class FN, VAR, 0.455%, 03/25/18	695
52		Series 2003-21, Class FK, VAR, 0.555%, 03/25/33	52
1,126		Series 2004-17, Class BF, VAR, 0.505%, 01/25/34	1,130
1,876		Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	219
4,464		Series 2006-124, Class FC, VAR, 0.505%, 01/25/37	4,478
78		Series 2007-2, Class FA, VAR, 0.355%, 02/25/37	78

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,959	Series 2010-42, Class PD, 4.500%, 07/25/39	3,055
4,750	Series 2012-38, Class PA, 2.000%, 09/25/41	4,562
8,181	Series 2012-93, Class ME, 2.500%, 01/25/42	8,352
4,707	Series 2012-114, Class VE, 3.500%, 10/25/25	4,990
19,210	Series 2012-119, Class FB, VAR, 0.505%, 11/25/42	19,274
1,815	Series 2013-6, Class FL, VAR, 0.555%, 02/25/43	1,832
6,892	Series 2013-15, Class DC, 2.000%, 03/25/33	6,834
4,405	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,286
5,119	Series 2013-26, Class AV, 3.500%, 04/25/26	5,398
4,400	Series 2013-43, Class YH, 2.500%, 05/25/33	4,389
17,234	Series 2013-54, Class HF, VAR, 0.355%, 10/25/41	17,226
12,731	Series 2014-66, Class WF, VAR, 0.501%, 10/25/54	12,716
23	Series G92-44, Class ZQ, 8.000%, 07/25/22	25
738	Series G94-9, Class PJ, 6.500%, 08/17/24	820
	Federal National Mortgage Association REMIC Trust,
335	Series 2003-W1, Class 2A, VAR, 6.560%, 12/25/42	387
2,046	Series 2003-W15, Class 3A, VAR, 3.949%, 12/25/42	2,221
1,526	Series 2003-W4, Class 5A, VAR, 3.007%, 10/25/42	1,609
1,244	Series 2009-W1, Class A, 6.000%, 12/25/49	1,391
	Federal National Mortgage Association STRIPS,
620	Series 343, Class 23, IO, 4.000%, 10/25/18	32
897	Series 343, Class 27, IO, 4.500%, 01/25/19	53
750	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.787%, 02/25/44	794
	Government National Mortgage Association,
530	Series 1999-27, Class ZA, 7.500%, 04/17/29	598
14	Series 2000-35, Class F, VAR, 0.705%, 12/16/25	15
353	Series 2002-31, Class FC, VAR, 0.403%, 09/26/21	353
6,135	Series 2010-166, Class GP, 3.000%, 04/20/39	6,355
7,372	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42	7,414
5,104	Series 2013-H16, Class FA, VAR, 0.695%, 07/20/63	5,127
22,699	Series 2014-H07, Class FC, VAR, 0.752%, 05/20/64	22,868
7,826	Series 2014-H11, Class JA, VAR, 0.652%, 06/20/64	7,843

		349,596

	Non-Agency CMO — 8.7%
	Alternative Loan Trust,
692	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	718
1,043	Series 2004-33, Class 3A3, VAR, 2.365%, 12/25/34	834
69	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	71
820	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	855
	Banc of America Funding Trust,
686	Series 2005-E, Class 5A1, VAR, 2.582%, 05/20/35	677
1,018	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,032
	Banc of America Mortgage Trust,
8	Series 2003-5, Class 2A8, VAR, 0.605%, 07/25/18	8
1,176	Series 2004-D, Class 2A2, VAR, 2.660%, 05/25/34	1,171
6	Series 2005-10, Class 1A13, 5.500%, 11/25/35	6
946	Series 2005-A, Class 3A1, VAR, 2.684%, 02/25/35	909
604	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.160%, 11/25/34	348
532	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	532

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CHL Mortgage Pass-Through Trust,
207	Series 2002-38, Class A1, 5.000%, 02/25/18	207
504	Series 2003-21, Class A1, VAR, 2.599%, 05/25/33	506
515	Series 2004-HYB8, Class 1A1, VAR, 0.855%, 01/20/35	464
218	Series 2005-1, Class 1A2, VAR, 0.505%, 03/25/35	62
13	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	13
	Credit Suisse First Boston Mortgage Securities Corp.,
1,453	Series 2003-AR24, Class 2A4, VAR, 2.551%, 10/25/33	1,411
1,273	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,307
255	Series 2004-AR3, Class 6M1, VAR, 1.255%, 04/25/34	253
248	Series 2005-5, Class 1A1, 5.000%, 07/25/20	249
748	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.737%, 02/25/20	772
4,526	Federal National Mortgage Association, Series 2014-C02, Class 1M1, VAR, 1.105%, 05/25/24	4,435
3,532	Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1, VAR, 1.755%, 01/25/24	3,519
657	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	664
1,177	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	1,178
89	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.655%, 06/25/30	70
440	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.655%, 11/15/30	393
1,228	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,287
875	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	910
	Impac CMB Trust,
378	Series 2004-3, Class 3A, VAR, 0.795%, 03/25/34	362
396	Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	371
1,729	Series 2005-5, Class A1, VAR, 0.795%, 08/25/35	1,536
1,336	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.822%, 03/25/37	1,239
237	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.050%, 10/25/33	236
	MASTR Adjustable Rate Mortgages Trust,
627	Series 2003-5, Class 5A1, VAR, 2.250%, 10/25/33	636
627	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	630
2,099	Series 2004-13, Class 3A7B, VAR, 2.161%, 11/21/34	2,117
192	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.555%, 02/25/33	173
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
582	Series 2001-TBC1, Class B1, VAR, 1.035%, 11/15/31	521
142	Series 2002-TBC1, Class B1, VAR, 1.155%, 09/15/30	113
71	Series 2002-TBC1, Class B2, VAR, 1.555%, 09/15/30	55
312	Series 2002-TBC2, Class B1, VAR, 1.005%, 08/15/32	252
	Merrill Lynch Mortgage Investors Trust,
598	Series 2004-1, Class 2A3, VAR, 2.149%, 12/25/34	552
859	Series 2004-D, Class A1, VAR, 0.815%, 09/25/29	856
55	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	59
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
420	Series 2003-HYB1, Class A4, VAR, 1.697%, 03/25/33	391
347	Series 2003-HYB1, Class B1, VAR, 1.697%, 03/25/33	238
	Morgan Stanley Mortgage Loan Trust,
3,774	Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	3,982
497	Series 2004-5AR, Class 3A3, VAR, 2.338%, 07/25/34	471
2,803	Series 2004-5AR, Class 3A5, VAR, 2.338%, 07/25/34	2,790

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,345	Series 2004-11AR, Class 1A2A, VAR, 0.465%, 01/25/35	1,284
1,579	NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class AF, VAR, 0.605%, 02/25/35 (e)	1,315
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
233	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	245
44	Series 2004-AR1, Class 5A1, VAR, 0.915%, 08/25/34	42
1,036	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.776%, 10/25/32	1,124
385	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	388
	RFMSI Trust,
893	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	891
4,500	Series 2005-SA2, Class 2A2, VAR, 2.951%, 06/25/35	4,313
1,044	Series 2006-SA4, Class 2A1, VAR, 3.493%, 11/25/36	900
1	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	1
	Sequoia Mortgage Trust,
90	Series 11, Class A, VAR, 1.055%, 12/20/32	87
232	Series 2003-3, Class A2, VAR, 1.025%, 07/20/33	225
2,360	Series 2004-11, Class A2, VAR, 0.646%, 12/20/34	2,240
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,071
3,215	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,209
191	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.854%, 03/19/34	187
1,330	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.904%, 07/19/32	928
1,314	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-40A, Class 4A, VAR, 2.350%, 01/25/34	1,248
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,625	Series 2003-29, Class 3A1, VAR, 5.025%, 09/25/33	2,644
4,216	Series 2003-32, Class 5A1, VAR, 5.839%, 11/25/33	4,463
3,586	Series 2003-24A, Class 2A, VAR, 2.597%, 07/25/33	3,550
	WaMu Mortgage Pass-Through Certificates Trust,
1,069	Series 2004-AR11, Class A, VAR, 2.426%, 10/25/34	1,063
2,160	Series 2004-AR3, Class A1, VAR, 2.370%, 06/25/34	2,193
	Wells Fargo Mortgage-Backed Securities Trust,
535	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	543
719	Series 2005-AR16, Class 3A2, VAR, 2.610%, 03/25/35	724
245	Series 2006-17, Class A1, 5.500%, 11/25/21	248
307	Series 2007-3, Class 3A1, 5.500%, 04/25/22	316

		78,883

	Total Collateralized Mortgage Obligations (Cost $427,725)	428,479

Commercial Mortgage-Backed Securities — 6.3%
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.205%, 09/15/26 (e)	2,897
1,255	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	1,262
	Bayview Commercial Asset Trust,
474	Series 2004-3, Class A2, VAR, 0.575%, 01/25/35 (e)	440
1,728	Series 2005-2A, Class A2, VAR, 0.505%, 08/25/35 (e)	1,523
345	Series 2005-2A, Class M1, VAR, 0.585%, 08/25/35 (e)	275
1,238	Series 2007-2A, Class A2, VAR, 0.475%, 07/25/37 (e)	984
1,644	Series 2007-3, Class A2, VAR, 0.445%, 07/25/37 (e)	1,373
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.105%, 07/05/33 (e)	5,964
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.905%, 06/15/33 (e)	4,851

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,487
2,667	Series 2014-BBG, Class A, VAR, 0.955%, 03/15/29 (e)	2,667
3,526	Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	3,525
1,319	Series 2014-PAT, Class A, VAR, 0.953%, 08/13/27 (e)	1,315
3,774	Series 2014-TWC, Class A, VAR, 1.003%, 02/13/32 (e)	3,771
1,856	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	1,861
3,767	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	3,787
3,378	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,596
363	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	365
6,027	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,032
513	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	513
617	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	617
2,670	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.405%, 12/15/31 (e)	2,671
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,186
1,618	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.417%, 10/15/44	1,654
397	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	398

	Total Commercial Mortgage-Backed Securities (Cost $58,053)	57,014

Corporate Bonds — 10.7%
	Consumer Discretionary — 0.8%
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, VAR, 0.912%, 08/01/16 (e)	3,022

	Media — 0.5%
4,000	Walt Disney Co. (The), VAR, 0.555%, 05/30/19	3,996

	Total Consumer Discretionary	7,018

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	612

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.865%, 09/26/18	3,005
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,574
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.852%, 05/20/16	1,459
3,000	VAR, 2.595%, 03/17/17	2,908
684	Spectra Energy Partners LP, 2.950%, 09/25/18	705
3,000	Statoil ASA, (Norway), VAR, 0.692%, 11/08/18	3,013

	Total Energy	12,664

	Financials — 6.5%
	Banks — 1.7%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.033%, 10/28/16 (e)	3,023
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,349
2,000	2.600%, 01/15/19	2,028
3,000	BB&T Corp., VAR, 0.892%, 02/01/19	3,024
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	950
2,750	Citigroup, Inc., VAR, 0.912%, 11/15/16	2,759
967	SunTrust Banks, Inc., 2.350%, 11/01/18	977
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,335

		15,445

	Capital Markets — 0.7%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.332%, 11/15/18	3,037
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,900
1,482	Morgan Stanley, 2.500%, 01/24/19	1,499

		6,436

	Consumer Finance — 3.1%
	American Express Credit Corp.,
3,000	VAR, 0.743%, 07/29/16	3,012
3,000	VAR, 0.784%, 03/18/19	3,001
3,000	American Honda Finance Corp., VAR, 0.732%, 10/07/16	3,020

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.065%, 03/12/19	4,002
4,000	HSBC USA, Inc., VAR, 1.116%, 09/24/18	4,069
2,824	Nissan Motor Acceptance Corp., VAR, 0.784%, 03/03/17 (e)	2,831
	Toyota Motor Credit Corp.,
3,000	VAR, 0.384%, 09/18/15	3,003
5,000	VAR, 0.432%, 05/16/17	4,996

		27,934

	Diversified Financial Services — 0.4%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,041

	Insurance — 0.6%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,936
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,491

		5,427

	Total Financials	58,283

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
1,585	McKesson Corp., VAR, 0.634%, 09/10/15	1,587
849	Ventas Realty LP, 1.550%, 09/26/16	856

		2,443

	Life Sciences Tools & Services — 0.1%
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	661

	Total Health Care	3,104

	Information Technology — 0.5%
	Software — 0.3%
3,000	Oracle Corp., VAR, 0.811%, 01/15/19	3,022

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.482%, 05/03/18	1,794

	Total Information Technology	4,816

	Materials — 0.2%
	Metals & Mining — 0.2%
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,991

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
385	Verizon Communications, Inc., 2.500%, 09/15/16	396

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.235%, 09/12/16	3,019

	Total Telecommunication Services	3,415

	Utilities — 0.5%
	Electric Utilities — 0.3%
1,081	Duke Energy Corp., VAR, 0.613%, 04/03/17	1,084
667	Duke Energy Ohio, Inc., VAR, 0.373%, 03/06/15	667
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	828

		2,579

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,125

	Total Utilities	4,704

	Total Corporate Bonds (Cost $96,236)	96,607

Mortgage Pass-Through Securities — 4.6%
	Federal Home Loan Mortgage Corp.,
14	ARM, 1.470%, 12/01/21	14
48	ARM, 2.088%, 07/01/19	49
59	ARM, 2.235%, 01/01/27	62
12	ARM, 2.250%, 06/01/26	12
378	ARM, 2.276%, 01/01/23	400
15	ARM, 2.295%, 06/01/22	15
39	ARM, 2.313%, 04/01/30	41
41	ARM, 2.320%, 12/01/26	43
158	ARM, 2.331%, 12/01/27	167
26	ARM, 2.340%, 10/01/29	26
640	ARM, 2.341%, 04/01/32	668
248	ARM, 2.344%, 08/01/27	263
288	ARM, 2.355%, 07/01/30	306
66	ARM, 2.359%, 07/01/28	69
34	ARM, 2.386%, 01/01/30	36
15	ARM, 2.387%, 05/01/18	16
217	ARM, 2.390%, 12/01/26	230
18	ARM, 2.396%, 12/01/29	19
58	ARM, 2.399%, 02/01/23	59
25	ARM, 2.405%, 11/01/27	25
37	ARM, 2.585%, 04/01/24	40
11	ARM, 2.598%, 06/01/25	11
184	ARM, 2.635%, 01/01/23	193
8,129	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	8,466

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
10	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	11
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	11
25	8.500%, 07/01/28	31
12	9.000%, 02/01/25	14
	Federal National Mortgage Association,
7	ARM, 1.625%, 03/01/17	7
7	ARM, 1.769%, 06/01/18	8
18	ARM, 1.825%, 04/01/24	19
23	ARM, 1.850%, 04/01/21	24
111	ARM, 1.870%, 11/01/18	115
30	ARM, 1.875%, 12/01/20	31
45	ARM, 1.966%, 07/01/20	46
34	ARM, 2.025%, 05/01/30	34
22	ARM, 2.080%, 05/01/18	22
610	ARM, 2.123%, 05/01/33	648
48	ARM, 2.219%, 11/01/23	48
10	ARM, 2.226%, 11/01/21	10
40	ARM, 2.248%, 01/01/31	43
9	ARM, 2.271%, 05/01/29	9
35	ARM, 2.282%, 06/01/26	35
29	ARM, 2.290%, 09/01/19	29
10	ARM, 2.295%, 07/01/25	10
208	ARM, 2.315%, 09/01/33	223
45	ARM, 2.325%, 05/01/31	45
100	ARM, 2.369%, 12/01/28	101
17	ARM, 2.382%, 03/01/38	18
489	ARM, 2.463%, 01/01/25	519
21	ARM, 2.470%, 12/01/26	22
128	ARM, 2.514%, 08/01/26	136
180	ARM, 2.526%, 02/01/34	182
42	ARM, 2.575%, 03/01/29	42
57	ARM, 2.674%, 11/01/30	57
1	ARM, 2.840%, 05/01/20	1
40	ARM, 3.036%, 07/01/27	43
30	ARM, 6.000%, 01/01/20	30
	Federal National Mortgage Association, 15 Year, Single Family,
4,802	4.000%, 02/01/25	5,138
19	7.000%, 03/01/16	19
	Federal National Mortgage Association, 20 Year, Single Family,
5,834	3.000%, 07/01/33	6,035
3,832	5.000%, 10/01/23	4,247
	Federal National Mortgage Association, 30 Year, FHA/VA,
22	7.000%, 03/01/27	22
15	8.000%, 11/01/27	16
21	8.500%, 10/01/24	21
	Federal National Mortgage Association, 30 Year, Single Family,
3,681	5.000%, 12/01/39	4,136
2,589	5.500%, 08/01/40	2,898
1,246	6.000%, 04/01/39	1,434
23	7.250%, 09/01/22	23
138	7.500%, 06/01/23 - 10/01/30	155
3	8.500%, 08/01/17	3
	Federal National Mortgage Association, Other,
4	6.500%, 04/01/16	4
58	12.000%, 11/01/30	64
	Government National Mortgage Association II, 30 Year, Single Family,
34	7.250%, 08/20/22 - 11/20/22	34
40	7.400%, 02/20/22 - 03/20/22	40
11	7.500%, 10/20/23	13
18	7.850%, 12/20/21	18
52	8.000%, 07/20/25 - 08/20/26	63
2,897	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	3,130
	Government National Mortgage Association, 30 Year, Single Family,
31	7.000%, 06/15/24	34
18	8.000%, 10/15/27	21
14	9.000%, 11/15/24	16
93	9.500%, 07/15/25	107

	Total Mortgage Pass-Through Securities (Cost $39,814)	41,545

Municipal Bond — 0.1% (t)
	California — 0.1% (l)
870	University of California, Series Y-1, Rev., VAR, 0.657%, 07/01/17 (Cost $870 )	871

U.S. Treasury Obligation — 2.8%
25,000	U.S. Treasury Notes, 0.250%, 05/31/15 (m) (Cost $24,990 )	25,027

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 7.2%
	Certificates of Deposit — 0.4%
3,500	Deutsche Bank AG, (Germany), VAR, 0.551%, 07/23/15 (m)	3,501

SHARES
	Investment Company — 6.8%
61,478	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	61,478

	Total Short-Term Investments (Cost $64,978)	64,979

	Total Investments — 98.8% (Cost $893,888)	891,978
	Other Assets in Excess of Liabilities — 1.2%	10,393

	NET ASSETS — 100.0%	$902,371

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,552
Aggregate gross unrealized depreciation	(9,462)

Net unrealized appreciation/depreciation	$(1,910)

Federal income tax cost of investments	$893,888

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$93,665	$83,791	$177,456
Collateralized Mortgage Obligations
Agency CMO	—	349,596	—	349,596
Non-Agency CMO	—	66,935	11,948	78,883

Total Collateralized Mortgage Obligations	—	416,531	11,948	428,479

Commercial Mortgage-Backed Securities	—	50,775	6,239	57,014
Corporate Bonds
Consumer Discretionary	—	7,018	—	7,018
Consumer Staples	—	612	—	612
Energy	—	12,664	—	12,664
Financials	—	58,283	—	58,283
Health Care	—	3,104	—	3,104
Information Technology	—	4,816	—	4,816
Materials	—	1,991	—	1,991
Telecommunication Services	—	3,415	—	3,415
Utilities	—	4,704	—	4,704

Total Corporate Bonds	—	96,607	—	96,607

Mortgage Pass-Through Securities	—	41,545	—	41,545
Municipal Bond	—	871	—	871
U.S. Treasury Obligation	—	25,027	—	25,027
Short-Term Investments
Certificates of Deposit	—	3,501	—	3,501
Investment Company	61,478	—	—	61,478

Total Investments in Securities	$61,478	$728,522	$101,978	$891,978

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$63,438	$1	$346	$808	$31,446	$(16,221)	$3,973	$—	$83,791
Collateralized Mortgage Obligations - Agency CMO	36	—	—	—	—	—	—	(36)	—
Collateralized Mortgage Obligations - Non-Agency CMO	12,792	143	135	9	4,778	(5,995)	86	—	11,948
Commercial Mortgage-Backed Securities	299	1	307	3	6,000	(371)	—	—	6,239

	$76,565	$145	$788	$820	$42,224	$(22,587)	$4,059	$(36)	$101,978

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $521,000.

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$70,543	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.97%)
			Constant Default Rate	0.00% - 30.00% (15.25%)
			Yield (Discount Rate of Cash Flows)	1.27% - 13.25% (4.09%)

Asset-Backed Securities	70,543
	11,948	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (8.70%)
			Constant Default Rate	0.00% - 11.69% (0.64%)
			PSA Prepayment Model	251.10% - 289.00% (257.80%)
			Yield (Discount Rate of Cash Flows)	0.49% - 10.50% (3.36%)

Collateralized Mortgage Obligations	11,948
	6,239	Discounted Cash Flow	Constant Default Rate	0.00% - 5.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	4.00% - 6.04% (4.09%)

Commercial Mortgage-Backed Securities	6,239

Total	$88,730

# The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $13,248,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 47.1%
	Agricultural Bank of China,
30,000	0.320%, 01/20/15	30,000
50,000	0.450%, 02/19/15	50,000
6,600	Australia & New Zealand Banking Group Ltd., 0.483%, 01/29/15 (m)	6,603
50,000	Banco Del Estado De Chile, 0.250%, 05/22/15	50,000
	Bank of China Ltd.,
15,000	0.340%, 01/06/15	15,000
25,000	0.575%, 01/16/15	24,982
30,000	0.580%, 12/23/14	29,989
25,000	0.600%, 01/16/15	24,981
15,000	0.610%, 01/16/15	14,988
15,000	0.615%, 01/09/15	14,990
	Bank of Nova Scotia,
125,000	0.250%, 01/26/15 (m)	125,000
50,000	0.260%, 03/26/15	50,000
50,000	0.284%, 12/19/14 (m)	50,000
55,000	0.314%, 12/11/14 (m)	55,000
100,000	0.330%, 08/18/15	100,000
53,000	0.337%, 12/02/14 (m)	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
55,000	0.170%, 01/06/15	55,000
10,000	0.250%, 02/19/15	10,000
35,000	0.260%, 02/19/15	34,980
30,000	0.310%, 12/09/14	29,998
55,000	Banque Federative du Credit Mutuel S.A., 0.210%, 02/06/15	54,979
200,000	Barclays Bank plc, 0.250%, 12/29/14	200,000
27,000	BNP Paribas, 0.190%, 01/05/15	27,000
110,000	Canadian Imperial Bank of Commerce, 0.245%, 12/15/14 (m)	110,000
	China Construction Bank Corp.,
25,000	0.550%, 01/05/15	25,000
34,000	0.580%, 01/16/15	33,975
40,000	Commonwealth Bank of Australia, 0.240%, 02/19/15 (m)	39,979
	Credit Industriel et Commercial,
75,000	0.210%, 01/09/15	74,983
150,000	0.225%, 02/05/15	149,938
100,000	Credit Suisse AG, 0.245%, 12/24/14	100,000
50,000	Dexia Credit Local, 0.275%, 04/23/15	49,945
25,000	DNB Bank ASA, 0.170%, 02/13/15	25,000
	DZ Bank AG,
97,000	0.290%, 12/04/14	96,998
55,000	0.290%, 02/05/15	54,971
40,000	0.300%, 02/09/15	39,977
100,000	0.300%, 02/12/15	99,939
50,000	0.300%, 04/10/15	49,946
200,000	0.324%, 02/17/15	199,861
	HSBC Bank plc,
45,000	0.260%, 02/27/15	44,972
35,000	0.310%, 06/17/15	35,000
8,000	0.310%, 06/17/15	8,001
92,000	0.350%, 01/16/15 (m)	92,000
	Industrial & Commercial Bank of China Ltd.,
22,000	0.550%, 12/30/14	22,000
40,000	0.560%, 01/29/15	40,000
	ING Bank N.V.,
40,000	0.210%, 02/09/15	40,000
101,000	0.260%, 12/11/14	101,000
100,000	0.260%, 12/15/14	100,000
	KBC Bank N.V.,
450,000	0.120%, 12/01/14	450,000
105,000	0.180%, 01/07/15	104,981
60,000	0.247%, 12/05/14	59,998
60,000	Landesbank Hessen-Thueringen Girozentrale, 0.155%, 01/06/15	60,000
20,000	Macquarie Bank Ltd., 0.240%, 02/13/15	19,990
	Mitsubishi UFJ Trust & Banking Corp.,
90,000	0.250%, 12/02/14	90,000
50,000	0.250%, 04/17/15	50,000
27,000	0.260%, 03/12/15	27,000
15,000	0.300%, 05/20/15	14,979
	Mizuho Bank Ltd.,
25,000	0.240%, 12/16/14	24,997
65,000	0.240%, 01/15/15	64,981
10,000	0.240%, 02/10/15	9,995
15,000	0.245%, 12/11/14	14,999
200,000	0.245%, 02/05/15	199,910
	Mizuho Corporate Bank Ltd.,
10,000	0.245%, 02/09/15	9,995
10,000	0.248%, 01/09/15	9,998
200,000	0.255%, 02/13/15	199,895
50,000	National Australia Bank Ltd., 0.350%, 09/09/15	49,863
36,000	National Bank of Canada, 0.263%, 12/29/14 (m)	36,000
45,000	Nationwide Building Society, 0.250%, 02/26/15	44,973
67,000	Natixis, 0.284%, 02/03/15	67,000
22,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	21,949
	Norinchukin Bank,
75,000	0.160%, 01/09/15	74,987

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
45,000	0.160%, 01/13/15	44,991
25,000	0.160%, 01/15/15	25,000
20,000	0.180%, 01/20/15	19,995
36,000	Oversea-Chinese Banking Corp. Ltd., 0.248%, 03/13/15	35,975
	Rabobank Nederland N.V.,
40,000	0.160%, 01/09/15	39,993
40,000	0.170%, 01/07/15	39,993
20,000	0.200%, 02/12/15	19,992
32,000	0.278%, 01/17/15 (m)	32,000
150,000	0.283%, 02/22/15	150,000
46,000	0.300%, 05/19/15 (m)	46,000
150,000	0.310%, 04/24/15 (m)	150,000
75,000	0.350%, 01/14/15 (m)	75,000
60,000	0.360%, 09/04/15	59,835
28,000	0.360%, 09/09/15	27,921
	Royal Bank of Canada,
150,000	0.233%, 12/13/14 (m)	150,000
5,000	0.245%, 12/10/14	5,000
	Shizuoka Bank,
30,000	0.240%, 12/05/14	30,000
15,000	0.240%, 12/08/14	15,000
175,000	Skandinaviska Enskilda Banken AB, 0.260%, 02/25/15	175,000
	Societe Generale,
75,000	0.190%, 12/02/14	75,000
65,000	0.284%, 02/02/15 (m)	65,000
	Standard Chartered plc,
50,000	0.220%, 01/14/15	49,987
70,000	0.300%, 04/07/15	69,926
265,000	0.300%, 04/16/15	264,700
30,000	0.300%, 04/17/15	29,966
150,000	0.300%, 05/06/15	149,805
60,000	0.320%, 02/27/15	59,953
125,000	0.330%, 02/23/15	124,904
	State Street Bank & Trust Co.,
75,000	0.282%, 01/08/15	75,000
75,000	0.283%, 02/12/15	75,000
	Sumitomo Mitsui Banking Corp.,
50,000	0.190%, 12/11/14	50,000
125,000	0.190%, 01/20/15	124,967
20,000	0.200%, 02/10/15	20,000
25,000	0.220%, 02/24/15	24,987
100,000	0.250%, 02/13/15	100,000
125,000	0.250%, 02/17/15	125,000
32,000	0.250%, 02/20/15	32,000
45,000	0.250%, 03/16/15	45,000
50,000	0.250%, 04/20/15	50,000
20,000	0.250%, 04/21/15	20,000
30,000	0.250%, 05/07/15	30,000
27,000	0.270%, 03/12/15	26,980
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	0.240%, 12/04/14	99,998
100,000	0.240%, 12/17/14	99,989
100,000	0.250%, 12/23/14	99,985
25,000	0.300%, 04/16/15	24,972
20,000	0.300%, 04/23/15	19,976
50,000	0.300%, 05/05/15	49,936
25,000	Svenska Handelsbanken AB, 0.200%, 12/19/14	25,000
	Toronto-Dominion Bank,
40,000	0.210%, 12/08/14	39,998
30,000	0.215%, 12/16/14 (m)	30,000
21,000	0.300%, 07/15/15	21,000
45,000	0.300%, 07/17/15	45,000
77,000	0.350%, 10/06/15	77,000
	UBS AG,
125,000	0.270%, 01/20/15	125,000
150,000	0.270%, 02/12/15	150,000
250,000	0.280%, 02/26/15	250,000
	Wells Fargo Bank N.A.,
8,000	0.261%, 01/06/15	8,000
50,000	0.262%, 12/09/14	50,000
125,000	0.263%, 02/14/15	125,000
25,000	0.265%, 12/11/14	25,000
75,000	0.270%, 12/01/14 (m)	75,000
	Westpac Banking Corp.,
15,000	0.330%, 08/27/15	15,000
25,000	0.360%, 10/09/15	25,000

	Total Certificates of Deposit (Cost $8,757,189)	8,757,189

Commercial Paper — 19.2% (n)
	ABN Amro Funding USA LLC,
20,000	0.250%, 02/09/15 (e)	19,990
55,000	0.250%, 02/11/15 (e)	54,973
38,000	0.260%, 01/15/15 (e)	37,988
25,000	0.260%, 02/20/15 (e)	24,985
	Agricultural Bank of China,
50,000	0.561%, 01/12/15 (e)	49,967
45,000	0.561%, 01/13/15 (e)	44,970
5,500	0.591%, 01/30/15 (e)	5,495
15,000	Agricultural Bank of China Ltd., 0.561%, 01/02/15 (e)	14,993

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
40,000	Antalis U.S. Funding Corp., 0.230%, 12/08/14 (e)	39,998
250,000	Australia & New Zealand Banking Group Ltd., 0.330%, 02/27/15 (e)	250,000
	Bank of China Ltd.,
10,000	0.280%, 01/13/15 (e)	9,997
7,000	0.350%, 01/12/15 (e)	6,997
15,000	0.481%, 02/20/15 (e)	14,984
25,000	Banque et Caisse d’Epargne de l’Etat, 0.230%, 03/05/15	24,985
53,000	Barclays U.S. Funding LLC, 0.250%, 12/29/14	52,990
	Bedford Row Funding Corp.,
35,000	0.253%, 12/22/14 (e)	35,000
35,000	0.255%, 12/16/14 (e)	35,000
55,000	0.256%, 12/24/14 (e)	55,000
10,000	Caisse des Depots et Consignations, 0.200%, 12/05/14 (e)	10,000
75,000	Ciesco LLC, 0.250%, 03/09/15 (e)	74,949
	Commonwealth Bank of Australia,
20,000	0.235%, 12/28/14 (e) (m)	20,000
100,000	0.241%, 01/28/15 (e) (m)	100,000
25,000	0.242%, 12/20/14 (e)	25,000
45,000	0.244%, 12/02/14 (e)	45,000
50,000	0.252%, 02/10/15 (e)	49,999
50,000	Credit Agricole Corporate and Investment Bank, 0.230%, 12/15/14	49,996
	DBS Bank Ltd.,
50,000	0.261%, 01/21/15 (e) (m)	49,982
15,000	0.266%, 04/20/15 (e)	14,984
125,000	General Electric Capital Corp., 0.230%, 02/11/15	124,942
42,000	HSBC Bank plc, 0.241%, 02/19/15 (e)	42,000
25,000	Intercontinental Exchange, Inc., 0.180%, 01/07/15 (e)	24,995
	Kells Funding LLC,
60,000	0.234%, 12/15/14 (e)	59,995
25,000	0.242%, 01/16/15 (e) (m)	25,000
40,000	0.242%, 01/15/15 (e) (m)	40,000
40,000	0.244%, 01/06/15 (e) (m)	40,000
75,000	0.244%, 01/08/15 (e) (m)	75,000
15,000	0.276%, 03/05/15 (e)(m)	14,989
18,000	0.321%, 08/18/15 (e)	17,958
50,000	0.321%, 09/25/15 (e)	49,868
10,000	0.321%, 10/01/15 (e)	9,973
85,000	0.321%, 10/02/15 (e)	84,770
15,000	Lloyds Bank plc, 0.140%, 12/16/14	14,999
	LMA Americas LLC,
75,000	0.230%, 02/19/15 (e)	74,962
30,000	0.240%, 12/11/14 (e)	29,998
40,000	0.240%, 12/19/14 (e)	39,995
24,000	0.240%, 01/15/15 (e)	23,993
	Macquarie Bank Ltd.,
20,000	0.230%, 01/16/15 (e)	19,994
125,000	0.230%, 02/04/15 (e)	124,948
80,000	0.250%, 02/20/15 (e)	80,000
25,000	Matchpoint Master Trust, Series A,0.240%, 12/03/14 (e)	25,000
10,000	National Australia Funding Delaware, Inc., 0.210%, 01/15/15 (e)	9,997
	Natixis,
69,000	0.200%, 01/09/15	68,985
200,000	0.250%, 02/02/15	199,912
123,000	0.260%, 03/18/15	122,905
10,000	Old Line Funding LLC, 0.210%, 12/03/14 (e)	10,000
	Private Export Funding Corp.,
4,500	0.271%, 12/05/14 (e) (m)	4,500
10,000	0.291%, 07/17/15 (e)	9,981
	Ridgefield Funding Co. LLC,
10,000	0.280%, 03/09/15 (e)	9,992
30,000	0.310%, 12/18/14 (e)	29,996
85,000	Royal Bank of Canada, VAR, 0.320%, 01/12/15 (e)	85,000
	Sinopec Century Bright Capital Investment Ltd.,
10,000	0.400%, 02/09/15 (e)	9,992
15,000	0.420%, 12/18/14 (e)	14,997
40,000	Skandinaviska Enskilda Banken AB, 0.245%, 01/14/15 (e)	39,988
	Starbird Funding Corp.,
25,000	0.230%, 12/10/14 (e)	24,999
96,000	0.240%, 12/29/14 (e)	95,982
	Sumitomo Mitsui Banking Corp.,
50,000	0.200%, 02/09/15 (e)	49,981
10,000	0.250%, 05/01/15 (e)	9,989
50,000	0.250%, 05/14/15 (e)	49,943
40,000	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 01/14/15 (e)	39,993
10,000	Suncorp-Metway Ltd., 0.251%, 02/12/15 (e)	9,995
	United Overseas Bank Ltd.,
10,000	0.250%, 01/09/15 (e)	9,997
10,000	0.281%, 02/09/15 (e)	9,995
25,000	0.291%, 03/13/15 (e)	24,979

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Westpac Banking Corp.,
50,000	0.226%, 12/11/14 (e) (m)	50,000
25,000	0.236%, 12/15/14 (e) (m)	24,999
50,000	0.241%, 01/25/15 (e) (m)	50,000
25,000	0.243%, 02/20/15 (e)	25,000
50,000	0.243%, 02/19/15 (e)	50,000
30,000	0.245%, 12/26/14 (e)	30,000
40,000	0.331%, 08/28/15 (e)	39,901
50,000	0.331%, 08/21/15 (e)	49,880
40,000	0.361%, 09/24/15 (e)	39,881

	Total Commercial Paper (Cost $3,563,360)	3,563,360

Corporate Notes — 2.8%
	Financials — 2.8%
	Banks — 1.3%
7,300	Commonwealth Bank of Australia, VAR, 0.513%, 01/29/15 (e)	7,304
50,000	Svenska Handelsbanken AB, VAR, 0.346%, 12/21/14 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.324%, 12/15/14	185,000

		242,304

	Capital Markets — 0.5%
100,000	ING Bank N.V., VAR, 0.254%, 12/28/14 (e)	100,000

	Diversified Financial Services — 0.2%
35,000	Berkshire Hathaway, Inc., VAR, 3.200%, 02/11/15	35,202

	Insurance — 0.8%
	Metropolitan Life Global Funding I
35,000	VAR, 0.479%, 01/12/15 (e)	35,000
47,000	VAR, 0.535%, 12/12/14 (e)	47,000
60,000	New York Life Global Funding, VAR, 0.233%, 01/29/15 (e)	60,000

		142,000

	Total Corporate Notes (Cost $519,506)	519,506

Foreign Government Securities — 0.3%
	Export Development Canada
13,000	0.140%, 12/01/14 (e) (m)	13,000
35,000	0.150%, 12/01/14 (e) (m)	35,000

	Total Foreign Government Securities (Cost $48,000)	48,000

Repurchase Agreements — 5.1%
125,000	BNP Paribas Securities Corp., 0.620%, dated 11/28/14, due 02/26/15, repurchase price $125,194, collateralized by Corporate Notes and Bonds, 0.000% - 4.759%, due 05/28/19 - 07/25/46, with value $134,992. (i)	125,000
25,000	Citigroup Global Markets Holdings, Inc., 0.600%, dated 11/28/14, due 01/02/15, repurchase price $25,015, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 04/19/16 - 11/23/52 and Sovereign Government Securities, 4.375% - 9.040%, due 01/23/18 - 01/15/44, with value $26,827. (i)	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.600%, dated 11/28/14, due 01/02/15, repurchase price $25,015, collateralized by Corporate Notes and Bonds, 0.000% - 1.581%, due 02/28/33 - 10/05/47, with value $26,750. (i)	25,000
155,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/18/14, repurchase price $155,055, collateralized by Corporate Notes and Bonds, 0.538% - 3.625%, due 11/25/23 - 11/25/53, with value $165,853. (i)	155,000
140,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/27/15, repurchase price $140,258, collateralized by Corporate Notes and Bonds, 0.395% - 8.000%, due 06/25/23 - 08/25/62, with value $151,203. (i)	140,000
100,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/10/15, repurchase price $100,150, collateralized by Corporate Notes and Bonds, 3.500%, due 03/25/54, with value $108,005. (i)	100,000
35,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/27/15, repurchase price $35,065, collateralized by Corporate Notes and Bonds, 0.000% - 9.575%, due 12/25/17 - 03/25/54, with value $37,802. (i)	35,000
55,000	Deutsche Bank Securities, Inc., 0.700%, dated 11/28/14, due 02/02/15, repurchase price $55,071, collateralized by Corporate Notes and Bonds, 0.584% - 6.875%, due 07/31/19 - 01/15/67, with a value of $57,750. (i)	55,000
55,000	Deutsche Bank Securities, Inc., 0.750%, dated 11/28/14, due 02/02/15, repurchase price $55,076, collateralized by Corporate Notes and Bonds, 4.056% - 6.875%, due 02/15/23 - 06/12/47, with value $57,750. (i)	55,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
10,000	HSBC Securities USA, Inc., 0.350%, dated 11/28/14, due 12/01/14, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 0.000% - 9.125%, due 06/15/15 - 10/07/44, with value $10,510.	10,000
100,000	Merrill Lynch PFS, Inc., 0.600%, dated 11/28/14, due 12/01/14, repurchase price $100,005, collateralized by Corporate Notes and Bonds, 0.000% - 19.098%, due 12/15/18 - 08/20/60, with value $105,000.	100,000
50,000	Merrill Lynch PFS, Inc., 0.800%, dated 11/28/14, due 01/02/15, repurchase price $50,039, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 12/01/16 - 08/15/96, with value $52,500. (i)	50,000
25,000	Royal Bank of Canada, 0.400%, dated 11/28/14, due 12/05/14, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 01/15/16 - 10/02/43, with value $27,000.	25,000
15,000	Royal Bank of Canada, 0.400%, dated 11/28/14, due 12/01/14, repurchase price $15,001, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 06/01/16 - 12/31/99, with a value of $16,200.	15,000
25,000	Royal Bank of Canada, 0.480%, dated 11/28/14, due 12/05/14, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 06/15/17 - 05/24/28, with value $27,000.	25,000

	Total Repurchase Agreements (Cost $940,000)	940,000

Time Deposits — 24.9%
550,000	Australia & New Zealand Banking Group Ltd., 0.100%, 12/01/14	550,000
85,000	China Construction Bank Corp., 0.200%, 12/01/14	85,000
300,000	Citibank N.A., 0.110%, 12/03/14	300,000
	Credit Agricole Corporate and Investment Bank,
308,912	0.090%, 12/01/14	308,912
259,575	0.110%, 12/01/14	259,575
350,000	Credit Industriel et Commercial, 0.130%, 12/01/14	350,000
	DNB Bank ASA,
325,000	0.100%, 12/01/14	325,000
100,000	0.100%, 12/01/14	100,000
125,000	ING Bank N.V., 0.110%, 12/01/14	125,000
350,000	Lloyds Bank plc, 0.110%, 12/03/14	350,000
300,000	Natixis S.A., 0.110%, 12/01/14	300,000
700,000	Nordea Bank Finland plc, 0.060%, 12/01/14	700,000
200,000	Rabobank Nederland N.V., 0.110%, 12/01/14	200,000
175,000	Royal Bank of Canada, 0.050%, 12/01/14	175,000
	Skandinaviska Enskilda Banken AB,
100,000	0.070%, 12/01/14	100,000
200,000	0.100%, 12/02/14	200,000
100,000	Standard Chartered plc, 0.100%, 12/01/14	100,000
100,000	Svenska Handelsbanken AB, 0.060%, 12/01/14	100,000

	Total Time Deposits (Cost $4,628,487)	4,628,487

U.S. Government Agency Securities — 0.3%
26,800	Federal Farm Credit Bank, 0.160%, 02/19/15 (m)	26,799
35,000	Federal Home Loan Bank, 0.125%, 01/29/15 (m)	34,997

	Total U.S. Government Agency Securities (Cost $61,796)	61,796

U.S. Treasury Obligation — 0.3%
	U.S. Treasury Note — 0.3%
50,000	0.250%, 07/15/15 (m) (Cost $50,029)	50,029

Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
6,000	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.100%, 12/08/14 (e) (Cost $6,000)	6,000

	Total Investments — 100.0% (Cost $18,574,367)*	18,574,367
	Liabilities in Excess of Other Assets — 0.0% (g)	(77)

	NET ASSETS — 100.0%	$18,574,290

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$18,574,367	$—	$18,574,367

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — 93.7%
19,000	Barclays Capital, Inc., 0.070%, dated 11/28/14, due 12/01/14, repurchase price $19,000, collateralized by U.S. Treasury Securities, 0.000%, due 04/02/2015 - 05/07/2015, with a value of $19,380.	19,000
19,000	Citigroup Global Markets Holdings, Inc., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $19,000, collateralized by U.S. Treasury Securities, 0.875%, due 08/15/2017, with a value of $19,380.	19,000
18,093	Merrill Lynch PFS, Inc., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $18,093, collateralized by U.S. Treasury Securities, 0.000% - 4.625%, due 02/15/2017 - 05/15/2029, with a value of $18,455.	18,093
19,000	Royal Bank of Canada, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $19,000, collateralized by U.S. Treasury Securities, 0.000% - 0.250%, due 01/31/2015 - 05/28/2015, with a value of $19,380.	19,000
19,000	Societe Generale S.A., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $19,000, collateralized by U.S. Treasury Securities, 0.000%, due 08/15/2026 - 02/15/2043, with a value of $19,380.	19,000

	Total Repurchase Agreements (Cost $94,093)	94,093

Weekly Demand Note — 5.0%
	Michigan — 5.0%
4,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1317, Rev, VRDO, 0.250%, 12/08/14 (Cost $4,995)	4,995

	Total Investments — 98.7% (Cost $99,088)*	99,088
	Other Assets in Excess of Liabilities — 1.3%	1,288

	NET ASSETS — 100.0%	$100,376

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	—	99,088	—	99,088

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.2%
	ABFC Trust,
1,319	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,333
1,371	Series 2005-WF1, Class A2C, VAR, 0.465%, 12/25/34	1,368
496	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	492
195	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	186
1,597	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,594
	Chase Funding Trust,
2,118	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	2,058
1,044	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,081
848	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	859
	Citigroup Mortgage Loan Trust, Inc.,
148	Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	142
818	Series 2004-HE1, Class A, VAR, 0.485%, 09/25/33 (e)	784
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR , 4.704%, 12/25/47 (e) (i)	857
230	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB , 5.610%, 01/25/32	254
	Freedom Trust,
841	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	858
433	Series 2012-3, Class A22, VAR, 6.000%, 09/25/41 (e) (i)	438
925	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	927
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,698
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	453
215	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	178
	HSBC Home Equity Loan Trust USA,
281	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	280
197	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	195
295	Series 2007-1, Class AS, VAR, 0.355%, 03/20/36	292
846	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	845
	KGS-Alpha Capital Markets LP,
12,226	Series 2012-3, IO, VAR, 3.159%, 09/25/26	311
35,919	Series 2012-4, IO, VAR, 9.640%, 09/25/37	1,678
19	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	19
419	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	417
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	2,089
337	Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	322
1,477	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,480
132,845	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	917
626	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	626
2,632	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,712
	Mid-State Capital Trust,
1,344	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,382
2,072	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,147
	Nationstar Agency Advance Funding Trust,
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	701
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	728
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	769
652	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	671
2,290	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,287
5,100	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	5,100

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Oak Hill Advisors Residential Loan Trust,
1,942		Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,942
1,028		Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	995
1,261		Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	1,255
		RAMP Trust,
51		Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	51
1,460		Series 2004-RS11, Class M1, VAR, 1.085%, 11/25/34	1,439
99		Series 2005-EFC5, Class A3, VAR, 0.495%, 10/25/35	99
2,640		Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	2,572
		Real Estate Asset Trust,
1,386		Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	1,390
1,000		Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,020
492		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	257
115		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	113
583		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	590
108		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.497%, 01/25/36	83
605		Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	600
		Stanwich Mortgage Loan Co. LLC,
594		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	595
1,155		Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,139
1,667		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,665
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
353		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	368
451		Series 2002-AL1, Class A2, 3.450%, 02/25/32	448
1,284		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,269
3,500		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	3,500
		Truman Capital Mortgage Loan Trust,
1,669		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,667
1,071		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	1,070
1,003		Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	982
1,013		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	1,011
		Vericrest Opportunity Loan Transferee,
2,769		Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	2,766
1,261		Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54	1,261
1,784		Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,774
865		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	864
		VOLT XVI LLC,
1,402		Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,400
499		Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	490
996		VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	998
938		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	919
		Westgate Resorts LLC,
1,586		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,597
1,518		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	1,524

		Total Asset-Backed Securities (Cost $81,279)	81,747

Collateralized Mortgage Obligations — 49.9%
		Agency CMO — 35.3%
		Federal Home Loan Mortgage Corp.
		REMIC,
5		Series 11, Class D, 9.500%, 07/15/19	5
7		Series 22, Class C, 9.500%, 04/15/20	8
11		Series 23, Class F, 9.600%, 04/15/20	12
5		Series 30, Class D, 9.500%, 02/15/20	5
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3		Series 47, Class F, 10.000%, 06/15/20	3
26		Series 77, Class H, 8.500%, 09/15/20	28
1		Series 81, Class A, 8.125%, 11/15/20	1
3		Series 84, Class F, 9.200%, 10/15/20	3
3		Series 99, Class Z, 9.500%, 01/15/21	3
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,857.676%, 05/15/23	3
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
2		Series 1065, Class J, 9.000%, 04/15/21	3
4		Series 1079, Class S, HB, IF, 33.474%, 05/15/21	7
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.105%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.529%, 05/15/21	3
3		Series 1133, Class H, 7.000%, 09/15/21	4
13		Series 1144, Class KB, 8.500%, 09/15/21	14
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,180.814%, 01/15/22	3
23		Series 1343, Class LA, 8.000%, 08/15/22	27
11		Series 1343, Class LB, 7.500%, 08/15/22	13
40		Series 1374, Class Z, 7.000%, 10/15/22	45
12		Series 1395, Class G, 6.000%, 10/15/22	13
97		Series 1401, Class J, 7.000%, 10/15/22	107
139		Series 1466, Class PZ, 7.500%, 02/15/23	156
4		Series 1470, Class F, VAR, 1.663%, 02/15/23	4
4		Series 1505, Class QB, HB, IF, 20.406%, 05/15/23	6
41		Series 1518, Class G, IF, 8.880%, 05/15/23	48
27		Series 1526, Class L, 6.500%, 06/15/23	30
44		Series 1541, Class O, VAR, 1.620%, 07/15/23	44
413		Series 1552, Class IA, IF, 17.117%, 08/15/23	573
12		Series 1570, Class F, VAR, 2.163%, 08/15/23	12
29		Series 1570, Class SA, HB, IF, 24.075%, 08/15/23	46
116		Series 1578, Class K, 6.900%, 09/15/23	130
13		Series 1578, Class V, IO, 7.000%, 09/15/23	3
247		Series 1591, Class PV, 6.250%, 10/15/23	270
15		Series 1602, Class SA, HB, IF, 22.247%, 10/15/23	26
10		Series 1609, Class LG, IF, 16.998%, 11/15/23	11
316		Series 1628, Class LZ, 6.500%, 12/15/23	350
289		Series 1638, Class H, 6.500%, 12/15/23	320
277		Series 1644, Class K, 6.750%, 12/15/23	308
383		Series 1658, Class GZ, 7.000%, 01/15/24	434
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
175		Series 1677, Class Z, 7.500%, 07/15/23	199
8		Series 1686, Class SH, IF, 18.889%, 02/15/24	12
145		Series 1695, Class EB, 7.000%, 03/15/24	164
19		Series 1699, Class FC, VAR, 0.755%, 03/15/24	20
31		Series 1745, Class D, 7.500%, 08/15/24	36
534		Series 1760, Class ZD, VAR, 1.750%, 02/15/24	547
61		Series 1798, Class F, 5.000%, 05/15/23	67
3		Series 1807, Class G, 9.000%, 10/15/20	4
499		Series 1813, Class I, PO, 11/15/23	477
1,929		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	273
106		Series 1829, Class ZB, 6.500%, 03/15/26	117
192		Series 1863, Class Z, 6.500%, 07/15/26	213
6		Series 1865, Class D, PO, 02/15/24	5
64		Series 1899, Class ZE, 8.000%, 09/15/26	74
59		Series 1963, Class Z, 7.500%, 01/15/27	67
21		Series 1985, Class PR, IO, 8.000%, 07/15/27	4
28		Series 1987, Class PE, 7.500%, 09/15/27	31
226		Series 2033, Class J, 5.600%, 06/15/23	243
12		Series 2033, Class SN, HB, IF, 28.453%, 03/15/24	5
16		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
148		Series 2040, Class PE, 7.500%, 03/15/28	171
16		Series 2042, Class T, 7.000%, 03/15/28	18

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
53	Series 2060, Class Z, 6.500%, 05/15/28	59
133	Series 2061, Class DC, IO, 6.500%, 06/15/28	22
11,952	Series 2065, Class PX, IO, 0.750%, 08/17/27	306
342	Series 2075, Class PH, 6.500%, 08/15/28	383
54	Series 2086, Class GB, 6.000%, 09/15/28	61
26	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
229	Series 2110, Class PG, 6.000%, 01/15/29	254
296	Series 2111, Class SB, IF, IO, 7.345%, 01/15/29	69
79	Series 2125, Class JZ, 6.000%, 02/15/29	88
188	Series 2130, Class QS, 6.000%, 03/15/29	207
35	Series 2132, Class SB, HB, IF, 29.871%, 03/15/29	63
53	Series 2132, Class ZL, 6.500%, 03/15/29	60
8	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
23	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
47	Series 2178, Class PB, 7.000%, 08/15/29	54
76	Series 2201, Class C, 8.000%, 11/15/29	88
277	Series 2209, Class TC, 8.000%, 01/15/30	333
142	Series 2210, Class Z, 8.000%, 01/15/30	164
39	Series 2224, Class CB, 8.000%, 03/15/30	47
28	Series 2247, Class Z, 7.500%, 08/15/30	33
211	Series 2254, Class Z, 9.000%, 09/15/30	255
137	Series 2256, Class MC, 7.250%, 09/15/30	158
202	Series 2259, Class ZM, 7.000%, 10/15/30	233
253	Series 2271, Class PC, 7.250%, 12/15/30	291
126	Series 2283, Class K, 6.500%, 12/15/23	141
61	Series 2296, Class PD, 7.000%, 03/15/31	71
926	Series 2303, Class ZD, 7.000%, 04/15/31	1,075
472	Series 2303, Class ZN, 8.500%, 04/15/29	560
28	Series 2306, Class K, PO, 05/15/24	27
70	Series 2306, Class SE, IF, IO, 8.350%, 05/15/24	13
423	Series 2344, Class ZD, 6.500%, 08/15/31	486
43	Series 2344, Class ZJ, 6.500%, 08/15/31	49
30	Series 2345, Class NE, 6.500%, 08/15/31	33
69	Series 2347, Class VP, 6.500%, 03/15/20	74
37	Series 2353, Class TD, 6.000%, 09/15/16	38
33	Series 2355, Class BP, 6.000%, 09/15/16	34
25	Series 2358, Class PD, 6.000%, 09/15/16	26
58	Series 2359, Class PM, 6.000%, 09/15/16	60
166	Series 2359, Class ZB, 8.500%, 06/15/31	200
62	Series 2360, Class PG, 6.000%, 09/15/16	64
33	Series 2366, Class MD, 6.000%, 10/15/16	35
738	Series 2367, Class ZK, 6.000%, 10/15/31	820
17	Series 2368, Class AS, HB, IF, 20.528%, 10/15/31	28
19	Series 2368, Class TG, 6.000%, 10/15/16	20
36	Series 2372, Class F, VAR, 0.655%, 10/15/31	37
38	Series 2383, Class FD, VAR, 0.655%, 11/15/31	38
58	Series 2388, Class UZ, 8.500%, 06/15/31	68
134	Series 2391, Class QR, 5.500%, 12/15/16	139
17	Series 2394, Class MC, 6.000%, 12/15/16	18
550	Series 2399, Class TH, 6.500%, 01/15/32	621
121	Series 2410, Class OE, 6.375%, 02/15/32	130
118	Series 2410, Class QS, IF, 19.098%, 02/15/32	175
87	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	24
127	Series 2423, Class MC, 7.000%, 03/15/32	147
157	Series 2423, Class MT, 7.000%, 03/15/32	181
53	Series 2425, Class OB, 6.000%, 03/15/17	55
1,851	Series 2431, Class F, VAR, 0.655%, 03/15/32	1,875
265	Series 2433, Class SA, HB, IF, 20.528%, 02/15/32	419
175	Series 2434, Class TC, 7.000%, 04/15/32	196

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
301	Series 2436, Class MC, 7.000%, 04/15/32	340
101	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	27
113	Series 2450, Class GZ, 7.000%, 05/15/32	129
114	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	26
62	Series 2458, Class QE, 5.500%, 06/15/17	64
249	Series 2462, Class NB, 6.500%, 06/15/22	272
434	Series 2464, Class FE, VAR, 1.155%, 03/15/32	448
33	Series 2470, Class SL, IF, 9.000%, 01/15/27	36
31	Series 2474, Class SJ, IF, IO, 7.495%, 07/15/17	1
1,274	Series 2494, Class SX, IF, IO, 6.845%, 02/15/32	277
399	Series 2513, Class ZC, 5.500%, 10/15/32	434
313	Series 2517, Class Z, 5.500%, 10/15/32	341
126	Series 2535, Class BK, 5.500%, 12/15/22	139
186	Series 2549, Class ZG, 5.000%, 01/15/18	193
2,541	Series 2552, Class FP, VAR, 1.155%, 01/15/33	2,614
1,434	Series 2557, Class HL, 5.300%, 01/15/33	1,569
72	Series 2571, Class SK, HB, IF, 33.833%, 09/15/23	127
415	Series 2586, Class WI, IO, 6.500%, 03/15/33	71
77	Series 2611, Class SQ, IF, 12.691%, 05/15/33	85
217	Series 2611, Class UH, 4.500%, 05/15/18	226
282	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	22
73	Series 2631, Class SA, IF, 14.566%, 06/15/33	92
279	Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	21
609	Series 2641, Class WI, IO, 5.000%, 01/15/33	40
291	Series 2650, Class PO, PO, 12/15/32	289
604	Series 2650, Class SO, PO, 12/15/32	593
135	Series 2671, Class S, IF, 14.475%, 09/15/33	171
1,667	Series 2684, Class PO, PO, 01/15/33	1,658
193	Series 2692, Class SC, IF, 12.977%, 07/15/33	228
81	Series 2694, Class BA, 4.000%, 06/15/31	85
561	Series 2720, Class PC, 5.000%, 12/15/23	611
3,146	Series 2722, Class PF, VAR, 0.755%, 12/15/33	3,190
329	Series 2725, Class SC, IF, 8.840%, 11/15/33	369
425	Series 2744, Class TU, 5.500%, 05/15/32	442
163	Series 2756, Class NA, 5.000%, 02/15/24	176
65	Series 2780, Class JG, 4.500%, 04/15/19	67
247	Series 2802, Class ZY, 6.000%, 05/15/34	264
52	Series 2835, Class BO, PO, 12/15/28	52
165	Series 2835, Class QO, PO, 12/15/32	154
87	Series 2877, Class KO, PO, 03/15/19	87
1,024	Series 2934, Class EC, PO, 02/15/20	1,010
1,065	Series 2934, Class HI, IO, 5.000%, 02/15/20	93
662	Series 2934, Class KI, IO, 5.000%, 02/15/20	58
220	Series 2945, Class SA, IF, 12.016%, 03/15/20	251
11,586	Series 2949, Class YZ, 5.500%, 03/15/35	12,624
282	Series 2967, Class JI, IO, 5.000%, 04/15/20	25
108	Series 2967, Class S, HB, IF, 32.974%, 04/15/25	173
41	Series 2989, Class PO, PO, 06/15/23	41
249	Series 2990, Class SL, HB, IF, 23.926%, 06/15/34	352
51	Series 2990, Class WP, IF, 16.629%, 06/15/35	61
814	Series 2994, Class FC, VAR, 0.555%, 02/15/33	816
37	Series 2996, Class FD, VAR, 0.405%, 06/15/35	37
208	Series 3022, Class SX, IF, 16.488%, 08/15/25	269
1,827	Series 3035, Class Z, 5.850%, 09/15/35	1,934
49	Series 3054, Class MI, IO, 5.500%, 05/15/34	—	(h)
598	Series 3068, Class QB, 4.500%, 06/15/20	620

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
552	Series 3077, Class TO, PO, 04/15/35	511
379	Series 3117, Class EO, PO, 02/15/36	350
535	Series 3117, Class OG, PO, 02/15/36	506
380	Series 3117, Class OK, PO, 02/15/36	350
115	Series 3122, Class OH, PO, 03/15/36	110
12	Series 3122, Class ZB, 6.000%, 03/15/36	17
68	Series 3134, Class PO, PO, 03/15/36	64
2,173	Series 3137, Class XP, 6.000%, 04/15/36	2,400
275	Series 3138, Class PO, PO, 04/15/36	250
794	Series 3143, Class BC, 5.500%, 02/15/36	886
62	Series 3149, Class SO, PO, 05/15/36	55
524	Series 3151, Class PO, PO, 05/15/36	482
633	Series 3152, Class MO, PO, 03/15/36	596
363	Series 3153, Class EO, PO, 05/15/36	338
439	Series 3171, Class MO, PO, 06/15/36	413
370	Series 3174, Class PX, 5.000%, 06/15/17	373
278	Series 3179, Class OA, PO, 07/15/36	260
239	Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	52
487	Series 3200, Class PO, PO, 08/15/36	454
775	Series 3210, Class PO, PO, 05/15/36	748
422	Series 3219, Class DI, IO, 6.000%, 04/15/36	81
384	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	59
768	Series 3237, Class AO, PO, 11/15/36	724
400	Series 3253, Class PO, PO, 12/15/21	398
325	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	43
234	Series 3262, Class SG, IF, IO, 6.245%, 01/15/37	32
192	Series 3274, Class JO, PO, 02/15/37	179
246	Series 3274, Class MO, PO, 02/15/37	225
146	Series 3275, Class FL, VAR, 0.595%, 02/15/37	147
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,878
94	Series 3288, Class GS, IF, 1.900%, 03/15/37	95
809	Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	110
223	Series 3305, Class MB, IF, 2.635%, 07/15/34	230
207	Series 3316, Class JO, PO, 05/15/37	190
158	Series 3371, Class FA, VAR, 0.755%, 09/15/37	160
439	Series 3373, Class TO, PO, 04/15/37	402
811	Series 3385, Class SN, IF, IO, 5.845%, 11/15/37	115
695	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	93
28	Series 3389, Class DQ, 5.750%, 10/15/35	28
386	Series 3393, Class JO, PO, 09/15/32	350
924	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	120
2,973	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	34
385	Series 3422, Class LI, IO, 5.000%, 02/15/23	28
404	Series 3451, Class SA, IF, IO, 5.895%, 05/15/38	60
605	Series 3461, Class LZ, 6.000%, 06/15/38	669
1,321	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	173
706	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	96
540	Series 3511, Class IO, IO, 5.000%, 12/15/21	39
359	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	57
181	Series 3515, Class PI, IO, 5.500%, 07/15/37	3
1,090	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	142
1,721	Series 3537, Class MI, IO, 5.000%, 06/15/38	262
169	Series 3546, Class A, VAR, 1.956%, 02/15/39	172
466	Series 3549, Class FA, VAR, 1.355%, 07/15/39	476
1,578	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	260
573	Series 3604, Class PO, PO, 05/15/36	537
627	Series 3607, Class AO, PO, 04/15/36	585
627	Series 3607, Class BO, PO, 04/15/36	585
129	Series 3607, Class EO, PO, 02/15/33	129
1,195	Series 3607, Class PO, PO, 05/15/37	1,071
717	Series 3611, Class PO, PO, 07/15/34	673
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,819
661	Series 3621, Class BO, PO, 01/15/40	613
809	Series 3621, Class PO, PO, 01/15/40	758
851	Series 3623, Class LO, PO, 01/15/40	801

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,343	Series 3632, Class BS, IF, 16.984%, 02/15/40	1,823
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,649
733	Series 3688, Class CU, VAR, 6.701%, 11/15/21	781
4,003	Series 3688, Class NI, IO, 5.000%, 04/15/32	347
3,471	Series 3704, Class DT, 7.500%, 11/15/36	3,996
2,772	Series 3704, Class ET, 7.500%, 12/15/36	3,353
5,107	Series 3714, Class IP, IO, 5.000%, 08/15/40	718
3,176	Series 3739, Class LI, IO, 4.000%, 03/15/34	176
2,906	Series 3740, Class SC, IF, IO, 5.845%, 10/15/40	371
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,601
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,588
3,567	Series 3759, Class HI, IO, 4.000%, 08/15/37	374
2,163	Series 3760, Class GI, IO, 4.000%, 10/15/37	169
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,762
350	Series 3789, Class EZ, 4.000%, 11/15/40	338
2,946	Series 3795, Class EI, IO, 5.000%, 10/15/39	406
436	Series 3852, Class QN, IF, 5.500%, 05/15/41	449
699	Series 3852, Class TP, IF, 5.500%, 05/15/41	726
2,382	Series 3860, Class PZ, 5.000%, 05/15/41	2,871
744	Series 3895, Class WA, VAR, 5.696%, 10/15/38	818
3,474	Series 3966, Class BF, VAR, 0.655%, 10/15/40	3,501
5,002	Series 3966, Class NA, 4.000%, 12/15/41	5,312
3,386	Series 3998, Class GF, VAR, 0.605%, 05/15/36	3,408
1,000	Series 4015, Class MY, 3.500%, 03/15/42	1,008
5,194	Series 4048, Class FJ, VAR, 0.557%, 07/15/37	5,173
1,000	Series 4177, Class MQ, 2.500%, 03/15/43	893
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
6	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,417	Series 191, Class IO, IO, 8.000%, 01/01/28	357
657	Series 197, Class PO, PO, 04/01/28	610
898	Series 233, Class 11, IO, 5.000%, 09/15/35	131
512	Series 233, Class 12, IO, 5.000%, 09/15/35	74
1,221	Series 233, Class 13, IO, 5.000%, 09/15/35	178
1,915	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	368
426	Series 243, Class 16, IO, 4.500%, 11/15/20	29
706	Series 243, Class 17, IO, 4.500%, 12/15/20	50
30,159	Series 262, Class 35, 3.500%, 07/15/42	30,987
1,804	Series 299, Class 300, 3.000%, 01/15/43	1,820
3,372	Series 310, Class PO, PO, 09/15/43	2,653
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
322	Series T-41, Class 3A, VAR, 6.616%, 07/25/32	371
1,224	Series T-42, Class A5, 7.500%, 02/25/42	1,434
74	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	86
84	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	101
1,930	Series T-54, Class 2A, 6.500%, 02/25/43	2,304
967	Series T-54, Class 3A, 7.000%, 02/25/43	1,184
1,764	Series T-56, Class A5, 5.231%, 05/25/43	1,966
168	Series T-58, Class APO, PO, 09/25/43	143
158	Series T-59, Class 1AP, PO, 10/25/43	130
2,380	Series T-62, Class 1A1, VAR, 1.315%, 10/25/44	2,416
4,726	Series T-76, Class 2A, VAR, 1.299%, 10/25/37	4,520
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,698

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association - ACES,
4,000		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,435
5,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,530
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,841
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,275
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,413
2,504		Series 2013-M7, Class A2, 2.280%, 12/27/22	2,448
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,937
2,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,032
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,656
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,689
		Federal National Mortgage Association Grantor Trust,
31		Series 2001-T10, Class PO, PO, 12/25/41	29
582		Series 2001-T12, Class A2, 7.500%, 08/25/41	684
796		Series 2001-T7, Class A1, 7.500%, 02/25/41	919
252		Series 2002-T16, Class A2, 7.000%, 07/25/42	290
488		Series 2002-T19, Class A2, 7.000%, 07/25/42	561
313		Series 2002-T4, Class A2, 7.000%, 12/25/41	361
812		Series 2002-T4, Class A3, 7.500%, 12/25/41	925
645		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	735
491		Series 2004-T3, Class PT1, VAR, 8.908%, 01/25/44	558
		Federal National Mortgage Association REMIC,
26		Series 1988-7, Class Z, 9.250%, 04/25/18	28
1		Series 1988-11, Class D, PO, 05/25/18	1
130		Series 1988-21, Class G, 9.500%, 08/25/18	142
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
2		Series 1989-21, Class G, 10.450%, 04/25/19	2
6		Series 1989-27, Class Y, 6.900%, 06/25/19	7
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
3		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
20		Series 1990-102, Class J, 6.500%, 08/25/20	22
2		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	4
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
85		Series 1991-44, Class G, 8.500%, 05/25/21	94
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
5		Series 1992-101, Class J, 7.500%, 06/25/22	6
118		Series 1993-25, Class J, 7.500%, 03/25/23	132
59		Series 1993-27, Class S, IF, 9.518%, 02/25/23	69
23		Series 1993-31, Class K, 7.500%, 03/25/23	26
257		Series 1993-54, Class Z, 7.000%, 04/25/23	288
14		Series 1993-62, Class SA, IF, 18.986%, 04/25/23	20
13		Series 1993-97, Class FA, VAR, 1.405%, 05/25/23	13
2		Series 1993-108, Class D, PO, 02/25/23	2
31		Series 1993-162, Class F, VAR, 1.105%, 08/25/23	32
5		Series 1993-165, Class SD, IF, 13.450%, 09/25/23	6

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
50	Series 1993-179, Class SB, HB, IF, 26.849%, 10/25/23	81
10	Series 1993-228, Class G, PO, 09/25/23	9
8	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	8
40	Series 1993-250, Class Z, 7.000%, 12/25/23	41
685	Series 1994-26, Class J, PO, 01/25/24	654
74	Series 1994-37, Class L, 6.500%, 03/25/24	83
23	Series 1995-2, Class Z, 8.500%, 01/25/25	27
162	Series 1996-14, Class SE, IF, IO, 8.500%, 08/25/23	39
7	Series 1996-59, Class J, 6.500%, 08/25/22	7
52	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
17	Series 1997-24, Class Z, 8.000%, 04/18/27	19
12	Series 1997-27, Class J, 7.500%, 04/18/27	14
339	Series 1997-46, Class Z, 7.500%, 06/17/27	388
13	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
792	Series 1998-30, Class ZA, 6.500%, 05/20/28	888
8	Series 1998-36, Class J, 6.000%, 07/18/28	8
142	Series 1998-36, Class ZB, 6.000%, 07/18/28	158
98	Series 1998-43, Class SA, IF, IO, 17.843%, 04/25/23	33
76	Series 1999-57, Class Z, 7.500%, 12/25/19	84
92	Series 1999-62, Class PB, 7.500%, 12/18/29	105
305	Series 2000-18, Class EC, PO, 10/25/23	292
14	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
724	Series 2001-4, Class ZA, 6.500%, 03/25/31	817
62	Series 2001-7, Class PF, 7.000%, 03/25/31	71
87	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	16
127	Series 2001-36, Class DE, 7.000%, 08/25/31	147
338	Series 2001-38, Class FB, VAR, 0.655%, 08/25/31	343
62	Series 2001-44, Class PD, 7.000%, 09/25/31	70
117	Series 2001-44, Class PU, 7.000%, 09/25/31	135
173	Series 2001-49, Class LZ, 8.500%, 07/25/31	195
17	Series 2001-52, Class XN, 6.500%, 11/25/15	18
542	Series 2001-53, Class FX, VAR, 0.505%, 10/25/31	546
353	Series 2001-61, Class Z, 7.000%, 11/25/31	401
51	Series 2001-72, Class SX, IF, 17.104%, 12/25/31	64
34	Series 2001-74, Class MB, 6.000%, 12/25/16	36
48	Series 2002-1, Class SA, HB, IF, 24.683%, 02/25/32	80
72	Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	110
257	Series 2002-7, Class FD, VAR, 0.855%, 04/25/29	262
27	Series 2002-9, Class ST, IF, 18.947%, 03/25/17	32
497	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	29
29	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	36
54	Series 2002-19, Class PE, 6.000%, 04/25/17	56
679	Series 2002-30, Class Z, 6.000%, 05/25/32	752
39	Series 2002-37, Class Z, 6.500%, 06/25/32	43
1,398	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,546
883	Series 2002-60, Class FA, VAR, 0.905%, 02/25/31	902
883	Series 2002-60, Class FB, VAR, 0.905%, 02/25/31	902
226	Series 2002-62, Class ZE, 5.500%, 11/25/17	238
87	Series 2002-63, Class KC, 5.000%, 10/25/17	91
91	Series 2002-63, Class LB, 5.500%, 10/25/17	96
109	Series 2002-77, Class S, IF, 14.199%, 12/25/32	142

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,779		Series 2003-2, Class F, VAR, 0.905%, 02/25/33	1,814
427		Series 2003-7, Class A1, 6.500%, 12/25/42	488
1,122		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	192
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,095
541		Series 2003-26, Class XS, IF, IO, 6.895%, 03/25/23	53
1,461		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	254
65		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	15
1,705		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	329
4		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
39		Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	61
165		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	1
669		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	117
38		Series 2003-74, Class SH, IF, 9.891%, 08/25/33	43
335		Series 2003-76, Class SH, IF, 13.889%, 09/25/31	367
454		Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	36
656		Series 2003-86, Class ZA, 5.500%, 09/25/33	731
113		Series 2003-91, Class SD, IF, 12.241%, 09/25/33	133
3,718		Series 2003-105, Class AZ, 5.500%, 10/25/33	4,031
46		Series 2003-106, Class PO, PO, 08/25/17	46
732		Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	189
103		Series 2003-130, Class SX, IF, 11.287%, 01/25/34	120
118		Series 2003-131, Class SK, IF, 15.890%, 01/25/34	152
107		Series 2003-132, Class OA, PO, 08/25/33	101
257		Series 2003-132, Class PI, IO, 5.500%, 08/25/33	37
678		Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	94
170		Series 2004-4, Class QM, IF, 13.889%, 06/25/33	199
345		Series 2004-10, Class SC, HB, IF, 27.979%, 02/25/34	473
835		Series 2004-17, Class H, 5.500%, 04/25/34	935
426		Series 2004-25, Class SA, IF, 19.098%, 04/25/34	600
1,391		Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	1,398
462		Series 2004-36, Class SA, IF, 19.098%, 05/25/34	643
106		Series 2004-36, Class SN, IF, 13.889%, 07/25/33	124
557		Series 2004-46, Class EP, PO, 03/25/34	534
222		Series 2004-46, Class QB, HB, IF, 23.379%, 05/25/34	316
168		Series 2004-46, Class SK, IF, 16.073%, 05/25/34	214
5,313		Series 2004-50, Class VZ, 5.500%, 07/25/34	5,839
67		Series 2004-51, Class SY, IF, 13.930%, 07/25/34	85
473		Series 2004-53, Class NC, 5.500%, 07/25/24	519
231		Series 2004-59, Class BG, PO, 12/25/32	214
3,297		Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	3,379
132		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	154
605		Series 2004-87, Class F, VAR, 0.905%, 01/25/34	616
–	(h)	Series 2004-92, Class JO, PO, 12/25/34	—	(h)
1,377		Series 2005-7, Class LO, PO, 02/25/35	1,125
266		Series 2005-13, Class FL, VAR, 0.555%, 03/25/35	267
162		Series 2005-15, Class MO, PO, 03/25/35	149
74		Series 2005-52, Class PA, 6.500%, 06/25/35	79
956		Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	189
291		Series 2005-66, Class SG, IF, 16.987%, 07/25/35	391
1,573		Series 2005-66, Class SV, IF, IO, 6.595%, 07/25/35	244
738		Series 2005-67, Class HG, 5.500%, 01/25/35	792
1,043		Series 2005-68, Class PG, 5.500%, 08/25/35	1,159

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
238	Series 2005-73, Class PS, IF, 16.312%, 08/25/35	313
891	Series 2005-74, Class SK, IF, 19.703%, 05/25/35	1,229
732	Series 2005-84, Class XM, 5.750%, 10/25/35	797
259	Series 2005-90, Class AO, PO, 10/25/35	249
970	Series 2005-90, Class ES, IF, 16.487%, 10/25/35	1,233
530	Series 2005-90, Class PO, PO, 09/25/35	509
526	Series 2005-103, Class SC, IF, 10.986%, 07/25/35	617
684	Series 2005-106, Class US, HB, IF, 23.997%, 11/25/35	1,018
248	Series 2005-116, Class PB, 6.000%, 04/25/34	256
4,572	Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	958
1,247	Series 2006-8, Class WQ, PO, 03/25/36	1,172
134	Series 2006-15, Class OT, PO, 01/25/36	132
1,140	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,272
309	Series 2006-23, Class KO, PO, 04/25/36	278
830	Series 2006-27, Class OH, PO, 04/25/36	790
604	Series 2006-44, Class GO, PO, 06/25/36	562
1,437	Series 2006-44, Class P, PO, 12/25/33	1,347
337	Series 2006-50, Class JO, PO, 06/25/36	317
498	Series 2006-50, Class PS, PO, 06/25/36	468
922	Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	149
1,064	Series 2006-56, Class FT, VAR, 0.905%, 07/25/36	1,088
224	Series 2006-58, Class AP, PO, 07/25/36	212
631	Series 2006-58, Class PO, PO, 07/25/36	589
505	Series 2006-59, Class QO, PO, 01/25/33	500
338	Series 2006-60, Class DO, PO, 04/25/35	330
872	Series 2006-63, Class ZH, 6.500%, 07/25/36	984
245	Series 2006-65, Class QO, PO, 07/25/36	228
440	Series 2006-72, Class GO, PO, 08/25/36	398
249	Series 2006-72, Class HO, PO, 08/25/26	238
345	Series 2006-72, Class TO, PO, 08/25/36	327
3,091	Series 2006-77, Class PC, 6.500%, 08/25/36	3,533
824	Series 2006-78, Class BZ, 6.500%, 08/25/36	924
407	Series 2006-79, Class DO, PO, 08/25/36	379
468	Series 2006-86, Class OB, PO, 09/25/36	439
505	Series 2006-90, Class AO, PO, 09/25/36	461
2,695	Series 2006-94, Class GI, IF, IO, 6.495%, 10/25/26	396
113	Series 2006-94, Class GK, HB, IF, 32.474%, 10/25/26	185
18	Series 2006-102, Class MD, 6.000%, 01/25/35	18
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,335
342	Series 2006-110, Class PO, PO, 11/25/36	307
158	Series 2006-111, Class EO, PO, 11/25/36	144
470	Series 2006-113, Class PO, PO, 07/25/36	457
584	Series 2006-115, Class OK, PO, 12/25/36	542
693	Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	105
400	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	393
222	Series 2006-119, Class PO, PO, 12/25/36	208
948	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	182
842	Series 2006-120, Class PF, VAR, 0.405%, 12/25/36	843
938	Series 2006-126, Class AO, PO, 01/25/37	882
1,018	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	168
33	Series 2007-1, Class SD, HB, IF, 38.068%, 02/25/37	36
254	Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	53
1,741	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	238
375	Series 2007-14, Class OP, PO, 03/25/37	356
187	Series 2007-15, Class NO, PO, 03/25/22	182
421	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	429
2,048	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,273
397	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	63
120	Series 2007-39, Class EF, VAR, 0.405%, 05/25/37	120
583	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	587

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,652	Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	219
1,028	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	155
536	Series 2007-64, Class FB, VAR, 0.525%, 07/25/37	537
1,281	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	179
3,407	Series 2007-72, Class EK, IF, IO, 6.245%, 07/25/37	463
2,635	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,971
468	Series 2007-78, Class CB, 6.000%, 08/25/37	524
113	Series 2007-79, Class SB, HB, IF, 23.447%, 08/25/37	162
455	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	69
1,378	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	196
1,471	Series 2007-100, Class SM, IF, IO, 6.295%, 10/25/37	202
2,202	Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	2,200
292	Series 2007-106, Class A7, VAR, 6.144%, 10/25/37	325
2,643	Series 2007-112, Class SA, IF, IO, 6.295%, 12/25/37	469
8,000	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	7,918
2,967	Series 2007-116, Class HI, IO, VAR, 1.535%, 01/25/38	213
26	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
1,207	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	148
512	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	72
74	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	1
770	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	108
613	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	40
955	Series 2008-20, Class SA, IF, IO, 6.835%, 03/25/38	148
324	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	46
312	Series 2008-32, Class SA, IF, IO, 6.695%, 04/25/38	49
1,036	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	9
507	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	12
88	Series 2008-44, Class PO, PO, 05/25/38	82
817	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	92
486	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	90
534	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	538
140	Series 2008-80, Class GP, 6.250%, 09/25/38	158
988	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	119
432	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	51
207	Series 2009-4, Class BD, 4.500%, 02/25/39	222
427	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	61
995	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	88
703	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	45
1,125	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	164
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	487
238	Series 2009-47, Class MT, 7.000%, 07/25/39	278
1,182	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	181
813	Series 2009-62, Class HJ, 6.000%, 05/25/39	905
148	Series 2009-63, Class P, 5.000%, 03/25/37	161
380	Series 2009-69, Class PO, PO, 09/25/39	361
140	Series 2009-79, Class UA, 7.000%, 03/25/38	158
785	Series 2009-84, Class WS, IF, IO, 5.745%, 10/25/39	102
855	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	141
1,573	Series 2009-86, Class OT, PO, 10/25/37	1,463
826	Series 2009-92, Class AD, 6.000%, 11/25/39	927
575	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	72

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,042		Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	1,157
3,478		Series 2009-103, Class MB, VAR, 2.324%, 12/25/39	3,543
1,043		Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	146
922		Series 2009-113, Class FB, VAR, 0.705%, 01/25/40	936
841		Series 2009-113, Class LB, VAR, 19.899%, 01/25/40	1,252
2,931		Series 2010-1, Class WA, VAR, 6.188%, 02/25/40	3,194
1,942		Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	2,185
3,925		Series 2010-16, Class WB, VAR, 6.237%, 03/25/40	4,547
1,021		Series 2010-23, Class KS, IF, IO, 6.945%, 02/25/40	142
1,133		Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	158
493		Series 2010-39, Class OT, PO, 10/25/35	462
1,235		Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	1,245
540		Series 2010-42, Class S, IF, IO, 6.245%, 05/25/40	98
1,650		Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	1,670
1,389		Series 2010-49, Class SC, IF, 12.350%, 03/25/40	1,618
942		Series 2010-61, Class WA, VAR, 5.973%, 06/25/40	1,051
4,717		Series 2010-68, Class SA, IF, IO, 4.845%, 07/25/40	542
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,143
2,761		Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	360
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,296
539		Series 2010-123, Class FL, VAR, 0.585%, 11/25/40	542
4,529		Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	399
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,078
5,974		Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	1,350
1,267		Series 2010-148, Class MA, 4.000%, 02/25/39	1,339
743		Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	822
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,956
8,571		Series 2011-21, Class CV, 4.500%, 09/25/26	9,152
3,621		Series 2011-30, Class LS, IO, VAR, 1.838%, 04/25/41	263
3,955		Series 2011-39, Class ZA, 6.000%, 11/25/32	4,451
987		Series 2011-43, Class WA, VAR, 5.855%, 05/25/51	1,083
3,418		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,696
2,946		Series 2011-56, Class VA, 5.000%, 09/25/40	3,142
2,366		Series 2011-58, Class WA, VAR, 5.404%, 07/25/51	2,370
587		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	595
3,252		Series 2011-118, Class LB, 7.000%, 11/25/41	3,760
5,920		Series 2011-118, Class MT, 7.000%, 11/25/41	6,866
6,116		Series 2011-118, Class NT, 7.000%, 11/25/41	7,184
3,281		Series 2012-21, Class WA, VAR, 5.601%, 03/25/52	3,465
3,519		Series 2012-58, Class FA, VAR, 0.655%, 03/25/39	3,547
2,468		Series 2012-99, 2.500%, 09/25/42	2,112
1,422		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,324
7,095		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,304
3,737		Series 2013-92, Class PO, PO, 09/25/43	2,961
3,741		Series 2013-101, Class DO, PO, 10/25/43	2,952
928		Series 2014-44, Class B, 2.500%, 08/25/34	866
52		Series G92-7, Class JQ, 8.500%, 01/25/22	58
7		Series G92-12, Class B, 7.700%, 02/25/22	8
11		Series G92-14, Class Z, 7.000%, 02/25/22	12
–	(h)	Series G92-27, Class SQ, HB, IF, 1,857.770%, 05/25/22	5
11		Series G92-42, Class Z, 7.000%, 07/25/22	12

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
169	Series G92-44, Class ZQ, 8.000%, 07/25/22	181
52	Series G92-54, Class ZQ, 7.500%, 09/25/22	57
109	Series G92-61, Class Z, 7.000%, 10/25/22	124
10	Series G92-62, Class B, PO, 10/25/22	10
71	Series G93-1, Class KA, 7.900%, 01/25/23	81
47	Series G93-17, Class SI, IF, 6.000%, 04/25/23	52
387	Series G94-7, Class PJ, 7.500%, 05/17/24	447
70	Series G97-2, Class ZA, 8.500%, 02/17/27	83
	Federal National Mortgage Association REMIC Trust,
1,185	Series 2001-W3, Class A, VAR, 6.924%, 09/25/41	1,364
4,597	Series 2002-W10, Class IO, IO, VAR, 0.943%, 08/25/42	146
402	Series 2003-W1, Class 1A1, VAR, 5.860%, 12/25/42	459
242	Series 2003-W1, Class 2A, VAR, 6.560%, 12/25/42	280
77	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	78
69	Series 2003-W4, Class 2A, VAR, 6.368%, 10/25/42	77
890	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,047
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,503
455	Series 2006-W3, Class 1AF1, VAR, 0.395%, 10/25/46	456
546	Series 2006-W3, Class 2A, 6.000%, 09/25/46	617
1,107	Series 2007-W2, Class 1A1, VAR, 0.475%, 03/25/37	1,107
577	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	643
92	Series 2007-W7, Class 1A4, HB, IF, 38.248%, 07/25/37	143
3,394	Series 2009-W1, Class A, 6.000%, 12/25/49	3,795
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
2	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
255	Series 213, Class 2, IO, 8.000%, 03/25/23	64
9	Series 265, Class 2, 9.000%, 03/25/24	10
17	Series 285, Class 1, PO, 02/25/27	16
424	Series 293, Class 1, PO, 12/25/24	400
376	Series 300, Class 1, PO, 09/25/24	360
392	Series 331, Class 13, IO, 7.000%, 11/25/32	95
534	Series 339, Class 18, IO, 4.500%, 07/25/18	31
529	Series 339, Class 21, IO, 4.500%, 08/25/18	30
502	Series 339, Class 28, IO, 5.500%, 08/25/18	33
1,008	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	65
221	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	38
512	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	76
653	Series 356, Class 3, IO, 5.000%, 01/25/35	97
1,077	Series 356, Class 39, IO, 5.000%, 01/25/20	87
904	Series 365, Class 8, IO, 5.500%, 05/25/36	148
152	Series 368, Class 3, IO, 4.500%, 11/25/20	10
329	Series 374, Class 5, IO, 5.500%, 08/25/36	55
827	Series 383, Class 32, IO, 6.000%, 01/25/38	145
135	Series 393, Class 6, IO, 5.500%, 04/25/37	23
3,039	Series 412, Class F2, VAR, 0.655%, 08/25/42	3,071
	Federal National Mortgage Association Trust,
411	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	475
389	Series 2003-W8, Class 2A, 7.000%, 10/25/42	445
390	Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	392
586	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	687
607	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	703
1,230	Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	1,233

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
490	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	550
2,665	Series 2005-W4, Class 3A, VAR, 2.207%, 06/25/35	2,777
679	Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	678
	Government National Mortgage Association,
706	Series 1994-7, Class PQ, 6.500%, 10/16/24	808
235	Series 1999-4, Class ZB, 6.000%, 02/20/29	265
8	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	9
245	Series 2000-7, Class ST, HB, IF, 38.716%, 01/16/30	431
111	Series 2000-9, Class Z, 8.000%, 06/20/30	133
561	Series 2000-9, Class ZJ, 8.500%, 02/16/30	670
404	Series 2000-10, Class ZP, 7.500%, 02/16/30	466
228	Series 2000-12, Class ST, HB, IF, 38.716%, 02/16/30	405
506	Series 2000-21, Class Z, 9.000%, 03/16/30	617
36	Series 2000-36, Class HC, 7.330%, 11/20/30	41
17	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	3
819	Series 2001-21, Class PE, 6.500%, 05/16/31	935
142	Series 2001-31, Class SJ, HB, IF, 27.457%, 02/20/31	263
103	Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	28
100	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	27
109	Series 2001-53, Class SR, IF, IO, 7.995%, 10/20/31	4
33	Series 2001-55, Class SF, HB, IF, 25.724%, 11/20/31	58
455	Series 2002-4, Class TD, 7.000%, 01/20/32	513
426	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	98
112	Series 2002-24, Class SB, IF, 11.693%, 04/16/32	142
345	Series 2002-24, Class Z, 8.500%, 04/16/32	394
773	Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	162
30	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	33
248	Series 2002-40, Class UK, 6.500%, 06/20/32	284
76	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	92
145	Series 2002-45, Class QE, 6.500%, 06/20/32	166
176	Series 2002-47, Class PG, 6.500%, 07/16/32	202
110	Series 2002-70, Class PS, IF, IO, 7.545%, 08/20/32	9
876	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	201
1,812	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	30
21	Series 2003-24, Class PO, PO, 03/16/33	18
722	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	130
549	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	22
2,112	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,391
53	Series 2003-90, Class PO, PO, 10/20/33	48
726	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	149
1,570	Series 2003-112, Class TS, IF, IO, 6.795%, 10/20/32	82
1,984	Series 2004-11, Class SW, IF, IO, 5.345%, 02/20/34	255
21	Series 2004-15, Class SA, IF, 19.236%, 12/20/32	22
169	Series 2004-28, Class S, IF, 19.237%, 04/16/34	251
274	Series 2004-46, Class AO, PO, 06/20/34	256
1,523	Series 2004-59, Class SG, IF, IO, 6.345%, 07/20/34	262
77	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	84
151	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	187
2,442	Series 2004-73, Class JL, IF, IO, 6.395%, 09/16/34	469
145	Series 2004-85, Class PO, PO, 01/17/33	145
920	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	142
713	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	103

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,504	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	242
255	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	273
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	60
152	Series 2005-35, Class FL, VAR, 0.505%, 03/20/32	153
3,051	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	537
400	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	537
1,857	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	294
445	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	75
1,654	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,872
744	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	123
330	Series 2006-16, Class OP, PO, 03/20/36	309
222	Series 2006-22, Class AO, PO, 05/20/36	208
204	Series 2006-34, Class PO, PO, 07/20/36	190
383	Series 2006-38, Class SG, IF, IO, 6.495%, 09/20/33	7
765	Series 2006-38, Class SW, IF, IO, 6.345%, 06/20/36	83
292	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	52
995	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	153
1,719	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	278
236	Series 2007-17, Class JO, PO, 04/16/37	214
155	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	155
1,006	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	140
2,593	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	373
214	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	10
49	Series 2007-28, Class BO, PO, 05/20/37	46
907	Series 2007-31, Class AO, PO, 05/16/37	856
53	Series 2007-36, Class HO, PO, 06/16/37	50
1,063	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	160
1,446	Series 2007-36, Class SG, IF, IO, 6.315%, 06/20/37	219
948	Series 2007-40, Class SD, IF, IO, 6.595%, 07/20/37	152
951	Series 2007-42, Class SB, IF, IO, 6.595%, 07/20/37	153
382	Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	61
715	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	115
143	Series 2007-53, Class SW, IF, 19.740%, 09/20/37	198
1,056	Series 2007-57, Class PO, PO, 03/20/37	1,013
804	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	124
785	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	57
2,130	Series 2007-74, Class SL, IF, IO, 6.385%, 11/16/37	335
734	Series 2007-76, Class SA, IF, IO, 6.375%, 11/20/37	114
1,146	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	180
399	Series 2007-81, Class SP, IF, IO, 6.495%, 12/20/37	64
314	Series 2007-82, Class SA, IF, IO, 6.375%, 12/20/37	49
149	Series 2008-1, Class PO, PO, 01/20/38	139
548	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	98
412	Series 2008-10, Class S, IF, IO, 5.675%, 02/20/38	56
1,725	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	317
315	Series 2008-20, Class PO, PO, 09/20/37	306
56	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	1
859	Series 2008-25, Class SB, IF, IO, 6.745%, 03/20/38	142
299	Series 2008-29, Class PO, PO, 02/17/33	290
956	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	112
354	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	79
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,649
926	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	155
3,013	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	540
906	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	132

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
515	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	73
342	Series 2008-60, Class PO, PO, 01/20/38	339
2,796	Series 2008-62, Class SA, IF, IO, 5.995%, 07/20/38	407
1,349	Series 2008-64, Class ED, 6.500%, 04/20/28	1,533
208	Series 2008-71, Class SC, IF, IO, 5.845%, 08/20/38	28
729	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	93
1,995	Series 2008-95, Class DS, IF, IO, 7.145%, 12/20/38	347
556	Series 2008-96, Class SL, IF, IO, 5.845%, 12/20/38	76
807	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	108
1,183	Series 2009-10, Class SA, IF, IO, 5.795%, 02/20/39	157
937	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	69
3,771	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	619
685	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	138
774	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	160
640	Series 2009-24, Class DS, IF, IO, 6.145%, 03/20/39	54
487	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	89
294	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	48
640	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	121
1,512	Series 2009-42, Class SC, IF, IO, 5.925%, 06/20/39	208
769	Series 2009-43, Class SA, IF, IO, 5.795%, 06/20/39	103
1,475	Series 2009-64, Class SN, IF, IO, 5.945%, 07/16/39	179
332	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	41
1,253	Series 2009-67, Class SA, IF, IO, 5.895%, 08/16/39	175
1,928	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	282
369	Series 2009-79, Class OK, PO, 11/16/37	348
1,593	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	203
2,820	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	294
1,193	Series 2009-104, Class AB, 7.000%, 08/16/39	1,372
2,194	Series 2009-106, Class AS, IF, IO, 6.245%, 11/16/39	329
2,408	Series 2009-106, Class ST, IF, IO, 5.845%, 02/20/38	338
1,937	Series 2009-121, Class VA, 5.500%, 11/20/20	2,079
265	Series 2010-14, Class AO, PO, 12/20/32	259
328	Series 2010-14, Class BO, PO, 11/20/35	307
2,320	Series 2010-14, Class CO, PO, 08/20/35	2,185
1,394	Series 2010-14, Class QP, 6.000%, 12/20/39	1,485
2,430	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	2,701
1,256	Series 2010-103, Class WA, VAR, 5.742%, 08/20/34	1,415
1,407	Series 2010-129, Class AW, VAR, 6.130%, 04/20/37	1,585
1,294	Series 2010-130, Class CP, 7.000%, 10/16/40	1,521
3,827	Series 2010-157, Class OP, PO, 12/20/40	3,235
31,228	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	34,757
3,457	Series 2011-22, Class WA, VAR, 5.964%, 02/20/37	3,869
4,285	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	4,829
5,639	Series 2011-137, Class WA, VAR, 5.525%, 07/20/40	6,381
3,936	Series 2011-163, Class WA, VAR, 5.836%, 12/20/38	4,376
6,802	Series 2012-24, Class WA, VAR, 5.605%, 07/20/41	7,717
7,834	Series 2012-52, Class WA, VAR, 6.132%, 04/20/38	8,854
2,028	Series 2012-59, Class WA, VAR, 5.580%, 08/20/38	2,222
10,939	Series 2012-138, Class PT, VAR, 3.947%, 11/16/42	11,256
10,527	Series 2012-141, Class WA, VAR, 4.531%, 11/16/41	11,572
10,361	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	10,862
6,374	Series 2012-141, Class WC, VAR, 3.756%, 01/20/42	6,699

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
22,416	Series 2012-H10, Class FA, VAR, 0.705%, 12/20/61	22,528
7,659	Series 2012-H15, Class FA, VAR, 0.605%, 05/20/62	7,683
5,459	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,533
18,516	Series 2012-H21, Class CF, VAR, 0.855%, 05/20/61	18,675
19,437	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	19,485
9,506	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	9,540
11,607	Series 2012-H24, Class FA, VAR, 0.605%, 03/20/60	11,643
9,504	Series 2012-H24, Class FD, VAR, 0.745%, 09/20/62	9,564
6,459	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	6,477
7,663	Series 2012-H26, Class JA, VAR, 0.705%, 10/20/61	7,705
14,477	Series 2012-H26, Class MA, VAR, 0.705%, 07/20/62	14,554
7,863	Series 2012-H27, Class FB, VAR, 0.656%, 10/20/62	7,897
10,630	Series 2012-H28, Class FA, VAR, 0.735%, 09/20/62	10,638
4,237	Series 2012-H30, Class JA, VAR, 0.637%, 01/20/60	4,251
4,291	Series 2012-H30, Class PA, VAR, 0.606%, 11/20/59	4,304
10,081	Series 2012-H31, Class FD, VAR, 0.495%, 12/20/62	10,043
4,063	Series 2013-26, Class AK, VAR, 4.651%, 09/20/41	4,420
4,767	Series 2013-54, Class WA, VAR, 4.706%, 11/20/42	5,179
1,569	Series 2013-75, Class WA, VAR, 5.229%, 06/20/40	1,782
11,703	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,667
5,546	Series 2013-H01, Class JA, VAR, 0.475%, 01/20/63	5,515
6,463	Series 2013-H01, Class TA, VAR, 0.655%, 01/20/63	6,490
1,164	Series 2013-H02, Class HF, VAR, 0.457%, 11/20/62	1,165
5,612	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	5,617
15,473	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,426
4,437	Series 2013-H04, Class SA, VAR, 0.575%, 02/20/63	4,427
1,911	Series 2013-H05, Class FB, VAR, 0.557%, 02/20/62	1,913
2,672	Series 2013-H07, Class GA, VAR, 0.625%, 03/20/63	2,675
6,930	Series 2013-H07, Class HA, VAR, 0.565%, 03/20/63	6,918
13,441	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,438
4,778	Series 2013-H07, Class MA, VAR, 0.705%, 04/20/62	4,804
5,259	Series 2013-H08, Class FC, VAR, 0.605%, 02/20/63	5,261
5,776	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,752
1,494	Series 2014-H17, Class FC, VAR, 0.652%, 07/20/64	1,496
7,262	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	7,462
	Vendee Mortgage Trust,
3,642	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,995
511	Series 1996-1, Class 1Z, 6.750%, 02/15/26	587
288	Series 1996-2, Class 1Z, 6.750%, 06/15/26	334
565	Series 1997-1, Class 2Z, 7.500%, 02/15/27	667
421	Series 1998-1, Class 2E, 7.000%, 03/15/28	491

		914,526

	Non-Agency CMO — 14.6%
	AJAX Mortgage Loan Trust,
4,792	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	4,746
2,389	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	2,392
1,477	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,474
	Alternative Loan Trust,
624	Series 2002-11, Class M, 6.500%, 10/25/32	611
190	Series 2003-6T2, Class A6, 5.500%, 06/25/33	190
112	Series 2003-J1, Class PO, PO, 10/25/33	94
1,912	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,956

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
52	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	53
1,145	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	240
5,701	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	691
3,862	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	524
172	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	140
7,339	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	1,020
1,373	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,248
8,181	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	969
39	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	39
957	Series 2005-57CB, Class 3A2, IF, IO, 4.945%, 12/25/35	134
611	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	573
759	Series 2005-86CB, Class A11, 5.500%, 02/25/36	675
2,275	Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	203
19,433	Series 2006-7CB, Class 1A2, IF, IO, 5.145%, 05/25/36	2,923
789	Series 2006-26CB, Class A9, 6.500%, 09/25/36	694
	American General Mortgage Loan Trust,
506	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	522
1,005	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,013
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,955
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	950
	ASG Resecuritization Trust,
462	Series 2009-1, Class A60, VAR, 2.055%, 06/26/37 (e)	456
61	Series 2009-2, Class A55, VAR, 4.721%, 05/24/36 (e)	61
1,288	Series 2009-2, Class G60, VAR, 4.721%, 05/24/36 (e)	1,301
1,881	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	1,874
918	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	931
586	Series 2010-1, Class A85, VAR, 0.556%, 02/27/36 (e)	572
3,302	Series 2010-2, Class A60, VAR, 1.837%, 01/28/37 (e)	3,250
721	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	727
1,846	Series 2011-1, Class 3A50, VAR, 2.570%, 11/28/35 (e)	1,804
395	Series 2011-2, Class A48S, HB, IF, 23.661%, 02/28/36 (e)	474
	Banc of America Alternative Loan Trust,
187	Series 2003-3, Class APO, PO, 05/25/33	151
770	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	802
647	Series 2003-7, Class 2A4, 5.000%, 09/25/18	655
89	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	90
457	Series 2003-11, Class 2A1, 6.000%, 01/25/34	476
236	Series 2003-11, Class PO, PO, 01/25/34	210
584	Series 2004-1, Class 1A1, 6.000%, 02/25/34	622
113	Series 2004-1, Class 5A1, 5.500%, 02/25/19	116
2,565	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	563
2,128	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	480
5,400	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	5,361
	Banc of America Funding Trust,
171	Series 2004-1, Class PO, PO, 03/25/34	136
787	Series 2004-3, Class 1A1, 5.500%, 10/25/34	826
422	Series 2004-C, Class 1A1, VAR, 2.801%, 12/20/34	415
857	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	154
176	Series 2005-4, Class 30PO, PO, 08/25/35	141
510	Series 2005-6, Class 2A7, 5.500%, 10/25/35	505
62	Series 2005-7, Class 30PO, PO, 11/25/35	47
288	Series 2005-8, Class 30PO, PO, 01/25/36	221
1,692	Series 2005-E, Class 4A1, VAR, 2.686%, 03/20/35	1,692

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,153	Series 2010-R11A, Class 1A6, VAR, 5.199%, 08/26/35 (e)	1,173
352	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	355
	Banc of America Mortgage Trust,
620	Series 2003-3, Class 1A7, 5.500%, 05/25/33	639
117	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	114
213	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	210
204	Series 2003-8, Class 2A5, 5.000%, 11/25/18	209
105	Series 2003-8, Class APO, PO, 11/25/33	85
110	Series 2003-9, Class 1A2, PO, 12/25/33	100
677	Series 2003-A, Class 4A1, VAR, 2.728%, 02/25/33	670
308	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	313
994	Series 2003-E, Class 2A2, VAR, 2.726%, 06/25/33	1,000
1,133	Series 2003-J, Class 3A2, VAR, 2.623%, 11/25/33	1,141
727	Series 2004-3, Class 15IO, IO, VAR, 0.036%, 04/25/19	3
704	Series 2004-3, Class 1A26, 5.500%, 04/25/34	721
100	Series 2004-4, Class APO, PO, 05/25/34	87
7,418	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	26
1,012	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,065
94	Series 2004-6, Class APO, PO, 07/25/34	84
46	Series 2004-9, Class 3A1, 6.500%, 09/25/32	48
666	Series 2004-C, Class 2A2, VAR, 2.706%, 04/25/34	672
721	Series 2004-J, Class 3A1, VAR, 2.811%, 11/25/34	716
	BCAP LLC Trust,
167	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	170
591	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	611
2,000	Series 2009-RR14, Class 3A2, VAR, 2.384%, 08/26/35 (e)	1,999
73	Series 2009-RR14, Class 4A1, VAR, 0.596%, 03/26/36 (e)	74
664	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	681
439	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	442
679	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	675
132	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	134
1,582	Series 2010-RR5, Class 2A5, VAR, 5.433%, 04/26/37 (e)	1,612
467	Series 2010-RR7, Class 16A1, VAR, 0.815%, 02/26/47 (e)	463
640	Series 2010-RR7, Class 1A5, VAR, 4.834%, 04/26/35 (e)	634
4,300	Series 2010-RR7, Class 2A1, VAR, 2.071%, 07/26/45 (e)	4,316
256	Series 2010-RR8, Class 3A3, VAR, 5.059%, 05/26/35 (e)	257
1,500	Series 2010-RR8, Class 3A4, VAR, 5.059%, 05/26/35 (e)	1,417
506	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	507
810	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	820
2,065	Series 2011-RR10, Class 2A1, VAR, 0.940%, 09/26/37 (e)	1,897
1,624	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,659
1,398	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	1,372
220	Series 2011-RR5, Class 14A3, VAR, 2.593%, 07/26/36 (e)	219
1,335	Series 2012-RR1, Class 5A1, VAR, 4.067%, 07/26/37 (e)	1,414
4,172	Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	4,017
3,286	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	3,111
1,868	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	1,825
2,671	Series 2012-RR3, Class 2A5, VAR, 1.984%, 05/26/37 (e)	2,675
1,789	Series 2012-RR4, Class 8A3, VAR, 0.385%, 06/26/47 (e)	1,700
585	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	574
	Bear Stearns ARM Trust,
426	Series 2003-4, Class 3A1, VAR, 2.417%, 07/25/33	427

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
190	Series 2003-7, Class 3A, VAR, 2.410%, 10/25/33	190
604	Series 2004-1, Class 12A1, VAR, 2.728%, 04/25/34	601
277	Series 2004-2, Class 14A, VAR, 3.076%, 05/25/34	276
1,243	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,256
1,935	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	1,928
878	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	916
311	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	312
99	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	90
	Chase Mortgage Finance Trust,
259	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	270
3,786	Series 2007-A1, Class 1A3, VAR, 2.536%, 02/25/37	3,735
339	Series 2007-A1, Class 2A1, VAR, 2.464%, 02/25/37	338
414	Series 2007-A1, Class 7A1, VAR, 2.431%, 02/25/37	413
863	Series 2007-A1, Class 9A1, VAR, 2.511%, 02/25/37	854
877	Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	886
	CHL Mortgage Pass-Through Trust,
513	Series 2002-36, Class A22, 6.000%, 01/25/33	525
1,329	Series 2003-39, Class A6, 5.000%, 10/25/33	1,387
33	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	34
899	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	942
83	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	86
455	Series 2004-3, Class A26, 5.500%, 04/25/34	478
93	Series 2004-3, Class PO, PO, 04/25/34	85
1,261	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,309
165	Series 2004-7, Class 2A1, VAR, 2.470%, 06/25/34	162
724	Series 2004-13, Class 1A4, 5.500%, 08/25/34	774
231	Series 2004-HYB1, Class 2A, VAR, 2.511%, 05/20/34	221
889	Series 2004-HYB3, Class 2A, VAR, 2.208%, 06/20/34	843
629	Series 2004-HYB6, Class A3, VAR, 2.418%, 11/20/34	602
147	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	151
381	Series 2005-16, Class A23, 5.500%, 09/25/35	356
1,711	Series 2005-22, Class 2A1, VAR, 2.465%, 11/25/35	1,449
4,676	Series 2007-4, Class 1A52, IF, IO, 5.245%, 05/25/37	729
105	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	89
	Citigroup Mortgage Loan Trust,
1,938	Series 2008-AR4, Class 1A1A, VAR, 2.730%, 11/25/38 (e)	1,940
1,346	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,422
1,065	Series 2009-10, Class 1A1, VAR, 2.406%, 09/25/33 (e)	1,078
1,016	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,058
1,262	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,311
340	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	340
4,912	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	5,003
4,705	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,831
	Citigroup Mortgage Loan Trust, Inc.,
242	Series 2003-1, Class 2A5, 5.250%, 10/25/33	247
125	Series 2003-1, Class PO3, PO, 09/25/33	114
21	Series 2003-1, Class WA2, 6.500%, 06/25/31	22
24	Series 2003-1, Class WPO2, PO, 06/25/31	21
66	Series 2003-UP3, Class A3, 7.000%, 09/25/33	68
81	Series 2003-UST1, Class A1, 5.500%, 12/25/18	82
10	Series 2003-UST1, Class PO1, PO, 12/25/18	9

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
9	Series 2003-UST1, Class PO3, PO, 12/25/18	9
391	Series 2004-UST1, Class A3, VAR, 2.133%, 08/25/34	391
235	Series 2004-UST1, Class A6, VAR, 2.445%, 08/25/34	225
282	Series 2005-1, Class 2A1A, VAR, 2.705%, 04/25/35	214
725	Series 2005-2, Class 2A11, 5.500%, 05/25/35	755
808	Series 2005-5, Class 1A2, VAR, 2.768%, 08/25/35	591
2,025	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,037
	Credit Suisse First Boston Mortgage Securities Corp.,
982	Series 2003-1, Class DB1, VAR, 6.704%, 02/25/33	994
410	Series 2003-21, Class 1A4, 5.250%, 09/25/33	424
1,635	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,674
714	Series 2003-27, Class 5A4, 5.250%, 11/25/33	729
578	Series 2003-29, Class 1A1, 6.500%, 12/25/33	619
395	Series 2003-29, Class 5A1, 7.000%, 12/25/33	417
740	Series 2003-AR15, Class 3A1, VAR, 2.781%, 06/25/33	737
735	Series 2004-4, Class 2A4, 5.500%, 09/25/34	803
416	Series 2004-5, Class 3A1, 5.250%, 08/25/19	427
835	Series 2004-8, Class 1A4, 5.500%, 12/25/34	904
1,987	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	441
1,481	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	266
1,059	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,096
	CSMC,
194	Series 2010-1R, Class 5A1, VAR, 4.928%, 01/27/36 (e)	198
1,653	Series 2011-9R, Class A1, VAR, 2.156%, 03/27/46 (e)	1,658
2,080	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,099
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.765%, 06/25/50 (e)	1,167
2,250	Series 2010-16, Class A4, VAR, 3.765%, 06/25/50 (e)	2,307
13,724	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	13,158
63	Series 2011-1R, Class A1, VAR, 1.156%, 02/27/47 (e)	63
781	Series 2011-6R, Class 3A1, VAR, 2.658%, 07/28/36 (e)	784
1,188	Series 2012-2R, Class 2A1, VAR, 2.428%, 03/27/47 (e)	1,174
2,388	Series 2012-3R, Class 1A1, VAR, 2.353%, 07/27/37 (e)	2,379
449	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.737%, 02/25/20	463
	First Horizon Alternative Mortgage Securities Trust,
1,219	Series 2004-AA4, Class A1, VAR, 2.235%, 10/25/34	1,211
73	Series 2005-AA5, Class 1A2, VAR, 2.286%, 07/25/35	1
628	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	553
8,154	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	1,633
	First Horizon Mortgage Pass-Through Trust,
310	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	308
484	Series 2004-AR7, Class 2A2, VAR, 2.571%, 02/25/35	484
967	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	962
129	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	130
	GMACM Mortgage Loan Trust,
434	Series 2003-AR1, Class A4, VAR, 2.854%, 10/19/33	429
1,628	Series 2003-AR2, Class 2A4, VAR, 2.766%, 12/19/33	1,634
66	Series 2003-J7, Class A10, 5.500%, 11/25/33	69
467	Series 2003-J7, Class A7, 5.000%, 11/25/33	482
74	Series 2003-J8, Class A, 5.250%, 12/25/33	78

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
684	Series 2004-J1, Class A20, 5.500%, 04/25/34	698
1,494	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,557
394	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	407
2,720	Series 2005-AR3, Class 3A4, VAR, 2.806%, 06/19/35	2,688
	GSMPS Mortgage Loan Trust,
513	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	537
247	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	214
487	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	425
2,917	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	2,487
1,326	Series 2005-RP3, Class 1AS, IO, VAR, 4.794%, 09/25/35 (e)	180
2,806	Series 2006-RP2, Class 1AS2, IF, IO, 5.898%, 04/25/36 (e)	356
	GSR Mortgage Loan Trust,
167	Series 2003-13, Class 1A1, VAR, 2.591%, 10/25/33	169
87	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	82
713	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	733
68	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	80
1,293	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,332
1,727	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,796
382	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	378
217	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	209
2,312	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,397
443	Series 2006-1F, Class 1AP, PO, 02/25/36	340
5,565	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,054
1,677	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,671
4,486	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,381
195	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.935%, 04/25/35	169
879	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	896
1,343	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	1,319
	IndyMac INDX Mortgage Loan Trust,
6,222	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
243	Series 2006-AR3, Class 2A1A, VAR, 2.537%, 03/25/36	189
	JP Morgan Mortgage Trust,
401	Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	411
334	Series 2004-A4, Class 1A1, VAR, 2.547%, 09/25/34	343
137	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	142
796	Series 2005-A1, Class 3A4, VAR, 2.570%, 02/25/35	811
1,428	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	1,430
1,156	Series 2006-A2, Class 5A2, VAR, 2.438%, 11/25/33	1,158
2,091	Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	2,096
442	Series 2006-A3, Class 6A1, VAR, 2.538%, 08/25/34	444
518	Series 2007-A1, Class 5A2, VAR, 2.576%, 07/25/35	526
331	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	330
18	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	18
	Lehman Mortgage Trust,
590	Series 2006-2, Class 1A1, VAR, 6.141%, 04/25/36	559
467	Series 2007-6, Class 1A8, 6.000%, 07/25/37	424
913	Series 2008-2, Class 1A6, 6.000%, 03/25/38	825
	LVII Resecuritization Trust,
2,281	Series 2009-2, Class M3, VAR, 5.133%, 09/27/37 (e)	2,303
1,200	Series 2009-3, Class M3, VAR, 5.177%, 11/27/37 (e)	1,207
1,377	Series 2009-3, Class M4, VAR, 5.177%, 11/27/37 (e)	1,402

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	MASTR Adjustable Rate Mortgages Trust,
174	Series 2004-3, Class 4A2, VAR, 2.317%, 04/25/34	163
49	Series 2004-4, Class 2A1, VAR, 1.959%, 05/25/34	43
377	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	379
1,955	Series 2004-13, Class 3A7, VAR, 2.638%, 11/21/34	1,990
265	Series 2004-15, Class 3A1, VAR, 2.808%, 12/25/34	266
	MASTR Alternative Loan Trust,
292	Series 2003-4, Class 2A1, 6.250%, 06/25/33	309
245	Series 2003-8, Class 3A1, 5.500%, 12/25/33	261
365	Series 2003-8, Class 5A1, 5.000%, 11/25/18	380
115	Series 2003-9, Class 8A1, 6.000%, 01/25/34	116
93	Series 2004-1, Class 30PO, PO, 02/25/34	78
475	Series 2004-3, Class 2A1, 6.250%, 04/25/34	503
215	Series 2004-3, Class 30PO, PO, 04/25/34	165
225	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	52
310	Series 2004-5, Class 30PO, PO, 06/25/34	270
138	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	26
133	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	26
1,350	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,375
113	Series 2004-7, Class 30PO, PO, 08/25/ 34	87
449	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	96
230	Series 2004-10, Class 1A1, 4.500%, 09/25/19	234
2,381	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	606
	MASTR Asset Securitization Trust,
117	Series 2003-2, Class 1A1, 5.000%, 03/25/18	118
47	Series 2003-2, Class 2A1, 4.500%, 03/25/18	47
378	Series 2003-3, Class 3A18, 5.500%, 04/25/33	381
42	Series 2003-4, Class 3A2, 5.000%, 05/25/18	42
111	Series 2003-4, Class 5A1, 5.500%, 05/25/33	114
106	Series 2003-8, Class 1A1, 5.500%, 09/25/33	109
98	Series 2003-9, Class 15PO, PO, 10/25/18	93
8	Series 2003-10, Class 15PO, PO, 11/25/18	8
8	Series 2003-11, Class 15PO, PO, 12/25/18	8
199	Series 2003-12, Class 6A1, 5.000%, 12/25/33	207
58	Series 2004-1, Class 30PO, PO, 02/25/34	52
50	Series 2004-3, Class PO, PO, 03/25/34	44
67	Series 2004-4, Class 3A1, 4.500%, 04/25/19	68
49	Series 2004-8, Class 1A1, 4.750%, 08/25/19	50
55	Series 2004-8, Class PO, PO, 08/25/19	51
49	Series 2004-9, Class 5A1, 5.250%, 09/25/19	51
696	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	750
2,602	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,147
926	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	741
	Merrill Lynch Mortgage Investors Trust,
538	Series 2003-A, Class 2A2, VAR, 1.149%, 03/25/28	501
189	Series 2003-A4, Class 2A, VAR, 2.582%, 07/25/33	172
604	Series 2003-A5, Class 2A6, VAR, 2.307%, 08/25/33	611
501	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	492
2,451	Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	2,433
759	Series 2004-1, Class 2A1, VAR, 2.149%, 12/25/34	740
822	Series 2004-A4, Class A2, VAR, 2.461%, 08/25/34	841
898	Series 2004-D, Class A2, VAR, 1.049%, 09/25/29	881

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
619		Series 2004-E, Class A2A, VAR, 1.030%, 11/25/29	597
91		Series 2005-A1, Class 3A, VAR, 2.445%, 12/25/34	91
–	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
15		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	16
943		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	996
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,341.000%, 04/20/21	1
		MortgageIT Trust,
571		Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	556
232		Series 2005-5, Class A1, VAR, 0.415%, 12/25/35	214
527		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	535
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
141		Series 2003-A1, Class A1, 5.500%, 05/25/33	145
47		Series 2003-A1, Class A2, 6.000%, 05/25/33	49
33		Series 2003-A1, Class A5, 7.000%, 04/25/33	34
10		Series 2003-A1, Class A7, 5.000%, 04/25/18	10
1,646		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.510%, 03/26/36 (e)	1,644
		Prime Mortgage Trust,
62		Series 2004-1, Class 2A3, 5.250%, 08/25/34	63
822		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	865
398		Series 2005-4, Class 2PO, PO, 10/25/35	128
561		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.480%, 05/25/35	567
		RALI Trust,
66		Series 2001-QS19, Class A2, 6.000%, 12/25/16	67
23		Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	24
860		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	895
225		Series 2003-QR24, Class A5, 4.000%, 07/25/33	227
56		Series 2003-QS1, Class A6, 4.250%, 01/25/33	56
268		Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	27
117		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	8
3,145		Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,973
688		Series 2003-QS13, Class A5, VAR, 0.805%, 07/25/33	640
4,086		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	99
447		Series 2003-QS14, Class A1, 5.000%, 07/25/18	455
335		Series 2003-QS18, Class A1, 5.000%, 09/25/18	342
525		Series 2003-QS19, Class A1, 5.750%, 10/25/33	552
83		Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	93
36		Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	1
205		Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	21
780		Series 2004-QA4, Class NB3, VAR, 3.762%, 09/25/34	773
287		Series 2004-QA6, Class NB2, VAR, 2.943%, 12/26/34	237
1,537		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,574
241		Series 2005-QA10, Class A31, VAR, 3.531%, 09/25/35	205
1,795		Series 2005-QA6, Class A32, VAR, 3.486%, 05/25/35	1,506
447		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	381
		RBSSP Resecuritization Trust,
890		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	958
281		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	298
527		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	539
764		Series 2009-12, Class 1A1, VAR, 5.890%, 11/25/33 (e)	804
999		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,014

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,597	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	1,519
8,176	Series 2012-6, Class 2A1, VAR, 0.315%, 10/26/36 (e) (i)	7,891
	Residential Asset Securitization Trust,
18	Series 2002-A13, Class A4, 5.250%, 12/25/17	18
178	Series 2003-A13, Class A3, 5.500%, 01/25/34	184
39	Series 2003-A14, Class A1, 4.750%, 02/25/19	40
331	Series 2003-A5, Class A1, 5.500%, 06/25/33	351
656	Series 2004-IP2, Class 1A1, VAR, 2.488%, 12/25/34	666
2,258	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	515
4,760	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	667
755	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	696
514	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	458
	RFMSI Trust,
463	Series 2003-S13, Class A3, 5.500%, 06/25/33	464
68	Series 2003-S14, Class A4, PO, 07/25/18	64
178	Series 2003-S16, Class A3, 5.000%, 09/25/18	180
203	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	212
576	Series 2003-S4, Class A4, 5.750%, 03/25/33	591
211	Series 2004-S6, Class 2A6, PO, 06/25/34	181
627	Series 2005-SA4, Class 1A1, VAR, 2.700%, 09/25/35	524
	RFSC Trust,
4	Series 2002-RM1, Class API, PO, 12/25/17	4
16	Series 2003-RM2, Class AP-3, PO, 05/25/33	14
	Salomon Brothers Mortgage Securities VII, Inc.,
713	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	722
15	Series 2003-UP2, Class PO1, PO, 12/25/18	14
	Sequoia Mortgage Trust,
1,078	Series 2003-1, Class 1A, VAR, 0.915%, 04/20/33	1,074
1,414	Series 2004-8, Class A1, VAR, 0.855%, 09/20/34	1,350
1,426	Series 2004-8, Class A2, VAR, 1.069%, 09/20/34	1,379
3,850	Series 2004-9, Class A1, VAR, 0.495%, 10/20/34	3,674
1,194	Series 2004-10, Class A1A, VAR, 0.465%, 11/20/34	1,143
	Springleaf Mortgage Loan Trust,
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,662
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,159
5,136	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,132
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,081
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,434
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	965
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	451
5,094	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	5,076
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,591
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,803
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,278
2,572	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,568
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,523
5,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.471%, 02/25/15	5,000
926	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.364%, 06/25/34	920
	Structured Asset Mortgage Investments II Trust,
1,563	Series 2004-AR5, Class 1A1, VAR, 0.484%, 10/19/34	1,474
2,752	Series 2005-AR5, Class A3, VAR, 0.404%, 07/19/35	2,610

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,319	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.621%, 12/25/33	2,319
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
107	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	104
287	Series 2003-32, Class 1A1, VAR, 5.459%, 11/25/33	297
636	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	650
287	Series 2003-33H, Class 1APO, PO, 10/25/33	264
662	Series 2003-34A, Class 3A3, VAR, 2.474%, 11/25/33	653
1,620	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,666
235	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	238
	Thornburg Mortgage Securities Trust,
131	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	126
144	Series 2004-1, Class II2A, VAR, 1.634%, 03/25/44	141
509	VML LLC, Series 2014-NPL1, Class A1, VAR, 04/25/54 (e)	509
	WaMu Mortgage Pass-Through Certificates Trust,
26	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	26
1,569	Series 2003-AR11, Class A6, VAR, 2.424%, 10/25/33	1,586
791	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	794
633	Series 2003-AR8, Class A, VAR, 2.390%, 08/25/33	650
2,214	Series 2003-AR9, Class 1A6, VAR, 2.406%, 09/25/33	2,278
542	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	546
726	Series 2003-S1, Class A5, 5.500%, 04/25/33	752
189	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	196
53	Series 2003-S7, Class A1, 4.500%, 08/25/18	54
207	Series 2003-S8, Class A6, 4.500%, 09/25/18	210
1,775	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,824
55	Series 2003-S9, Class P, PO, 10/25/33	43
151	Series 2004-AR3, Class A1, VAR, 2.370%, 06/25/34	153
1,022	Series 2004-AR3, Class A2, VAR, 2.370%, 06/25/34	1,038
639	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	653
186	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	191
320	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	336
2,616	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,741
197	Series 2006-AR10, Class 2P, VAR, 2.271%, 09/25/36	174
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
223	Series 2005-1, Class 1A1, 5.500%, 03/25/35	224
8,234	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	1,169
1,014	Series 2005-4, Class CB7, 5.500%, 06/25/35	940
131	Series 2005-4, Class DP, PO, 06/25/20	126
944	Series 2005-6, Class 2A4, 5.500%, 08/25/35	875
10,589	Series 2005-11, Class A4, IF, IO, 4.795%, 01/25/36	1,216
	Washington Mutual MSC Mortgage Pass-Through Certificates,
509	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	558
45	Series 2004-RA4, Class 1P, PO, 04/25/19	44
1,179	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,162
	Wells Fargo Mortgage-Backed Securities Trust,
246	Series 2003-17, Class APO, PO, 01/25/34	225
1,314	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,326
276	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	277
76	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	77

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
146	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	146
1,016	Series 2004-EE, Class 2A1, VAR, 2.610%, 12/25/34	1,022
127	Series 2004-EE, Class 2A2, VAR, 2.610%, 12/25/34	129
544	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	551
1,359	Series 2004-I, Class 1A1, VAR, 2.597%, 07/25/34	1,369
3,026	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,061
99	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	99
1,954	Series 2004-U, Class A1, VAR, 2.566%, 10/25/34	1,953
767	Series 2004-V, Class 1A1, VAR, 2.605%, 10/25/34	773
197	Series 2005-9, Class 1APO, PO, 10/25/35	175
419	Series 2005-AR16, Class 2A1, VAR, 2.604%, 02/25/34	425
699	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	702
1,171	Series 2007-7, Class A7, 6.000%, 06/25/37	1,185
765	Series 2007-11, Class A14, 6.000%, 08/25/37	754

		378,012

	Total Collateralized Mortgage Obligations (Cost $1,247,194)	1,292,538

Commercial Mortgage-Backed Securities — 4.0%
	A10 Securitization LLC,
596	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	596
2,503	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,514
	ACRE Commercial Mortgage Trust, (Cayman Islands),
373	Series 2014-FL2, Class B, VAR, 2.205%, 08/15/31 (e)	373
373	Series 2014-FL2, Class C, VAR, 2.655%, 08/15/31 (e)	373
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,120
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,068
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,492
800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	811
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,137
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,926
26	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	26
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.400%, 07/15/44	1,134
1,872	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,901
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,065
	COMM Mortgage Trust,
5,948	Series 2012-CR2, Class XA, IO, VAR, 2.072%, 08/15/45	602
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,649
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	2,334
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,248
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,581
64	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.061%, 01/17/32	64
664	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	666
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	742
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,259
857	Series K038, Class A2, 3.389%, 03/25/24	905
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,003

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,005
2,880	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,936
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,100
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,487
20,810	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.780%, 11/10/39 (e)	181
	JP Morgan Chase Commercial Mortgage Securities Trust,
78,442	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	306
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	602
996	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,084
21,976	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.624%, 05/25/39 (e)	532
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,760
	LB-UBS Commercial Mortgage Trust,
55,886	Series 2006-C1, Class XCL, IO, VAR, 0.521%, 02/15/41 (e)	207
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,067
818	Series 2007-C2, Class A3, 5.430%, 02/15/40	883
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,009
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,054
	Morgan Stanley Capital I Trust,
250	Series 2007-T27, Class A4, VAR, 5.828%, 06/11/42	274
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,300
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,553
	Morgan Stanley Re-REMIC Trust,
308	Series 2009-IO, Class B, PO, 07/17/56 (e)	306
5,297	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	5,277
6,313	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	6,332
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,901
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	509
855	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	855
1,335	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.405%, 12/15/31 (e)	1,335
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,103
1,657	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,711
7,652	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.475%, 05/10/45 (e)	921
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,260
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,363
15,063	Series 2012-C2, Class XA, IO, VAR, 1.919%, 05/10/63 (e)	1,217
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	875
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,004
1,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,599
	Wachovia Bank Commercial Mortgage Trust,
167	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	167
117,372	Series 2006-C24, Class XC, IO, VAR, 0.271%, 03/15/45 (e)	186
3,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,023
2,981	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,980
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,369
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,257

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
750	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	722

	Total Commercial Mortgage-Backed Securities (Cost $102,651)	104,201

Mortgage Pass-Through Securities — 36.9%
	Federal Home Loan Mortgage Corp.,
173	ARM, 1.936%, 05/01/37	182
238	ARM, 2.098%, 08/01/36	252
203	ARM, 2.099%, 10/01/36	216
390	ARM, 2.131%, 10/01/36	414
238	ARM, 2.197%, 11/01/36	254
139	ARM, 2.209%, 03/01/35	147
320	ARM, 2.241%, 11/01/36	343
185	ARM, 2.276%, 11/01/36	198
224	ARM, 2.294%, 09/01/36	240
138	ARM, 2.299%, 09/01/37	147
204	ARM, 2.301%, 04/01/34	217
770	ARM, 2.310%, 03/01/37	821
53	ARM, 2.320%, 02/01/37	56
168	ARM, 2.355%, 12/01/33	179
234	ARM, 2.370%, 05/01/36	252
469	ARM, 2.375%, 11/01/36	501
233	ARM, 2.377%, 03/01/36	249
22	ARM, 2.386%, 01/01/30	23
107	ARM, 2.407%, 07/01/37	115
90	ARM, 2.480%, 10/01/37	97
214	ARM, 2.488%, 05/01/38	230
292	ARM, 2.504%, 12/01/35	314
728	ARM, 2.505%, 06/01/36 - 02/01/37	783
277	ARM, 2.659%, 04/01/38	299
899	ARM, 2.660%, 10/01/36	965
138	ARM, 2.663%, 12/01/36	149
134	ARM, 2.689%, 02/01/37	144
100	ARM, 2.826%, 02/01/37	108
465	ARM, 3.033%, 03/01/36	504
231	ARM, 5.046%, 01/01/35	243
28	ARM, 6.335%, 10/01/36	29
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
83	4.500%, 10/01/18	88
96	5.000%, 12/01/18	101
632	5.500%, 06/01/17 - 12/01/22	691
680	6.000%, 06/01/17 - 03/01/22	718
256	6.500%, 02/01/17 - 03/01/22	274
96	7.000%, 03/01/17 - 07/01/17	100
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,642	4.000%, 02/01/32	2,847
1,434	5.500%, 05/01/27 - 03/01/28	1,630
414	6.000%, 12/01/22 - 02/01/24	469
909	6.500%, 05/01/22 - 01/01/28	1,047
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
175	4.000%, 10/01/33	187
5,941	4.500%, 05/01/41	6,481
5,320	5.000%, 08/01/40	5,916
3,327	5.500%, 01/01/33 - 03/01/40	3,747
526	6.000%, 11/01/28 - 12/01/33	601
2,968	6.500%, 05/01/24 - 03/01/38	3,468
895	7.000%, 07/01/29 - 10/01/36	1,027
57	7.500%, 09/01/38	66
26	8.500%, 08/01/30	27
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
977	7.500%, 01/01/32 - 12/01/36	1,179
511	10.000%, 10/01/30	580
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
29,163	3.500%, 10/01/32 - 06/01/43	30,515
14,593	4.000%, 09/01/32 - 10/01/42	15,624
1,736	5.500%, 02/01/18 - 12/01/35	1,892
2,720	6.000%, 02/01/33 - 04/01/36	2,977
3,925	6.500%, 11/01/36 - 10/17/38	4,362
8	7.000%, 03/01/16	8
41	10.500%, 07/20/21	43
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	7.500%, 03/01/17 - 05/01/17	4
2	8.750%, 06/01/17	2
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
508	ARM, 1.570%, 08/01/34	525
235	ARM, 1.784%, 01/01/33	248
345	ARM, 1.788%, 07/01/33	375
217	ARM, 1.814%, 10/01/34	229
587	ARM, 1.834%, 05/01/35	628
6	ARM, 1.875%, 03/01/19	6
2,852	ARM, 1.898%, 01/01/35	3,001
512	ARM, 1.899%, 02/01/35	545
261	ARM, 1.916%, 02/01/35	277
421	ARM, 1.975%, 09/01/36	447
262	ARM, 1.980%, 11/01/37	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
160		ARM, 2.035%, 04/01/34	168
252		ARM, 2.063%, 10/01/34	267
323		ARM, 2.086%, 10/01/34	343
287		ARM, 2.098%, 09/01/34	307
221		ARM, 2.103%, 06/01/34	236
202		ARM, 2.125%, 06/01/35	215
392		ARM, 2.127%, 11/01/33	414
184		ARM, 2.142%, 01/01/36	195
167		ARM, 2.143%, 09/01/35	179
297		ARM, 2.149%, 10/01/34	315
300		ARM, 2.162%, 10/01/36	325
122		ARM, 2.220%, 05/01/35	130
213		ARM, 2.224%, 02/01/34	227
266		ARM, 2.244%, 08/01/36	289
634		ARM, 2.246%, 07/01/37	681
75		ARM, 2.252%, 05/01/35	80
52		ARM, 2.262%, 04/01/34	53
230		ARM, 2.266%, 08/01/34	245
291		ARM, 2.270%, 07/01/36	312
87		ARM, 2.277%, 11/01/33	88
111		ARM, 2.295%, 01/01/34	118
410		ARM, 2.321%, 07/01/33	439
127		ARM, 2.332%, 07/01/37	136
270		ARM, 2.335%, 05/01/34	290
697		ARM, 2.338%, 04/01/35	743
467		ARM, 2.345%, 06/01/36	506
432		ARM, 2.351%, 04/01/35	464
494		ARM, 2.362%, 12/01/37	528
296		ARM, 2.411%, 12/01/36	319
100		ARM, 2.428%, 01/01/38	107
235		ARM, 2.435%, 09/01/33	251
256		ARM, 2.461%, 11/01/36	275
406		ARM, 2.505%, 10/01/34	438
201		ARM, 2.553%, 12/01/36	215
191		ARM, 2.575%, 10/01/36	206
16		ARM, 2.606%, 09/01/27	17
5,269		ARM, 2.875%, 03/01/36	5,605
45		ARM, 3.711%, 03/01/29	48
		Federal National Mortgage Association, 15 Year, Single Family,
174		4.500%, 03/01/19	185
1,081		5.000%, 06/01/18 - 08/01/24	1,157
1,622		5.500%, 11/01/18 - 11/01/23	1,746
1,088		6.000%, 06/01/16 - 08/01/21	1,148
881		6.500%, 08/01/16 - 02/01/24	960
337		7.000%, 03/01/17 - 08/01/21	355
24		7.500%, 03/01/17 - 10/01/17	25
3		8.000%, 06/01/15 - 01/01/16	2
		Federal National Mortgage Association, 20 Year, Single Family,
8,773		3.500%, 12/01/30 - 08/01/32	9,290
377		6.000%, 09/01/29	427
1,094		6.500%, 05/01/22 - 12/01/27	1,245
35		7.500%, 09/01/21	39
		Federal National Mortgage Association, 30 Year, FHA/VA,
50		6.000%, 09/01/33	55
3,213		6.500%, 02/01/29 - 08/01/39	3,738
125		7.000%, 10/01/28 - 02/01/33	143
49		8.000%, 06/01/28	56
11		8.500%, 03/01/30 - 06/01/30	12
168		9.000%, 05/01/18 - 06/01/31	190
7		10.000%, 07/01/19	7
6		10.500%, 11/01/18	6
14		11.000%, 04/01/19	14
		Federal National Mortgage Association, 30 Year, Single Family,
5,197		3.500%, 03/01/43	5,424
2,082		4.000%, 08/01/33 - 04/01/34	2,234
1,064		4.500%, 05/01/29 - 09/01/34	1,161
1,184		5.000%, 06/01/33 - 09/01/35	1,319
3,555		5.500%, 11/01/32 - 05/01/40	4,034
4,015		6.000%, 12/01/28 - 11/01/38	4,599
3,195		6.500%, 11/01/29 - 09/01/38	3,680
3,907		7.000%, 04/01/20 - 01/01/39	4,531
2,580		7.500%, 08/01/36 - 04/01/39	3,115
661		8.000%, 03/01/27 - 10/01/36	796
84		8.500%, 12/01/27 - 02/01/30	96
–	(h)	9.000%, 04/01/26	—	(h)
6		9.500%, 07/01/28	7
5		10.000%, 02/01/24	5
–	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
2,300		VAR, 0.757%, 03/01/22	2,303
5,000		VAR, 0.777%, 12/01/20	5,000
4,000		VAR, 0.927%, 04/01/22	4,028
3,787		VAR, 0.957%, 03/01/22	3,787
200		VAR, 2.250%, 08/01/34	213
2,401		VAR, 6.070%, 11/01/18	2,560
13,000		12/25/24 - 02/01/30	13,142
2,000		1.690%, 12/01/19	1,973

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,950	1.808%, 06/01/20	1,929
2,830	2.066%, 12/01/20	2,808
20,000	2.077%, 06/01/20	20,023
4,196	2.221%, 01/01/23	4,132
1,689	2.314%, 12/01/22	1,674
8,239	2.418%, 12/01/22 - 01/01/23	8,181
12,290	2.449%, 11/01/22 - 12/01/22	12,221
1,934	2.459%, 11/01/22	1,927
6,000	2.480%, 12/01/22 - 02/01/23	5,958
5,795	2.490%, 11/01/22	5,783
3,371	2.500%, 12/01/22	3,365
4,261	2.530%, 10/01/22	4,288
6,049	2.542%, 02/01/23	6,089
2,941	2.552%, 09/01/22 - 11/01/22	2,937
5,500	2.583%, 04/01/23	5,491
2,500	2.590%, 11/01/21	2,528
5,040	2.593%, 10/01/22 - 06/01/23	5,062
13,843	2.604%, 10/01/22 - 05/01/23	13,866
7,366	2.614%, 10/01/22 - 12/01/22	7,397
1,956	2.640%, 04/01/23	1,973
10,320	2.650%, 08/01/22 - 03/01/23	10,389
2,000	2.660%, 12/01/22	2,024
3,000	2.670%, 07/01/22	3,043
10,588	2.686%, 06/01/22 - 10/01/22	10,717
5,850	2.690%, 07/01/22	5,988
5,742	2.759%, 07/01/22	5,834
2,853	2.831%, 05/01/22	2,915
6,673	2.841%, 03/01/22 - 07/01/22	6,854
7,000	2.852%, 06/01/22	7,123
1,300	2.870%, 09/01/27	1,283
10,835	2.883%, 06/01/22 - 07/01/22	11,093
5,250	2.924%, 07/01/22	5,387
8,166	2.955%, 05/01/22 - 08/01/22	8,395
8,831	2.996%, 05/01/22 - 09/01/22	9,128
6,593	3.000%, 01/01/43 - 08/01/43	6,663
3,832	3.038%, 05/01/22	3,972
4,995	3.079%, 03/01/22 - 06/01/22	5,184
2,428	3.089%, 02/01/22	2,524
5,000	3.100%, 05/01/22	5,214
10,812	3.120%, 01/01/22 - 11/01/26	11,270
12,494	3.131%, 12/01/21 - 01/01/22	13,020
2,397	3.182%, 05/01/22	2,506
7,663	3.193%, 01/01/22	8,014
3,647	3.224%, 05/01/22	3,821
2,563	3.230%, 11/01/20	2,717
1,904	3.234%, 01/01/22	1,999
2,197	3.235%, 10/01/26	2,275
9,361	3.244%, 02/01/22	9,815
1,965	3.290%, 10/01/20	2,089
3,797	3.306%, 02/01/22	3,999
5,018	3.348%, 01/01/22	5,301
1,954	3.379%, 11/01/20	2,079
1,500	3.380%, 12/01/23	1,588
941	3.383%, 10/01/20	1,007
2,899	3.389%, 10/01/20	3,081
4,007	3.461%, 11/01/20	4,269
3,692	3.472%, 10/01/20	3,935
3,600	3.482%, 11/01/20	3,838
6,500	3.490%, 09/01/23	6,933
24,588	3.500%, 02/01/33 - 06/01/43	25,689
4,651	3.523%, 12/01/20	5,006
8,104	3.544%, 09/01/20 - 11/01/21	8,658
1,600	3.570%, 11/01/34	1,662
3,749	3.590%, 12/01/20 - 08/01/23	4,058
2,500	3.596%, 12/01/20	2,679
2,824	3.600%, 09/01/20	3,043
2,500	3.610%, 11/01/34	2,574
6,520	3.621%, 09/01/20	7,011
2,006	3.630%, 10/01/29	2,114
5,309	3.658%, 10/01/20	5,695
1,200	3.709%, 10/01/21	1,295
19,107	3.740%, 07/01/20 - 09/01/20	20,640
6,100	3.792%, 07/01/23	6,581
2,904	3.802%, 09/01/20	3,140
1,000	3.864%, 07/01/23	1,082
26,850	3.895%, 01/01/21 - 09/01/21	29,190
1,548	3.930%, 07/01/20	1,693
4,000	3.940%, 07/01/21	4,375
6,200	3.957%, 12/01/21	6,714
2,907	3.960%, 08/01/20	3,184
1,867	3.968%, 09/01/20	2,029
2,000	3.980%, 11/01/16	2,010
2,376	3.988%, 07/01/21	2,589
3,000	3.999%, 01/01/21	3,278
26,402	4.000%, 11/01/33 - 07/01/42	28,334
5,000	4.019%, 09/01/21	5,481
1,978	4.061%, 01/01/21	2,167
20,158	4.081%, 07/01/20 - 07/01/21	22,140
5,740	4.102%, 06/01/21 - 07/01/21	6,306
2,272	4.123%, 07/01/21	2,501

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,340	4.130%, 07/01/20	2,579
3,000	4.154%, 06/01/21	3,294
1,600	4.174%, 10/01/20	1,760
3,338	4.185%, 08/01/21	3,690
8,000	4.195%, 07/01/21	8,836
7,731	4.201%, 07/01/20	8,493
2,265	4.205%, 10/01/21	2,508
10,924	4.216%, 11/01/26	12,029
1,883	4.257%, 04/01/20	2,069
23,105	4.282%, 01/01/20	25,235
4,519	4.288%, 08/01/21	4,982
4,000	4.290%, 06/01/20	4,436
894	4.297%, 01/01/21	996
8,418	4.298%, 03/01/21 - 07/01/21	9,344
1,466	4.330%, 02/01/21	1,639
3,873	4.350%, 04/01/20	4,302
3,303	4.369%, 04/01/20	3,680
3,952	4.380%, 01/01/21 - 04/01/21	4,415
4,418	4.381%, 06/01/21	4,921
2,000	4.391%, 04/01/21	2,235
6,624	4.400%, 02/01/20	7,360
1,469	4.443%, 04/01/21	1,639
7,619	4.453%, 06/01/21	8,515
2,394	4.464%, 06/01/21	2,678
1,205	4.474%, 07/01/21	1,349
9,000	4.484%, 06/01/21	10,040
1,984	4.495%, 02/01/21	2,217
146	4.500%, 08/01/33	158
5,800	4.546%, 02/01/20	6,453
3,465	4.552%, 08/01/26	3,844
5,907	4.629%, 02/01/21 - 06/01/21	6,658
2,869	4.762%, 08/01/26	3,296
4,784	4.794%, 01/01/21	5,403
1,760	5.000%, 04/01/22 - 01/01/36	1,968
3,901	5.135%, 02/01/31	4,522
1,657	5.500%, 03/01/17 - 04/01/38	1,811
2,094	6.000%, 02/01/36 - 11/01/39	2,301
370	6.500%, 10/01/35 - 06/01/36	424
1,951	7.000%, 12/01/36 - 10/01/46	2,175
7	10.366%, 06/15/21	7
2	11.000%, 08/20/20	3
32	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	33
	Government National Mortgage Association II, 30 Year, Single Family,
644	5.500%, 09/20/39	716
3,375	6.000%, 08/20/39	3,873
1,936	6.500%, 10/20/33 - 01/20/39	2,240
17	7.500%, 02/20/28 - 09/20/28	20
24	8.000%, 06/20/26 - 10/20/27	29
15	8.500%, 03/20/25 - 05/20/25	17
	Government National Mortgage Association II, Other,
3,112	4.433%, 05/20/63	3,422
2,044	4.462%, 05/20/63	2,249
3,087	4.479%, 04/20/63	3,360
206	6.000%, 11/20/38	222
483	Government National Mortgage Association II, Other, 30 Year, Single Family, 6.500%, 09/20/34	536
	Government National Mortgage Association, 15 Year, Single Family,
126	6.000%, 06/15/18	133
15	7.000%, 10/15/16	15
26	7.500%, 11/15/17	27
10	8.000%, 01/15/16	10
	Government National Mortgage Association, 30 Year, Single Family,
78	6.375%, 08/15/26	89
2,046	6.500%, 10/15/27 - 04/15/33	2,381
1,747	7.000%, 09/15/31 - 03/15/37	2,044
60	7.500%, 11/15/22 - 01/15/33	64
4	8.000%, 09/15/22 - 04/15/28	4
6	9.000%, 01/15/31	6
411	9.500%, 10/15/24	462
2	11.000%, 01/15/21	2
	Government National Mortgage Association, Other, 20 Year, Single Family,
393	6.500%, 08/15/22 - 11/15/23	448
44	7.000%, 08/15/23	48

	Total Mortgage Pass-Through Securities (Cost $926,080)	957,032

U.S. Treasury Obligations — 0.5%
	U.S. Treasury Coupon STRIPS,
6,000	2.280%, 05/15/21(n)	5,288
500	2.514%, 05/15/23(n)	414
1,000	2.517%, 11/15/22(n)	843
2,500	2.539%, 02/15/23(n)	2,089
500	3.127%, 08/15/30(n)	324

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
800	3.151%, 02/15/30 (n)	526
800	3.165%, 08/15/31 (n)	501
650	5.512%, 11/15/30 (n)	417
500	5.627%, 02/15/29 (n)	339
200	5.782%, 08/15/28 (n)	138
700	U.S. Treasury Note, 1.750%, 10/31/20	700

	Total U.S. Treasury Obligations (Cost $11,091)	11,579

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
1,607	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	1,599
509	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	507
1,143	Progress Residential LP, Revolving Loan, VAR, 3.732%, 09/04/15 (i)	1,137
2,975	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	2,960

	Total Loan Assignments (Cost $6,234)	6,203

SHARES
Short-Term Investment — 5.6%
	Investment Company — 5.6%
146,232	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $146,232)	146,232

	Total Investments — 100.3% (Cost $2,520,761)	2,599,532
	Liabilities in Excess of Other Assets — (0.3)%	(7,745)

	NET ASSETS — 100.0%	$2,591,787

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,872
Aggregate gross unrealized depreciation	(16,101)

Net unrealized appreciation/depreciation	$78,771

Federal income tax cost of investments	$2,520,761

A. Valuation of Investments—The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$6,318	$75,429	$81,747
Collateralized Mortgage Obligations
Agency CMO	—	914,526	—	914,526
Non-Agency CMO	—	297,632	80,380	378,012

Total Collateralized Mortgage Obligations	—	1,212,158	80,380	1,292,538

Commercial Mortgage-Backed Securities	—	74,281	29,920	104,201
Mortgage Pass-Through Securities	—	957,032	—	957,032
U.S. Treasury Obligations	—	11,579	—	11,579
Loan Assignments
Financials	—	—	6,203	6,203
Short-Term Investment
Investment Company	146,232	—	—	146,232

Total Investments in Securities	$146,232	$2,261,368	$191,932	$2,599,532

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities	$88,417	$95	$(689)	$(1,180)	$21,201	$(32,683)	$268	$—	$75,429
Collateralized Mortgage Obligations — Agency CMO	7,120	(1)	1	—	—	—	—	(7,120)	—
Collateralized Mortgage Obligations — Non-Agency CMO	92,226	18	(965)	(95)	319	(11,439)	3,075	(2,759)	80,380
Commercial Mortgage-Backed Securities	34,311	—	862	(1,361)	3,841	(7,733)	—	—	29,920
Loan Assignments — Financials	12,857	—	18	—	5,657	(12,329)	—	—	6,203

Total	$234,931	$112	$(773)	$(2,636)	$31,018	$(64,184)	$3,343	$(9,879)	$191,932

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $(646,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$46,849	Discounted Cash Flow	Constant Prepayment Rate	0.00%-17.15% (2.18%)
			Constant Default Rate	0.00%-30.00% (10.78%)
			Yield (Discount Rate of Cash Flows)	(0.26)%-6.51% (3.56%)

Asset-Backed Securities	46,849

	59,266	Discounted Cash Flow	Constant Prepayment Rate	0.00%-34.55% (5.37%)
			Constant Default Rate	0.00%-50.00% (5.00%)
			PSA Prepayment Model	251.00%-1,085.00% (718.11%)
			Yield (Discount Rate of Cash Flows)	0.02%-20.03% (5.15%)

Collateralized Mortgage Obligations	59,266

	9,748	Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (48.21%)
			Yield (Discount Rate of Cash Flows)	1.08%-7.05% (3.10%)

Commercial Mortgage-Backed Securities	9,748

Total	$115,863

# The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At November 30, 2014, the value of these securities was approximately $76,069,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.7% (t)
	Alabama — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,021

	Alaska — 1.2%
	Housing — 0.5%
155	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36 (m)	157
1,585	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,585

		1,742

	Other Revenue — 0.7%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,312

	Total Alaska	4,054

	Arizona — 1.8%
	Housing — 0.1%
97	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.650%, 07/01/39	98

	Water & Sewer — 1.7%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,283
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,668

		5,951

	Total Arizona	6,049

	Arkansas — 0.1%
	Housing — 0.1%
235	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	247

	Special Tax — 0.0% (g)
5	City of Fayetteville, Sales & Use Tax Capital Improvement, Rev., AGM, 4.250%, 11/01/25	5

	Total Arkansas	252

	California — 2.0%
	General Obligation — 0.3%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,138

	Housing — 0.5%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,481
355	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	366

		1,847

	Other Revenue — 0.5%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,019
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23 (w)	703

		1,722

	Utility — 0.7%
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,353

	Total California	7,060

	Colorado — 1.7%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	726

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,204

	Hospital — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,616

	Housing — 0.3%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
45	Rev., GNMA COLL, 6.000%, 05/01/27 (m)	45

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
110	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34 (m)	113
25	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31 (m)	25
449	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 12/01/39	474
320	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 5.350%, 06/01/39	327
205	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	209

		1,193

	Total Colorado	5,739

	Connecticut — 1.3%
	Education — 1.3%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
800	Series A, Rev., 4.000%, 11/15/19	862
1,560	Series A, Rev., 5.250%, 11/15/23	1,819
1,500	Series A, Rev., 5.250%, 11/15/24	1,749

	Total Connecticut	4,430

	Delaware — 0.3%
	Housing — 0.3%
	Delaware State Housing Authority, Senior Single Family Mortgage,
560	Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	594
195	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 07/01/39	211
335	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	339

	Total Delaware	1,144

	District of Columbia — 2.2%
	Other Revenue — 0.9%
	District of Columbia, Income Tax,
855	Series A, Rev., 5.000%, 12/01/18	991
1,720	Series B, Rev., 5.250%, 12/01/29	2,007

		2,998

	Transportation — 1.3%
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,623

	Total District of Columbia	7,621

	Florida — 9.9%
	Certificate of Participation/Lease — 1.4%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21 (m)	4,781

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21 (w)	1,258

	Housing — 2.3%
510	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	506
995	Escambia County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.800%, 10/01/38	1,003
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,180	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,260
1,290	Series B, Rev., GNMA, 4.500%, 01/01/29	1,375
1,035	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,116
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
250	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	258
550	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	550
215	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36 (m)	218
775	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	800
	Pinellas County Housing Finance Authority, Multi-County Program,
630	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	656

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
70	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36 (m)	71

		7,813

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	941
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	513
1,000	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	1,188

		2,642

	Other Revenue — 0.5%
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,703

	Utility — 1.7%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,003

	Water & Sewer — 2.8%
2,000	Palm Beach County Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	2,362
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,168
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,261

		9,791

	Total Florida	33,991

	Georgia — 4.7%
	Certificate of Participation/Lease — 1.8%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	6,029

	General Obligation — 1.7%
5,000	Fulton County School District, GO, 5.500%, 01/01/21 (m)	5,965

	Housing — 0.2%
755	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.500%, 03/01/41	772

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	505
3,000	Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,055

		3,560

	Total Georgia	16,326

	Hawaii — 1.5%
	General Obligation — 1.5%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,716
2,900	Series D, GO, 5.250%, 09/01/27	3,385

	Total Hawaii	5,101

	Illinois — 3.3%
	General Obligation — 1.6%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,183
3,000	Chicago Board of Education, Unlimited Tax, Series C, GO, 5.250%, 12/01/24	3,144

		5,327

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
324	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.500%, 12/01/39	337
399	Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.450%, 12/01/39	408
	City of Chicago, Single Family Mortgage,
110	Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.750%, 12/01/42	116
615	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	652
605	Series K, Rev., FHLMC COLL, 5.350%, 06/01/43	613

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27 (m)	25

		2,151

	Other Revenue — 1.1%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	574
1,025	Series A, Rev., 5.000%, 05/15/20	1,182
1,700	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/20	1,993

		3,749

	Total Illinois	11,227

	Indiana — 1.7%
	Hospital — 0.6%
	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,133
1,000	Rev., 5.250%, 11/15/25	1,018

		2,151

	Housing — 0.4%
	Indiana Housing & Community Development Authority, Home First Program,
790	Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	842
315	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	339

		1,181

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,425

	Water & Sewer — 0.3%
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19 (m)	1,102

	Total Indiana	5,859

	Iowa — 0.1%
	Housing — 0.1%
410	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	433

	Kansas — 0.1%
	Housing — 0.0% (g)
185	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-3, Rev., AMT, GNMA/FNMA/COLL, 5.500%, 06/01/28 (m)	188

	Prerefunded — 0.1%
320	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15 (m) (p)	344

	Total Kansas	532

	Louisiana — 1.7%
	Hospital — 0.1%
225	St. Tammany Public Trust Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18 (m)	225

	Housing — 0.6%
990	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/38	1,022
283	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	287
500	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	508
335	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	363

		2,180

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.0%
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,409

	Total Louisiana	5,814

	Maine — 0.1%
	Housing — 0.1%
390	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	425

	Maryland — 0.1%
	Housing — 0.1%
335	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	340
140	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15 (m)	142

	Total Maryland	482

	Massachusetts — 7.4%
	Education — 0.9%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33 (m)	1,099
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,087
1,060	Rev., 5.000%, 10/15/17	1,156

		3,342

	General Obligation — 0.9%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,051

	Housing — 0.1%
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	301

	Water & Sewer — 5.5%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,301
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	10,108
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,556

		18,965

	Total Massachusetts	25,659

	Michigan — 1.5%
	General Obligation — 0.3%
1,000	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,115

	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,054

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,923

	Total Michigan	5,092

	Minnesota — 3.8%
	General Obligation — 0.8%
2,245	State of Minnesota, Unrefunded Balance, Series A, GO, 5.000%, 10/01/21	2,734

	Housing — 3.0%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
845	Series A, Rev., GNMA/FHLMC COLL, 5.125%, 12/01/40	851
680	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	724
73	Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.150%, 12/01/38	75
930	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19 (m)	932
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
590	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	604
930	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	992
700	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	740

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
495	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	528
1,095	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,160
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,187
1,070	Rev., 5.250%, 08/01/25	1,244
825	Rev., 5.250%, 08/01/26	951
250	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., VAR, AMT, 5.500%, 01/01/38	257

		10,245

	Prerefunded — 0.0% (g)
35	State of Minnesota, Prerefunded Balance, Series A, GO, 5.000%, 10/01/21 (p)	42

	Total Minnesota	13,021

	Mississippi — 1.0%
	Housing — 1.0%
1,135	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,203
2,025	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	2,125

	Total Mississippi	3,328

	Missouri — 1.5%
	Housing — 0.5%
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
185	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.050%, 03/01/38	193
480	Series D, Rev., AMT, GNMA, 6.000%, 03/01/36 (m)	504
520	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	533
560	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	599

		1,829

	Prerefunded — 0.3%
935	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 12/19/14 (p)	957

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,300

	Total Missouri	5,086

	Montana — 0.0% (g)
	Prerefunded — 0.0% (g)
20	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/14 (p)	20

	Nevada — 0.5%
	Housing — 0.1%
175	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FHLMC COLL, 5.200%, 11/01/40	175

	Other Revenue — 0.4%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,473

	Total Nevada	1,648

	New Hampshire — 1.9%
	Education — 1.7%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,455
900	Rev., NATL-RE, 5.500%, 06/01/27	1,165

		5,620

	Housing — 0.2%
715	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	775

	Total New Hampshire	6,395

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 2.3%
	Education — 0.2%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	282
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	570

		852

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,556

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	521

	Other Revenue — 0.8%
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,767

	Transportation — 0.7%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,360

	Total New Jersey	8,056

	New Mexico — 0.7%
	Housing — 0.7%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,095	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,099
275	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	285
860	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37 (m)	899

	Total New Mexico	2,283

	New York — 7.2%
	Housing — 0.3%
985	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	1,048

	Other Revenue — 1.9%
	New York City Transitional Finance Authority, Future Tax,
1,445	Series A, Rev., 5.000%, 11/01/22	1,739
1,080	Series B, Rev., 5.000%, 02/01/25	1,258
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22 (w)	466
1,660	Rev., 5.000%, 05/15/23 (w)	1,947
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,175

		6,585

	Special Tax — 1.0%
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,119
2,000	New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.250%, 02/15/24	2,318

		3,437

	Transportation — 2.1%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
3,000	Series A, Rev., 5.000%, 11/15/29	3,563
3,145	Series B, Rev., 5.250%, 11/15/24	3,702

		7,265

	Water & Sewer — 1.9%
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,902
3,000	Series B, Rev., 5.000%, 06/15/28	3,490

		6,392

	Total New York	24,727

	North Carolina — 3.5%
	Education — 1.3%
2,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	2,689
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,570

		4,259

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.3%
115	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15 (m)	116
210	North Carolina Housing Finance Agency, Home Ownership, Series 26-A, Rev., AMT, 5.500%, 01/01/38	212
785	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	813

		1,141

	Other Revenue — 0.8%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,213
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,434

		2,647

	Water & Sewer — 1.1%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,897

	Total North Carolina	11,944

	North Dakota — 1.6%
	Housing — 1.0%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
1,130	Series B, Rev., 5.000%, 07/01/28	1,206
1,260	Series D, Rev., 4.500%, 01/01/29	1,331
955	Series F, Rev., AMT, 4.500%, 01/01/35	1,024

		3,561

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,143

	Total North Dakota	5,704

	Ohio — 2.0%
	General Obligation — 0.6%
1,500	Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,894

	Housing — 0.5%
50	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	54
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
45	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14 (m)	45
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19 (m)	593
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26 (m)	1,041

		1,733

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
725	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19 (m)	726
110	Cleveland-Cuyahoga County Port Authority, Council for Economic Opportunities Project, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16 (m)	110

		836

	Prerefunded — 0.3%
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 12/01/17 (p)	1,129

	Utility — 0.4%
1,300	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,467

	Total Ohio	7,059

	Oklahoma — 0.7%
	Housing — 0.7%
83	IDK Partners III Trust, Mortgage Pass-Through Certificates, Series A, Rev., 5.100%, 08/01/23 (i)	83
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
1,065	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.400%, 10/01/38	1,071
245	Series A-2, Rev., GNMA, 5.700%, 04/01/36 (m)	248
990	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,042

	Total Oklahoma	2,444

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.7%
	Housing — 1.7%
1,130	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23 (m)	1,131
2,435	Oregon State Facilities Authority, Multi-Family Housing, Cascadian Terrace Apartments, Series A, Rev., VAR, LOC: Bank of the West, 5.100%, 11/01/17 (m)	2,441
2,005	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	2,161

	Total Oregon	5,733

	Pennsylvania — 3.8%
	Education — 1.8%
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,410
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,653

		6,063

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,261
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,004

		2,265

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,268

	Transportation — 0.7%
	Allegheny County Airport Authority, Pittsburgh International Airport,
1,500	Series A-1, Rev., 5.000%, 01/01/22	1,736
600	Series A-1, Rev., 5.000%, 01/01/26	670

		2,406

	Total Pennsylvania	13,002

	Rhode Island — 0.9%
	Housing — 0.9%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,969

	South Carolina — 0.8%
	General Obligation — 0.6%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	2,141

	Other Revenue — 0.2%
695	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	749

	Total South Carolina	2,890

	South Dakota — 0.2%
	Housing — 0.2%
690	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	701

	Tennessee — 2.9%
	Housing — 1.2%
	Tennessee Housing Development Agency, Home Ownership Program,
1,115	Series 1C, Rev., AMT, 3.750%, 01/01/25	1,129
365	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	379
	Tennessee Housing Development Agency, Housing Finance Program,
1,285	Series A-1, Rev., 5.000%, 01/01/27	1,369
830	Series A-2, Rev., 4.200%, 07/01/25	880
465	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	508

		4,265

	Transportation — 0.3%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,153

	Utility — 0.7%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,304

	Water & Sewer — 0.7%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,419

	Total Tennessee	10,141

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 8.3%
	General Obligation — 3.5%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,487
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,486
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,475
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,726

		12,174

	Housing — 1.6%
1,055	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., GNMA/FNMA/COLL, 5.500%, 07/01/38	1,083
1,220	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,314
105	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 03/01/28	107
711	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.300%, 10/01/39	733
1,908	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/39 (m)	1,947
295	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 12/01/39	316

		5,500

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	978
4,000	Rev., 5.000%, 02/01/23	4,442

		5,420

	Other Revenue — 0.6%
2,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	2,193

	Water & Sewer — 1.0%
3,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	3,332

	Total Texas	28,619

	Utah — 1.5%
	Education — 1.2%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,991

	Other Revenue — 0.3%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,215

	Total Utah	5,206

	Vermont — 0.2%
	Housing — 0.2%
655	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	691

	Virginia — 1.4%
	Education — 0.7%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,479

	Other Revenue — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,343

	Total Virginia	4,822

	Washington — 1.3%
	General Obligation — 0.7%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,421

	Other Revenue — 0.4%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,477

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	576

	Total Washington	4,474

	West Virginia — 0.9%
	Other Revenue — 0.9%
2,690	West Virginia Economic Development Authority, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,061

	Wisconsin — 2.1%
	Hospital — 1.4%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., VAR, 4.280%, 05/01/29 (i)	5,054

	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,372

	Total Wisconsin	7,426

	Total Municipal Bonds (Cost $311,341)	329,761

SHARES
Investment Company — 1.6%
389	Nuveen Premium Income Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 03/01/40 (m) (Cost $5,430)	5,330

Short-Term Investment — 1.2%
	Investment Company — 1.2%
4,100	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $4,100)	4,100

	Total Investments — 98.5% (Cost $320,871)	339,191
	Other Assets in Excess of Liabilities — 1.5%	5,234

	NET ASSETS — 100.0%	$344,425

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,896
Aggregate gross unrealized depreciation	(576)

Net unrealized appreciation/depreciation	$18,320

Federal income tax cost of investments	$320,871

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	$—	$1,021	$—	$1,021
Alaska
Housing	—	1,742	—	1,742
Other Revenue	—	2,312	—	2,312

Total Alaska	—	4,054	—	4,054

Arizona
Housing	—	98	—	98
Water & Sewer	—	5,951	—	5,951

Total Arizona	—	6,049	—	6,049

Arkansas
Housing	—	247	—	247
Special Tax	—	5	—	5

Total Arkansas	—	252	—	252

California
General Obligation	—	1,138	—	1,138
Housing	—	1,847	—	1,847
Other Revenue	—	1,722	—	1,722
Utility	—	2,353	—	2,353

Total California	—	7,060	—	7,060

Colorado
Certificate of Participation/Lease	—	726	—	726
General Obligation	—	1,204	—	1,204
Hospital	—	2,616	—	2,616
Housing	—	1,193	—	1,193

Total Colorado	—	5,739	—	5,739

Connecticut
Education	—	4,430	—	4,430
Delaware
Housing	—	1,144	—	1,144
District of Columbia
Other Revenue	—	2,998	—	2,998
Transportation	—	4,623	—	4,623

Total District of Columbia	—	7,621	—	7,621

Florida
Certificate of Participation/Lease	—	4,781	—	4,781
Hospital	—	1,258	—	1,258
Housing	—	7,813	—	7,813
Industrial Development Revenue/Pollution Control Revenue	—	2,642	—	2,642
Other Revenue	—	1,703	—	1,703
Utility	—	6,003	—	6,003
Water & Sewer	—	9,791	—	9,791

Total Florida	—	33,991	—	33,991

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Certificate of Participation/Lease	$—	$6,029	$—	$6,029
General Obligation	—	5,965	—	5,965
Housing	—	772	—	772
Industrial Development Revenue/Pollution Control Revenue	—	3,560	—	3,560

Total Georgia	—	16,326	—	16,326

Hawaii
General Obligation	—	5,101	—	5,101
Illinois
General Obligation	—	5,327	—	5,327
Housing	—	2,151	—	2,151
Other Revenue	—	3,749	—	3,749

Total Illinois	—	11,227	—	11,227

Indiana
Hospital	—	2,151	—	2,151
Housing	—	1,181	—	1,181
Industrial Development Revenue/Pollution Control	—	1,425	—	1,425
Water & Sewer	—	1,102	—	1,102

Total Indiana	—	5,859	—	5,859

Iowa
Housing	—	433	—	433
Kansas
Housing	—	188	—	188
Prerefunded	—	344	—	344

Total Kansas	—	532	—	532

Louisiana
Hospital	—	225	—	225
Housing	—	2,180	—	2,180
Other Revenue	—	3,409	—	3,409

Total Louisiana	—	5,814	—	5,814

Maine
Housing	—	425	—	425
Maryland
Housing	—	482	—	482
Massachusetts
Education	—	3,342	—	3,342
General Obligation	—	3,051	—	3,051
Housing	—	301	—	301
Water & Sewer	—	18,965	—	18,965

Total Massachusetts	—	25,659	—	25,659

Michigan
General Obligation	—	1,115	—	1,115
Housing	—	2,054	—	2,054
Industrial Development Revenue/Pollution Control	—	1,923	—	1,923

Total Michigan	—	5,092	—	5,092

Minnesota
General Obligation	—	2,734	—	2,734
Housing	—	10,245	—	10,245
Prerefunded	—	42	—	42

Total Minnesota	—	13,021	—	13,021

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Housing	$—	$3,328	$—	$3,328
Missouri
Housing	—	1,829	—	1,829
Prerefunded	—	957	—	957
Transportation	—	2,300	—	2,300

Total Missouri	—	5,086	—	5,086

Montana
Prerefunded	—	20	—	20
Nevada
Housing	—	175	—	175
Other Revenue	—	1,473	—	1,473

Total Nevada	—	1,648	—	1,648

New Hampshire
Education	—	5,620	—	5,620
Housing	—	775	—	775

Total New Hampshire	—	6,395	—	6,395

New Jersey
Education	—	852	—	852
General Obligation	—	1,556	—	1,556
Industrial Development Revenue/Pollution Control Revenue	—	521	—	521
Other Revenue	—	2,767	—	2,767
Transportation	—	2,360	—	2,360

Total New Jersey	—	8,056	—	8,056

New Mexico
Housing	—	2,283	—	2,283
New York
Housing	—	1,048	—	1,048
Other Revenue	—	6,585	—	6,585
Special Tax	—	3,437	—	3,437
Transportation	—	7,265	—	7,265
Water & Sewer	—	6,392	—	6,392

Total New York	—	24,727	—	24,727

North Carolina
Education	—	4,259	—	4,259
Housing	—	1,141	—	1,141
Other Revenue	—	2,647	—	2,647
Water & Sewer	—	3,897	—	3,897

Total North Carolina	—	11,944	—	11,944

North Dakota
Housing	—	3,561	—	3,561
Industrial Development Revenue/Pollution Control Revenue	—	2,143	—	2,143

Total North Dakota	—	5,704	—	5,704

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
General Obligation	$—	$1,894	$—	$1,894
Housing	—	1,733	—	1,733
Industrial Development Revenue/Pollution Control Revenue	—	836	—	836
Prerefunded	—	1,129	—	1,129
Utility	—	1,467	—	1,467

Total Ohio	—	7,059	—	7,059

Oklahoma
Housing	—	2,361	83	2,444
Oregon
Housing	—	5,733	—	5,733
Pennsylvania
Education	—	6,063	—	6,063
Industrial Development Revenue/Pollution Control Revenue	—	2,265	—	2,265
Other Revenue	—	2,268	—	2,268
Transportation	—	2,406	—	2,406

Total Pennsylvania	—	13,002	—	13,002

Rhode Island
Housing	—	2,969	—	2,969
South Carolina
General Obligation	—	2,141	—	2,141
Other Revenue	—	749	—	749

Total South Carolina	—	2,890	—	2,890

South Dakota
Housing	—	701	—	701
Tennessee
Housing	—	4,265	—	4,265
Transportation	—	1,153	—	1,153
Utility	—	2,304	—	2,304
Water & Sewer	—	2,419	—	2,419

Total Tennessee	—	10,141	—	10,141

Texas
General Obligation	—	12,174	—	12,174
Housing	—	5,500	—	5,500
Industrial Development Revenue/Pollution Control Revenue	—	5,420	—	5,420
Other Revenue	—	2,193	—	2,193
Water & Sewer	—	3,332	—	3,332

Total Texas	—	28,619	—	28,619

Utah
Education	—	3,991	—	3,991
Other Revenue	—	1,215	—	1,215

Total Utah	—	5,206	—	5,206

Vermont
Housing	—	691	—	691
Virginia
Education	—	2,479	—	2,479
Other Revenue	—	2,343	—	2,343

Total Virginia	—	4,822	—	4,822

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Washington
General Obligation	$—	$2,421	$—		$2,421
Other Revenue	—	1,477	—		1,477
Utility	—	576	—		576

Total Washington	—	4,474	—		4,474

West Virginia
Other Revenue	—	3,061	—		3,061
Wisconsin
Hospital	—	—	5,054		5,054
Other Revenue	—	2,372	—		2,372

Total Wisconsin	—	2,372	5,054		7,426

Total Municipal Bonds	—	324,624	5,137		329,761

Investment Company	5,330	—	—		5,330
Short-Term Investments
Investment Company	4,100	—	—		4,100

Total Investments in Securities	$9,430	$324,624	$5,137	*	$339,191

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Oklahoma — Housing	$94	$—	$—	$—	$—	$(11)	$—	$—	$83
Wisconsin — Hospital	5,141	—	(87)	—	—	—	—	—	5,054

	$5,235	$—	$(87)	$—	$—	$(11)	$—	$—	$5,137

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(87,000).

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 7.5% (n)
	Alabama — 0.7%
20,000	Huntsville Health Care Authority, 0.100%, 02/17/15 (m)	20,000
	California — 1.3%
15,000	California Educational Facilities Authority, 0.070%, 12/16/14 (m)	15,000
20,000	California Statewide Communities Development Authority, Series 2008-C, 0.150%, 02/02/15 (m)	20,000

		35,000

	Florida — 0.8%
22,000	City of Gainesville, Utilities System, Series C, 0.170%, 02/02/15 (m)	22,000
	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, Rev. VRDO, AMT, 0.140%, 12/01/14 (m)	34,000
	Michigan — 0.1%
3,500	Michigan State Building Authority, Series 6, 0.070%, 12/11/14 (m)	3,500
	Nebraska — 1.3%
	Lincoln Nebraska Electric,
15,500	0.090%, 12/01/14 (m)	15,500
20,000	0.090%, 02/19/15 (m)	20,000

		35,500

	Tennessee — 0.5%
12,500	Metropolitan Government of Nashville & Davidson, Series 2014, 0.110%, 01/05/15 (m)	12,500
	Wisconsin — 1.6%
	City of Milwaukee,
15,000	0.070%, 12/03/14 (m)	15,000
17,500	0.080%, 12/22/14 (m)	17,500
11,000	0.090%, 12/29/14 (m)	11,000

		43,500

	Total Commercial Paper (Cost $206,000)	206,000

Daily Demand Notes — 12.9%
	Florida — 0.9%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 12/01/14 (e)	24,275

	Iowa — 0.5%
13,540	City of Iowa, Rev. VRDO, 0.090%, 12/01/14	13,540

	Kentucky — 0.6%
17,000	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.050%, 12/01/14	17,000

	Michigan — 2.5%
11,000	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.100%, 12/01/14	11,000
57,555	Michigan State Housing Development Authority, Rental Housing, Series C, Rev. VRDO, AMT, LIQ: Bank of America N.A., 0.090%, 12/01/14	57,555

		68,555

	Mississippi — 1.9%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
21,900	Rev., VRDO, 0.040%, 12/01/14	21,900
10,140	Series C, Rev., VRDO, 0.040%, 12/01/14	10,140
20,740	Series G, Rev., VRDO, 0.040%, 12/01/14	20,740

		52,780

	New York — 4.5%
1,000	Long Island Power Authority, Electric System, Rev., VRDO, LOC: Bayerische Landesbank, 0.080%, 12/01/14 (m)	1,000
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Class A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/01/14	16,790
50,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev. VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/01/14	50,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev. VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/01/14	36,900

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New York — continued
	New York State Mortgage Agency, Homeowner Mortgage,
10,000	Series 135, Rev. VRDO, AMT, 0.050%, 12/01/14	10,000
10,000	Series 142, Rev. VRDO, AMT, 0.040%, 12/01/14	10,000

		124,690

	North Carolina — 0.1%
2,515	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.060%, 12/01/14	2,515

	Tennessee — 1.9%
	Clarksville Public Building Authority,
8,400	Rev. VRDO, LOC: Bank of America N.A., 0.080%, 12/01/14	8,400
8,755	Rev. VRDO, LOC: Bank of America N.A., 0.080%, 12/01/14 (m)	8,755
36,290	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev. VRDO, AMT, LOC: Bank of America N.A., 0.080%, 12/01/14	36,290

		53,445

	Total Daily Demand Notes (Cost $356,800)	356,800

Weekly Demand Notes — 1.4%
	Georgia — 0.5%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev. VRDO, 0.100%, 12/08/14	15,000

	Illinois — 0.3%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev. VRDO, 0.140%, 12/08/14	7,300

	Virginia — 0.6%
17,480	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M026, Class A, Rev., LIQ: FHLMC, 0.080%, 12/08/14 (Cost $17,480)	17,480

	Total Weekly Demand Notes (Cost $39,780)	39,780

Municipal Bonds — 9.3%
	Georgia — 3.1%
85,700	County of DeKalb, GO, TAN, 1.000%, 12/31/14	85,757

	Massachusetts — 0.6%
16,500	Wachusett Regional School District, GO, RAN, 1.250%, 05/29/15	16,571

	New Jersey — 2.1%
22,813	City of Rahway, GO, BAN, 1.500%, 08/07/15	22,972
7,756	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 2.000%, 01/15/15	7,770
11,500	Hudson County Improvement Authority, 1.000%, 11/25/15 (w)	11,579
13,500	Township of Howell, GO, BAN, 1.750%, 10/27/15 (w)	13,662

		55,983

	New York — 2.7%
9,148	Allegany, Cattaraugus, Erie & Wyoming Counties, Yorkshire-Pioneer Central School District, GO, BAN, 1.250%, 07/21/15	9,202
6,785	City of Kingston, GO, BAN, 1.000%, 03/25/15 (w)	6,799
12,500	Clarence Central School District, GO, TAN, 1.250%, 06/25/15	12,561
15,000	County of Putnam, New York Tax Anticipation Note, GO, TAN, 1.000%, 10/23/15 (w)	15,095
6,000	Suffolk County, East Quogue Union Free School District, GO, TAN, 1.500%, 06/26/15	6,036
20,000	Suffolk County, West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	20,124
5,008	Town of Wallkill, County of Orange, Series C, GO, BAN, 1.250%, 08/05/15	5,035

		74,852

	Ohio — 0.8%
17,000	City of Marysville, Wastewater Treatment System, Limited Tax, GO, BAN, 1.250%, 05/28/15	17,074
5,500	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.000%, 09/09/15	5,523

		22,597

	Total Municipal Bonds (Cost $255,760)	255,760

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Quarterly Demand Note — 0.4%
10,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1335, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.250%, 12/04/14 (e) (Cost $10,995)	10,995

Semi-Annual Demand Notes — 1.4%
	Missouri — 0.4%
11,255	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1311, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 12/04/14 (e)	11,255

	Virginia — 1.0%
	Virginia Housing Development Authority, MERLOTS,
15,875	Series B-18, Class B, Rev., VRDO, 0.100%, 12/08/14 (e)	15,875
12,750	Series C-42, Rev., VRDO, 0.100%, 12/08/14 (e)	12,750

		28,625

	Total Semi-Annual Demand Notes (Cost $39,880)	39,880

Weekly Demand Notes — 60.5%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, 0.040%, 12/08/14 (e)	10,890

	Alaska — 0.6%
16,275	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-507, Rev. VRDO, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	16,275

	Arizona — 0.4%
9,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1303, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.250%, 12/08/14 (e)	9,995

	Arkansas — 0.6%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev. VRDO, LOC: Bank of America N.A., 0.080%, 12/08/14	15,000

	California — 2.0%
17,900	California Housing Finance Agency, Series 3206, Rev. VRDO, LIQ: Morgan Stanley Bank, 0.270%, 12/08/14 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev. VRDO, LOC: National Bank of Canada, 0.080%, 12/08/14	15,000
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 12/08/14 (e)	7,500
15,725	Wells Fargo Stage Trust, Various States, Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 12/08/14 (e)	15,725

		56,125

	Colorado — 2.7%
23,600	Colorado Housing & Finance Authority, Single Family Mortgage, Series B-3, Class I, Rev. VRDO, AMT, 0.060%, 12/08/14	23,600
	Deutsche Bank Spears/Lifers Trust, Various States,
19,705	Series DBE-510, Rev. VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	19,705
13,300	Series DBE-1129X, Rev., LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e) (w)	13,300
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, Rev., VRDO, LOC: Royal Bank of Canada, 0.110%, 12/08/14 (e)	17,600

		74,205

	Connecticut — 1.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,645	Series D, Class D, Rev. VRDO, 0.060%, 12/08/14	14,645
30,000	Series D, Subseries D-3, Rev. VRDO, AMT, 0.070%, 12/08/14	30,000

		44,645

	Delaware — 1.2%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev. VRDO, AMT, 0.040%, 12/08/14	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev. VRDO, 0.350%, 12/08/14 (e)	1,255

		33,335

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	District of Columbia — 0.9%
25,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev. VRDO, AMT, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	25,960

	Florida — 3.1%
17,800	Collier County IDA, Allete, Inc. Project, Rev. VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/08/14	17,800
13,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.040%, 12/08/14	13,000
15,240	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.070%, 12/08/14	15,240
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.150%, 12/08/14 (i)	13,460
14,635	South Florida Water Management District, Series 2014-0033, Class A, COP., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 12/08/14 (e)	14,635
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/08/14	11,270

		85,405

	Georgia — 1.4%
31,525	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Class B, Rev. VRDO, AMT, 0.040%, 12/08/14	31,525
7,900	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.050%, 12/08/14 (e)	7,900

		39,425

	Illinois — 4.5%
24,782	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-660, Rev. VRDO, AMT, NATL-RE, LIQ: Deutsche Bank AG, 0.230%, 12/08/14 (e)	24,782
90,465	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.080%, 12/08/14	90,465
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/08/14	4,100
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.060%, 12/08/14 (e)	4,000

		123,347

	Iowa — 0.7%
	Iowa Finance Authority, Multi-Family Housing,
10,470	Series A, Rev. VRDO, AMT, 0.050%, 12/08/14	10,470
8,535	Series B, Rev. VRDO, AMT, 0.050%, 12/08/14	8,535

		19,005

	Kentucky — 2.4%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/08/14	10,100
15,200	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Class A, Rev., VRDO, 0.040%, 12/08/14	15,200
	Kentucky Housing Corp.,
18,055	Rev. VRDO, AMT, 0.060%, 12/08/14	18,055
15,425	Rev. VRDO, AMT, 0.060%, 12/08/14	15,425
7,775	Series F, Rev. VRDO, AMT, 0.060%, 12/08/14	7,775

		66,555

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.140%, 12/08/14	4,600

	Maine — 0.6%
17,420	Maine State Housing Authority, Series G, Rev. VRDO, AMT, 0.040%, 12/08/14	17,420

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev. VRDO, LIQ: Bank of America N.A., 0.140%, 12/08/14 (e)	7,925

	Massachusetts — 0.4%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.060%, 12/08/14 (e)	11,165

	Michigan — 2.1%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.290%, 12/08/14 (e)	7,575
12,000	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.290%, 12/08/14 (e)	12,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — continued
7,500	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.160%, 12/08/14 (e)	7,500
5,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1317, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 12/04/14 (e)	5,000
610	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Class B, Rev., VRDO, 0.040%, 12/08/14	610
4,701	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.060%, 12/08/14	4,701
21,700	Michigan State Housing Development Authority, Single-Family Mortgage, Series D-1, Rev. VRDO, AMT, 0.060%, 12/08/14 (m)	21,700

		59,086

	Missouri — 1.5%
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.180%, 12/08/14 (i)	20,000
20,000	Series C, Rev., VRDO, 0.180%, 12/08/14 (i)	20,000

		40,000

	Nebraska — 0.8%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 12/08/14 (e)	23,025

	New Jersey — 0.2%
5,450	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., LOC: Wells Fargo Bank N.A., 0.140%, 12/08/14 (p)	5,450

	New York — 10.5%
	Deutsche Bank Spears/Lifers Trust, Various States,
24,762	Series DB-459, Rev. VRDO, AMT, AGM, LIQ: Deutsche Bank AG, 0.160%, 12/08/14 (e)	24,762
18,100	Series DB-467, Rev. VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	18,100
7,400	Series DB-1200, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	7,400
21,155	Series DBE-647, Rev. VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	21,155
37,780	Series DBE-1015, Rev. VRDO, AMT, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	37,780
31,420	Series DBE-1017, Rev. VRDO, AMT, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	31,420
13,985	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.040%, 12/08/14 (e)	13,985
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Class A, Rev. VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.050%, 12/08/14	20,000
2,746	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	2,746
12,615	New York State Housing Finance Agency, Rev., VRDO, LOC: Citibank N.A., 0.070%, 12/08/14	12,615
15,000	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/08/14	15,000
27,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev. VRDO, AMT, 0.060%, 12/08/14	27,400
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
29,485	Series 2001-1, Class A, Rev. VRDO, AMT, LIQ: FHLMC, 0.620%, 12/08/14	29,485
9,765	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.620%, 12/08/14 (m)	9,765
17,995	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.210%, 12/08/14 (e)	17,995

		289,608

	North Carolina — 1.6%
12,000	City of Raleigh, Rev. VRDO, 0.140%, 12/08/14 (i)	12,000
6,570	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/08/14	6,570
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	5,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	North Carolina — continued
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.160%, 12/08/14 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.060%, 12/08/14	9,800

		45,370

	North Dakota — 1.3%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev. VRDO, AMT, 0.060%, 12/08/14	27,055
9,200	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Class A, Rev., VRDO, 0.060%, 12/08/14	9,200

		36,255

	Ohio — 3.6%
5,550	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev. VRDO, FNMA, LIQ: FNMA, 0.090%, 12/08/14 (m)	5,550
8,795	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14	8,795
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
700	Series D, Rev. VRDO, AMT, GNMA/FNMA/COLL, 0.040%, 12/08/14	700
31,180	Series F, Class F, Rev. VRDO, AMT, GNMA/FNMA/COLL, 0.060%, 12/08/14	31,180
25,320	Series I, Rev. VRDO, AMT, GNMA/FNMA/COLL, 0.060%, 12/08/14	25,320
1,200	Series J, Rev. VRDO, AMT, FHLMC, 0.070%, 12/08/14	1,200
21,505	Series N, Rev. VRDO, AMT, GNMA/FNMA/COLL, 0.070%, 12/08/14	21,505
4,350	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.040%, 12/08/14	4,350

		98,600

	Pennsylvania — 1.4%
12,615	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev. VRDO, LOC: Manufacturers & Traders Trust Co., 0.090%, 12/08/14	12,615
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev. VRDO, LIQ: Societe Generale, 0.050%, 12/08/14 (e)	14,165
11,180	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2004-85B, Rev. VRDO, AMT, 0.050%, 12/08/14	11,180
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Rev. VRDO, AMT, 0.050%, 12/08/14	800

		38,760

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev. VRDO, LOC: Bank of America N.A., 0.150%, 12/08/14 (m)	5,700

	South Dakota — 0.7%
18,700	South Dakota Housing Development Authority, Home Ownership Mortgage, Series G, Rev., VRDO, 0.070%, 12/08/14	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 12/08/14	9,000
11,170	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/08/14	11,170

		20,170

	Texas — 4.5%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev. VRDO, 0.140%, 12/08/14	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev. VRDO, LIQ: Societe Generale, 0.050%, 12/08/14	13,695
5,300	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev. VRDO, 0.040%, 12/08/14 (m)	5,300
11,250	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1182, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	11,250

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
13,500	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/08/14	13,500
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.040%, 12/08/14 (e)	10,950
11,125	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.100%, 12/08/14 (m)	11,125
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.170%, 12/08/14 (i)	12,500
23,665	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev. VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.060%, 12/08/14	23,665
4,900	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/08/14	4,900
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 12/08/14 (e)	12,000

		124,085

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
3,665	Series A-2, Rev., VRDO, 0.070%, 12/08/14	3,665
1,915	Series B, Class I, Rev., VRDO, 0.070%, 12/08/14	1,915
6,830	Series C-2, Class I, Rev., VRDO, FHA, 0.070%, 12/08/14	6,830
2,225	Series D-2, Class I, Rev., VRDO, 0.070%, 12/08/14	2,225

		14,635

	Virginia — 3.8%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
46,627	Series M017, Class A, Rev. VRDO, AMT, LIQ: FHLMC, 0.050%, 12/08/14	46,627
17,215	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 12/08/14	17,215
11,500	Series M031, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	11,500
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,700	Series B, Class B, Rev., VRDO, 0.160%, 12/08/14 (i)	10,700
9,060	Series C, Class C, Rev., VRDO, 0.160%, 12/08/14 (i)	9,060
10,000	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 12/08/14 (e)	10,000

		105,102

	Washington — 1.1%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.190%, 12/08/14 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/08/14	9,985

		29,985

	West Virginia — 0.8%
21,000	West Virginia Economic Development Authority, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/08/14	21,000

	Wisconsin — 1.2%
	Wisconsin Housing & EDA, Home Ownership,
31,475	Series A, Rev. VRDO, AMT, 0.060%, 12/08/14	31,475
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/08/14	1,945

		33,420

	Total Weekly Demand Notes (Cost $1,670,228)	1,670,228

SHARES
Variable Rate Demand Preferred Shares — 6.4%
15,000	BlackRock MuniYield Quality Fund, Inc., 0.130%, 12/08/14 # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, 0.130%, 12/08/14 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., 0.120%, 12/08/14 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., 0.120%, 12/08/14 # (e)	5,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., 0.140%, 12/08/14 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., 0.160%, 12/08/14 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., 0.120%, 12/08/14 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., 0.110%, 12/08/14 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, 0.130%, 12/08/14 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, 0.140%, 12/08/14 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., Rev. VRDO, AMT, 0.130%, 12/08/14 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $177,400)	177,400

	Total Investments — 99.8% (Cost $2,756,843)*	2,756,843
	Other Assets in Excess of Liabilities — 0.2%	5,539

	NET ASSETS — 100.0%	$2,762,382

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,756,843	$—	$2,756,843

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.8% (t)
	California — 0.8%
	General Obligation — 0.8%
1,500	Napa Valley Community College District, Napa & Sonoma Counties, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,252

	Florida — 0.7%
	Transportation — 0.7%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,039

	Hawaii — 1.0%
	Prerefunded — 1.0%
1,500	Honolulu City & County Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16 (p)	1,616

	Illinois — 2.4%
	Special Tax — 1.4%
2,000	Chicago Park District, Unlimited Tax, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,092

	Water & Sewer — 1.0%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,615

	Total Illinois	3,707

	Kansas — 0.9%
	Prerefunded — 0.9%
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,387

	Louisiana — 1.0%
	Prerefunded — 1.0%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (m) (p)	1,656

	Ohio — 88.7%
	Certificate of Participation/Lease — 4.3%
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,835	Series A, Rev., 5.000%, 10/01/24	2,095
1,000	Series B, Rev., 5.000%, 10/01/23	1,155
1,220	Series B, Rev., 5.000%, 10/01/24	1,406
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	2,064

		6,720

	Education — 5.3%
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/22	1,583
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,965
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,473
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,317

		8,338

	General Obligation — 28.5%
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,755
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,368
1,610	GO, 5.000%, 12/01/29	1,858
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,138
1,000	Series B, GO, 5.000%, 12/01/25	1,136
1,500	City of Cincinnati, Unlimited Tax, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,651
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,789
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/25	1,751
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/25	1,152
2,500	County of Butler, Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,127

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,203
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,744
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,243
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, Unlimited Tax, GO, 5.000%, 12/01/25	1,149
1,775	Franklin County, Columbus City School District, Capital Appreciation, School Facilities Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,667
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/24	1,150
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,374
765	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	783
1,430	Marysville Exempt Village School District, School Improvement, Unlimited Taxes, GO, AGM, 5.000%, 12/01/21	1,497
1,400	Stark & Portage Counties, Lake Local School District, School Improvement, GO, AGM, 5.000%, 12/01/19	1,434
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,766
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	2,939
	State of Ohio, Infrastructure Improvement,
1,750	Series A, GO, 5.375%, 09/01/23	1,987
1,000	Series C, GO, 5.000%, 03/01/29	1,179
1,380	Sylvania City School District, School Improvement, Unlimited Tax, GO, AGC, 5.000%, 12/01/23	1,512
1,000	Toledo City School District, School Facilities Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,175

		44,527

	Hospital — 5.4%
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,200
1,500	Series B, Rev., 5.000%, 01/01/25	1,682
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,730
550	Series A, Rev., 5.000%, 01/15/24	609
1,000	Series A, Rev., 5.000%, 01/15/28	1,134
1,000	Series A, Rev., 5.250%, 01/15/23	1,126

		8,481

	Housing — 3.9%
700	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	744
110	County of Montgomery, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	111
205	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA/GNMA, 4.800%, 05/20/17	213
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,090
500	Series A, Rev., AGM, 5.000%, 04/01/27	542
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,459
180	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	181
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
345	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	355
10	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	10
595	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	616
695	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	709

		6,030

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
405	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	405

	Other Revenue — 14.9%
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.250%, 09/15/21	1,084
440	Rev., AGM, 5.250%, 09/15/21 (p)	540
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,151
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,497
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,151
1,000	County of Hamilton, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,088
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,496
1,000	Franklin County, Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/22	1,111
300	Miami University, General Receipts, Rev., 5.000%, 09/01/19	352
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 10/01/22	2,000
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	589
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,402
1,915	Series D, Rev., 5.000%, 12/01/27	2,408
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,469
2,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	2,375
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,463
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,126

		23,302

	Prerefunded — 4.9%
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	140
520	Cleveland Department of Public Utilities, Division of Public Power System, Series A-1, Rev., NATL-RE, 5.000%, 11/15/16 (p)	566
60	County of Cuyahoga, Multi-Family Housing Mortgage, Clifton Plaza Apartments Project, Rev., GNMA COLL, 4.150%, 06/20/15 (p)	61
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/16 (p)	2,727
1,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,169
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	109
85	Series D, Rev., 5.000%, 12/01/27 (p)	110
	State of Ohio, Revitalization Project,
2,500	Series A, Rev., 5.000%, 04/01/18 (p)	2,848

		7,730

	Private Placement — 0.0% (g)
71	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	72

	Special Tax — 2.5%
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,452
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,416

		3,868

	Transportation — 7.8%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,314
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,624
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,144
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,244
1,185	Series A, Rev., 5.000%, 02/15/23	1,329
2,000	Series A, Rev., 5.250%, 02/15/27	2,503

		12,158

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 3.3%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/24	1,118
1,000	City of Columbus, Sewerage System, Rev., 5.000%, 06/01/28 (w)	1,207
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,096
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,139
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	518

		5,078

	Water & Sewer — 7.6%
1,000	City of Akron, Waterworks System, Rev., AGC, 5.000%, 03/01/18	1,128
	City of Cincinnati, Water System,
1,500	Series A, Rev., 5.000%, 12/01/18	1,635
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,101
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,324
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,963
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,260
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,482

		11,893

	Total Ohio	138,602

	Texas — 3.3%
	General Obligation — 0.7%
1,000	Northside Independent School District, Unlimited Tax, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,071

	Prerefunded — 2.6%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,447
1,500	Texas State Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/16 (p)	1,594

		4,041

	Total Texas	5,112

	Total Municipal Bonds (Cost $142,457)	154,371

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
936	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $936)	936

	Total Investments — 99.4% (Cost $143,393)	155,307
	Other Assets in Excess of Liabilities — 0.6%	889

	NET ASSETS — 100.0%	$156,196

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,921
Aggregate gross unrealized depreciation	(7)

Net unrealized appreciation/depreciation	$11,914

Federal income tax cost of investments	$143,393

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$936	$154,371	$—	$155,307

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 99.3%
7,600	Barclays Capital, Inc., 0.070%, dated 11/28/14, due 12/01/14, repurchase price $7,600, collateralized by U.S. Treasury Securities, 0.000%, due 05/21/15, with a value of $7,752.	7,600
7,600	Citigroup Global Markets Holdings, Inc., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $7,600, collateralized by U.S. Treasury Securities, 2.000%, due 01/31/16, with a value of $7,752.	7,600
7,647	Merrill Lynch PFS, Inc., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $7,647, collateralized by U.S. Treasury Securities, 0.000%, due 05/15/18 - 05/15/29, with a value of $7,800.	7,647
7,600	Royal Bank of Canada, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $7,600, collateralized by U.S. Treasury Securities, 0.250%, due 02/15/15 - 09/30/15, with a value of $7,752.	7,600
7,600	Societe Generale S.A., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $7,600, collateralized by U.S. Treasury Securities, 0.000% - 0.625%, due 07/15/21 - 02/15/36, with a value of $7,752.	7,600

	Total Repurchase Agreements (Cost $38,047)	38,047

	Total Investments — 99.3% (Cost $38,047)*	38,047
	Other Assets in Excess of Liabilities — 0.7%	273

	NET ASSETS — 100.0%	$38,320

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,047	$—	$38,047

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
9,009	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	9,062
4,071	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	4,030
	Ally Auto Receivables Trust,
595	Series 2010-5, Class A4, 1.750%, 03/15/16	595
731	Series 2011-4, Class A4, 1.140%, 06/15/16	732
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,323
548	Series 2012-2, Class A3, 0.740%, 04/15/16	548
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,795
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,026
2,171	Series 2012-4, Class A4, 0.800%, 10/16/17	2,173
3,017	Series 2012-5, Class A3, 0.620%, 03/15/17	3,019
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,204
	American Credit Acceptance Receivables Trust,
729	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	729
1,569	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,571
1,064	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	1,065
912	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	912
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,424
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,521
	AmeriCredit Automobile Receivables Trust,
445	Series 2010-B, Class A3, 2.490%, 11/06/17	446
254	Series 2012-2, Class A3, 1.050%, 10/11/16	254
3,591	Series 2012-3, Class A3, 0.960%, 01/09/17	3,593
1,306	Series 2012-4, Class A3, 0.670%, 06/08/17	1,306
737	Series 2013-2, Class A2, 0.530%, 11/08/16	737
3,871	Series 2013-4, Class A2, 0.740%, 11/08/16	3,873
603	Series 2014-1, Class A3, 0.900%, 02/08/19	603
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,500
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	49
1,554	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	1,554
1,479	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,479
650	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	650
	Bear Stearns Asset-Backed Securities Trust,
496	Series 2003-SD2, Class 2A, VAR, 2.842%, 06/25/43	496
477	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	457
7,856	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	7,858
1,997	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,993
17,000	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,206
2,993	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,005
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,014
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,131
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,337
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,035
2,068	Series 2014-3, 1.491%, 11/20/18	2,077
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,446
	CarFinance Capital Auto Trust,
569	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	570

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
545	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	547
4,491	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	4,501
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,571
18,543	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	18,564
	CarMax Auto Owner Trust,
3,750	Series 2011-1, Class A4, 2.160%, 09/15/16	3,764
1,252	Series 2011-2, Class A4, 1.350%, 02/15/17	1,256
2,387	Series 2012-1, Class A3, 0.890%, 09/15/16	2,390
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,061
2,662	Series 2012-3, Class A3, 0.520%, 07/17/17	2,661
4,877	Series 2013-1, Class A3, 0.600%, 10/16/17	4,880
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,804
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,930
	Carnow Auto Receivables Trust,
495	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	495
4,416	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	4,416
4,316	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,384
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,387
	Citibank Credit Card Issuance Trust,
6,160	Series 2014-A2, Class A2, 1.020%, 02/22/19	6,159
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,780
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,584
1,713	Series 2012-A, Class A3, 0.940%, 05/15/17	1,714
1,102	Series 2012-B, Class A3, 0.860%, 09/15/17	1,103
1,888	Series 2012-C, Class A3, 0.570%, 12/15/17	1,889
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,438
4,900	Series 2014-B, Class A3, 0.910%, 05/15/19	4,902
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	10,069
468	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, VAR, 0.645%, 12/25/35	466
	CPS Auto Receivables Trust,
1,276	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,296
5,556	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	5,629
1,230	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,230
1,696	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,702
3,254	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	3,267
2,525	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	2,526
5,355	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	5,350
7,007	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	7,015
	CPS Auto Trust,
2,071	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,091
2,954	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,964
	Credit Acceptance Auto Loan Trust,
398	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	398
3,533	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	3,542
7,564	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	7,602
90	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	97
348	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.465%, 11/25/35	346
1,581	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	1,531
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,509
4,549	DT Auto Owner Trust, Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	4,548

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Exeter Automobile Receivables Trust,
759	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	760
1,027	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,029
3,987	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	3,992
1,825	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,823
5,897	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	5,901
13	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	14
6,558	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	6,576
5,281	First Investors Auto Owner Trust, Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	5,275
	Flagship Credit Auto Trust,
1,717	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,719
5,376	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	5,392
3,709	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	3,704
10,879	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	10,882
16,044	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,049
	Ford Credit Auto Owner Trust,
919	Series 2012-A, Class A3, 0.840%, 08/15/16	919
1,782	Series 2013-A, Class A3, 0.550%, 07/15/17	1,783
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,116
3,511	Series 2014-B, Class A3, 0.900%, 10/15/18	3,516
13,784	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	13,818
2,143	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,149
6,831	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,854
	GMAT Trust,
3,484	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	3,505
1,796	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,797
8,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,974
	HLSS Servicer Advance Receivables Trust,
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,069
5,486	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,482
3	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	3
	Honda Auto Receivables Owner Trust,
846	Series 2012-1, Class A3, 0.770%, 01/15/16	846
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,753
1,431	Series 2012-2, Class A3, 0.700%, 02/16/16	1,432
2,492	Series 2014-1, Class A3, 0.670%, 11/21/17	2,490
2,605	Series 2014-2, Class A3, 0.770%, 03/19/18	2,605
	HSBC Home Equity Loan Trust USA,
3,784	Series 2006-1, Class A1, VAR, 0.315%, 01/20/36	3,761
3,875	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	3,845
4,022	Series 2007-3, Class APT, VAR, 1.355%, 11/20/36	4,019
	Huntington Auto Trust,
2,250	Series 2012-1, Class A3, 0.810%, 09/15/16	2,252
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,858
11,415	Series 2012-2, Class A3, 0.510%, 04/17/17	11,416
	Hyundai Auto Receivables Trust,
8,395	Series 2010-B, Class A4, 1.630%, 03/15/17	8,425
302	Series 2011-B, Class A4, 1.650%, 02/15/17	303
4,926	Series 2012-A, Class A4, 0.950%, 12/15/16	4,937
1,484	Series 2012-B, Class A3, 0.620%, 09/15/16	1,484
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,814
7,436	Series 2013-A, Class A3, 0.560%, 07/17/17	7,441

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,997
784	Series 2014-A, Class A3, 0.790%, 07/16/18	784
3,265	Series 2014-B, Class A3, 0.900%, 12/17/18	3,266
	John Deere Owner Trust,
1,066	Series 2012-A, Class A3, 0.750%, 03/15/16	1,067
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,913
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,331
	LV Tower 52 Issuer LLC,
7,384	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	7,401
9,034	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	9,034
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,216
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,797
843	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	907
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	458
577	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.255%, 12/25/31	543
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,671
1,625	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,626
6,724	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.506%, 12/07/20	6,733
1,354	Nissan Auto Lease Trust, Series 2014-A, Class A3, 0.800%, 02/15/17	1,355
	Nissan Auto Receivables Owner Trust,
1,353	Series 2012-A, Class A3, 0.730%, 05/16/16	1,354
2,331	Series 2012-A, Class A4, 1.000%, 07/16/18	2,340
15,574	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	15,551
12,794	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	12,794
10,277	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	10,277
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,233
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,262
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,387
2,359	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	2,366
20	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	19
6,686	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	6,708
	Santander Drive Auto Receivables Trust,
238	Series 2012-5, Class A3, 0.830%, 12/15/16	238
2,612	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	2,612
23	Series 2013-3, Class A2, 0.550%, 09/15/16	22
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,908
	SNAAC Auto Receivables Trust,
241	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	242
1,566	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,566
22,963	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	22,985
	Springleaf Funding Trust,
16,445	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	16,554
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,438
1,188	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,190
3,334	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,330
10,500	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	10,500

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Trafigura Securitisation Finance plc, (Ireland),
4,576		Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	4,605
5,462		Series 2014-1A, Class A, VAR, 1.105%, 10/15/21 (e)	5,462
		Truman Capital Mortgage Loan Trust,
7,884		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	7,874
4,646		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	4,641
4,391		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	4,386
909		USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	909
		Vericrest Opportunity Loan Transferee,
16,612		Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	16,591
4,671		Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54	4,671
12,488		Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	12,415
11,864		Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	11,864
4,680		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	4,684
5,768		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	5,760
10,596		VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	10,581
6,833		VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	6,857
8,527		VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	8,536
8,639		VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	8,682
12,570		VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	12,586
5,288		Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	5,323
		World Omni Auto Receivables Trust,
2,391		Series 2012-A, Class A3, 0.640%, 02/15/17	2,392
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,764

		Total Asset-Backed Securities (Cost $838,079)	842,096

Collateralized Mortgage Obligations — 7.1%
		Agency CMO — 5.8%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
703		Series 31, Class Z, 8.000%, 04/25/24	799
112		Series 56, Class Z, 7.500%, 09/20/26	131
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 2, Class Z, 9.300%, 03/15/19	4
3		Series 12, Class A, 9.250%, 11/15/19	3
7		Series 16, Class D, 10.000%, 10/15/19	7
14		Series 17, Class I, 9.900%, 10/15/19	16
25		Series 23, Class F, 9.600%, 04/15/20	28
9		Series 26, Class F, 9.500%, 02/15/20	10
2		Series 81, Class A, 8.125%, 11/15/20	2
10		Series 85, Class C, 8.600%, 01/15/21	11
7		Series 99, Class Z, 9.500%, 01/15/21	8
2		Series 159, Class H, 4.500%, 09/15/21	2
3		Series 189, Class D, 6.500%, 10/15/21	3
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
2		Series 1053, Class G, 7.000%, 03/15/21	2
6		Series 1056, Class KZ, 6.500%, 03/15/21	6
3		Series 1074, Class H, 8.500%, 05/15/21	3
9		Series 1082, Class C, 9.000%, 05/15/21	10
4		Series 1087, Class I, 8.500%, 06/15/21	4
14		Series 1125, Class Z, 8.250%, 08/15/21	16
13		Series 1142, Class IA, 7.000%, 10/15/21	14
1		Series 1169, Class G, 7.000%, 11/15/21	2
22		Series 1343, Class LA, 8.000%, 08/15/22	26
5		Series 1424, Class F, VAR, 1.213%, 11/15/22	5
114		Series 1480, Class LZ, 7.500%, 03/15/23	127
285		Series 1560, Class Z, 7.000%, 08/15/23	315
82		Series 1754, Class Z, 8.500%, 09/15/24	95
221		Series 1779, Class Z, 8.500%, 04/15/25	258
3		Series 1807, Class G, 9.000%, 10/15/20	4
407		Series 1888, Class Z, 7.000%, 08/15/26	456
198		Series 2358, Class PD, 6.000%, 09/15/16	204
259		Series 2363, Class PF, 6.000%, 09/15/16	267
129		Series 2390, Class CH, 5.500%, 12/15/16	132
594		Series 2418, Class MF, 6.000%, 02/15/22	643
73		Series 2425, Class JH, 6.000%, 03/15/17	76

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
298	Series 2453, Class BD, 6.000%, 05/15/17	315
182	Series 2458, Class OE, 6.000%, 06/15/17	190
124	Series 2496, Class BK, 5.500%, 09/15/17	129
105	Series 2503, Class TG, 5.500%, 09/15/17	110
121	Series 2508, Class AQ, 5.500%, 10/15/17	127
466	Series 2513, Class DB, 5.000%, 10/15/17	488
1,390	Series 2542, Class ES, 5.000%, 12/15/17	1,449
1,327	Series 2546, Class C, 5.000%, 12/15/17	1,391
104	Series 2635, Class MS, IF, IO, 7.595%, 02/15/18	1
2,554	Series 2638, Class JG, 5.000%, 02/15/33	2,693
12	Series 2638, Class MH, 5.000%, 04/15/32	12
66	Series 2643, Class ME, 3.500%, 03/15/18	67
5,970	Series 2682, Class JG, 4.500%, 10/15/23	6,445
103	Series 2692, Class QD, 5.000%, 12/15/22	104
3,746	Series 2707, Class PE, 5.000%, 11/15/18	3,942
981	Series 2707, Class XE, 5.000%, 12/15/22	984
15,384	Series 2750, Class DE, 4.500%, 02/15/19	16,164
1,853	Series 2761, Class CB, 4.000%, 03/15/19	1,934
1,072	Series 2773, Class OB, 5.000%, 02/15/19	1,104
8,497	Series 2843, Class BC, 5.000%, 08/15/19	9,002
3,007	Series 2864, Class NB, 5.500%, 07/15/33	3,224
1,970	Series 2976, Class HZ, 4.500%, 05/15/35	2,107
4,199	Series 2988, Class TY, 5.500%, 06/15/25	4,670
6,288	Series 2989, Class MU, IF, IO, 6.845%, 07/15/34	1,482
8,333	Series 2989, Class TG, 5.000%, 06/15/25	9,069
680	Series 2995, Class FT, VAR, 0.405%, 05/15/29	684
1,273	Series 3002, Class BN, 5.000%, 07/15/35	1,403
4,577	Series 3005, Class ED, 5.000%, 07/15/25	5,036
151	Series 3005, Class PV, IF, 12.485%, 10/15/33	176
2,125	Series 3305, Class IW, IF, IO, 6.295%, 04/15/37	322
26,013	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,333
3,087	Series 3429, Class S, IF, IO, 6.665%, 03/15/38	456
2,417	Series 3546, Class A, VAR, 1.956%, 02/15/39	2,454
2,770	Series 3562, Class KA, 4.000%, 11/15/22	2,804
988	Series 3564, Class JA, 4.000%, 01/15/18	1,026
3,629	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	599
9,403	Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	2,210
2,628	Series 3657, Class NK, 4.000%, 08/15/27	2,648
25,241	Series 3747, Class HI, IO, 4.500%, 07/15/37	2,197
5,206	Series 3784, Class S, IF, IO, 6.445%, 07/15/23	638
11,546	Series 3855, Class AM, 6.500%, 11/15/36	12,974
10,088	Series 3977, Class AB, 3.000%, 09/15/29	10,504
7,437	Series 4088, Class LE, 4.000%, 10/15/40	7,765
20,121	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,014
29,536	Series 4229, Class MA, 3.500%, 05/15/41	31,413
18,851	Series 4305, Class A, 3.500%, 06/15/48	19,699
17,772	Series 4305, Class KA, 3.000%, 03/15/38	18,404
	Federal National Mortgage Association - ACES,
6,564	Series 2011-M2, Class A1, 2.019%, 04/25/21	6,689
14,128	Series 2012-M8, Class ASQ1, 1.166%, 12/25/19	14,227
3,795	Series 2014-M5, Class FA, VAR, 0.520%, 01/25/17	3,797
2,499	Series 2014-M6, Class FA, VAR, 0.458%, 12/25/17	2,495

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association REMIC,
6	Series 1988-7, Class Z, 9.250%, 04/25/18	6
6	Series 1988-13, Class C, 9.300%, 05/25/18	6
5	Series 1988-15, Class A, 9.000%, 06/25/18	5
5	Series 1988-16, Class B, 9.500%, 06/25/18	5
5	Series 1989-2, Class D, 8.800%, 01/25/19	5
13	Series 1989-27, Class Y, 6.900%, 06/25/19	13
4	Series 1989-54, Class E, 8.400%, 08/25/19	4
4	Series 1989-66, Class J, 7.000%, 09/25/19	4
3	Series 1989-70, Class G, 8.000%, 10/25/19	3
43	Series 1989-72, Class E, 9.350%, 10/25/19	48
7	Series 1989-89, Class H, 9.000%, 11/25/19	7
2	Series 1989-96, Class H, 9.000%, 12/25/19	3
5	Series 1990-7, Class B, 8.500%, 01/25/20	5
4	Series 1990-12, Class G, 4.500%, 02/25/20	4
38	Series 1990-19, Class G, 9.750%, 02/25/20	41
15	Series 1990-58, Class J, 7.000%, 05/25/20	17
17	Series 1990-61, Class H, 7.000%, 06/25/20	19
8	Series 1990-106, Class J, 8.500%, 09/25/20	9
4	Series 1990-109, Class J, 7.000%, 09/25/20	4
9	Series 1990-111, Class Z, 8.750%, 09/25/20	10
4	Series 1990-117, Class E, 8.950%, 10/25/20	4
5	Series 1990-123, Class G, 7.000%, 10/25/20	6
5	Series 1990-132, Class Z, 7.000%, 11/25/20	6
116	Series 1990-137, Class X, 9.000%, 12/25/20	131
1	Series 1991-53, Class J, 7.000%, 05/25/21	1
6	Series 1991-130, Class C, 9.000%, 09/25/21	7
1	Series 1992-96, Class B, PO, 05/25/22	1
1,081	Series 1992-131, Class KB, 8.000%, 08/25/22	1,219
959	Series 1992-185, Class L, 8.000%, 10/25/22	1,109
3	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	4
25	Series 1993-235, Class G, PO, 09/25/23	24
1,792	Series 1994-15, Class ZK, 5.500%, 02/25/24	1,934
2,751	Series 1994-43, Class PK, 6.350%, 02/25/24	2,961
2,145	Series 1999-6, Class PB, 6.000%, 03/25/19	2,295
9,986	Series 2001-81, Class HE, 6.500%, 01/25/32	11,418
311	Series 2002-2, Class MG, 6.000%, 02/25/17	324
133	Series 2002-3, Class OG, 6.000%, 02/25/17	137
255	Series 2002-28, Class LD, 6.000%, 05/25/17	264
151	Series 2002-58, Class HC, 5.500%, 09/25/17	157
330	Series 2002-59, Class UC, 5.500%, 09/25/17	345
109	Series 2002-63, Class KC, 5.000%, 10/25/17	114
9,337	Series 2002-64, Class PG, 5.500%, 10/25/32	10,200
550	Series 2003-16, Class LJ, 5.000%, 03/25/18	577
5,135	Series 2003-24, Class PD, 5.000%, 04/25/18	5,366
812	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	134
1,153	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	190
1,339	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	87
753	Series 2003-89, Class DC, 5.000%, 12/25/32	769

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
985	Series 2003-92, Class HP, 4.500%, 09/25/18	1,040
1,091	Series 2003-129, Class ME, 5.000%, 08/25/23	1,137
1,765	Series 2004-53, Class P, 5.500%, 07/25/33	1,817
2,656	Series 2004-60, Class PA, 5.500%, 04/25/34	2,837
657	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	666
122	Series 2004-101, Class AR, 5.500%, 01/25/35	133
5,893	Series 2005-19, Class PA, 5.500%, 07/25/34	6,430
254	Series 2005-29, Class QD, 5.000%, 08/25/33	255
2,195	Series 2005-38, Class FK, VAR, 0.455%, 05/25/35	2,211
166	Series 2005-84, Class MB, 5.750%, 10/25/35	186
6,586	Series 2005-87, Class PE, 5.000%, 12/25/33	6,676
3,309	Series 2005-100, Class GC, 5.000%, 12/25/34	3,397
6,610	Series 2006-4, Class PB, 6.000%, 09/25/35	7,275
355	Series 2006-58, Class ST, IF, IO, 6.995%, 07/25/36	93
259	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	264
516	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	82
6,152	Series 2007-33, Class MS, IF, IO, 6.435%, 04/25/37	837
972	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	979
4,278	Series 2007-85, Class SH, IF, IO, 6.345%, 09/25/37	601
68	Series 2007-95, Class A1, VAR, 0.405%, 08/27/36	68
1,223	Series 2007-106, Class A7, VAR, 6.144%, 10/25/37	1,362
872	Series 2008-18, Class SE, IF, IO, 6.115%, 03/25/38	144
467	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	56
294	Series 2008-77, Class VA, 6.000%, 07/25/19	296
606	Series 2008-81, Class KA, 5.000%, 10/25/22	608
2,241	Series 2008-93, Class AM, 5.500%, 06/25/37	2,407
5,846	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	324
4,795	Series 2009-15, Class AC, 5.500%, 03/25/29	5,320
3,955	Series 2009-29, Class LA, VAR, 2.023%, 05/25/39	3,862
2,903	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,231
12,412	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	712
3,404	Series 2009-108, Class VN, 5.000%, 09/25/39	3,424
15,925	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	2,215
1,467	Series 2010-28, Class NK, 5.000%, 10/25/38	1,493
2,389	Series 2010-58, Class MA, 5.500%, 12/25/38	2,514
4,474	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	316
7,694	Series 2010-64, Class DM, 5.000%, 06/25/40	8,446
1,626	Series 2010-64, Class EH, 5.000%, 10/25/35	1,667
8,980	Series 2010-111, Class AE, 5.500%, 04/25/38	9,717
27,165	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	2,290
3,737	Series 2011-36, Class PA, 4.000%, 02/25/39	3,907
13,831	Series 2011-42, Class DE, 3.250%, 11/25/28	14,258
44,480	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	5,404
8,450	Series 2013-1, Class BA, 3.000%, 02/25/40	8,737
17,087	Series 2013-9, Class CB, 5.500%, 04/25/42	19,088
5,081	Series 2013-55, Class BA, 3.000%, 06/25/37	5,254
24,343	Series 2013-83, Class CA, 3.500%, 10/25/37	25,575
14,455	Series 2013-90, Class DK, 3.500%, 12/25/31	15,243
17,902	Series 2013-92, Class A, 3.500%, 12/25/38	18,912
5,198	Series 2013-96, Class CA, 4.000%, 04/25/41	5,613

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14,351	Series 2013-96, Class YA, 3.500%, 09/25/38	15,033
24,344	Series 2014-23, Class PA, 3.500%, 08/25/36	25,683
8	Series G-11, Class Z, 8.500%, 05/25/21	8
1	Series G-22, Class ZT, 8.000%, 12/25/16	2
369	Series G92-19, Class M, 8.500%, 04/25/22	421
16	Series G92-35, Class E, 7.500%, 07/25/22	18
505	Series G92-35, Class EA, 8.000%, 07/25/22	557
7	Series G92-40, Class ZC, 7.000%, 07/25/22	7
33	Series G92-44, Class ZQ, 8.000%, 07/25/22	35
15	Series G92-54, Class ZQ, 7.500%, 09/25/22	17
2,568	Series G92-64, Class J, 8.000%, 11/25/22	2,957
1,094	Series G92-66, Class K, 8.000%, 12/25/22	1,232
935	Series G94-6, Class PJ, 8.000%, 05/17/24	1,074
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	1
	Federal National Mortgage Association STRIPS,
9	Series 108, Class 1, PO, 03/25/20	9
1	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
662	Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	141
716	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	150
495	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	30
1,565	Series 334, Class 9, IO, 6.000%, 03/25/33	338
3,062	Series 343, Class 21, IO, 4.000%, 09/25/18	159
1,052	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	62
715	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	51
564	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	94
533	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	88
668	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	121
398	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	75
1,161	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	227
2,073	Series 394, Class C3, IO, 6.500%, 09/25/38	375
7,092	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.415%, 11/25/46	7,111
	Government National Mortgage Association,
919	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	146
9,808	Series 2006-23, Class S, IF, IO, 6.345%, 01/20/36	935
20,079	Series 2006-26, Class S, IF, IO, 6.345%, 06/20/36	3,096
12,270	Series 2007-16, Class KU, IF, IO, 6.495%, 04/20/37	1,888
3,738	Series 2008-75, Class SP, IF, IO, 7.315%, 08/20/38	686
5,134	Series 2009-14, Class KS, IF, IO, 6.145%, 03/20/39	738
1,470	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	304
12,383	Series 2009-14, Class SA, IF, IO, 5.925%, 03/20/39	1,712
1,732	Series 2009-45, Class PB, 4.500%, 07/16/33	1,748
9,550	Series 2009-61, Class PD, 5.000%, 03/16/38	10,048
14,001	Series 2009-106, Class XL, IF, IO, 6.595%, 06/20/37	1,979
1,024	Series 2010-14, Class QP, 6.000%, 12/20/39	1,091
8,482	Series 2011-48, Class QA, 5.000%, 08/16/39	9,109
13,928	Series 2012-84, Class AB, 5.000%, 07/16/33	14,734
15,972	Series 2012-96, Class WP, 6.500%, 08/16/42	18,274
4,428	Series 2013-88, Class WA, VAR, 4.980%, 06/20/30	4,846
28,663	Series 2013-H05, Class FB, VAR, 0.557%, 02/20/62	28,691

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	NCUA Guaranteed Notes Trust,
13,830	Series 2010-R3, Class 1A, VAR, 0.716%, 12/08/20	13,958
5,361	Series 2010-R3, Class 3A, 2.400%, 12/08/20	5,429
8	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	8

		649,736

	Non-Agency CMO — 1.3%
20,182	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	20,139
91	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	94
	Banc of America Mortgage Trust,
1,389	Series 2004-4, Class 4A1, 4.750%, 05/25/19	1,424
1,710	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,730
2,716	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,791
	BCAP LLC Trust,
2,137	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	2,198
134	Series 2010-RR10, Class 4A5, VAR, 1.655%, 09/27/37 (e)	134
2,505	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	2,627
3,742	Series 2010-RR9, Class 1A3, VAR, 2.631%, 08/28/37 (e)	3,751
135	Series 2011-RR2, Class 3A3, VAR, 2.656%, 11/21/35 (e)	134
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,460
166	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.410%, 10/25/33	167
1,196	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	1,196
	CHL Mortgage Pass-Through Trust,
829	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	845
280	Series 2004-8, Class 2A1, 4.500%, 06/25/19	289
568	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	589
	Citigroup Mortgage Loan Trust,
4,430	Series 2008-AR4, Class 1A1A, VAR, 2.730%, 11/25/38 (e)	4,434
6,160	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	6,324
	Citigroup Mortgage Loan Trust, Inc.,
371	Series 2003-UP3, Class A1, 7.000%, 09/25/33	381
1,620	Series 2004-UST1, Class A6, VAR, 2.445%, 08/25/34	1,553
	Credit Suisse First Boston Mortgage Securities Corp.,
290	Series 2003-17, Class 2A6, 3.500%, 07/25/18	290
782	Series 2003-23, Class 8A1, 5.000%, 09/25/18	795
1,317	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,339
1,633	CSMC, Series 2010-1R, Class 9A1, VAR, 2.785%, 06/27/37 (e)	1,645
762	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.343%, 12/25/14	768
1,031	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,040
1,280	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,287
3,040	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.854%, 10/19/33	3,001
7,477	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	7,303
2,570	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.515%, 02/25/35	2,486
	JP Morgan Mortgage Trust,
3,180	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	3,221
4,338	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	4,344
3	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	3
	MASTR Alternative Loan Trust,
122	Series 2004-8, Class 6A1, 5.500%, 09/25/19	126
1,786	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,814
	MASTR Asset Securitization Trust,
326	Series 2002-7, Class 1A1, 5.500%, 11/25/17	335
704	Series 2003-2, Class 1A1, 5.000%, 03/25/18	708

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
450	Series 2003-11, Class 10A1, 5.000%, 12/25/18	453
1,070	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,075
2	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	2
126	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	128
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
689	Series 2005-AR1, Class 1A1, VAR, 2.577%, 02/25/35	689
136	Series 2005-AR2, Class 3A1, VAR, 0.405%, 05/25/35	135
2,122	Series 2005-AR6, Class 4A1, VAR, 0.415%, 12/25/35	1,000
1,525	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,542
496	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	497
20	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	20
	Springleaf Mortgage Loan Trust,
5,558	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	5,636
3,415	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,413
2,402	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,394
3,562	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	3,553
15,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.471%, 02/25/15	15,000
2,226	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	2,277
4,482	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	4,414
	Wells Fargo Mortgage-Backed Securities Trust,
1,304	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	1,307
21	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	21
3,328	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	3,337
1,238	Series 2004-EE, Class 2A2, VAR, 2.610%, 12/25/34	1,259
1,660	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	1,698
1,612	Series 2004-O, Class A1, VAR, 2.615%, 08/25/34	1,602

		138,217

	Total Collateralized Mortgage Obligations (Cost $781,194)	787,953

Commercial Mortgage-Backed Securities — 3.9%
	A10 Securitization LLC,
1,193	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,193
2,821	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,833
	A10 Term Asset Financing LLC,
11,265	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	11,363
2,992	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,995
	Banc of America Commercial Mortgage Trust,
14,923	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,784
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,313
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,335
17,870	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	19,320
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.627%, 06/10/39	6,809
4,355	Series 2005-6, Class B, VAR, 5.348%, 09/10/47	4,511
	Bear Stearns Commercial Mortgage Securities Trust,
851	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	851
2,247	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,264
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.400%, 07/15/44	10,304
11,367	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	12,041

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,191
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,331
233	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.061%, 01/17/32	233
17,153	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	18,042
14,775	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	15,406
	DBRR Trust,
8,493	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	8,479
7,076	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,113
3,266	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	3,297
61	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	61
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,792
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.559%, 12/15/44	5,020
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,896
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,169
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,009
8,035	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	8,097
	LB-UBS Commercial Mortgage Trust,
6,590	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	6,613
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,080
11,532	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,447
3,760	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,165
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.862%, 05/12/39	5,164
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	20,327
14,989	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	16,390
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, Class C, VAR, 5.302%, 01/14/42	5,810
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,632
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,449
	Morgan Stanley Re-REMIC Trust,
13,043	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	12,994
9,590	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	9,618
	NCUA Guaranteed Notes Trust,
11,764	Series 2010-C1, Class A1, 1.600%, 10/29/20	11,818
2,017	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,073
6,240	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,246
2,595	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	2,595
3,010	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	3,010
	TIAA Seasoned Commercial Mortgage Trust,
3,053	Series 2007-C4, Class A3, VAR, 5.563%, 08/15/39	3,057
27,750	Series 2007-C4, Class AJ, VAR, 5.563%, 08/15/39	28,611
	Wachovia Bank Commercial Mortgage Trust,
1,253	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,253
20,957	Series 2005-C22, Class AM, VAR, 5.494%, 12/15/44	21,719
5,848	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	5,846
2,148	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,156

	Total Commercial Mortgage-Backed Securities (Cost $451,806)	439,125

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 20.1%
	Consumer Discretionary — 1.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,025	1.400%, 11/02/17	2,019
4,050	2.600%, 12/01/16	4,180
525	5.500%, 01/15/16	553

		6,752

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,093
2,210	1.375%, 08/01/17 (e)	2,210
4,250	1.450%, 08/01/16 (e)	4,281
3,365	1.650%, 04/10/15 (e)	3,378
1,262	1.875%, 01/11/18 (e)	1,271
3,350	2.300%, 01/09/15 (e)	3,356
3,335	2.625%, 09/15/16 (e)	3,428

		19,017

	Media — 0.7%
	21st Century Fox America, Inc.,
360	5.300%, 12/15/14	361
1,495	7.600%, 10/11/15	1,582
315	8.000%, 10/17/16	355
556	British Sky Broadcasting Group plc, (United Kingdom), 2.625%, 09/16/19 (e)	561
	CBS Corp.,
1,500	1.950%, 07/01/17	1,515
3,500	2.300%, 08/15/19	3,500
	Comcast Corp.,
675	4.950%, 06/15/16	717
1,685	5.850%, 11/15/15	1,769
1,950	5.875%, 02/15/18	2,211
1,370	5.900%, 03/15/16	1,461
416	6.500%, 01/15/17	463
	Cox Communications, Inc.,
1,988	5.450%, 12/15/14	1,991
505	5.500%, 10/01/15	525
1,190	5.875%, 12/01/16 (e)	1,296
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,839
4,030	2.400%, 03/15/17	4,122
3,131	3.125%, 02/15/16	3,215
1,813	3.500%, 03/01/16	1,870
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,223
4,907	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,525
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,929
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,003
1,550	1.300%, 02/23/17	1,550
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,275
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,357
2,629	5.875%, 11/15/16	2,867
	Viacom, Inc.,
1,935	1.250%, 02/27/15	1,938
1,133	2.200%, 04/01/19	1,118
4,700	2.500%, 12/15/16	4,813
653	2.500%, 09/01/18	662
1,675	6.250%, 04/30/16	1,798
1,696	Walt Disney Co. (The), 0.875%, 05/30/17	1,689

		80,100

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
851	5.900%, 12/01/16	930
1,485	7.450%, 07/15/17	1,702
1,090	7.875%, 07/15/15	1,137
645	Target Corp., 2.300%, 06/26/19	652

		4,421

	Specialty Retail — 0.0% (g)
485	AutoZone, Inc., 5.750%, 01/15/15	488
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,205
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,896
105	5.000%, 10/15/15	109

		5,698

	Total Consumer Discretionary	115,988

	Consumer Staples — 1.0%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
2,230	5.000%, 03/01/19	2,499
5,847	5.050%, 10/15/16	6,293
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,345
2,375	1.125%, 01/27/17	2,388
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	757

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
1,550	7.750%, 01/15/19	1,891
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,433
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,400
1,773	1.800%, 09/01/16	1,810
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	464
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,798
400	5.300%, 10/28/15	417
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,562
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,747
1,160	Molson Coors Brewing Co., 2.000%, 05/01/17	1,175
2,250	PepsiCo, Inc., 0.700%, 02/26/16	2,256
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,246
630	2.450%, 01/15/17 (e)	645
3,069	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	3,360

		42,486

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
3,125	2.250%, 12/05/18	3,169
2,370	3.250%, 05/18/15	2,400
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,890
4,765	2.300%, 01/15/19	4,787
890	3.900%, 10/01/15	912
1,200	4.950%, 01/15/15	1,206
500	6.400%, 08/15/17	563
	Sysco Corp.,
1,097	1.450%, 10/02/17	1,105
2,350	5.250%, 02/12/18	2,616
3,055	Walgreen Co., 1.800%, 09/15/17	3,076
742	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	748
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,923

		25,395

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,224
2,495	4.100%, 03/15/16	2,587
500	5.100%, 07/15/15	513
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,397
275	6.000%, 11/27/17 (e)	310
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,489
1,529	1.350%, 09/10/15	1,537
1,190	General Mills, Inc., 0.875%, 01/29/16	1,193
	Kellogg Co.,
729	1.750%, 05/17/17	738
3,095	1.875%, 11/17/16	3,157
1,200	3.250%, 05/21/18	1,256
5,324	4.450%, 05/30/16	5,602
	Kraft Foods Group, Inc.,
143	2.250%, 06/05/17	146
1,340	6.125%, 08/23/18	1,539
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,310
2,145	4.125%, 02/09/16	2,226
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,452
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,736
2,130	6.600%, 04/01/16	2,288

		41,700

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	427

	Total Consumer Staples	110,008

	Energy — 1.8%
	Energy Equipment & Services — 0.3%
8,168	Halliburton Co., 1.000%, 08/01/16	8,190
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	6,031
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	895
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,119
2,450	3.450%, 08/01/15	2,492
2,700	Pride International, Inc., 8.500%, 06/15/19	3,322
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,902
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	4,820
528	4.950%, 11/15/15	541
1,300	6.000%, 03/15/18	1,367
370	7.375%, 04/15/18	403

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
1,750	Weatherford International LLC, 6.350%, 06/15/17	1,924
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	561
700	6.000%, 03/15/18	773
1,160	9.625%, 03/01/19	1,450

		37,790

	Oil, Gas & Consumable Fuels — 1.5%
5,529	Anadarko Petroleum Corp., 5.950%, 09/15/16	5,972
	Apache Corp.,
3,990	1.750%, 04/15/17	4,017
1,030	5.625%, 01/15/17	1,119
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,853
	Boardwalk Pipelines LP,
1,550	5.200%, 06/01/18	1,639
2,160	5.500%, 02/01/17	2,312
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,126
7,802	1.375%, 11/06/17	7,769
2,935	1.846%, 05/05/17	2,978
4,040	3.200%, 03/11/16	4,162
4,975	3.875%, 03/10/15	5,022
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	769
3,660	4.900%, 12/01/14	3,660
2,585	5.700%, 05/15/17	2,848
1,620	5.900%, 02/01/18	1,820
800	Chevron Corp., 1.718%, 06/24/18	805
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,255
1,065	ConocoPhillips, 6.650%, 07/15/18	1,245
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,384
6,180	Devon Energy Corp., 2.250%, 12/15/18	6,194
	Enterprise Products Operating LLC,
698	Series L, 6.300%, 09/15/17	789
9,037	Series N, 6.500%, 01/31/19	10,506
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,697
685	5.625%, 06/01/19	788
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	1,000
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,034
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,767
	Marathon Oil Corp.,
6,163	0.900%, 11/01/15	6,167
1,195	6.000%, 10/01/17	1,339
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,147
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	363
1,075	1.750%, 02/15/17	1,090
3,045	ONEOK Partners LP, 3.200%, 09/15/18	3,142
5,450	Petrobras Global Finance B.V., (Netherlands), 3.250%, 03/17/17	5,372
	Petrobras International Finance Co. S.A., (Cayman Islands),
8,292	3.500%, 02/06/17	8,222
1,645	3.875%, 01/27/16	1,652
4,300	6.125%, 10/06/16	4,490
2,672	7.875%, 03/15/19	2,943
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,618
2,091	Phillips 66, 2.950%, 05/01/17	2,164
	Plains All American Pipeline LP/PAA Finance Corp.,
2,547	6.125%, 01/15/17	2,805
5,505	6.500%, 05/01/18	6,328
4,907	Southwestern Energy Co., 7.500%, 02/01/18	5,650
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,131
929	Spectra Energy Partners LP, 2.950%, 09/25/18	958
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	239
548	1.950%, 11/08/18	552
2,480	2.250%, 11/08/19	2,493
1,379	3.125%, 08/17/17	1,448
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,332
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,490
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,476
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	289

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
508	1.000%, 08/12/16	510
924	1.500%, 02/17/17	934
716	1.550%, 06/28/17	722
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,284
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	785
400	3.400%, 06/01/15	406
1,040	6.500%, 08/15/18	1,206
249	7.690%, 06/30/16	274
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,324

		164,875

	Total Energy	202,665

	Financials — 11.0%
	Banks — 4.5%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,443
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,346
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,932
	Australia & New Zealand Banking Group Ltd., (Australia),
1,378	1.875%, 10/06/17	1,398
1,700	3.250%, 03/01/16 (e)	1,757
2,800	Reg. S, 3.250%, 03/01/16	2,893
	Bank of America Corp.,
2,765	1.700%, 08/25/17	2,772
23,485	2.000%, 01/11/18	23,646
4,070	Series L, 2.600%, 01/15/19	4,127
5,325	Series L, 2.650%, 04/01/19	5,401
3,715	3.625%, 03/17/16	3,839
3,455	Series 1, 3.750%, 07/12/16	3,600
3,015	3.875%, 03/22/17	3,180
3,000	4.500%, 04/01/15	3,039
570	4.750%, 08/01/15	585
968	Series C, 5.000%, 01/15/15	973
4,750	Series B, 5.300%, 09/30/15	4,932
4,455	5.625%, 10/14/16	4,808
1,500	Series L, 5.650%, 05/01/18	1,678
1,453	5.750%, 08/15/16	1,557
4,203	5.750%, 12/01/17	4,678
11,010	6.000%, 09/01/17	12,264
4,105	6.400%, 08/28/17	4,616
4,530	6.500%, 08/01/16	4,919
9,731	6.875%, 04/25/18	11,287
1,810	7.625%, 06/01/19	2,203
3,325	Bank of Montreal, (Canada), 0.800%, 11/06/15	3,333
	Bank of Nova Scotia (The), (Canada),
325	0.750%, 10/09/15	326
1,390	1.375%, 12/18/17	1,384
5,236	1.650%, 10/29/15 (e)	5,294
230	2.550%, 01/12/17	237
1,645	2.900%, 03/29/16	1,694
5,300	3.400%, 01/22/15	5,322
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,584
2,640	1.550%, 09/09/16 (e)	2,665
1,000	2.700%, 09/09/18 (e)	1,025
3,905	3.850%, 01/22/15 (e)	3,924
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,953
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,105
5,250	2.750%, 02/23/15	5,276
1,250	Series 1, 5.000%, 09/22/16	1,340
2,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	2,682
	BB&T Corp.,
673	1.450%, 01/12/18	670
6,720	1.600%, 08/15/17	6,749
2,230	2.150%, 03/22/17	2,275
11,035	3.200%, 03/15/16	11,356
312	3.950%, 04/29/16	326
1,878	5.200%, 12/23/15	1,964
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,694
675	Branch Banking & Trust Co., 1.050%, 12/01/16	676
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,373
3,000	2.600%, 07/02/15 (e)	3,040
2,000	Capital One Bank USA N.A., 2.250%, 02/13/19	2,000
	Citigroup, Inc.,
2,280	1.550%, 08/14/17	2,279
3,455	1.700%, 07/25/16	3,489
4,077	1.750%, 05/01/18	4,059

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,392	1.850%, 11/24/17	2,401
2,700	2.500%, 09/26/18	2,748
2,770	2.500%, 07/29/19	2,792
6,381	3.953%, 06/15/16	6,657
12,570	4.450%, 01/10/17	13,366
1,743	4.700%, 05/29/15	1,778
5,621	4.750%, 05/19/15	5,729
600	5.850%, 08/02/16	647
8,080	6.010%, 01/15/15	8,131
5,349	6.125%, 11/21/17	6,023
	Comerica, Inc.,
1,050	2.125%, 05/23/19	1,048
2,040	3.000%, 09/16/15	2,079
1,450	Commonwealth Bank of Australia, (Australia), 1.900%, 09/18/17	1,472
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,076
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,422
	Fifth Third Bancorp,
470	2.300%, 03/01/19	474
7,487	3.625%, 01/25/16	7,720
	Fifth Third Bank,
2,250	1.350%, 06/01/17	2,255
600	1.450%, 02/28/18	596
2,840	2.375%, 04/25/19	2,867
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,486
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,224
1,560	KeyBank N.A., 1.650%, 02/01/18	1,562
10,775	KeyCorp, 2.300%, 12/13/18	10,858
	Manufacturers & Traders Trust Co.,
2,850	1.450%, 03/07/18	2,830
1,000	2.250%, 07/25/19	1,007
350	6.625%, 12/04/17	400
	Mizuho Bank Ltd., (Japan),
1,000	2.450%, 04/16/19 (e)	1,004
1,189	2.650%, 09/25/19 (e)	1,205
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,911
960	2.750%, 09/28/15 (e)	977
900	2.750%, 03/09/17	931
3,107	3.000%, 07/27/16 (e)	3,217
2,340	3.750%, 03/02/15 (e)	2,360
1,850	National City Bank, 5.800%, 06/07/17	2,047
8,246	National City Corp., 4.900%, 01/15/15	8,289
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,727
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,781
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,198
2,045	3.625%, 02/08/15	2,057
2,155	4.250%, 09/21/15	2,218
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	492
890	1.500%, 01/16/18	890
3,500	2.200%, 07/27/18	3,558
12,250	2.300%, 07/20/16	12,551
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	886
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,617
5,560	3.500%, 01/20/17	5,831
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,234
6,100	2.200%, 07/29/15 (e)	6,174
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,540
1,705	2.450%, 07/27/15	1,729
	Wachovia Corp.,
22,005	5.625%, 10/15/16	23,853
2,165	5.750%, 06/15/17	2,409
6,317	5.750%, 02/01/18	7,134
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,050
1,310	1.250%, 02/13/15	1,312
1,750	1.250%, 07/20/16	1,763
1,495	1.400%, 09/08/17	1,500
1,751	1.500%, 07/01/15	1,764
6,780	2.125%, 04/22/19	6,809
1,040	2.625%, 12/15/16	1,074
5,185	SUB, 3.676%, 06/15/16	5,412
	Wells Fargo Bank N.A.,
4,310	Series AI, 4.750%, 02/09/15	4,345
1,500	5.000%, 08/15/15	1,548
3,375	5.600%, 03/15/16	3,583

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,159
7,973	3.000%, 12/09/15	8,178
4,790	4.200%, 02/27/15	4,833

		506,765

	Capital Markets — 2.5%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,328
1,961	1.200%, 02/20/15	1,963
3,518	1.300%, 01/25/18	3,491
610	2.200%, 03/04/19	614
1,100	Series G, 2.200%, 05/15/19	1,106
6,277	2.500%, 01/15/16	6,417
3,430	Series 1, 2.950%, 06/18/15	3,479
6,900	BlackRock, Inc., 3.500%, 12/10/14	6,904
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,007
9,420	Credit Suisse, (Switzerland), 3.500%, 03/23/15	9,511
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,267
12,188	5.125%, 08/15/15	12,585
395	5.850%, 08/16/16	428
	Deutsche Bank AG, (Germany),
5,480	1.350%, 05/30/17	5,472
1,430	2.500%, 02/13/19	1,457
9,590	3.250%, 01/11/16	9,850
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,716
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	731
2,509	2.375%, 01/22/18	2,554
3,402	2.625%, 01/31/19	3,446
13,546	3.300%, 05/03/15	13,700
17,355	3.625%, 02/07/16	17,897
14,915	3.700%, 08/01/15	15,216
1,081	5.350%, 01/15/16	1,134
8,390	5.950%, 01/18/18	9,413
7,993	6.150%, 04/01/18	9,052
6,481	7.500%, 02/15/19	7,767
	ING Bank N.V., (Netherlands),
3,772	2.000%, 09/25/15 (e)	3,811
3,000	3.750%, 03/07/17 (e)	3,163
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,530
600	5.125%, 04/13/18	652
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,752
2,047	2.600%, 06/24/19 (e)	2,075
3,303	5.000%, 02/22/17 (e)	3,559
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,179
3,675	4.875%, 08/10/17 (e)	3,963
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,128
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,082
7,590	2.375%, 07/23/19	7,578
5,101	2.500%, 01/24/19	5,161
6,250	4.100%, 01/26/15	6,283
5,040	4.750%, 03/22/17	5,413
3,055	5.375%, 10/15/15	3,181
1,645	5.550%, 04/27/17	1,800
1,655	5.750%, 10/18/16	1,792
7,570	5.950%, 12/28/17	8,498
8,780	6.000%, 04/28/15	8,975
700	6.250%, 08/28/17	785
7,151	6.625%, 04/01/18	8,225
2,250	7.300%, 05/13/19	2,702
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,424
8,505	5.000%, 03/04/15	8,595
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,436
	State Street Corp.,
920	1.350%, 05/15/18	911
2,015	5.375%, 04/30/17	2,213
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,600
	UBS AG, (Switzerland),
5,299	3.875%, 01/15/15	5,321
3,126	5.750%, 04/25/18	3,533

		286,825

	Consumer Finance — 2.0%
	American Express Centurion Bank,
950	0.875%, 11/13/15	952
1,633	5.950%, 06/12/17	1,822
1,645	6.000%, 09/13/17	1,847
720	American Express Co., 5.500%, 09/12/16	777

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,724
3,635	1.300%, 07/29/16	3,657
3,450	2.125%, 03/18/19	3,465
8,545	2.250%, 08/15/19	8,601
983	2.375%, 03/24/17	1,009
4,280	2.750%, 09/15/15	4,356
8,262	2.800%, 09/19/16	8,551
2,150	5.300%, 12/02/15	2,253
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,674
1,409	1.125%, 10/07/16	1,421
2,085	1.450%, 02/27/15 (e)	2,091
4,150	1.600%, 02/16/18 (e)	4,156
1,725	2.500%, 09/21/15 (e)	1,755
2,200	3.500%, 03/16/15 (e)	2,220
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,539
3,075	2.150%, 03/23/15	3,090
613	2.450%, 04/24/19	616
7,098	3.150%, 07/15/16	7,328
1,330	5.500%, 06/01/15	1,362
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,633
1,270	0.700%, 02/26/16	1,273
2,115	1.000%, 11/25/16	2,124
630	1.050%, 03/26/15	631
3,515	1.125%, 12/15/14	3,516
760	Series G, 2.050%, 08/01/16	777
275	2.650%, 04/01/16	282
1,700	5.500%, 03/15/16	1,806
1,455	7.050%, 10/01/18	1,730
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,568
2,578	1.700%, 05/09/16	2,598
2,900	2.375%, 01/16/18	2,935
6,146	2.375%, 03/12/19	6,139
1,000	2.750%, 05/15/15	1,009
6,233	3.000%, 06/12/17	6,426
15,786	3.984%, 06/15/16	16,439
6,730	4.207%, 04/15/16	7,003
2,100	4.250%, 02/03/17	2,217
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,294
2,185	5.250%, 04/15/15	2,223
1,120	5.500%, 01/19/16	1,179
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,454
3,333	2.625%, 09/24/18	3,433
	John Deere Capital Corp.,
536	0.700%, 09/04/15	538
1,418	0.875%, 04/17/15	1,421
1,351	1.550%, 12/15/17	1,355
790	1.850%, 09/15/16	805
2,600	1.950%, 03/04/19	2,601
2,360	2.000%, 01/13/17	2,409
2,400	2.250%, 06/07/16	2,460
1,335	2.950%, 03/09/15	1,345
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,753
3,883	1.800%, 03/15/18 (e)	3,886
1,900	2.350%, 03/04/19 (e)	1,920
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,314
	Toyota Motor Credit Corp.,
3,576	1.250%, 10/05/17	3,579
7,395	1.375%, 01/10/18	7,393
5,195	2.050%, 01/12/17	5,320
2,250	2.100%, 01/17/19	2,268
3,500	2.125%, 07/18/19	3,535
1,200	2.800%, 01/11/16	1,231
2,737	3.200%, 06/17/15	2,780
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,461
2,363	2.375%, 03/22/17 (e)	2,422
2,050	2.875%, 04/01/16 (e)	2,107

		220,858

	Diversified Financial Services — 0.9%
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,080
500	Boeing Capital Corp., 2.125%, 08/15/16	512
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,966
480	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	523
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,976
5,897	1.600%, 11/20/17	5,956

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
6,948	1.625%, 07/02/15	7,002
5,476	2.300%, 04/27/17	5,637
2,000	2.900%, 01/09/17	2,081
12,870	3.500%, 06/29/15	13,110
2,345	4.375%, 09/21/15	2,420
5,585	5.000%, 01/08/16	5,858
1,000	5.375%, 10/20/16	1,084
1,122	5.400%, 02/15/17	1,229
6,370	5.625%, 09/15/17	7,117
11,575	5.625%, 05/01/18	13,115
1,775	6.000%, 08/07/19	2,085
605	Series A, 6.900%, 09/15/15	636
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,544
2,000	MBNA Corp., 5.000%, 06/15/15	2,045
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	497
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	534
3,250	1.900%, 08/10/18	3,290
3,052	3.100%, 06/28/15	3,100
849	3.250%, 09/22/15	869
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,306
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,543

		98,115

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,056
5,000	5.600%, 05/15/15	5,115
1,375	5.800%, 03/15/18	1,557
	American International Group, Inc.,
4,768	Series NOTE, 2.300%, 07/16/19	4,811
4,436	5.600%, 10/18/16	4,802
2,111	5.850%, 01/16/18	2,379
	Aon Corp.,
201	3.125%, 05/27/16	207
2,343	3.500%, 09/30/15	2,398
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,281
2,680	Chubb Corp. (The), 5.750%, 05/15/18	3,051
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	4,848
1,437	6.500%, 08/15/16	1,565
1,255	6.950%, 01/15/18	1,437
1,790	7.350%, 11/15/19	2,157
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	2,003
596	Lincoln National Corp., 8.750%, 07/01/19	755
2,340	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	2,358
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,117
1,085	3.125%, 04/14/16 (e)	1,121
	Metropolitan Life Global Funding I,
1,700	1.300%, 04/10/17 (e)	1,702
3,250	1.500%, 01/10/18 (e)	3,255
5,081	2.500%, 09/29/15 (e)	5,165
1,900	3.125%, 01/11/16 (e)	1,956
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	592
3,951	2.150%, 06/18/19 (e)	3,978
920	2.450%, 07/14/16 (e)	945
5,665	3.000%, 05/04/15 (e)	5,730
4,120	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	4,092
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,314
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,153
730	1.125%, 09/18/15 (e)	734
2,969	2.250%, 10/15/18 (e)	3,006
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,021
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,570
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,260
1,000	5.750%, 12/15/17	1,128
2,561	6.250%, 06/20/16	2,775

		98,394

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	720
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,420
825	5.950%, 02/15/17	904
	ERP Operating LP,
2,538	2.375%, 07/01/19	2,550

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
219	5.125%, 03/15/16	231
1,176	5.375%, 08/01/16	1,260
566	5.750%, 06/15/17	628
	HCP, Inc.,
1,095	6.700%, 01/30/18	1,261
4,212	7.072%, 06/08/15	4,345
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	238
285	3.625%, 03/15/16	295
295	6.200%, 06/01/16	318
2,250	Realty Income Corp., 2.000%, 01/31/18	2,263
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,024
2,737	2.200%, 02/01/19	2,769
	Ventas Realty LP/Ventas Capital Corp.,
1,569	2.000%, 02/15/18	1,576
1,060	3.125%, 11/30/15	1,083

		23,885

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	521

	Total Financials	1,235,363

	Health Care — 1.0%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,198
6,330	2.125%, 05/15/17	6,433
3,345	2.200%, 05/22/19	3,345
1,403	2.300%, 06/15/16	1,431
100	5.850%, 06/01/17	111
435	6.150%, 06/01/18	498
3,140	Biogen Idec, Inc., 6.875%, 03/01/18	3,654
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,517
2,346	2.450%, 10/15/15	2,381
905	Gilead Sciences, Inc., 2.050%, 04/01/19	910

		22,478

	Health Care Equipment & Supplies — 0.0% (g)
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,939

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,140
2,640	2.200%, 03/15/19	2,645
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,872
846	2.400%, 11/15/19	848
1,469	4.000%, 06/15/15	1,499
315	5.800%, 10/15/16	345
1,045	6.000%, 06/15/17	1,174
	Express Scripts Holding Co.,
2,280	1.250%, 06/02/17	2,265
1,530	2.100%, 02/12/15	1,534
	Laboratory Corp. of America Holdings,
2,562	2.200%, 08/23/17	2,600
2,618	2.500%, 11/01/18	2,654
2,214	3.125%, 05/15/16	2,280
3,250	5.625%, 12/15/15	3,414
	McKesson Corp.,
544	0.950%, 12/04/15	546
1,698	2.284%, 03/15/19	1,700
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	833
1,405	7.125%, 03/15/18	1,635
	Quest Diagnostics, Inc.,
2,215	3.200%, 04/01/16	2,275
800	5.450%, 11/01/15	833
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,593
1,042	1.400%, 10/15/17	1,047
250	1.875%, 11/15/16	255
380	5.375%, 03/15/16	403
935	6.000%, 06/15/17	1,047
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,746
	WellPoint, Inc.,
2,220	2.250%, 08/15/19	2,209
1,865	2.300%, 07/15/18	1,886
428	5.875%, 06/15/17	474

		43,752

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	683
	Thermo Fisher Scientific, Inc.,
2,165	1.300%, 02/01/17	2,163
1,000	1.850%, 01/15/18	1,001
3,143	3.200%, 03/01/16	3,232
2,455	5.000%, 06/01/15	2,507

		9,586

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,100	1.200%, 11/06/15	1,104
2,360	1.750%, 11/06/17	2,372
3,090	Actavis, Inc., 1.875%, 10/01/17	3,079
1,075	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	1,144
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	818
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	661
1,165	Hospira, Inc., 6.050%, 03/30/17	1,271
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,553
2,400	Mylan, Inc., 1.350%, 11/29/16	2,398
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	369
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,774
1,815	Sanofi, (France), 1.250%, 04/10/18	1,806
3,950	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	4,050
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,081
875	Zoetis, Inc., 1.875%, 02/01/18	867

		30,347

	Total Health Care	108,102

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,625
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,439
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,244
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,900
1,300	7.650%, 05/01/16	1,425
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,026
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,071
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,378
	Textron, Inc.,
655	5.600%, 12/01/17	726
3,910	6.200%, 03/15/15	3,969
595	United Technologies Corp., 1.800%, 06/01/17	606

		20,409

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,069
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,719
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,254
3,313	6.375%, 03/11/15	3,365
1,800	7.125%, 12/15/17	2,075
350	7.375%, 03/11/19	423

		18,905

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	997

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,470
6,084	1.500%, 11/02/17	6,089
	Emerson Electric Co.,
700	4.875%, 10/15/19	785
1,700	5.000%, 12/15/14	1,703

		11,047

	Industrial Conglomerates — 0.0% (g)
800	Cooper U.S., Inc., 5.450%, 04/01/15	813
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	546
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	723

		2,082

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	239
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	937
1,909	1.950%, 03/01/19	1,922

		3,098

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,608
1,750	5.750%, 03/15/18	1,989
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,348
	CSX Corp.,
1,532	6.250%, 04/01/15	1,561

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
1,028	6.250%, 03/15/18	1,176
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,961
1,012	2.750%, 03/15/17 (e)	1,045
3,038	5.600%, 05/01/15 (e)	3,101
1,841	6.200%, 11/01/16 (e)	2,017
1,035	6.375%, 10/15/17 (e)	1,172
	Norfolk Southern Corp.,
1,100	5.750%, 01/15/16	1,161
1,500	5.900%, 06/15/19	1,739
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,900
527	2.500%, 06/15/19 (e)	527
2,103	3.125%, 05/11/15 (e)	2,125
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,704
885	2.550%, 06/01/19	892
1,000	3.600%, 03/01/16	1,033
	Union Pacific Corp.,
1,075	5.650%, 05/01/17	1,179
1,455	7.000%, 02/01/16	1,557

		40,795

	Total Industrials	97,333

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,706
2,230	2.125%, 03/01/19	2,246
1,960	5.500%, 02/22/16	2,078

		6,030

	Electronic Equipment, Instruments & Components — 0.1%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,613
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,354
5,285	3.375%, 11/01/15	5,394

		11,361

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,874
1,360	1.625%, 10/15/15	1,372
1,379	2.200%, 08/01/19	1,371

		5,617

	IT Services — 0.2%
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,011
5,860	1.950%, 07/22/16	5,987
300	Xerox Business Services LLC, 5.200%, 06/01/15	307
	Xerox Corp.,
5,000	2.750%, 03/15/19	5,046
634	2.950%, 03/15/17	655
4,540	4.250%, 02/15/15	4,574
1,390	6.750%, 02/01/17	1,544

		20,124

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,006
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,278
1,988	6.600%, 06/15/17	2,257
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,734

		16,275

	Software — 0.1%
8,282	Intuit, Inc., 5.750%, 03/15/17	9,095
349	Microsoft Corp., 0.875%, 11/15/17	346
	Oracle Corp.,
1,660	2.375%, 01/15/19	1,696
5,155	5.250%, 01/15/16	5,430

		16,567

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
6,276	0.450%, 05/03/16	6,276
5,915	2.100%, 05/06/19	5,980
6,900	EMC Corp., 1.875%, 06/01/18	6,873
4,472	Hewlett-Packard Co., 2.125%, 09/13/15	4,519

		23,648

	Total Information Technology	99,622

	Materials — 0.7%
	Chemicals — 0.4%
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,998
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,180
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,900
3,225	3.250%, 01/15/15	3,236

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
2,840	5.250%, 12/15/16	3,088
	Ecolab, Inc.,
733	1.000%, 08/09/15	736
520	1.450%, 12/08/17	518
2,100	2.375%, 12/08/14	2,101
3,765	3.000%, 12/08/16	3,902
	Monsanto Co.,
800	1.850%, 11/15/18	800
1,406	2.125%, 07/15/19	1,406
960	2.750%, 04/15/16	986
1,841	5.125%, 04/15/18	2,049
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,266
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,300
840	6.650%, 03/15/18	969
	Praxair, Inc.,
830	4.625%, 03/30/15	841
3,390	5.375%, 11/01/16	3,685
502	Rohm & Haas Co., 6.000%, 09/15/17	561

		40,522

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
285	4.125%, 01/15/16	295
975	6.000%, 09/30/16	1,057

		1,352

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
5,035	1.625%, 02/24/17	5,102
1,365	1.875%, 11/21/16	1,391
375	5.250%, 12/15/15	393
	Freeport-McMoRan, Inc.,
5,660	1.400%, 02/13/15	5,672
2,417	2.150%, 03/01/17	2,437
350	2.375%, 03/15/18	352
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,668
530	5.850%, 06/01/18	599
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	4,958
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,172
897	2.250%, 09/20/16	916
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,037
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	5,497
3,315	3.150%, 01/15/17	3,407

		39,601

	Total Materials	81,475

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
6,383	0.900%, 02/12/16	6,378
400	1.400%, 12/01/17	398
596	1.600%, 02/15/17	601
3,260	1.700%, 06/01/17	3,290
2,765	2.300%, 03/11/19	2,799
1,310	2.375%, 11/27/18	1,328
666	2.500%, 08/15/15	676
200	2.950%, 05/15/16	206
4,526	5.500%, 02/01/18	5,037
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,437
1,992	2.350%, 02/14/19	2,001
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,925
4,860	5.750%, 03/23/16	5,162
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,538
1,056	Orange S.A., (France), 2.750%, 02/06/19	1,082
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	880
1,121	3.992%, 02/16/16	1,161
1,280	4.949%, 01/15/15	1,286
500	6.421%, 06/20/16	540
	Verizon Communications, Inc.,
6,440	1.100%, 11/01/17	6,381
3,816	1.350%, 06/09/17	3,818
8,450	2.000%, 11/01/16	8,609
6,296	2.500%, 09/15/16	6,473
5,750	2.550%, 06/17/19	5,848

		70,854

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,262

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
685	5.750%, 01/15/15	689
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	2,951
1,335	7.500%, 03/15/15	1,361
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,537
4,340	1.625%, 03/20/17	4,357
1,396	5.625%, 02/27/17	1,525

		14,682

	Total Telecommunication Services	85,536

	Utilities — 1.0%
	Electric Utilities — 0.6%
2,898	American Electric Power Co., Inc., 1.650%, 12/15/17	2,912
	Arizona Public Service Co.,
4,295	6.250%, 08/01/16	4,675
400	8.750%, 03/01/19	507
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,022
525	Series 104, 5.950%, 08/15/16	570
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	469
1,480	5.250%, 01/15/18	1,649
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,123
505	2.150%, 11/15/16	516
1,565	3.350%, 04/01/15	1,580
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,145
1,019	Entergy Corp., 3.625%, 09/15/15	1,037
935	Entergy Louisiana LLC, 1.875%, 12/15/14	936
1,000	Exelon Corp., 4.900%, 06/15/15	1,021
565	Kansas City Power & Light Co., 5.850%, 06/15/17	627
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	825
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,045
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,730
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,762
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	933
496	1.339%, 09/01/15	499
355	2.600%, 09/01/15	360
250	6.000%, 03/01/19	288
5,665	7.875%, 12/15/15	6,079
530	Ohio Power Co., Series K, 6.000%, 06/01/16	569
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,661
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,998
1,567	PECO Energy Co., 1.200%, 10/15/16	1,577
875	Pennsylvania Electric Co., 6.050%, 09/01/17	976
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,202
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,031
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	457
370	Progress Energy, Inc., 5.625%, 01/15/16	390
890	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,061
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,409
	Public Service Electric & Gas Co.,
2,050	2.000%, 08/15/19	2,046
1,150	2.700%, 05/01/15	1,161
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,810
	Southern Co. (The),
973	1.300%, 08/15/17	972
4,440	1.950%, 09/01/16	4,520
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	572
	Virginia Electric and Power Co.,
787	1.200%, 01/15/18	782
820	5.000%, 06/30/19	929
448	5.950%, 09/15/17	505
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,189
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	3,000

		72,127

	Gas Utilities — 0.0% (g)
	CenterPoint Energy Resources Corp.,
1,627	6.125%, 11/01/17	1,837
2,715	6.150%, 05/01/16	2,912

		4,749

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,977
1,000	5.320%, 09/15/16	1,075

		6,052

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,006
1,320	6.375%, 07/15/16	1,429
1,785	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	1,774
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	385
800	Series B, 6.850%, 06/01/15	825
	CMS Energy Corp.,
1,000	5.050%, 02/15/18	1,096
330	8.750%, 06/15/19	419
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	2,945
	Consumers Energy Co.,
648	Series P, 5.500%, 08/15/16	698
455	6.125%, 03/15/19	533
	Dominion Resources, Inc.,
348	1.250%, 03/15/17	348
808	Series A, 1.400%, 09/15/17	806
335	2.250%, 09/01/15	339
650	Series C, 5.150%, 07/15/15	668
2,225	Series 07-A, 6.000%, 11/30/17	2,507
340	6.400%, 06/15/18	391
467	DTE Energy Co., 2.400%, 12/01/19	471
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,294
	NiSource Finance Corp.,
865	5.250%, 09/15/17	954
2,180	6.400%, 03/15/18	2,498
685	6.800%, 01/15/19	810
	Sempra Energy,
940	2.300%, 04/01/17	962
1,880	6.500%, 06/01/16	2,035
1,300	9.800%, 02/15/19	1,687
1,090	TECO Finance, Inc., 6.572%, 11/01/17	1,219

		29,099

	Total Utilities	112,027

	Total Corporate Bonds (Cost $2,231,964)	2,248,119

Foreign Government Securities — 0.4%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	30,758
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,404
6,530	2.950%, 02/05/15	6,559

	Total Foreign Government Securities (Cost $38,521)	38,721

Mortgage Pass-Through Securities — 4.2%
	Federal Home Loan Mortgage Corp.,
529	ARM, 1.633%, 08/01/37	533
2,161	ARM, 1.936%, 05/01/37	2,273
1,873	ARM, 1.949%, 03/01/37	1,975
457	ARM, 2.017%, 06/01/36	485
3,188	ARM, 2.050%, 10/01/36	3,378
1,588	ARM, 2.055%, 12/01/36	1,677
1,141	ARM, 2.111%, 04/01/37	1,209
909	ARM, 2.195%, 03/01/37	965
236	ARM, 2.209%, 03/01/35	250
1,320	ARM, 2.225%, 08/01/36	1,406
55	ARM, 2.235%, 01/01/27	58
975	ARM, 2.241%, 11/01/36	1,045
572	ARM, 2.250%, 11/01/37	611
892	ARM, 2.265%, 12/01/36	954
364	ARM, 2.299%, 12/01/36	388
793	ARM, 2.302%, 10/01/37	852
184	ARM, 2.320%, 02/01/37	196
83	ARM, 2.331%, 12/01/27	89
2,116	ARM, 2.340%, 01/01/37	2,264
200	ARM, 2.368%, 07/01/36	214
1,318	ARM, 2.395%, 08/01/37	1,425
5,405	ARM, 2.480%, 08/01/36 - 06/01/37	5,814
6,114	ARM, 2.482%, 06/01/37	6,579
238	ARM, 2.513%, 04/01/37	256
2	ARM, 2.518%, 12/01/17	2
526	ARM, 2.611%, 08/01/37	533
2,352	ARM, 2.659%, 04/01/38	2,534
2,144	ARM, 2.665%, 03/01/36	2,310
1,948	ARM, 2.668%, 01/01/38	2,104
1,089	ARM, 2.794%, 03/01/37	1,168
884	ARM, 2.826%, 02/01/37	953
4,177	ARM, 2.841%, 03/01/35	4,494
2,887	ARM, 2.901%, 10/01/35	3,111
5,420	ARM, 3.033%, 03/01/36	5,872
2	ARM, 5.751%, 01/01/27	2

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
31,160		4.000%, 07/01/18 - 06/01/26	33,329
465		4.500%, 04/01/16 - 10/01/18	489
9,010		5.000%, 03/01/18 - 01/01/21	9,568
19,383		5.500%, 08/01/19 - 01/01/24	21,260
6,285		6.000%, 08/01/16 - 12/01/23	6,709
5,077		6.500%, 07/01/16 - 08/01/21	5,298
2,020		7.000%, 03/01/17	2,091
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,031		6.000%, 01/01/19 - 10/01/24	1,167
3,871		6.500%, 08/01/18 - 03/01/26	4,404
53		7.500%, 10/01/16 - 07/01/18	55
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
28,292		5.500%, 03/01/34 - 07/01/37	31,948
279		6.000%, 07/01/32	318
567		7.000%, 08/01/38	634
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
10,736		7.500%, 12/01/36	12,927
3,026		10.000%, 10/01/30	3,437
78		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	81
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
17		8.000%, 04/01/17 - 05/01/19	17
5		8.250%, 08/01/17	6
		Federal National Mortgage Association,
49		ARM, 1.329%, 08/01/37	51
2,558		ARM, 1.482%, 08/01/37	2,755
1,011		ARM, 1.524%, 04/01/37	1,048
2,213		ARM, 1.712%, 07/01/37	2,307
1,333		ARM, 1.809%, 02/01/37	1,395
2,280		ARM, 1.818%, 01/01/37	2,433
16		ARM, 1.875%, 03/01/19	16
280		ARM, 1.898%, 01/01/35 - 07/01/37	295
13		ARM, 1.934%, 01/01/19	13
372		ARM, 2.043%, 07/01/37	387
16		ARM, 2.068%, 07/01/27	17
505		ARM, 2.089%, 05/01/36	540
1,037		ARM, 2.121%, 09/01/34	1,106
1,354		ARM, 2.155%, 07/01/36 - 10/01/36	1,450
731		ARM, 2.159%, 12/01/35	773
3,282		ARM, 2.205%, 12/01/36 - 01/01/37	3,517
1,638		ARM, 2.206%, 11/01/37	1,765
114		ARM, 2.213%, 04/01/36	115
134		ARM, 2.217%, 12/01/36	143
1,683		ARM, 2.231%, 11/01/37	1,803
19		ARM, 2.240%, 06/01/27	19
1,223		ARM, 2.242%, 08/01/36	1,333
1,208		ARM, 2.244%, 08/01/36	1,313
255		ARM, 2.258%, 08/01/36	273
2,195		ARM, 2.262%, 11/01/37	2,343
491		ARM, 2.269%, 10/01/36	497
11		ARM, 2.325%, 05/01/25	11
2,615		ARM, 2.332%, 03/01/37	2,798
–	(h)	ARM, 2.345%, 10/01/27	—	(h)
674		ARM, 2.351%, 04/01/37	723
28		ARM, 2.354%, 06/01/36	30
210		ARM, 2.365%, 12/01/36	224
1,474		ARM, 2.386%, 08/01/36	1,584
5		ARM, 2.397%, 08/01/36	5
288		ARM, 2.455%, 03/01/47	291
3		ARM, 2.480%, 08/01/17	3
1,160		ARM, 2.485%, 12/01/37	1,248
2		ARM, 2.625%, 08/01/19	2
469		ARM, 2.651%, 12/01/36	503
8		ARM, 2.723%, 10/01/25	8
3,564		ARM, 2.749%, 03/01/36	3,824
4,452		ARM, 2.918%, 03/01/36	4,773
3,664		ARM, 2.934%, 03/01/36	3,926
3,250		ARM, 2.944%, 10/01/35	3,476
6		ARM, 3.000%, 11/01/16	6
492		ARM, 3.020%, 04/01/38	499
		Federal National Mortgage Association, 15 Year, Single Family,
838		4.000%, 08/01/18 - 01/01/19	892
2,638		4.500%, 05/01/18 - 05/01/19	2,781
3,818		5.000%, 12/01/17 - 07/01/20	4,050
37,177		5.500%, 01/01/18 - 07/01/25	40,811
16,637		6.000%, 11/01/17 - 07/01/24	17,968
9,680		6.500%, 03/01/17 - 03/01/23	10,233
1,124		7.000%, 03/01/15 - 01/01/18	1,161
2		7.500%, 05/01/15	2
44		8.000%, 11/01/15 - 10/01/16	46
		Federal National Mortgage Association, 20 Year, Single Family,
1,023		5.500%, 05/01/27	1,147
1,667		6.000%, 03/01/18 - 04/01/24	1,887

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,790	6.500%, 03/01/17 - 03/01/25	3,174
799	7.000%, 08/01/20 - 08/01/21	864
2	7.500%, 06/01/16	2
8	8.000%, 11/01/15	8
	Federal National Mortgage Association, 30 Year, FHA/VA,
165	5.500%, 08/01/34	186
13	8.500%, 03/01/27	14
	Federal National Mortgage Association, 30 Year, Single Family,
24,216	5.000%, 10/01/39	26,966
34,601	5.500%, 12/01/32 - 04/01/37	39,119
21,869	6.000%, 04/01/35 - 01/01/38	24,985
14,908	6.500%, 03/01/26 - 10/01/38	16,967
6,184	7.000%, 04/01/37 - 08/01/37	7,009
92	8.000%, 12/01/30	104
4	8.500%, 09/01/21	4
25	9.000%, 02/01/31	26
22	9.500%, 07/01/28	25
7	10.000%, 02/01/24	7
	Federal National Mortgage Association, Other,
119	4.000%, 07/01/17	127
142	4.500%, 12/01/19	147
578	5.500%, 06/01/16 - 09/01/17	614
307	6.000%, 09/01/17	322
	Government National Mortgage Association II,
154	ARM, 1.625%, 07/20/21 - 01/20/28	159
58	ARM, 2.000%, 08/20/16 - 09/20/22	60
9	ARM, 2.500%, 12/20/17 - 05/20/21	9
26	ARM, 3.000%, 01/20/16 - 05/20/20	26
3	ARM, 3.500%, 10/20/17 - 12/20/17	3
7	ARM, 4.000%, 11/20/15 - 08/20/18	7
	Government National Mortgage Association II, 30 Year, Single Family,
5,333	6.000%, 09/20/38	6,033
11,235	7.000%, 08/20/38 - 09/20/38	12,925
16	7.500%, 09/20/28	19
32	8.000%, 09/20/26 - 12/20/27	39
41	8.500%, 03/20/25 - 04/20/25	47
2,102	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	2,276
	Government National Mortgage Association, 30 Year, Single Family,
5,494	6.500%, 09/15/38	6,560
12	8.500%, 04/15/25	15
9	9.000%, 09/15/24 - 10/15/26	10
231	9.500%, 07/15/20 - 12/15/25	268
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $460,915)	473,463

Supranational — 0.0% (g)
2,235	African Development Bank, (Supranational), 6.875%, 10/15/15	2,342
881	Corp. Andina de Fomento, 3.750%, 01/15/16	912

	Total Supranational (Cost $3,235)	3,254

U.S. Government Agency Securities — 5.6%
	Federal Home Loan Bank,
34,970	0.500%, 09/28/16	34,969
21,685	3.125%, 03/11/16	22,458
2,775	4.500%, 02/18/15	2,801
39,150	4.750%, 12/16/16	42,440
	Federal Home Loan Mortgage Corp.,
5,000	0.875%, 02/22/17	5,018
21,815	1.250%, 05/12/17	22,042
35,680	2.000%, 08/25/16	36,635
75,000	2.500%, 05/27/16	77,419
50,000	4.375%, 07/17/15	51,353
35,000	5.250%, 04/18/16	37,369
	Federal National Mortgage Association,
30,000	0.375%, 12/21/15	30,039
25,650	0.875%, 05/21/18	25,400
48,185	1.125%, 04/27/17	48,612
20,000	1.250%, 09/28/16	20,283
32,050	1.250%, 01/30/17	32,510
20,000	1.625%, 10/26/15	20,251
22,000	2.250%, 03/15/16	22,543
20,000	2.375%, 07/28/15	20,292
20,000	2.375%, 04/11/16	20,569
3,315	5.000%, 03/15/16	3,516
14,550	5.250%, 09/15/16	15,767
21,155	5.375%, 06/12/17	23,585
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	11,101

	Total U.S. Government Agency Securities (Cost $623,510)	626,972

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 50.2%
	U.S. Treasury Notes,
65,000	0.250%, 08/15/15	65,066
155,000	0.250%, 09/15/15	155,194
26,000	0.250%, 09/30/15	26,024
80,000	0.250%, 10/15/15	80,088
10,000	0.250%, 10/31/15	10,010
60,000	0.250%, 02/29/16	60,023
65,000	0.375%, 06/30/15	65,117
40,000	0.375%, 02/15/16	40,081
45,000	0.375%, 03/15/16	45,098
165,000	0.500%, 07/31/17	163,737
160,000	0.625%, 05/31/17	159,575
185,000	0.625%, 08/31/17	183,988
165,000	0.625%, 09/30/17	163,879
125,000	0.625%, 11/30/17	123,897
115,000	0.625%, 04/30/18	113,293
110,000	0.750%, 06/30/17	109,957
135,000	0.750%, 10/31/17	134,494
85,000	0.750%, 12/31/17	84,462
20,000	0.750%, 02/28/18	19,828
135,000	0.875%, 11/30/16	136,055
148,365	0.875%, 12/31/16	149,408
220,000	0.875%, 01/31/17	221,409
65,000	0.875%, 02/28/17	65,406
110,000	0.875%, 04/30/17	110,533
185,000	1.000%, 08/31/16	186,980
170,000	1.000%, 09/30/16	171,793
185,000	1.000%, 10/31/16	186,966
50,000	1.000%, 03/31/17	50,398
15,000	1.000%, 06/30/19	14,711
50,000	1.000%, 08/31/19	48,906
65,000	1.000%, 09/30/19	63,492
85,000	1.250%, 08/31/15	85,730
70,000	1.250%, 09/30/15	70,656
55,000	1.250%, 10/31/15	55,563
105,000	1.250%, 10/31/18	105,033
35,000	1.250%, 11/30/18	34,970
135,000	1.250%, 01/31/19	134,568
20,000	1.375%, 11/30/15	20,241
15,000	1.375%, 06/30/18	15,129
50,000	1.375%, 09/30/18	50,305
90,000	1.375%, 02/28/19	90,084
50,000	1.500%, 06/30/16	50,941
109,000	1.500%, 07/31/16	111,086
30,000	1.500%, 12/31/18	30,237
170,000	1.750%, 07/31/15	171,859
160,000	1.750%, 05/31/16	163,537
50,000	1.875%, 06/30/15	50,520
140,000	2.000%, 01/31/16	142,920
60,000	2.000%, 04/30/16	61,491
30,000	2.125%, 12/31/15	30,623
145,000	2.125%, 02/29/16	148,444
15,000	2.250%, 11/30/17	15,588
75,000	2.375%, 03/31/16	77,150
10,000	2.375%, 07/31/17	10,420
40,000	2.625%, 04/30/16	41,344
80,000	2.750%, 11/30/16	83,600
35,000	3.125%, 10/31/16	36,775
51,835	3.125%, 01/31/17	54,694
37,000	3.125%, 04/30/17	39,180
125,000	3.250%, 12/31/16	132,012
190,000	4.250%, 08/15/15	195,566
45,000	4.500%, 11/15/15	46,860
45,000	4.500%, 02/15/16	47,320

	Total U.S. Treasury Obligations (Cost $5,584,723)	5,614,314

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
	Invitation Homes, Revolving Loan,
509	VAR, 3.750%, 03/15/15 (i)	507
	Progress Residential LP, Revolving Loan,
11,426	VAR, 3.732%, 09/04/15 (i)	11,369
	Tricon Capital Group Inc., Revolving Loan,
11,156	(Canada), VAR, 4.100%, 06/13/15 (i)	11,100

	Total Loan Assignments (Cost $23,091)	22,976

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.4%
	Investment Company — 0.4%
41,405	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $41,405)	41,405

	Total Investments — 99.6% (Cost $11,078,443)	11,138,398
	Other Assets in Excess of Liabilities — 0.4%	50,700

	NET ASSETS — 100.0%	$11,189,098

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2014.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,967
Aggregate gross unrealized depreciation	(23,012)

Net unrealized appreciation/depreciation	$59,955

Federal income tax cost of investments	$11,078,443

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$575,927	$266,169	$842,096
Collateralized Mortgage Obligations
Agency CMO	—	649,736	—	649,736
Non-Agency CMO	—	126,498	11,719	138,217

Total Collateralized Mortgage Obligations	—	776,234	11,719	787,953

Commercial Mortgage-Backed Securities	—	362,683	76,442	439,125
Corporate Bonds
Consumer Discretionary	—	115,988	—	115,988
Consumer Staples	—	110,008	—	110,008
Energy	—	202,665	—	202,665
Financials	—	1,235,363	—	1,235,363
Health Care	—	108,102	—	108,102
Industrials	—	97,333	—	97,333
Information Technology	—	99,622	—	99,622
Materials	—	81,475	—	81,475
Telecommunication Services	—	85,536	—	85,536
Utilities	—	112,027	—	112,027

Total Corporate Bonds	—	2,248,119	—	2,248,119

Foreign Government Securities	—	38,721	—	38,721
Mortgage Pass-Through Securities	—	473,463	—	473,463
Supranational	—	3,254	—	3,254
U.S. Government Agency Securities	—	626,972	—	626,972
U.S. Treasury Obligations	—	5,614,314	—	5,614,314
Loan Assignments
Financials	—	—	22,976	22,976
Short-Term Investment
Investment Company	41,405	—	—	41,405

Total Investments in Securities	$41,405	$10,719,687	$377,306	$11,138,398

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$225,473	$(49)	$(547)	$140	$155,145	$(102,355)	$650	$(12,288)	$266,169
Collateralized Mortgage Obligation - Agency CMO	6,931	—	—	—	—	—	—	(6,931)	—
Collateralized Mortgage Obligation - Non-Agency CMO	9,476	—	(73)	(43)	—	(4,134)	6,493	—	11,719
Commercial Mortgage-Backed Securities	116,992	(1)	(70)	(21)	—	(40,458)	—	—	76,442
Loan Assignment - Financials	20,067	—	(15)	—	27,604	(24,680)	—	—	22,976

	$378,939	$(50)	$(705)	$76	$182,749	$(171,627)	$7,143	$(19,219)	$377,306

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,405,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$148,290	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.71%)
			Constant Default Rate	0.00% - 30.00% (20.86%)
			Yield (Discount Rate of Cash Flows)	1.07% - 8.77% (3.12%)

Asset-Backed Securities	148,290
	2	Discounted Cash Flow	Constant Default Rate	0.00% (N/A%)
			PSA Prepayment Model	251.10% (N/A)
			Yield (Discount Rate of Cash Flows)	1.37% (N/A%)

Collateralized Mortgage Obligations	2
	40,872	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.36% - 7.05% (2.14%)

Commercial Mortgage-Backed Securities	40,872

Total	189,164

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $188,142,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
495	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.655%, 06/25/32 (Cost $495)	501

Daily Demand Notes — 0.1%
	Connecticut — 0.1%
	General Obligation — 0.1%
2,000	State of Connecticut, Economic Recovery, Series A, GO, VRDO, 0.280%, 12/01/14	2,000

	Ohio — 0.0% (g)
	Hospital — 0.0% (g)
1,500	State of Ohio, University Hospitals Health System, Inc., Rev., VRDO, 0.390%, 12/01/14	1,500

	Total Daily Demand Notes (Cost $3,500)	3,500

Monthly Demand Notes — 1.4%
	Connecticut — 0.2%
	Other Revenue — 0.2%
5,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VRDO, 0.655%, 12/01/14	5,793

	Kansas — 0.0% (g)
	Other Revenue — 0.0% (g)
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.345%, 12/01/14	1,999

	Louisiana — 0.5%
	Other Revenue — 0.3%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.580%, 12/01/14	9,531

	Water & Sewer — 0.2%
5,000	East Baton Rouge Sewerage Commission, Series A, Rev., VRDO, 0.609%, 12/01/14	5,003

	Total Louisiana	14,534

	New Jersey — 0.2%
	Other Revenue — 0.2%
	New Jersey Turnpike Authority,
3,000	Series B-1, Rev., VRDO, 0.375%, 12/01/14	3,001
4,000	Series B-3, Rev., VRDO, 0.675%, 12/01/14	4,003

	Total New Jersey	7,004

	New York — 0.4%
	Other Revenue — 0.4%
	Metropolitan Transportation Authority,
7,275	Subseries G-1B, Rev., VAR, 0.605%, 12/01/14	7,294
5,000	Subseries G-1G, Rev., VRDO, 0.755%, 12/01/14	5,020

	Total New York	12,314

	North Carolina — 0.1%
	Other Revenue — 0.1%
2,000	University of North Carolina, Series A, Rev., 0.555%, 12/01/14	2,002

	Total Monthly Demand Notes (Cost $43,551)	43,646

Municipal Bonds — 85.0% (t)
	Alabama — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,552

	Other Revenue — 0.4%
750	Alabama Public School & College Authority, Capital Improvement Pool Refunding, Series 2014-A, Rev., 5.000%, 02/01/21	897
	Auburn University, General Fee,
1,000	Series A, Rev., 5.000%, 06/01/15	1,024
2,210	Series A, Rev., 5.000%, 06/01/23	2,690
2,350	Series A, Rev., 5.000%, 06/01/25	2,862
2,000	Series A, Rev., 5.000%, 06/01/26	2,421
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.000%, 03/01/23	602

		10,496

	Prerefunded — 0.0% (g)
1,000	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.000%, 03/01/21 (p)	1,184

	Total Alabama	15,232

	Alaska — 0.5%
	General Obligation — 0.4%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	9,197

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
2,000	Series B, GO, 5.000%, 08/01/18	2,302

		11,499

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,225	City of Valdez, Marine Term, BP Pipelines Project, Series C, Rev., 5.000%, 01/01/21	3,799

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23 (w)	604

	Total Alaska	15,902

	Arizona — 1.2%
	Certificate of Participation/Lease — 0.1%
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	578
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	2,082

		2,660

	General Obligation — 0.6%
5,000	City of Phoenix, GO, 4.000%, 07/01/23	5,701
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,120
	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement,
1,750	Series A, GO, 2.000%, 07/01/15	1,766
1,350	Series A, GO, 3.000%, 07/01/16	1,399
1,550	Series A, GO, 3.000%, 07/01/17	1,630
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,279

		17,895

	Other Revenue — 0.5%
3,025	City of Phoenix, Civic Improvement Corp., Wastewater Systems, Junior Lien, Rev., 4.000%, 07/01/16	3,201
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18 (w)	1,154
3,100	Rev., 5.250%, 07/01/19 (w)	3,665
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,922
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,144
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,027

		16,113

	Total Arizona	36,668

	Arkansas — 0.0% (g)
	Short Term Note — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Tax Allocation, 5.000%, 07/01/20	685

	California — 12.6%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
380	COP, 5.000%, 10/01/20	445
360	COP, 5.000%, 10/01/21	425
465	COP, 5.000%, 10/01/22	552
1,000	COP, 5.000%, 10/01/23	1,195
	Goleta Water District,
165	Series A, COP, AGM, 3.000%, 12/01/15	170
175	Series A, COP, AGM, 4.000%, 12/01/16	188
140	Series A, COP, AGM, 5.000%, 12/01/20	167

		3,142

	General Obligation — 4.5%
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22 (w)	1,287
5,310	City & County of San Francisco, Series A, GO, 5.000%, 06/15/25	6,376
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	472
	County of Sacramento, San Juan Unified School District, Election of 2002,
820	GO, 2.000%, 08/01/16	841
525	GO, 5.000%, 08/01/17	586
395	GO, 5.000%, 08/01/18	453
860	GO, 5.000%, 08/01/19	1,010
775	GO, 5.000%, 08/01/20	927
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,204
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,986
	Folsom Cordova Unified School District, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,030
820	GO, 4.000%, 10/01/15	846
845	GO, 5.000%, 10/01/17	950

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
9,000	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	10,882
	Moulton-Niguel Water District Consolidated,
4,500	GO, 4.000%, 09/01/15	4,632
2,260	GO, 4.000%, 09/01/16	2,408
335	GO, 4.000%, 09/01/17 (w)	368
1,100	GO, 5.000%, 09/01/16	1,191
300	GO, 5.000%, 09/01/18	347
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	615
685	GO, 5.000%, 02/01/23	843
870	GO, 5.000%, 02/01/24	1,082
1,500	GO, 5.000%, 08/01/25	1,852
1,800	GO, 5.000%, 08/01/26	2,196
1,200	San Diego Community College District, GO, 5.000%, 08/01/18	1,386
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	GO, 5.000%, 07/01/17	4,260
10,000	GO, 5.000%, 07/01/18	11,469
6,310	GO, 5.000%, 07/01/19	7,409
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,845
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,243
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	870
1,095	GO, 5.000%, 09/01/26	1,348
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,602
365	Santa Ana College Improvement District No. 1, Rancho Santiago Community College District, Election of 2012, Series A, GO, 5.000%, 08/01/25 (w)	449
	State of California,
1,855	GO, 5.000%, 03/01/17	2,040
14,615	GO, 5.000%, 12/01/22	17,803
4,750	GO, VAR, 4.000%, 12/01/16	5,005
10,000	GO, VAR, 4.000%, 12/01/17	10,811
3,585	State of California, Various Purpose, GO, 4.000%, 10/01/15	3,701

		133,625

	Other Revenue — 7.1%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14	2,501
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,293
3,095	Rev., 3.000%, 03/01/18	3,333
5,000	Rev., 4.000%, 03/01/19	5,642
5,000	Rev., 4.000%, 03/01/22	5,783
1,240	Rev., 5.000%, 03/01/20 (w)	1,480
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17 (w)	1,097
7,050	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,180
380	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A, Rev., 5.000%, 08/15/25	461
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,259
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	902
1,500	Series A, Rev., 5.000%, 10/01/22	1,807
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C, Rev., 5.000%, 10/18/22	12,023
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,849
10,000	Series D, Rev., VAR, 5.000%, 10/15/20	11,853
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,663
	California State Department of Water Resources, Power Supply,
16,100	Series G-4, Rev., 4.350%, 05/01/16	17,030
15,000	Series L, Rev., 5.000%, 05/01/19	17,608
8,815	California State Public Works Board, Various Capital Projects, Series A, Rev., 5.000%, 04/01/15	8,960
	City of Los Angeles Department of Airports,
1,015	Series C, Rev., 4.000%, 05/15/18	1,130

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
1,000	Series C, Rev., 5.000%, 05/15/19	1,175
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,458
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,570
2,500	City of Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,531
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,719
1,250	Series A, Rev., 5.000%, 06/01/19	1,467
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,109
1,600	Series B, Rev., 5.000%, 03/01/18	1,825
1,750	Series B, Rev., 5.000%, 03/01/19	2,049
	County of San Mateo, Silicon Valley Clean Water,
275	Rev., 3.000%, 02/01/15	277
325	Rev., 4.000%, 02/01/16	339
400	Rev., 4.000%, 02/01/19 (w)	451
300	Rev., 5.000%, 02/01/17	330
320	Rev., 5.000%, 02/01/18	364
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,594
2,330	Series B, Rev., 5.000%, 06/01/19	2,740
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	11,419
1,300	Los Angeles County, Regional Financing Authority, Montecedro, Inc., Project, Series B-2, Rev., 3.000%, 11/15/20	1,327
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,603
8,000	Series A, Rev., 5.000%, 07/01/19	9,425
5,000	Series C, Rev., 5.000%, 07/01/18	5,753
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,566
5,815	Series G-1, Rev., VAR, 2.000%, 10/01/16	5,948
150	Ontario Public Financing Authority, Rev., 4.000%, 07/01/15 (w)	153
11,150	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,654
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	727
780	Rev., 5.000%, 10/15/19	902
820	Rev., 5.000%, 10/15/20	961
	Sacramento City Schools Joint Powers Financing Authority,
500	Series A, Rev., 2.000%, 03/01/15	502
665	Series A, Rev., 3.000%, 03/01/16	683
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	270
	San Diego County Regional Transportation Commission, Sales Tax,
200	Series A, Rev., 5.000%, 04/01/20	239
250	Series A, Rev., 5.000%, 04/01/21	304
100	Series A, Rev., 5.000%, 04/01/22	123
	Turlock Irrigation District, First Priority,
250	Rev., 4.000%, 01/01/18	274
250	Rev., 5.000%, 01/01/19	289
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	487

		211,461

	Prerefunded — 0.3%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,360
6,115	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.000%, 07/01/16 (p)	6,566
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19 (p)	1,422

		9,348

	Special Tax — 0.0% (g)
	Glendale Redevelopment Agency, Successor Agency,
500	Tax Allocation, AGM, 3.000%, 12/01/15	514
500	Tax Allocation, AGM, 4.000%, 12/01/16	534

		1,048

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.4%
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	11,598

	Water & Sewer — 0.2%
5,000	State of California, Department of Water Resources, Central Valley Project, Water System, Series AS, Rev., 5.000%, 12/01/25	6,255

	Total California	376,477

	Colorado — 0.7%
	Certificate of Participation/Lease — 0.0% (g)
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	119
100	Series A, COP, 5.000%, 12/01/22	119
100	Series A, COP, 5.000%, 12/01/24	119

		357

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22 (w)	342
500	GO, 5.000%, 12/01/26 (w)	609
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,118

		2,069

	Other Revenue — 0.5%
2,375	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.000%, 12/15/14	2,380
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15	1,262
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,092
	Denver Urban Renewal Authority,
1,750	Series A-1, Rev., 5.000%, 12/01/14	1,751
1,850	Series A-1, Rev., 5.000%, 12/01/16	2,006
	University of Colorado, University Enterprise,
1,000	Series A, Rev., 5.000%, 06/01/21 (w)	1,201
3,150	Series A, Rev., 5.000%, 06/01/22 (w)	3,818
2,300	Series B-1, Rev., 5.000%, 06/01/23 (w)	2,813
400	University of Northern Colorado Greeley, Colorado Institutional Enterprise Refunding, Series A, Rev., 3.000%, 06/01/16	416

		16,739

	Prerefunded — 0.1%
2,165	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,171

	Total Colorado	21,336

	Connecticut — 2.2%
	General Obligation — 1.4%
4,385	City of Hartford, Series B, GO, AGM, 5.000%, 10/01/26	5,143
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,227
	State of Connecticut,
6,005	Series A, GO, AGM, 5.000%, 12/15/16	6,565
6,500	Series B, GO, 5.000%, 05/15/21	7,767
10,000	Series C, GO, 5.000%, 12/15/15	10,505
8,000	Series C, GO, 5.000%, 06/15/20	9,455

		40,662

	Other Revenue — 0.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
425	Series B, Subseries B-1, Rev., 0.900%, 05/15/16	428
375	Series B-1, Rev., 0.550%, 05/15/15	376
10,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/28 (w)	11,977

		12,781

	Special Tax — 0.4%
1,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/21 (w)	1,201
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,816
5,750	Series B, Rev., 5.000%, 12/01/17	6,493

		12,510

	Total Connecticut	65,953

	Delaware — 0.9%
	General Obligation — 0.9%
	State of Delaware,
120	GO, 5.000%, 07/01/19	141
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,223
14,590	Series A, GO, 5.000%, 07/01/17	16,262

	Total Delaware	25,626

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — 0.2%
	Other Revenue — 0.2%
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,105
1,475	Series C, Rev., 5.000%, 10/01/21	1,757

	Total District of Columbia	4,862

	Florida — 2.4%
	Certificate of Participation/Lease — 0.0% (g)
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18 (w)	325
200	Series A, COP, 5.000%, 07/01/19 (w)	231
210	Series A, COP, 5.000%, 07/01/20 (w)	245

		801

	General Obligation — 0.3%
	City of Port St. Lucie,
425	GO, 4.000%, 07/01/16	449
450	GO, 4.000%, 07/01/17	488
640	GO, 5.000%, 07/01/18	729
850	GO, 5.000%, 07/01/19	988
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,115
5,850	State of Florida, Board of Education, Series A, GO, 5.000%, 06/01/15	5,995

		9,764

	Hospital — 0.1%
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16 (w)	1,041

	Other Revenue — 1.6%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,965
2,000	Broward County, Half-Central, Main Court House Project, Sales Tax, Series A, Rev., 5.000%, 10/01/15	2,078
	City of Jacksonville,
5,760	Rev., 5.000%, 10/01/23 (w)	6,966
8,095	Rev., 5.000%, 10/01/27 (w)	9,556
550	Series B, Rev., 5.000%, 10/01/17	615
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,513
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,097
4,140	JEA Electric System, Series A, Rev., 5.000%, 10/01/16	4,492
1,000	Lee County, Rev., 5.000%, 10/01/17	1,112
	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre,
200	Rev., 4.000%, 11/15/16	213
150	Rev., 4.000%, 11/15/17	162
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,825
625	Series A, Rev., 5.000%, 07/01/22	745
1,700	Orlando Utilities Commission, Utilities System, Series C, Rev., 5.000%, 10/01/15	1,769
3,760	State of Florida, Board of Education, Capital Outlay, Series B, Tax Allocation, 5.000%, 06/01/23	4,619
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/09/15 (p)	3,017

		48,744

	Prerefunded — 0.2%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,254

	Transportation — 0.0% (g)
850	Miami-Dade County Expressway Authority, Toll System, Series B, Rev., 5.000%, 07/01/25	1,009

	Water & Sewer — 0.2%
5,000	Tampa Bay Water Utility System, Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,214

	Total Florida	71,827

	Georgia — 3.4%
	Certificate of Participation/Lease — 0.2%
5,305	Education Reform Success, Inc., Atlanta Independent School System Project, Series B, COP, 5.000%, 03/01/15	5,371

	General Obligation — 2.5%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,161
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,423
	City of Atlanta,
1,000	Series A, GO, 4.000%, 12/01/19 (w)	1,130

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,455	Series A, GO, 5.000%, 12/01/20 (w)	1,738
1,305	Series A, GO, 5.000%, 12/01/21 (w)	1,571
	County of Sumter, Sales Tax,
1,400	GO, 4.000%, 12/01/18 (w)	1,550
1,735	GO, 5.000%, 12/01/19 (w)	2,027
1,750	GO, 5.000%, 12/01/20 (w)	2,073
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,623
	State of Georgia,
5,405	Series B, GO, 5.000%, 10/01/17	6,073
10,055	Series B, GO, 5.750%, 08/01/16	10,961
5,000	Series E, GO, 4.000%, 09/01/18	5,584
14,800	Series I, GO, 5.000%, 07/01/18	16,997
1,250	Series I, GO, 5.000%, 07/01/19	1,468
8,165	Series I, GO, 5.000%, 07/01/21	9,898
4,270	Series J-2, GO, 4.000%, 11/01/17	4,687

		76,964

	Other Revenue — 0.7%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,011
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,289
1,685	Rev., 5.000%, 12/01/16	1,835
3,200	City of Atlanta, Water & Wastewater, Revenue Refunding, Series B, Rev., 5.000%, 11/01/15	3,343
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,955
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	752
700	Series A-4, Rev., 0.900%, 12/01/17	701
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,073

		20,959

	Total Georgia	103,294

	Hawaii — 1.0%
	General Obligation — 1.0%
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,359
10,160	Series DY, GO, 5.000%, 02/01/20	12,001
5,000	Series EA, GO, 5.000%, 12/01/16	5,462
7,640	Series EF, GO, 5.000%, 11/01/21	9,224

	Total Hawaii	29,046

	Illinois — 3.0%
	Certificate of Participation/Lease — 0.1%
2,580	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding, Series 2014A, Rev., 5.000%, 01/01/21	2,977

	General Obligation — 1.1%
	Chicago Park District, Harbor Facilities,
2,350	Series D, GO, 5.000%, 01/01/15	2,360
1,000	Series D, GO, 5.000%, 01/01/20 (w)	1,159
2,000	Series D, GO, 5.000%, 01/01/21	2,333
5,000	City of Chicago, Board of Education, GO, NATL-RE, 5.000%, 12/01/14	5,002
2,660	City of Peoria, Series B, GO, 4.000%, 01/01/20	2,956
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,587
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,902
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,536
1,585	Series B, GO, 4.000%, 01/01/16	1,648
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17 (w)	1,030
300	GO, 5.000%, 01/15/21	353
	State of Illinois,
1,000	GO, 4.000%, 03/01/15	1,009
2,500	GO, 4.000%, 02/01/18	2,679
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,412

		33,966

	Other Revenue — 0.9%
500	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding, Series 2014A, Rev., 5.000%, 01/01/20	583
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,963

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,960	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,969
6,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/20 (w)	7,133
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,640
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,360

		27,648

	Prerefunded — 0.7%
	Illinois State Toll Highway Authority, Senior Priority,
14,425	Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	15,484
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE, 5.000%, 04/01/16 (p)	6,079

		21,563

	Transportation — 0.1%
1,400	State Toll Highway Authority, Toll Highway, Series C, Rev., 5.000%, 01/01/27 (w)	1,648

	Water & Sewer — 0.1%
	City of Chicago, Wastewater Transmission, Second Lien,
1,000	Rev., 5.000%, 01/01/23	1,175
800	Rev., 5.000%, 01/01/24	942
1,000	Rev., 5.000%, 01/01/25	1,166

		3,283

	Total Illinois	91,085

	Indiana — 1.4%
	Education — 0.1%
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	833
835	Rev., 5.000%, 07/15/22	998

		1,831

	General Obligation — 0.0% (g)
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,049

	Other Revenue — 1.3%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16 (w)	846
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17 (w)	325
265	Rev., 5.000%, 07/15/18	302
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	719
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,328
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,034
10,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Rev., VRDO, 0.300%, 02/03/16	9,997
1,900	Indiana Health Facility Financing Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,044
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,186
1,000	Series A, Rev., 5.000%, 01/01/18	1,128
1,250	Series A, Rev., 5.000%, 01/01/19	1,445
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,491
5,500	Series B, Rev., 5.000%, 02/01/19	6,390
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/19 (p)	887
3,320	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/17	3,660

		38,782

	Total Indiana	41,662

	Kansas — 0.4%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	970

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.0% (g)
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	219

	Other Revenue — 0.3%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,677
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,806
1,200	Wyandotte County Unified Government, Utility System Improvement, Series A, Rev., 5.000%, 09/01/21	1,420
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,037
1,000	Rev., 5.000%, 12/01/16	1,089

		10,029

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,907

	Total Kansas	13,125

	Kentucky — 1.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,108

	Other Revenue — 0.6%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,076
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,684
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., 3.000%, 07/01/17	1,591
345	Series B, Rev., 4.000%, 07/01/18	382
2,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,050
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	8,376

		16,159

	Prerefunded — 0.3%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,482
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,920

		8,402

	Total Kentucky	31,669

	Louisiana — 1.2%
	General Obligation — 0.5%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,867
7,000	Series B, GO, 5.000%, 11/15/18	8,099

		13,966

	Other Revenue — 0.7%
	City of Bossier City, Utilities,
500	Rev., 5.000%, 10/01/24	610
1,000	Rev., 5.000%, 10/01/25	1,205
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,247
5,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., 5.000%, 06/01/23	6,065
2,090	State of Louisiana, Gasoline & Fuels Tax, Series B, Rev., 5.000%, 05/01/27	2,528
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	5,678
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,637
2,250	Series A, Rev., 5.000%, 05/15/17	2,445

		22,415

	Total Louisiana	36,381

	Maine — 0.4%
	General Obligation — 0.4%
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	5,148
6,000	Series B, GO, 5.000%, 06/01/18	6,858

	Total Maine	12,006

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — 2.8%
	General Obligation — 1.7%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,617
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,354
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	15,334
	State of Maryland, State & Local Facilities Loan,
3,650	Series B, GO, 5.000%, 03/15/16	3,873
17,780	Series B, GO, 5.000%, 03/15/18	20,242
7,305	State of Maryland, State and Local Facilities, Series C, GO, 5.000%, 08/01/23	9,059

		52,479

	Other Revenue — 0.9%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,297
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,279
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,105
5,035	Series A, Rev., 5.000%, 04/01/18	5,730
5,095	Series A, Rev., 5.000%, 04/01/19	5,931
5,540	Series A, Rev., 5.000%, 04/01/20	6,562

		26,904

	Prerefunded — 0.2%
1,010	County of Prince George’s, Public Improvement, GO, NATL-RE, 4.000%, 10/01/15 (p)	1,042
4,335	State of Maryland, State and Local Facilities, Series C, GO, 5.000%, 03/01/19 (p)	5,056

		6,098

	Total Maryland	85,481

	Massachusetts — 2.4%
	Education — 0.4%
4,560	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,644
8,310	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., 5.000%, 05/15/15	8,498

		13,142

	General Obligation — 0.9%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,326
7,360	Series A, GO, 5.000%, 03/01/23	9,078
5,430	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/16	5,850
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,758

		28,012

	Other Revenue — 0.5%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,516
	Massachusetts Development Finance Agency, Boston College,
2,000	Series S, Rev., 4.000%, 07/01/15 (w)	2,046
2,300	Series S, Rev., 5.000%, 07/01/16 (w)	2,470
5,000	Series S, Rev., 5.000%, 07/01/17	5,570
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	911

		13,513

	Prerefunded — 0.5%
1,295	Commonwealth of Massachusetts, Series A, GO, AGM, 5.000%, 03/01/15 (p)	1,311
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,902
2,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., NATL-RE, 5.000%, 08/15/15 (p)	2,069
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,025
385	Springfield Water & Sewer Commission, Series A, Rev., 3.000%, 07/15/26 (p)	388

		14,695

	Transportation — 0.1%
1,000	Massachussetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/20	1,208

	Total Massachusetts	70,570

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — 1.3%
	General Obligation — 0.6%
800	County of Wayne, Wayne-Westland Community Schools, GO, Q-SBLF, 5.000%, 05/01/18	902
3,750	Rochester Community School District, GO, Q-SBLF, 4.000%, 05/01/16	3,933
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,677
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,636
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17 (w)	1,506
875	GO, Q-SBLF, 4.000%, 05/01/18 (w)	967
650	GO, Q-SBLF, 5.000%, 05/01/19 (w)	755
500	GO, Q-SBLF, 5.000%, 05/01/20 (w)	590
550	GO, Q-SBLF, 5.000%, 05/01/21 (w)	655
500	GO, Q-SBLF, 5.000%, 05/01/22 (w)	600

		16,221

	Other Revenue — 0.6%
1,400	City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D, Rev., 5.000%, 09/01/25	1,639
2,060	Lansing Board of Water & Light, Utility Systems, Series A, Rev., 5.000%, 07/01/16	2,207
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,290
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,716
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,426
675	Series B, Rev., 4.000%, 11/01/19	753
455	Series B, Rev., 4.000%, 11/01/20	508
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,112

		18,651

	Transportation — 0.1%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	2,826

	Water & Sewer — 0.0% (g)
	City of Grand Rapids, Sanitary Sewer System Improvement,
350	Rev., 5.000%, 01/01/22	423
450	Rev., 5.000%, 01/01/23	549

		972

	Total Michigan	38,670

	Minnesota — 2.0%
	Certificate of Participation/Lease — 0.2%
	State of Minnesota, Legislative Office Facility Project,
1,995	COP, 5.000%, 06/01/20	2,364
1,675	COP, 5.000%, 06/01/21	2,008
2,140	COP, 5.000%, 06/01/22	2,587

		6,959

	General Obligation — 1.4%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	13,671
	State of Minnesota, Trunk Highway,
2,000	Series B, GO, 5.000%, 08/01/15	2,066
5,000	Series B, GO, 5.000%, 10/01/17	5,615
10,000	Series B, GO, 5.000%, 08/01/18	11,503
	State of Minnesota, Various Purpose,
5,555	Series A, GO, 5.000%, 10/01/15	5,781
3,500	Series A, GO, 5.000%, 06/01/17	3,887

		42,523

	Other Revenue — 0.3%
1,570	City of St. Cloud, CentraCare Health System, Series B, Rev., 5.000%, 05/01/23 (w)	1,871
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,563
1,500	Series A, Rev., 5.000%, 01/01/23	1,817
1,000	Series A, Rev., 5.000%, 01/01/24	1,222

		7,473

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	846
220	Series A, Rev., 5.000%, 01/01/20	259
1,000	Series A, Rev., 5.000%, 01/01/22	1,200

		2,305

	Total Minnesota	59,260

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — 0.1%
	General Obligation — 0.1%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,089

	Other Revenue — 0.0% (g)
1,745	Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,938

	Total Mississippi	4,027

	Missouri — 1.0%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,200
750	Cole County Missouri Refunding COP, Jail Project, COP, 4.000%, 12/01/16	801

		2,001

	Education — 0.1%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	500
625	Rev., 4.000%, 10/01/19	703
300	Rev., 4.000%, 10/01/20	340
300	Rev., 4.000%, 10/01/21	340

		1,883

	General Obligation — 0.0% (g)
350	County of Clay, North Kansas City Schoold District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	421
325	School District of the City of Ladue, GO, 4.000%, 03/01/21 (w)	370

		791

	Other Revenue — 0.8%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,359
	City of Springfield,
1,155	Series A, Rev., 2.000%, 09/01/15	1,170
350	Series A, Rev., 4.000%, 09/01/18	387
	County of Jackson, Harry S. Truman Sports Complex Project,
2,500	Rev., 5.000%, 12/01/17 (w)	2,813
3,900	Rev., 5.000%, 12/01/18 (w)	4,504
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,337
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,215
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,784
1,250	Series B, Rev., 5.000%, 09/01/18	1,427
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,093
950	Rev., 5.000%, 01/01/18	1,071
780	Rev., 5.000%, 01/01/19	900
225	Rev., 5.000%, 01/01/21	266

		24,326

	Total Missouri	29,001

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	837
1,000	GO, 5.000%, 08/01/22	1,227
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	774

	Total Montana	2,838

	Nebraska — 0.5%
	General Obligation — 0.2%
	City of Omaha,
1,000	Series B, GO, 5.000%, 11/15/25 (w)	1,224
1,000	Series B, GO, 5.000%, 11/15/26 (w)	1,214
1,700	Series B, GO, 5.000%, 11/15/27 (w)	2,052
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,796

		6,286

	Other Revenue — 0.3%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,178
2,825	Lincoln Airport Authority, Series B, Rev., 0.500%, 12/15/15	2,824
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,927

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,236

		8,165

	Total Nebraska	14,451

	Nevada — 0.2%
	Other Revenue — 0.2%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,382
5,000	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/16	5,353

	Total Nevada	6,735

	New Hampshire — 0.2%
	Other Revenue — 0.2%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,687

	New Jersey — 3.1%
	Education — 0.3%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,196
5,095	New Jersey EDA, School Facilities Construction, Series L, Rev., AGM, 5.250%, 03/01/15 (p)	5,162
1,900	Union County Improvement Authority, County College Facility Project, Series B, Rev., 4.000%, 02/01/18	2,083

		8,441

	General Obligation — 0.7%
150	City of Long Branch, GO, 4.000%, 01/15/21	168
	State of New Jersey,
5,695	Series Q, GO, 5.000%, 08/15/15	5,891
10,075	Series Q, GO, 5.000%, 08/15/20	11,812
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,596
400	Township of South Brunswick, GO, 5.000%, 09/01/22	481

		20,948

	Other Revenue — 1.6%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,669
4,310	New Jersey Building Authority, Rev., BAN, 3.000%, 06/15/16	4,369
5,000	New Jersey EDA, School Facilities Construction, Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14 (p)	5,012
	New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
3,235	Series A, Rev., 5.000%, 09/01/20	3,686
3,370	Series A, Rev., 5.000%, 09/01/24	3,877
1,250	Series C, Rev., 5.000%, 09/01/19	1,415
	New Jersey Environmental Infrastructure Trust,
2,225	Series A, Rev., 5.000%, 09/01/18	2,565
2,000	Series A-R, Rev., 4.000%, 09/01/18	2,232
7,960	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 2.000%, 06/15/15	8,032
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series A, Rev., 5.000%, 12/15/16	5,413
1,500	Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,639
2,000	New Jersey Turnpike Authority, Series B, Rev., 5.000%, 01/01/20	2,339
	Tobacco Settlement Financing Corp., Asset-Backed,
4,000	Series 1A, Rev., 5.000%, 06/01/18	4,377
5,000	Series 1B, Rev., Zero Coupon, 06/01/41	1,200

		48,825

	Prerefunded — 0.5%
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	10,516
	New Jersey Transportation Trust Fund Authority, Transportation System,
1,680	Series A, Rev., 6.000%, 12/15/18 (p)	2,020
1,880	Series C, Rev., FGIC, 5.250%, 06/15/15 (p)	1,932

		14,468

	Total New Jersey	92,682

	New Mexico — 0.5%
	Education — 0.1%
3,500	University of New Mexico University, Sub Lien System, Series A, Rev., 4.000%, 06/01/18 (w)	3,860

	General Obligation — 0.1%
2,140	County of Santa Fe, Santa Fe Public School District, GO, 5.000%, 08/01/21	2,585

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	964
2,010	New Mexico Finance Authority, State Transportation, Sub Lien, Series A, Rev., 5.000%, 06/15/18	2,295
5,000	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/14	5,012

		8,271

	Total New Mexico	14,716

	New York — 14.0%
	Certificate of Participation/Lease — 0.0% (g)
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,335

	General Obligation — 1.8%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,968
	City of New York,
3,000	Series C, GO, 5.000%, 08/01/24	3,559
6,250	Series K, GO, 5.000%, 08/01/19	7,276
3,860	Subseries G-1, GO, 5.000%, 04/01/20	4,533
	City of New York, Fiscal Year 2003,
4,230	Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,703
1,000	Series E, GO, 5.000%, 08/01/15	1,033
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,135
5,000	Series J, GO, 5.000%, 08/01/18	5,726
9,000	City of New York, Fiscal Year 2014, Series E, GO, 5.000%, 08/01/17	10,006
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,958
2,030	GO, 4.000%, 10/15/19	2,272
	County of Allegany, Public Improvement,
285	GO, 4.000%, 09/15/19 (w)	320
340	GO, 4.000%, 09/15/20 (w)	385
1,190	GO, 5.000%, 09/15/25 (w)	1,450
1,310	GO, 5.000%, 09/15/27 (w)	1,578
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	2,864

		54,766

	Housing — 0.5%
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/17 (w)	5,511
6,500	Series A, Rev., 5.000%, 03/15/26 (w)	7,930

		13,441

	Other Revenue — 9.8%
	Battery Park City Authority,
3,000	Series A, Rev., 2.000%, 11/01/15	3,051
4,450	Series A, Rev., 3.000%, 11/01/18	4,787
2,500	Series A, Rev., 4.000%, 11/01/19	2,819
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	545
815	Rev., 5.000%, 01/01/21	964
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,125
650	Rev., 5.000%, 07/01/20	747
550	Rev., 5.000%, 07/01/21	636
1,000	Rev., 5.000%, 07/01/22	1,154
1,100	Rev., 5.000%, 07/01/26	1,262
2,445	City of New York, Transitional Finance Authority, Unrefunded Balance, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16	2,662
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,134
	Metropolitan Transportation Authority,
7,325	Series A, Rev., 5.000%, 11/15/17	8,248
2,770	Series D, Rev., 5.000%, 11/15/18	3,194
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,266
	Metropolitan Transportation Authority, Transportation,
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,343
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,617
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23 (w)	936
	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,370
5,000	Series EE, Rev., 5.000%, 06/15/19	5,835

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,243
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,384
1,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Series E, Rev., 5.000%, 11/01/15	1,045
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17	1,676
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,422
6,250	New York City Transitional Finance Authority, New York City Recovery, Fiscal Year 2003, Subseries 3B-1, Rev., 5.000%, 11/01/15	6,531
2,845	New York Local Government Assistance Corp., Series A-5, Rev., 5.000%, 04/01/18	3,234
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,548
	New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
9,385	Series A, Rev., 5.000%, 06/15/17	10,435
4,905	Series A, Rev., 5.000%, 06/15/19	5,746
	New York State Thruway Authority,
29,355	Series A, Rev., 5.000%, 05/01/19	33,901
1,900	Series J, Rev., 5.000%, 01/01/17	2,069
4,200	Series J, Rev., 5.000%, 01/01/18	4,710
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,066
745	Niagara Frontier Transportation Authority, Buffalo International Airport, Series B, Rev., 4.000%, 04/01/16	780
	Port Authority of New York & New Jersey, Consolidated 180,
14,000	Rev., 5.000%, 09/01/22	16,635
23,000	Rev., 5.000%, 09/01/23	27,430
	Port Authority of New York & New Jersey, Consolidated 184,
2,500	Rev., 5.000%, 09/01/25	3,063
1,750	Rev., 5.000%, 09/01/26	2,132
3,750	Rev., 5.000%, 09/01/27	4,533
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., 5.000%, 09/01/17	2,783
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	10,088
20,405	Series A, Rev., 5.000%, 10/15/20	24,561
4,800	Series A, Rev., 5.000%, 10/15/22	5,906
4,500	Series A, Rev., 5.000%, 10/15/25	5,593
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,720
	Tobacco Settlement Financing Corp., Asset-Backed,
5,330	Series B, Rev., 5.000%, 06/01/16	5,707
12,000	Series B, Rev., 5.000%, 06/01/19	12,286
2,500	Series B, Rev., 5.000%, 06/01/20	2,559
10,000	Series B, Rev., 5.000%, 06/01/20	10,678
1,465	Town of Hempstead, Local Development Corp., Adelphini University Project, Rev., 5.000%, 10/01/22	1,747
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,624
10,000	Utility Debt Securitization Authority, Series E, Rev., 5.000%, 12/15/14 (p)	10,023

		294,553

	Prerefunded — 0.9%
7,555	City of New York, Transitional Finance Authority, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16 (p)	8,216
3,350	Long Island Power Authority, Electric System, Series A, Rev., AGM, 5.250%, 12/01/14 (p)	3,351
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	14,173

		25,740

	Special Tax — 1.0%
1,500	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	1,772

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,333
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,012
1,000	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	1,094
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	19,457
2,280	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 5.000%, 03/15/15	2,313

		29,981

	Total New York	419,816

	North Carolina — 2.0%
	General Obligation — 1.1%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,561
1,000	County of Durham, Public Improvement, GO, 5.000%, 04/01/22	1,220
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	5,151
4,000	County of Orange, Series B, GO, 4.000%, 04/01/15	4,053
	State of North Carolina,
6,470	Series B, GO, 5.000%, 04/01/16	6,878
9,670	Series D, GO, 4.000%, 06/01/20	11,045
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,692

		33,600

	Other Revenue — 0.7%
880	City of Raleigh, Series B, Rev., 5.000%, 10/01/21	1,055
1,000	City of Winston-Salem, Series C, Rev., 5.000%, 06/01/27	1,201
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,747
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,576
3,050	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 3.000%, 01/01/15	3,058
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,354
525	Town of Holly Springs, Limited Obligation, Rev., 5.000%, 10/01/23 (w)	643

		20,634

	Prerefunded — 0.1%
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/19 (p)	1,661

	Water & Sewer — 0.1%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,200

	Total North Carolina	59,095

	Ohio — 2.0%
	General Obligation — 0.5%
5,500	City of Columbus, Series 1, GO, 5.000%, 07/01/18	6,316
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,163
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,236

		16,715

	Other Revenue — 0.8%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,002
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	579
640	Series A, Rev., 5.000%, 12/01/19	755
1,375	Series A, Rev., 5.000%, 12/01/21	1,656
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	604
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	670
675	Rev., 4.000%, 10/01/19	761
1,000	Rev., 5.000%, 10/01/20	1,186
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,730
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,356

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,431
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	239
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,611
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,148
2,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., 4.000%, 12/01/17	2,194
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,284

		24,206

	Water & Sewer — 0.7%
14,145	City of Columbus, Sewerage System, Rev., 5.000%, 06/01/25 (w)	17,401
	County of Hamilton, The Metropolitan Sewer District,
1,005	Series A, Rev., 5.000%, 12/01/23 (w)	1,235
1,460	Series A, Rev., 5.000%, 12/01/25 (w)	1,788

		20,424

	Total Ohio	61,345

	Oklahoma — 0.5%
	Other Revenue — 0.5%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	633
850	Rev., 5.000%, 12/01/19	981
945	Rev., 5.000%, 12/01/21	1,100
5,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	5,781
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,639
	Oklahoma Capital Improvement Authority, Agency Facilities,
700	Series C, Rev., 5.000%, 07/01/19	817
1,075	Series C, Rev., 5.000%, 07/01/20	1,275
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	274
325	Rev., 5.000%, 09/01/19	373

	Total Oklahoma	13,873

	Oregon — 0.4%
	Certificate of Participation/Lease — 0.1%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	2,909

	General Obligation — 0.3%
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	8,290

	Other Revenue — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	50
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,065

		1,115

	Total Oregon	12,314

	Pennsylvania — 2.8%
	General Obligation — 0.5%
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,602
2,200	GO, 5.000%, 07/01/18	2,513
1,645	County of Allegheny, North Allegheny School District, Series A, GO, 2.000%, 11/01/15	1,671
500	Oxford Area School District, Series A, GO, 5.000%, 02/15/22 (w)	598
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	419

		15,803

	Other Revenue — 2.1%
	City of Philadelphia, Water & Wastewater,
2,150	Series A, Rev., 5.000%, 06/15/15	2,207
7,030	Series A, Rev., 5.000%, 01/01/20	8,228
1,510	Series A, Rev., 5.000%, 07/01/22	1,809
2,595	Series A, Rev., 5.000%, 07/01/24	3,149

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College,
1,135	Rev., 4.000%, 05/01/16	1,189
1,125	Rev., 4.000%, 05/01/17	1,207
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,327
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,781
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	13,264
14,950	Series B, Rev., 5.000%, 07/01/21	16,732
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,572
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	818
	Southcentral General Authority, Wellspan Health Obligation Group,
380	Series A, Rev., 5.000%, 06/01/24 (w)	453
1,140	Series A, Rev., 5.000%, 06/01/26 (w)	1,324
1,000	Series A, Rev., 5.000%, 06/01/27 (w)	1,163

		61,223

	Prerefunded — 0.2%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,247

	Total Pennsylvania	83,273

	Rhode Island — 0.4%
	General Obligation — 0.4%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,157
1,475	Series A, GO, 5.000%, 10/15/19	1,740
2,355	Series D, GO, 5.000%, 08/01/24 (w)	2,875
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014,
3,300	Series A, GO, 5.000%, 11/01/18	3,821
2,000	Series A, GO, 5.000%, 11/01/19	2,362

	Total Rhode Island	11,955

	South Carolina — 0.3%
	General Obligation — 0.3%
	State of South Carolina,
5,000	Series A, GO, 5.000%, 11/01/15	5,223
1,310	Series B, GO, 5.000%, 04/01/18	1,494
1,110	Series D, GO, 5.000%, 04/01/18	1,265

		7,982

	Special Tax — 0.0% (g)
	County of Charleston,
645	Rev., 5.000%, 12/01/18	744
1,000	Rev., 5.000%, 12/01/19	1,175

		1,919

	Total South Carolina	9,901

	South Dakota — 0.2%
	Other Revenue — 0.2%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20 (w)	701
500	Series B, Rev., 4.000%, 11/01/21 (w)	553
375	Series B, Rev., 5.000%, 11/01/22 (w)	440
1,295	Series B, Rev., 5.000%, 11/01/23 (w)	1,528
890	Series B, Rev., 5.000%, 11/01/28 (w)	1,030
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	580
485	Series B, Rev., 5.000%, 06/01/21	576

	Total South Dakota	5,408

	Tennessee — 1.3%
	General Obligation — 0.8%
1,645	City of Chattanooga, GO, 5.000%, 10/01/17	1,847
5,220	City of Memphis, Tennessee General Improvement Refunding, Series A, GO, 5.000%, 11/01/22	6,357
2,330	County of Maury, GO, 4.000%, 04/01/17	2,519
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,508
85	Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	86
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,030
1,000	Wlliamson County District School, Series A, GO, 5.000%, 04/01/18	1,139

		24,486

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	894
1,555	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	1,832
3,900	Sevier County Public Building Authority, Tennessee Local Government Public Improvement, Series VII-O-1, Rev., 5.000%, 06/01/18	4,445
1,250	Tennessee State School Authority, Higher Educational Facilities, Series B, Rev., 3.000%, 11/01/16	1,312

		8,483

	Prerefunded — 0.2%
4,415	City of Memphis, Tennessee General Improvement Refunding, Series A, GO, 5.000%, 11/01/17 (p)	4,971

	Total Tennessee	37,940

	Texas — 8.5%
	Certificate of Participation/Lease — 0.1%
	City of North Richland Hills, Waterworks & Sewer System,
1,000	GO, 5.000%, 02/15/26 (w)	1,203
1,000	GO, 5.000%, 02/15/27 (w)	1,196

		2,399

	Education — 0.1%
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,273
1,000	Series A, Rev., 5.000%, 04/15/16	1,063

		2,336

	General Obligation — 4.8%
2,500	Alvin Independent School District, Series B, GO, PSF-GTD, 2.000%, 08/15/15	2,529
	Argyle Independent School District, School Building,
555	GO, PSF-GTD, 2.000%, 08/15/18	577
840	GO, PSF-GTD, 3.000%, 08/15/19	907
545	GO, PSF-GTD, 5.000%, 08/15/21	657
	Birdville Independent School District,
2,500	GO, PSF-GTD, 3.000%, 02/15/15	2,515
7,950	GO, PSF-GTD, 3.000%, 02/15/16	8,214
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	567
1,120	City of Baytown, GO, 3.000%, 02/01/16	1,155
	City of Colony,
620	GO, 5.000%, 08/15/19	725
610	GO, 5.000%, 08/15/20	723
	City of Denton,
1,000	GO, 4.000%, 02/15/16	1,045
1,045	GO, 5.000%, 02/15/23	1,274
	City of El Paso, Refunding & Improvement,
7,075	GO, 4.000%, 08/15/15	7,268
6,790	GO, 5.000%, 08/15/18	7,785
4,005	GO, 5.000%, 08/15/19	4,690
2,215	GO, 5.000%, 08/15/20	2,631
530	GO, 5.000%, 08/15/21	636
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16	320
445	Series A, GO, 3.000%, 03/01/17	469
500	Series A, GO, 4.000%, 03/01/18	551
785	Series A, GO, 4.000%, 03/01/19	878
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16	465
870	GO, 3.000%, 03/01/17	918
1,000	GO, 4.000%, 03/01/18	1,101
1,060	GO, 4.000%, 03/01/19	1,185
	City of Houston, Public Improvement,
2,805	Series A, GO, 5.000%, 03/01/18	3,182
4,000	Series A, GO, 5.000%, 03/01/20	4,727
4,000	Series A, GO, 5.000%, 03/01/21	4,789
	City of Mesquite, County of Dallas,
185	GO, 4.000%, 02/15/18	202
250	GO, 4.000%, 02/15/20	281
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	378
1,680	Collin County, Series A, GO, 3.000%, 02/15/16	1,735
1,275	County of Bexar, GO, 5.000%, 06/15/21	1,541
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16	1,273
3,970	County of Fort Bend, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, Series A, GO, VAR, PSF-GTD, 2.000%, 08/15/16	4,066

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
3,250	County of Harris & Montgomery, Tomball Independent School District, School Building, Series B-3, GO, VAR, PSF-GTD, 2.000%, 08/15/16	3,328
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, 5.000%, 08/01/17	5,757
1,000	Cuero Independent School District, Shool Building, GO, PSF-GTD, 5.000%, 08/15/21	1,206
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,118
5,300	Goose Creek, Consolidated Independent School District, School Building, Series B, GO, VAR, PSF-GTD, 2.000%, 08/14/15	5,361
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	462
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	689
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,526
	Laredo Community College District,
700	GO, 5.000%, 08/01/21	833
1,000	GO, 5.000%, 08/01/22	1,202
1,000	GO, 5.000%, 08/01/25	1,214
1,750	GO, 5.000%, 08/01/26	2,110
3,855	Leander Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/15/17	4,312
6,400	Lewisville Independent School District, Unlimited Tax, Series B, GO, 5.000%, 08/15/25 (w)	7,705
1,335	Lufkin Independent School District, School Building, GO, PSF-GTD, 4.000%, 08/15/17	1,457
	Northside Independent School District,
11,465	GO, VAR, PSF-GTD, 1.000%, 06/01/16	11,546
4,015	GO, VAR, PSF-GTD, 1.500%, 08/01/15	4,044
1,575	Pharr Sanitary Juan Alamo, Independent School District, GO, PSF-GTD, 5.000%, 02/01/18	1,782
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,522
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,626
1,515	Schertz-Cibolo-Universal City Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 02/01/23	1,240
1,600	State of Texas, College Student Loan, GO, 5.000%, 08/01/16	1,725
3,000	State of Texas, Transporatation Commission Mobility, GO, 5.000%, 10/01/19	3,538
4,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	4,288

		145,550

	Other Revenue — 2.0%
	City of Austin, Water & Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,570
9,655	Rev., 5.000%, 05/15/16	10,311
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,157
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,928
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,166
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	166
150	Rev., 2.500%, 12/01/19	158
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	544
	Lower Colorado River Authority,
20	Rev., 5.000%, 05/15/16 (p)	21
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,378
	Midtown Redevelopment Authority, Tax Allocation,
500	Rev., 3.000%, 01/01/16	513
505	Rev., 4.000%, 01/01/17	535
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,219
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,248

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Stephen F. Austin State University, Board of Regents, Revenue Financing System,
750	Rev., 4.000%, 10/15/17	815
790	Rev., 4.000%, 10/15/18	873
	Texas County Trinity River Authority, Regional Wastewater System,
8,705	Rev., 5.000%, 08/01/15	8,990
5,250	Rev., 5.000%, 08/01/16 (w)	5,658
2,000	Texas Transportation Commission, Turnpike System, First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,004
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,156
	Township of Woodlands, Sales & Refunding,
2,080	Rev., AGM, 5.000%, 03/01/15	2,106
2,180	Rev., AGM, 5.000%, 03/01/16	2,303

		58,819

	Prerefunded — 1.0%
2,265	City of Lubbock, GO, NATL-RE, 5.000%, 02/15/15 (p)	2,289
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,478
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,429
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,980
	Lower Colorado River Authority,
60	Series B, Rev., 5.000%, 05/15/22 (p)	73
4,700	Series B, Rev., 5.000%, 05/15/23 (p)	5,558
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,013
2,650	University of Texas, Series B, Rev., 5.000%, 07/01/15 (p)	2,726
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,387

		28,933

	Water & Sewer — 0.5%
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18 (w)	198
205	Rev., 5.000%, 05/01/19 (w)	237
245	Rev., 5.000%, 05/01/20 (w)	288
265	Rev., 5.000%, 05/01/21 (w)	314
380	Rev., 5.000%, 05/01/24 (w)	457
1,135	Rev., 5.000%, 05/01/25 (w)	1,353
850	Rev., 5.000%, 05/01/26 (w)	1,003
1,025	Rev., 5.000%, 05/01/27 (w)	1,202
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18 (w)	1,721
1,250	Rev., 5.000%, 08/01/19 (w)	1,467
1,500	Rev., 5.000%, 08/01/20 (w)	1,789
3,000	Rev., 5.000%, 08/01/22 (w)	3,657
2,430	Rev., 5.000%, 08/01/23 (w)	2,990

		16,676

	Total Texas	254,713

	Utah — 0.7%
	General Obligation — 0.5%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,007
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,971
4,855	Series C, GO, 5.000%, 07/01/18	5,577

		14,555

	Other Revenue — 0.2%
2,640	Jordan Valley Water Conservancy District, Water Revenue Refunding, Series A, Rev., 5.000%, 10/01/18	3,041
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,314

		5,355

	Total Utah	19,910

	Vermont — 0.0% (g)
	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	615
400	Series 3, Rev., 5.000%, 12/01/21	484

	Total Vermont	1,099

	Virginia — 2.0%
	General Obligation — 0.4%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,416
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,428

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,616

		12,460

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,822

	Other Revenue — 1.1%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,994
1,340	Rev., 5.000%, 11/01/18	1,547
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., GAN, 5.000%, 09/15/15	2,679
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,751
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,393
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,146
1,000	Roanoke EDA, Carilion Clinic Obligation Group, Rev., 5.000%, 07/01/15	1,028
5,585	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/16	5,968
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,410
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,502

		34,418

	Prerefunded — 0.3%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,601
1,000	County of Loudoun, Series A, GO, 5.000%, 07/01/15 (p)	1,029
	Virginia Resources Authority, Clean Water State Revolving Fund,
4,725	Rev., 4.750%, 10/01/17 (p)	5,276

		7,906

	Total Virginia	60,606

	Washington — 1.6%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,919
3,125	Series D, COP, 5.000%, 07/01/19	3,643

		6,562

	General Obligation — 1.2%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,142
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,628
3,720	King County, Series C, GO, 5.000%, 01/01/16	3,914
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18 (w)	1,568
870	GO, 5.000%, 12/01/19 (w)	1,009
	Snohomish County School District No. 002, Everett Refunding,
1,400	GO, 4.000%, 12/01/17	1,540
2,000	GO, 5.000%, 12/01/18	2,314
1,865	Snohomish County School District No. 201, Snohomish, GO, 5.000%, 12/01/15	1,955
7,905	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	8,493
7,300	State of Washington, Various Purpose, Series R, GO, 5.000%, 07/01/17	8,133

		35,696

	Other Revenue — 0.1%
1,575	Energy Northwest, Wind Project, Rev., 4.000%, 07/01/15	1,609
125	University of Washington, Rev., 1.750%, 04/01/19	128

		1,737

	Prerefunded — 0.1%
2,000	State of Washington, Various Purpose, Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,009

	Utility — 0.0% (g)
	County of Clallam, Public Utility District No. 1, Electric System,
220	Rev., 5.000%, 04/01/19 (w)	254
270	Rev., 5.000%, 04/01/20 (w)	317
220	Rev., 5.000%, 04/01/21 (w)	260
330	Rev., 5.000%, 04/01/23 (w)	395

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
365	Rev., 5.000%, 04/01/24 (w)	438

		1,664

	Total Washington	47,668

	West Virginia — 0.1%
	Other Revenue — 0.1%
750	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River Projects, Series A, Rev., 5.000%, 07/01/24	917
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	620
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	567
555	Series B-II, Rev., 3.000%, 11/01/16	582

	Total West Virginia	2,686

	Wisconsin — 0.9%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	891
1,125	Series A, COP, 5.000%, 09/01/18	1,285

		2,176

	General Obligation — 0.6%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,323
	State of Wisconsin,
1,990	Series A, GO, 5.000%, 05/01/18	2,269
11,800	Series B, GO, 5.000%, 05/01/17	13,069

		17,661

	Other Revenue — 0.2%
5,465	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,095

	Total Wisconsin	25,932

	Total Municipal Bonds (Cost $2,512,926)	2,543,488

Weekly Demand Notes — 4.7%
	Arizona — 0.2%
	Other Revenue — 0.2%
4,500	Coconico County Pollution Control Corp., Arizona Public Service Company Navajo Project, Series A, Rev., VRDO, 0.240%, 12/04/14	4,500

	California — 1.6%
	Other Revenue — 1.6%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,000	Series A-1, Rev., VAR, 0.320%, 12/04/14	10,008
15,000	Series A-1, Rev., VRDO, 0.030%, 12/04/14	15,000
5,000	Series A-1, Rev., VRDO, 0.320%, 12/04/14	5,000
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.140%, 12/04/14	1,002
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 0.990%, 12/04/14	1,501
	Counties of Alameda and Contra Costa, East Bay Municipal Utility District, Water System,
9,075	Series A-1, Rev., VAR, 0.240%, 12/04/14	9,078
5,000	Series A-2, Rev., VAR, 0.240%, 12/04/14	5,001

	Total California	46,590

	Connecticut — 0.0% (g)
	General Obligation — 0.0% (g)
1,500	State of Connecticut, SIFMA Index, Series B, GO, 0.530%, 12/04/14	1,495

	Georgia — 0.3%
	Other Revenue — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.603%, 12/04/14	3,080

	Transportation — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series B, Rev., VRDO, 0.320%, 12/04/14	4,999

	Total Georgia	8,079

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Massachusetts — 0.3%
	General Obligation — 0.3%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VRDO, 0.340%, 12/04/14	9,999

	New Jersey — 0.3%
	Other Revenue — 0.3%
7,895	New Jersey EDA, School Facilities Construction, Series C, Rev., VAR, 1.840%, 12/04/14	8,110

	New York — 0.4%
	General Obligation — 0.3%
10,000	City of New York, Subseries J-9, GO, 0.440%, 12/04/14	9,999

	Transportation — 0.1%
2,500	Metropolitan Transportation Authority, Rev., VRDO, 0.400%, 12/04/14	2,501

	Total New York	12,500

	Oklahoma — 0.1%
	Other Revenue — 0.1%
2,490	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 0.840%, 12/04/14	2,496

	Oregon — 0.4%
	Other Revenue — 0.4%
	Oregon State Facilities Authority, Providence Health & Services,
5,750	Rev., VRDO, 0.270%, 12/04/14	5,750
5,000	Series C, Rev., VAR, 0.920%, 12/04/14	5,028

	Total Oregon	10,778

	Pennsylvania — 0.4%
	Other Revenue — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 0.720%, 12/04/14	5,027
3,000	Series B, Rev., VAR, 0.440%, 12/04/14	3,000
5,000	Series B-1, Rev., 0.640%, 12/04/14	5,017

	Total Pennsylvania	13,044

	Texas — 0.7%
	Other Revenue — 0.7%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.720%, 12/04/14	4,026
1,365	County of Harris Toll Road, Senior Lien, Series A, Rev., VAR, 0.470%, 12/04/14	1,368
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.670%, 12/04/14	3,225
2,500	Series A, Rev., VAR, 0.820%, 12/04/14	2,528
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., 0.390%, 12/04/14	10,024

	Total Texas	21,171

	Washington — 0.0% (g)
	Utility — 0.0% (g)
1,000	Grant County Public Utility District No. 2, Electric System, Rev., VRDO, 0.360%, 12/04/14	1,000

	Total Weekly Demand Notes (Cost $139,209)	139,762

SHARES

Short-Term Investment — 8.7%
	Investment Company — 8.7%
259,206	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $259,206)	259,206

	Total Investments — 99.9% (Cost $2,958,887)	2,990,103
	Other Assets in Excess of Liabilities — 0.1%	3,305

	NET ASSETS — 100.0%	$2,993,408

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Note
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,027
Aggregate gross unrealized depreciation	(1,811)

Net unrealized appreciation/depreciation	$31,216

Federal income tax cost of investments	$2,958,887

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$259,206	$2,730,897	$—	$2,990,103

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 92.8% (t)
	Alabama — 0.7%
	Other Revenue — 0.7%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,055
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,174

	Total Alabama	2,229

	Alaska — 4.6%
	Other Revenue — 1.0%
2,750	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/28	3,296

	Utility — 3.6%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,949
3,915	Rev., AGM, 6.000%, 07/01/19	4,717
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,841

		11,507

	Total Alaska	14,803

	Arkansas — 0.8%
	Other Revenue — 0.1%
250	University of Arkansas, Board of Trustees, Various Facilities, Pine Bluff Campus, Series A, Rev., 5.000%, 12/01/29	298

	Utility — 0.7%
	Arkansas State, Benton Washington Regional Public Water Authority, Water,
1,625	Rev., 4.000%, 10/01/30	1,688
635	Rev., 4.000%, 10/01/32	653

		2,341

	Total Arkansas	2,639

	California — 15.1%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,636

	General Obligation — 5.5%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,641
7,500	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	4,855
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	60
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	956
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	6,103

		17,615

	Other Revenue — 1.2%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,383
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,397

		3,780

	Prerefunded — 0.6%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	49
1,500	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	1,730

		1,779

	Utility — 3.6%
5,600	City of Los Angeles, Department of Water and Power, Power System, Series D, Rev., 5.000%, 07/01/33 (w)	6,553
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,312
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,795

		11,660

	Water & Sewer — 3.7%
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,303
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/39	8,566

		11,869

	Total California	48,339

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — 3.4%
	Certificate of Participation/Lease — 0.7%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,256

	Education — 0.6%
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/38	1,729

	Other Revenue — 0.3%
950	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,044

	Prerefunded — 1.1%
3,550	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,529

	Utility — 0.7%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,111
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,115

		2,226

	Total Colorado	10,784

	Delaware — 1.4%
	Prerefunded — 1.4%
4,115	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	4,503

	District of Columbia — 1.9%
	General Obligation — 1.5%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,788

	Other Revenue — 0.4%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	579
500	Series A, Rev., 6.000%, 07/01/48	576

		1,155

	Total District of Columbia	5,943

	Florida — 2.1%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,080

	Transportation — 1.2%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,747

	Total Florida	6,827

	Georgia — 4.3%
	Hospital — 1.8%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,636

	Special Tax — 2.5%
7,230	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series P, Rev., AMBAC, 6.250%, 07/01/20	8,025

	Total Georgia	13,661

	Illinois — 7.4%
	General Obligation — 1.7%
2,000	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	2,201
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,313

		5,514

	Other Revenue — 0.9%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,725
1,000	Illinois State Toll Highway Authority, Toll Highway, Series D, Rev., 5.000%, 01/01/24 (w)	1,206

		2,931

	Prerefunded — 0.7%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,164

	Transportation — 4.1%
	Regional Transportation Authority,
6,000	Series A, Rev., NATL-RE, 6.500%, 07/01/30	8,370
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,631

		13,001

	Total Illinois	23,610

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — 2.0%
	General Obligation — 0.2%
585	Beech Grove School Building Corp., First Mortgage, GO, NATL-RE, 6.250%, 07/05/16	613

	Other Revenue — 1.8%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,774

	Total Indiana	6,387

	Louisiana — 0.4%
	Other Revenue — 0.4%
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	1,098

	Maine — 2.1%
	Transportation — 2.1%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,545
2,680	Rev., 6.000%, 07/01/38	3,169

	Total Maine	6,714

	Michigan — 0.5%
	Other Revenue — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,694

	Mississippi — 0.4%
	Other Revenue — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,319

	Missouri — 1.0%
	Other Revenue — 1.0%
2,500	Missouri Highways & Transportation Commission, First Lien Refunding State Road, Series A, Rev., 5.000%, 05/01/26	3,171

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	449

	New Jersey — 4.1%
	Housing — 0.6%
1,785	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	1,857

	Transportation — 3.5%
20,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	6,732
4,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 4.250%, 06/15/44 (w)	4,433

		11,165

	Total New Jersey	13,022

	New York — 16.1%
	Other Revenue — 7.7%
	New York State Dormitory Authority, Sales Tax,
5,000	Series A, 5.000%, 03/15/25	6,174
7,250	Series A, Rev., 5.000%, 03/15/44 (w)	8,361
2,500	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/33	2,905
2,000	Sales Tax Asset Receivable Corp., Series A, Rev., 5.000%, 10/15/30	2,412
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,901

		24,753

	Transportation — 5.5%
14,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	17,427

	Utility — 1.1%
	Utility Debt Securitization Authority,
400	Series TE, Rev., 5.000%, 12/15/30	476
2,570	Series TE, Rev., 5.000%, 12/15/35	3,003

		3,479

	Water & Sewer — 1.8%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,732

	Total New York	51,391

	Ohio — 1.8%
	General Obligation — 1.3%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	563
400	GO, AGC, 6.000%, 12/01/28	445
250	GO, AGC, 6.125%, 12/01/33	277
400	GO, AGC, 6.125%, 12/01/38	441

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,119
1,000	GO, 5.250%, 01/01/41	1,114

		3,959

	Other Revenue — 0.5%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,125
500	Warren County, Health Care Facilities Improvement, Otterbein Homes Obligated Group, Rev., 5.000%, 07/01/39 (w)	546

		1,671

	Total Ohio	5,630

	Oklahoma — 0.7%
	Water & Sewer — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,260

	South Carolina — 6.8%
	General Obligation — 3.5%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,195

	Prerefunded — 1.5%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,926

	Utility — 1.8%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,730

	Total South Carolina	21,851

	South Dakota — 0.5%
	Other Revenue — 0.5%
1,085	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,142
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	359

		1,501

	Prerefunded — 0.0% (g)
111	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	115

	Total South Dakota	1,616

	Texas — 10.9%
	General Obligation — 1.0%
535	City of Carrollton, GO, 5.000%, 08/15/26	615
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,532

		3,147

	Other Revenue — 3.0%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,498
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,137
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,428
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,105
2,300	Rev., 5.500%, 09/01/43	2,553

		9,721

	Prerefunded — 3.7%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,564
2,155	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	2,251
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,359
1,500	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,726

		11,900

	Utility — 1.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,341

	Water & Sewer — 1.5%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,882

	Total Texas	34,991

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 3.7%
	Education — 2.0%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,490

	Hospital — 1.7%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,340

	Total Washington	11,830

	Total Municipal Bonds (Cost $262,380)	296,761

SHARES
Short-Term Investment — 5.8%
	Investment Company — 5.8%
18,592	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $18,592)	18,592

	Total Investments — 98.6% (Cost $280,972)	315,353
	Other Assets in Excess of Liabilities — 1.4% (c)	4,538

	NET ASSETS — 100.0%	$319,891

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(24)	U.S. Long Bond	03/20/15	$(3,423)	$(48)

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,593
Aggregate gross unrealized depreciation	(212)

Net unrealized appreciation/depreciation	$34,381

Federal income tax cost of investments	$280,972

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,592	$296,761	$—	$315,353

Depreciation in Other Financial Instruments
Futures Contracts	$(48)	$—	$—	$(48)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 12.9%
500	Federal Farm Credit Banks, 6.270%, 01/26/16 (m)	534
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,859
9,148	New Valley Generation I, 7.299%, 03/15/19 (m)	10,409
3,217	New Valley Generation II, 5.572%, 05/01/20 (m)	3,587

	Total U.S. Government Agency Securities (Cost $18,051)	18,389

U.S. Treasury Obligations — 84.3%
	U.S. Treasury Notes,
20,000	0.250%, 12/15/15	20,019
10,500	0.625%, 04/30/18	10,344
10,000	0.750%, 10/31/17	9,963
5,000	0.750%, 03/31/18	4,952
5,595	0.875%, 12/31/16	5,634
10,000	0.875%, 04/30/17	10,048
2,000	1.000%, 06/30/19	1,961
2,000	1.000%, 08/31/19	1,956
6,000	1.250%, 10/31/18	6,002
2,000	1.750%, 07/31/15	2,022
10,000	2.000%, 04/30/16	10,249
12,000	2.625%, 02/29/16	12,358
15,000	2.625%, 04/30/16	15,504
4,405	3.125%, 01/31/17	4,648
4,000	3.250%, 12/31/16	4,224

	Total U.S. Treasury Obligations (Cost $119,480)	119,884

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
3,429	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $3,429)	3,429

	Total Investments — 99.6% (Cost $140,960)	141,702
	Other Assets in Excess of Liabilities — 0.4%	512

	NET ASSETS — 100.0%	$142,214

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$870
Aggregate gross unrealized depreciation	(128)

Net unrealized appreciation/depreciation	$742

Federal income tax cost of investments	$140,960

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$4,393	$13,996		$18,389
U.S. Treasury Obligations	—	119,884	—		119,884
Short-Term Investment
Investment Company	3,429	—	—		3,429

Total Investments in Securities	$3,429	$124,277	$13,996	*	$141,702

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
U.S. Government Agency Securities	$4,136	$—	$(59)	$(215)	$—	$(2,248)	$12,382	$—	$13,996

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($59,000).

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 59.5%
	Federal Farm Credit Bank — 2.5%
25,000	VAR, 0.095%, 12/20/14	24,999
62,000	VAR, 0.102%, 12/02/14 (m)	62,000
220,000	VAR, 0.117%, 12/02/14	219,999
75,000	VAR, 0.119%, 12/30/14 (m)	74,996
160,000	VAR, 0.124%, 12/30/14	159,990
190,000	VAR, 0.126%, 12/08/14	189,939
265,000	VAR, 0.133%, 12/18/14	264,968
390,000	VAR, 0.135%, 12/20/14	390,000
50,000	VAR, 0.147%, 12/03/14 (m)	50,003
125,000	VAR, 0.153%, 12/18/14 (m)	125,025

		1,561,919

	Federal Home Loan Bank — 31.9%
500,000	0.070%, 04/22/15	499,966
355,000	0.070%, 04/23/15	354,971
250,000	0.070%, 04/24/15	249,984
225,000	0.090%, 01/23/15	224,994
170,000	0.090%, 02/02/15 (m)	169,990
250,000	0.090%, 04/10/15	249,990
250,000	0.100%, 02/12/15	249,989
174,000	0.125%, 04/10/15 (m)	173,986
70,000	0.125%, 04/14/15 (m)	69,996
250,000	0.130%, 04/14/15 (m)	249,989
155,000	0.180%, 07/16/15 (m)	154,988
79,000	0.190%, 09/01/15	78,992
242,000	0.200%, 07/17/15 (m)	242,000
105,000	0.200%, 08/12/15	104,991
200,000	0.200%, 08/17/15	200,000
64,500	0.250%, 02/20/15 (m)	64,524
150,000	DN, 0.050%, 01/07/15 (n)	149,992
2,348,500	DN, 0.050%, 01/09/15 (n)	2,348,373
1,838,000	DN, 0.050%, 01/14/15 (n)	1,837,888
1,618,900	DN, 0.055%, 01/16/15 (n)	1,618,786
1,280,000	DN, 0.062%, 01/21/15 (n)	1,279,888
1,000,000	DN, 0.067%, 01/23/15 (n)	999,901
464,000	DN, 0.070%, 04/10/15 (n)	463,883
405,000	DN, 0.070%, 04/15/15 (n)	404,894
1,775,000	DN, 0.075%, 02/04/15 (n)	1,774,760
1,450,000	DN, 0.080%, 01/28/15 (n)	1,449,813
510,000	DN, 0.086%, 04/22/15 (n)	509,827
750,000	DN, 0.087%, 02/11/15 (n)	749,869
496,103	DN, 0.095%, 02/18/15 (n)	496,000
630,000	DN, 0.100%, 02/13/15 (n)	629,870
400,000	DN, 0.100%, 05/06/15 (n)	399,827
117,000	VAR, 0.105%, 12/20/14 (m)	117,001
388,000	VAR, 0.106%, 12/05/14 (m)	388,001
230,000	VAR, 0.108%, 12/05/14 (m)	229,959
170,000	VAR, 0.110%, 12/17/14 (m)	169,973
250,000	VAR, 0.113%, 12/21/14	250,000
225,000	VAR, 0.113%, 12/22/14	225,000
250,000	VAR, 0.145%, 12/15/14 (m)	249,986

		20,082,841

	Federal Home Loan Mortgage Corp. — 14.4%
472,000	0.300%, 07/08/15 (m)	472,414
50,120	DN, 0.070%, 03/09/15 (n)	50,110
935,000	DN, 0.070%, 04/22/15 (n)	934,742
100,000	DN, 0.070%, 04/23/15 (n)	99,972
150,000	DN, 0.090%, 12/10/14 (m) (n)	149,997
500,000	DN, 0.090%, 01/23/15 (m) (n)	499,934
500,000	DN, 0.090%, 02/03/15 (n)	499,920
100,000	DN, 0.090%, 02/10/15 (n)	99,982
1,000,000	DN, 0.090%, 04/10/15 (n)	999,675
905,000	DN, 0.095%, 02/12/15 (n)	904,826
500,000	DN, 0.095%, 02/18/15 (n)	499,896
597,700	DN, 0.095%, 02/24/15 (n)	597,566
465,000	DN, 0.095%, 04/24/15 (n)	464,823
910,000	DN, 0.100%, 03/20/15 (n)	909,725
100,000	DN, 0.100%, 05/06/15 (n)	99,957
575,000	DN, 0.100%, 05/07/15 (n)	574,749
130,000	DN, 0.100%, 05/18/15 (n)	129,939
465,000	VAR, 0.135%, 12/16/14 (m)	464,917
250,000	VAR, 0.144%, 12/26/14 (m)	250,051
369,000	VAR, 0.145%, 12/25/14 (m)	369,000

		9,072,195

	Federal National Mortgage Association — 10.7%
47,165	0.375%, 03/16/15 (m)	47,205
199,000	0.500%, 07/02/15 (m)	199,403
65,000	DN, 0.075%, 03/03/15 (n)	64,988
400,000	DN, 0.080%, 04/15/15 (n)	399,880
194,000	DN, 0.090%, 12/01/14 (n)	194,000
1,000,000	DN, 0.090%, 01/05/15 (n)	999,912
500,000	DN, 0.090%, 01/06/15 (n)	499,955
845,000	DN, 0.090%, 04/01/15 (n)	844,744
500,000	DN, 0.090%, 04/02/15 (n)	499,848
500,000	DN, 0.090%, 04/06/15 (n)	499,843
100,000	DN, 0.090%, 04/27/15 (n)	99,963
1,840,000	DN, 0.093%, 03/02/15 (n)	1,839,569
250,000	VAR, 0.126%, 12/05/14 (m)	250,018

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
270,500	VAR, 0.145%, 12/21/14 (m)	270,574

		6,709,902

	Total U.S. Government Agency Securities (Cost $37,426,857)	37,426,857

U.S. Treasury Obligations — 1.6%
	U.S. Treasury Bill — 0.2%
100,000	0.113%, 09/17/15 (n)	99,910
	U.S. Treasury Notes — 1.4%
346,000	0.250%, 01/15/15 (m)	346,051
100,000	0.250%, 01/31/15 (m)	100,034
50,000	2.250%, 01/31/15 (m)	50,183
400,000	2.375%, 02/28/15 (m)	402,285

		898,553

	Total U.S. Treasury Obligations (Cost $998,463)	998,463

Repurchase Agreements — 38.8%
200,000	Bank of Nova Scotia, 0.100%, dated 11/28/14, due 12/01/14, repurchase price $200,000, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, due 03/01/43 - 07/01/43, Federal National Mortgage Association, 3.038% - 4.500%, due 03/01/41 - 09/01/44 and U.S. Treasury Securities, 3.250%, due 05/31/16, with a value of $204,000.	200,000
400,000	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent, 0.100%, due 12/01/14, repurchase price $400,003. †	400,000
550,000	BNP Paribas Securities Corp., 0.110%, dated 11/28/14, due 12/01/14, repurchase price $550,000, collateralized by U.S. Treasury Securities, 0.000%, due 12/16/14, with a value of $561,000.	550,000
500,000	BNP Paribas Securities Corp., 0.110%, dated 11/28/14, due 12/08/14, repurchase price $500,028, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 5.030%, due 04/28/17 - 11/01/44, Federal National Mortgage Association, 0.000% - 6.000%, due 11/01/15 - 11/01/44, Government National Mortgage Association, 3.000% - 5.000%, due 04/20/39 - 09/20/44, Municipal Debt Securities, 3.500%, due 12/15/42 and U.S. Treasury Securities, 2.000%, due 01/15/16 - 11/15/21, with a value of $510,814. (i)	500,000
257,420	Citigroup Global Markets Holdings, Inc., 0.100%, dated 11/28/14, due 12/01/14, repurchase price $257,420, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 5.500%, due 01/15/34 - 11/15/44, Federal National Mortgage Association, 3.000% - 5.000%, due 02/25/40 - 07/25/43 and Government National Mortgage Association, 1.900% - 5.000%, due 01/20/38 - 01/16/49, with a value of $265,143.	257,420
200,000	Credit Agricole Corporate and Investment Bank, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $200,000, collateralized by U.S. Treasury Securities, 1.500%, due 01/31/19, with a value of $204,000.	200,000
300,000	Federal Reserve Bank of New York, 0.070%, dated 11/28/14, due 12/01/14, repurchase price $300,000, collateralized by U.S. Treasury Securities, 1.375% - 4.625%, due 09/30/18 - 05/15/42, with a value of $300,002.	300,000
9,000,000	Federal Reserve Bank of New York, 0.070%, dated 11/28/14, due 12/01/14, repurchase price $9,000,000, collateralized by U.S. Treasury Securities, 1.375% - 4.625%, due 09/30/18 - 05/15/42, with a value of $9,000,053.	9,000,000
9,000,000	Federal Reserve Bank of New York, 0.070%, dated 11/28/14, due 12/01/14, repurchase price $9,000,000, collateralized by U.S. Treasury Securities, 1.375% - 4.625%, due 09/30/18 - 05/15/42, with a value of $9,000,053.	9,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
741,239	Merrill Lynch PFS, Inc., 0.120%, dated 11/28/14, due 12/01/14, repurchase price $741,239, collateralized by U.S. Treasury Securities, 0.625% - 8.000%, due 11/30/17 - 11/15/21, with a value of $756,064.	741,239
1,000,000	Morgan Stanley Co. LLC, 0.100%, dated 11/28/14, due 12/01/14, repurchase price $1,000,000, collateralized by Federal Home Loan Mortgage Corporation, 2.292% - 10.000%, due 04/01/15 - 11/01/44 and Federal National Mortgage Association, 1.346% - 6.500%, due 07/01/17 - 12/01/44, with a value of $1,020,000.	1,000,000
500,000	Royal Bank of Canada, 0.080%, dated 11/28/14, due 12/23/14, repurchase price $500,000, collateralized by Federal Home Loan Mortgage Corporation, 0.643% - 4.000%, due 03/01/29 - 11/01/44, Federal National Mortgage Association, 1.944% - 5.492%, due 11/01/15 - 11/01/44 and Government National Mortgage Association, 2.000% - 5.500%, due 03/15/33 - 11/20/44, with a value of $510,645.	500,000
600,000	Royal Bank of Canada, 0.090%, dated 11/28/14, due 12/02/14, repurchase price $600,000, collateralized by Federal Home Loan Mortgage Corporation, 0.655% - 5.000%, due 04/01/25 - 11/01/44, Federal National Mortgage Association, 1.316% - 8.500%, due 11/01/19 - 12/01/44 and Government National Mortgage Association, 2.000% - 9.500%, due 01/15/20 - 11/20/44, with a value of $612,293.	600,000
1,000,000	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent, 0.100%, due 12/01/14, repurchase price $1,000,008. ††	1,000,000
200,000	Societe Generale S.A., 0.100%, dated 11/28/14, due 12/03/14, repurchase price $200,000, collateralized by Federal Home Loan Mortgage Corporation, 0.455% - 3.500%, due 01/15/34 - 07/15/39 and Federal National Mortgage Association, 3.500% - 4.000%, due 05/01/42 - 07/01/44, with a value of $205,116.	200,000

	Total Repurchase Agreements (Cost $24,448,659)	24,448,659

	Total Investments — 99.9% (Cost $62,873,979) *	62,873,979
	Other Assets in Excess of Liabilities — 0.1%	63,151

	NET ASSETS — 100.0%	$62,937,130

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

†	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent – At November 30, 2014, the Fund had undivided interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of December 1, 2014, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$400,000	$400,003	$411,797

Repurchase Agreements – November 30, 2014, the Principal Amounts of the Fund’s interest in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Barclays Capital, Inc.	0.100%	$400,000

At November 30, 2014, the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 56.023%	7/15/22 to 8/15/44
Federal National Mortgage Association	4.348% to 7.500%	11/25/20 to 10/25/44
Government National Mortgage Association	3.000% to 6.598%	9/20/26 to 10/15/49

††	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent – At November 30, 2014, the Fund had undivided interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of December 1, 2014, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$1,000,000	$1,000,008	$1,020,904

Repurchase Agreements – November 30, 2014, the Principal Amounts of the Fund’s interest in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Societe Generale S.A.	0.100%	$1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

At November 30, 2014, the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	0.803% to 3.500%	10/15/22 to 6/1/44
Federal National Mortgage Association	1.847% to 5.000%	2/1/21 to 11/1/44
Government National Mortgage Association	0.257% to 6.500%	8/16/22 to 5/20/62
U.S. Treasury Securities	2.000% to 2.250%	4/30/21 to 11/15/21

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$62,873,979	$—	$62,873,979

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 35.2%
	U.S. Treasury Notes — 35.2%
150,000	0.089%, 12/01/14	150,004
700,000	0.125%, 12/31/14	700,045
700,000	0.125%, 04/30/15	700,163
313,000	0.250%, 01/15/15	313,062
350,000	0.250%, 05/31/15	350,298
250,000	0.250%, 07/15/15	250,146
100,000	0.250%, 09/30/15	100,086
175,000	0.250%, 11/30/15	175,144
289,000	0.375%, 03/15/15	289,242
500,000	0.375%, 04/15/15	500,564
76,000	2.125%, 05/31/15	76,774
200,000	2.375%, 02/28/15 (m)	201,088
250,000	2.500%, 03/31/15	252,002
155,000	4.000%, 02/15/15 (m)	156,255
213,000	4.125%, 05/15/15 (m)	216,910

	Total U.S. Treasury Obligations (Cost $4,431,783)	4,431,783

	Repurchase Agreements — 59.1%
200,000	Bank of Nova Scotia, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.375% - 3.125%, due 05/31/16 - 08/15/44, with a value of $204,000.	200,000
200,000	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent 0.080% due 12/01/14, repurchase price $200,001. †	200,000
350,000	BNP Paribas Securities Corp., 0.070%, dated 11/28/14, due 12/01/14, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.000% - 4.500%, due 02/15/16 - 02/15/44, with a value of $357,000.	350,000
260,824	Credit Agricole Corporate and Investment Bank, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $260,826, collateralized by U.S. Treasury Securities, 1.250% - 3.000%, due 07/15/20 - 05/15/42, with a value of $266,041.	260,824
4,400,000	Federal Reserve Bank of New York, 0.070%, dated 11/28/14, due 12/01/14, repurchase price $4,400,026, collateralized by U.S. Treasury Securities, 1.750% - 4.625%, due 02/28/18 - 05/15/42, with a value of $4,400,026.	4,400,000
400,000	HSBC Securities USA, Inc., 0.070%, dated 11/28/14, due 12/01/14, repurchase price $400,002, collateralized by U.S. Treasury Securities, 2.000% - 6.500%, due 02/15/22 - 08/15/27, with a value of $408,004.	400,000
250,000	JPMorgan Securities LLC, 0.080%, dated 11/28/14, due 12/01/14, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.125% - 5.250%, due 01/15/15 - 02/15/44, with a value of $255,003.	250,000
190,547	Merrill Lynch PFS, Inc., 0.080%, dated 11/28/14, due 12/01/14, repurchase price $190,548, collateralized by U.S. Treasury Securities, 3.000% - 6.125%, due 08/15/29 - 11/15/44, with a value of $194,358.	190,547
200,000	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent 0.080% due 12/01/14, repurchase price $200,001. ††	200,000
1,000,000	Societe Generale S.A., 0.090%, dated 11/28/14, due 12/03/14, repurchase price $1,000,013, collateralized by U.S. Treasury Securities, 0.125% - 6.875%, due 12/31/14 - 0815/40, with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $7,451,371)	7,451,371

	Total Investments — 94.3% (Cost $11,883,154)*	11,883,154
	Other Assets in Excess of Liabilities — 5.7%	713,721

	NET ASSETS — 100.0%	$12,596,875

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

†	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent– At November 30, 2014, the Fund had undivided interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of December 1, 2014, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$200,000	$200,001	$204,000

Repurchase Agreements – November 30, 2014, the Principal Amounts of the Fund’s interest in the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Barclays Capital, Inc.	0.080%	$200,000

At November 30, 2014, the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.125% to 1.625%	1/15/15 to 4/15/18

††	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent – At November 30, 2014, the Fund had undivided interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of December 1, 2014, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$200,000	$200,001	$204,000

Repurchase Agreements – November 30, 2014, the Principal Amounts of the Fund’s interest in the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Societe Generale S.A.	0.080%	$200,000

At November 30, 2014, the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 4.500%	1/15/15 to 11/15/34

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,883,154	$—	$11,883,154

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 28, 2015